                       IMPORTANT SHAREHOLDER INFORMATION

                                STEPSTONE FUNDS

The document you hold in your hands contains your Combined Proxy Statement/Prospectus and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how to vote on your behalf on important issues relating to Stepstone. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees.

We urge you to spend a few minutes with the Combined Proxy Statement/ Prospectus, fill out your proxy card, and return it to us. Voting your proxy, and doing so promptly, enables Stepstone to avoid conducting additional mailings. When Shareholders do not return their proxies in sufficient numbers, the Funds may bear the expense of follow-up solicitations.

Please take a few moments to exercise your right to vote.  Thank you.

The Combined Proxy Statement/Prospectus constitutes the Proxy Statement of Stepstone Funds for the meeting of its shareholders. It also constitutes the Prospectus of HighMark Funds for 13 of its portfolios which are to issue shares in connection with the proposed reorganization - HighMark Diversified Money Market Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Balanced Fund, HighMark Growth Fund, HighMark Value Momentum Fund, HighMark Blue Chip Growth Fund, HighMark Emerging Growth Fund, HighMark International Equity Fund, HighMark Intermediate-Term Bond Fund, HighMark Convertible Securities Fund, HighMark Government Securities Fund and HighMark California Intermediate Tax-Free Bond Fund.

                      IMPORTANT PROXY INFORMATION ENCLOSED
                         - IMMEDIATE ACTION REQUIRED -


(Insert Stepstone Logo)


To Stepstone Shareholders:

You may have recently received a letter announcing the merger of the Stepstone and HighMark Funds. The merger of the two fund families is the result of the merger of The Bank of California, N.A. and Union Bank. It was explained in the letter that over the next several months you could expect to receive additional information about the merger and that you may, in fact, be asked to vote on the merger.

The purpose of this proxy package is to announce that a Shareholder Meeting (the "Meeting") for the Stepstone Funds (collectively the "Funds") has been scheduled for Friday, April 11, 1997. The purpose of the meeting is to submit the Agreement & Plan of Reorganization (the "Reorganization") between the Stepstone and HighMark Funds to the shareholders for a vote.

The Trustees of the Stepstone Funds approved the Reorganization at a meeting held on October 17, 1996. In coming to this conclusion, the Trustees considered a variety of factors including:

        *       the qualifications of the advisor;
        *       the expense ratios of the combined fund family;
        *       the potential economies of scale to be gained by the merger;
        * the advantages of increased investment opportunities for Stepstone shareholders; and
        *       the fact that the merger will be free from Federal income taxes.

The details of the proposed Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read them thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Meeting a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE.

We thank you for your confidence and support.

Stepstone Funds



                      IMPORTANT PROXY INFORMATION ENCLOSED
                         - IMMEDIATE ACTION REQUIRED -

Q. WHY IS THE BOARD OF TRUSTEES PROPOSING TO REORGANIZE THE STEPSTONE AND HIGHMARK FUNDS?

A. As you are aware, Union Bank and The Bank of California, N.A. merged on April 1, 1996 to form Union Bank of California, N.A. In conjunction with the merger, the Boards of Trustees of the two former banks' proprietary mutual fund groups have approved the consolidation of fund groups into one mutual fund family. Before approving the integration of the Stepstone and HighMark Funds, the Stepstone Trustees evaluated the expanded range of investment alternatives that would be available to shareholders, the opportunities for increased economies of scale, and the potential for improved shareholder service. After careful consideration, they determined that the Agreement & Plan of Reorganization is in the best interest of the Stepstone shareholders. Through this proxy, they are submitting the proposal for Reorganization to you - the Stepstone shareholders - for a vote.

Q. WHAT WILL HAPPEN TO MY INVESTMENT IN THE STEPSTONE FUNDS IF THIS PROPOSAL IS APPROVED?

A. The Reorganization provides for the transfer of all of the assets of each Stepstone Fund into its corresponding HighMark Fund in exchange for shares of the HighMark Fund. Every Stepstone shareholder will receive shares of HighMark equal in value to their Stepstone shares. In certain cases, the NAV of your fund may change. However, in these cases the number of shares that you own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.  WILL THE REORGANIZATION AFFECT THE OBJECTIVES AND POLICIES OF THE FUNDS?

A. Generally, the investment objectives and policies of the Stepstone Funds will NOT undergo material changes as a result of the Reorganization. The only Stepstone Fund that will experience a significant change in its investment policy is the Treasury Money Market. The Reorganization provides for the merging of the Stepstone Treasury Money Market and the HighMark 100% U.S. Treasury Money Market. While the Stepstone Fund invests in both U.S. Treasuries and repurchase agreements, the HighMark Fund invests exclusively in U.S. Treasuries. The new HighMark 100% U.S. Treasury Money Market Fund will only invest in U.S. Treasuries.

Q.  HOW WILL FEES AND EXPENSE RATIOS CHANGE AS A RESULT OF THE MERGER?

A. Our goal throughout the merger planning process has been to minimize any adverse impact of fee and expense ratio changes on the Stepstone shareholders. For the most part, the expense ratios of the new HighMark Funds will be the same as those that are currently in effect. While a few funds will carry a slightly higher overall expense ratio after the merger, it is important to note that the fees will continue to remain well below industry medians as tracked by Lipper Analytical Services, Inc. Detailed information regarding current fund expenses and estimated post-merger fund expenses are presented in the fee tables of the accompanying combined prospectus and proxy statement.

Q.  WHAT IF I DO NOT RETURN MY PROXY VOTING BALLOT?

A. In order to conduct the Shareholder Meeting a quorum must be present, in person or by proxy. A quorum is defined as representation of over 50% of the shares outstanding for each Fund as of February 12, 1997. In the event that not enough shareholders return the enclosed proxy ballot card to achieve quorum, we will be forced to incur additional expense associated with additional solicitations. In order to avoid additional costs, please return the completed proxy ballot as soon as possible.

Q.      HOW DO THE BOARD MEMBERS SUGGEST THAT I VOTE?

A. After careful consideration, the Board members of the Stepstone Funds, including the independent members, recommend that you vote "FOR" the Agreement & Plan of Reorganization. The Board also wishes to remind you to vote and return all the proxy ballot cards you receive.

Q.      WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your account administrator, investment sales representative, or the Stepstone Funds directly at 1-800-734-2922.

              PLEASE SIGN & RETURN THE ENCLOSED PROXY BALLOT CARD
                          YOUR VOTE IS VERY IMPORTANT

                              THE STEPSTONE FUNDS

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


To the Shareholders of :

                 Stepstone Money Market Fund
                 Stepstone Treasury Money Market Fund
                 Stepstone California Tax-Free Money Market Fund
                 Stepstone Balanced Fund
                 Stepstone Growth Equity Fund
                 Stepstone Value Momentum Fund
                 Stepstone Blue Chip Growth Fund
                 Stepstone Emerging Growth Fund
                 Stepstone International Equity Fund
                 Stepstone Intermediate-Term Bond Fund
                 Stepstone Convertible Securities Fund
                 Stepstone Government Securities Fund
                 Stepstone California Intermediate Tax-Free Bond Fund

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the above-referenced funds (collectively the "Stepstone Funds"), separate series of the Stepstone Funds ("Stepstone"), will be held at SEI Fund Resources, Oaks, Pennsylvania on Friday, April 11, 1997 at 3:00 p.m., Eastern time, for the following purposes:

         1. To consider and act upon an Agreement and Plan of Reorganization ("Agreement") between Stepstone and HighMark Funds ("HighMark") providing for the transfer of all of the assets of each Stepstone Fund to the corresponding HighMark Fund as listed below in exchange for Fiduciary and Retail shares (collectively, "Shares") of such HighMark Fund and the assumption by such HighMark Fund of all of the liabilities of such Stepstone Fund, followed by the dissolution and liquidation of such Stepstone Fund, and the distribution of Shares of such HighMark Fund to the shareholders of such Stepstone Fund:

------------------------------------------------------------------------------------------------------------
 Stepstone Money Market Fund                             HighMark Diversified Money Market Fund
------------------------------------------------------------------------------------------------------------
 Stepstone Treasury Money Market Fund                    HighMark 100% U.S. Treasury Money Market Fund
------------------------------------------------------------------------------------------------------------
 Stepstone California Tax-Free Money Market Fund         HighMark California Tax-Free Money Market Fund
------------------------------------------------------------------------------------------------------------
 Stepstone Balanced Fund                                 HighMark Balanced Fund
------------------------------------------------------------------------------------------------------------
 Stepstone Growth Equity Fund                            HighMark Growth Fund
------------------------------------------------------------------------------------------------------------
 Stepstone Value Momentum Fund                           HighMark Value Momentum Fund
------------------------------------------------------------------------------------------------------------
 Stepstone Blue Chip Growth Fund                         HighMark Blue Chip Growth Fund
------------------------------------------------------------------------------------------------------------
 Stepstone Emerging Growth Fund                          HighMark Emerging Growth Fund
------------------------------------------------------------------------------------------------------------
 Stepstone International Equity Fund                     HighMark International Equity Fund
------------------------------------------------------------------------------------------------------------
 Stepstone Intermediate-Term Bond Fund                   HighMark Intermediate-Term Bond Fund
------------------------------------------------------------------------------------------------------------
 Stepstone Convertible Securities Fund                   HighMark Convertible Securities Fund
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 Stepstone Government Securities Fund                    HighMark Government Securities Fund
------------------------------------------------------------------------------------------------------------
 Stepstone California Intermediate Tax-Free Bond Fund    HighMark California Intermediate Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------

         2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

         The proposed transaction is described in the attached Combined Prospectus/Proxy Statement. A copy of the Agreement is attached as Appendix A thereto.

         Pursuant to instructions of the Board of Trustees of Stepstone, the close of business on February 12, 1997, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

          SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY STEPSTONE'S BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO STEPSTONE A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                                   By Order of the Trustees
                                                   [               ]
                                                   [               ]
                                                   STEPSTONE FUNDS


 Oaks, Pennsylvania
 March 14, 1997

PROSPECTUS/PROXY STATEMENT
March 1, 1997


HighMark Funds                                          Stepstone Funds
Oaks, PA  19456                                         Oaks, PA  19456
Tel. No. 1-800-433-6884                                 Tel. No. 1-800-433-6884



                      COMBINED PROSPECTUS/PROXY STATEMENT

         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("shares") of the Stepstone Funds for use at a Special Meeting of Shareholders of the Stepstone Funds to approve an Agreement and Plan of Reorganization ("Agreement") between the Stepstone Funds ("Stepstone") and the HighMark Funds ("HighMark") dated as of March 5, 1997, a copy of which is attached hereto as Appendix A, and the consummation of the transactions (collectively, the "Transaction") contemplated therein. The Agreement contemplates the transfer of all of the assets and liabilities of each Stepstone Fund to corresponding investment portfolios of HighMark in exchange for Fiduciary and Retail shares of the corresponding HighMark Fund (collectively "Shares"), followed by the dissolution and liquidation of the respective Stepstone Fund and the distribution of Shares to the shareholders of the Stepstone Fund. As a result of the proposed Transaction, each shareholder of the above-referenced Stepstone Funds will receive on a tax-free basis, a number of full and fractional Shares of the corresponding HighMark Fund equal at the date of the exchange to the value of the net assets of each Stepstone Fund transferred to the corresponding HighMark Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Stepstone Fund owned at that time by the shareholder). If the Stepstone Fund shareholder of record has Institutional Class shares, that shareholder will receive HighMark Fiduciary shares. All other Stepstone shareholders will receive HighMark Retail shares.

         The respective Stepstone Funds correspond to the HighMark Funds as follows:


---------------------------------------------------------------------------------------------------------------
 Stepstone Money Market Fund ("Stepstone Money           HighMark Diversified Money Market Fund ("HighMark
 Market")                                                Diversified Money Market")
---------------------------------------------------------------------------------------------------------------
 Stepstone Treasury Money Market Fund ("Stepstone        HighMark 100% U.S. Treasury Money Market Fund
 Treasury Money Market")                                 ("HighMark  100% U.S. Treasury Money Market")
---------------------------------------------------------------------------------------------------------------
 Stepstone  California Tax-Free Money Market Fund        HighMark California Tax-Free Money Market Fund
 ("Stepstone California Tax-Free Money Market")          ("HighMark California  Tax-Free Money Market")
---------------------------------------------------------------------------------------------------------------
 Stepstone Balanced Fund ("Stepstone Balanced")          HighMark Balanced Fund ("HighMark Balanced")
---------------------------------------------------------------------------------------------------------------
 Stepstone Growth Equity Fund ("Stepstone Growth         HighMark Growth Fund ("HighMark Growth")
 Equity")
---------------------------------------------------------------------------------------------------------------
 Stepstone Value Momentum Fund ("Stepstone Value         HighMark Value Momentum Fund ("HighMark Value
 Momentum")                                              Momentum")
---------------------------------------------------------------------------------------------------------------
 Stepstone Blue Chip Growth Fund ("Stepstone Blue        HighMark Blue Chip Growth Fund ("HighMark Blue Chip
 Chip Growth")                                           Growth")
---------------------------------------------------------------------------------------------------------------
 Stepstone Emerging Growth Fund ("Stepstone Emerging     HighMark Emerging Growth Fund ("HighMark Emerging
 Growth")                                                Growth")
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 Stepstone International Equity Fund ("Stepstone         HighMark International Equity Fund ("HighMark
 International Equity")                                  International  Equity")
---------------------------------------------------------------------------------------------------------------
 Stepstone Intermediate-Term Bond Fund ("Stepstone       HighMark Intermediate-Term Bond Fund ("HighMark
 Intermediate-Term Bond")                                Intermediate-Term Bond")
---------------------------------------------------------------------------------------------------------------
 Stepstone Convertible Securities Fund ("Stepstone       HighMark Convertible Securities Fund ("HighMark
 Convertible Securities")                                Convertible  Securities")
---------------------------------------------------------------------------------------------------------------
 Stepstone Government Securities Fund ("Stepstone        HighMark Government Securities Fund ("HighMark
 Government Securities")                                 Government  Securities")
---------------------------------------------------------------------------------------------------------------
 Stepstone  California Intermediate Tax-Free Bond        HighMark California Intermediate Tax-Free Bond Fund
 Fund ("Stepstone California Intermediate Tax-Free       ("HighMark California Intermediate Tax-Free Bond")
 Bond")
---------------------------------------------------------------------------------------------------------------

(such funds each are a "Stepstone Fund" or a "HighMark Fund" and are collectively the "Stepstone Funds" or the "HighMark Funds").

         This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the HighMark Funds. Please read it and keep it for future reference. This Combined Prospectus/Proxy Statement is accompanied by the prospectuses relating to the HighMark Funds, each of which is dated February 26, 1997 (the "HighMark Prospectuses"), which contain information about the HighMark Funds, as well as the current prospectuses relating to the Stepstone Funds dated May 28, 1996 (the "Stepstone Prospectuses"), which contain information about the Stepstone Funds, all of which are incorporated into this Combined Prospectus/Proxy Statement by reference. The current Statement of Additional Information of the HighMark Funds, dated February 26, 1997, has been filed with the Securities and Exchange Commission and is incorporated into this Combined Prospectus/Proxy Statement by reference. The Statement of Additional Information of HighMark may be obtained, without charge, by writing SEI Financial Services Company, Oaks, PA 19456 or by calling 1-800- 433-6884. The Statement of Additional Information of the Stepstone Funds, dated May 28, 1996, has been filed with the Securities and Exchange Commission and is incorporated into this Combined Prospectus/Proxy Statement by reference. The Statement of Additional Information of the Stepstone Funds may be obtained, without charge, by writing SEI Financial Services Company at the above-listed address or by calling 1-800- 433-6884. In addition, a Statement of Additional Information dated March 1, 1997 relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated into this Combined Prospectus/Proxy Statement by reference. Such Statement of Additional Information may be obtained, without charge, by writing SEI Financial Services Company at the above-listed address or by calling 1-800- 433-6884.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       ------------------------------------------------------------------------
         THE SHARES OF HIGHMARK OFFERED HEREBY ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING UNION BANK OF CALIFORNIA, N.A., BANK OF TOKYO-MITSUBISHI, LIMITED OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS. HIGHMARK'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN HIGHMARK INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
       ------------------------------------------------------------------------

                               [BACK COVER PAGE]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY STEPSTONE OR BY HIGHMARK. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY HIGHMARK IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                 Page
                                                                 ----
PROPOSAL (1) APPROVAL OF AGREEMENT AND
PLAN OF REORGANIZATION    . . . . . . . . . . . . . . . . .

FEE TABLES  . . . . . . . . . . . . . . . . . . . . . . . .

SYNOPSIS OF PROSPECTUSES  . . . . . . . . . . . . . . . . .

RISK FACTORS  . . . . . . . . . . . . . . . . . . . . . . .

SPECIAL MEETING OF SHAREHOLDERS . . . . . . . . . . . . . .

PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF
AGREEMENT AND PLAN OF REORGANIZATION    . . . . . . . . . .

BACKGROUND AND REASONS FOR THE PROPOSED
REORGANIZATION  . . . . . . . . . . . . . . . . . . . . . .

INFORMATION ABOUT THE REORGANIZATION    . . . . . . . . . .

HIGHMARK FUNDS  . . . . . . . . . . . . . . . . . . . . . .

STEPSTONE FUNDS   . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . .

VOTING INFORMATION  . . . . . . . . . . . . . . . . . . . .

INFORMATION FILED WITH THE SECURITIES AND
EXCHANGE COMMISSION   . . . . . . . . . . . . . . . . . . .

FORM OF AGREEMENT AND PLAN OF REORGANIZATION    . . . . . .
APPENDIX A    . . . . . . . . . . . . . . . . . . . . . . .

FEE TABLES -- APPENDIX B  . . . . . . . . . . . . . . . . .

HIGHMARK ANNUAL REPORT -- APPENDIX C  . . . . . . . . . . .

                     PROPOSAL (1) -- APPROVAL OF AGREEMENT
                           AND PLAN OF REORGANIZATION


          At a meeting held on October 17, 1996, all of the Trustees of Stepstone unanimously approved an Agreement and Plan of Reorganization by and between Stepstone and HighMark providing for the transfer of all of the assets of each Stepstone Fund to its corresponding HighMark Fund in exchange for Shares of beneficial interest of such HighMark Fund and the assumption by such HighMark Fund of all of the liabilities of such Stepstone Fund.

         Following the transfer, each of the Stepstone Funds will be dissolved and the Shares received by each Stepstone Fund will be distributed to the respective shareholders of such Stepstone Funds in liquidation of the Stepstone Funds. As a result of the proposed Transaction, shareholders of each Stepstone Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value at the date of the exchange to the value of the net assets of the Stepstone Fund transferred to the corresponding HighMark Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Stepstone Fund owned at the time by the shareholder). If the Stepstone Fund shareholder of record has Institutional Class shares, that shareholder will receive HighMark Fiduciary shares. All other Stepstone shareholders will receive HighMark Retail Class shares.

         For the reasons set forth below under "Background and Reasons for the Proposed Reorganization," the Board of Trustees of Stepstone and HighMark, including Trustees of Stepstone and HighMark who are not "interested persons" of either Stepstone or HighMark as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transaction is in the best interests of the respective registered investment companies and their respective existing shareholders and that the economic interests of their respective existing shareholders will not be diluted as a result of effecting the proposed Transaction.

         In reaching this conclusion, the Trustees considered, among other things, the qualifications and experience of Union Bank of California, N.A. (the "Advisor"); the projected expense ratios of each HighMark Fund compared to the corresponding Stepstone Fund, and the potential economies of scale which could be realized over time by former Stepstone Fund shareholders as each HighMark Fund increases in size; the services to be provided to HighMark Shareholders, including the availability of portfolios with objectives, policies and services similar to those of the Stepstone Funds; the recommendation of the Advisor in favor of the Transaction; and the fact that the Transaction will be free from Federal income taxes to the Stepstone Funds and the HighMark Funds and their shareholders.

                                   FEE TABLES

         Fee tables showing the current fees for the Stepstone and HighMark Funds can be found in Appendix B at the end of this Combined Prospectus/Proxy Statement. Because the fees for the HighMark Funds following the Transaction will be identical to the current fees for the HighMark Funds as set forth in the fee tables, no pro forma fees are provided. As shown in the fee tables, in some instances, the HighMark fees and expenses following the merger are lower than the current Stepstone fees, in some instances they are higher.

                            SYNOPSIS OF PROSPECTUSES

         Investment Objectives and Policies. Below is a brief comparison of the investment objectives and policies of each Stepstone Fund and the corresponding HighMark Fund. Following the Fund by Fund comparisons, there is a brief comparison of investment policies and techniques that are common to all of the Funds. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the HighMark Prospectuses and the Stepstone Prospectuses accompanying this Combined Prospectus/Proxy Statement. For a full and detailed description of permitted investments, see the applicable HighMark and Stepstone Prospectuses. For a discussion of the risk factors of these investments, see Risk Factors below, and the applicable HighMark and Stepstone prospectuses.

         Reflecting the fact that Union Bank of California, N.A. serves as investment advisor to both Stepstone and HighMark, the corresponding portfolios are similar in almost all respects. In addition, HighMark Value Momentum, HighMark Blue Chip Growth, HighMark Emerging Growth, HighMark International Equity, HighMark Intermediate-Term Bond, HighMark
Convertible Securities, HighMark Government Securities and HighMark
California Intermediate Tax-Free Bond are each new Funds created by HighMark to receive the assets of the corresponding Stepstone Fund, and were therefore designed to be virtually identical to such Stepstone Funds.

         The securities currently held by each Stepstone Fund are substantially similar to those securities which the corresponding HighMark Fund may hold. Consequently, the proposed reorganizations of the Stepstone Funds should not result in higher than normal portfolio turnover due to the corresponding HighMark Fund's disposal of investment securities.

         STEPSTONE MONEY MARKET AND HIGHMARK DIVERSIFIED MONEY MARKET As its investment objective, Stepstone Money Market seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Similarly, HighMark Diversified Money Market seeks current income with liquidity and stability of principal. Both Stepstone Money Market and HighMark Diversified Money Market invest in U.S. dollar denominated obligations determined by the Advisor to present minimal credit risks under guidelines adopted by each of HighMark's and Stepstone's Board of Trustees.

         For both Stepstone Money Market and HighMark Diversified Money Market, such obligations include:

         (i) obligations issued by the U.S. Government, and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government;

         (ii) obligations such as bankers' acceptances, bank notes, certificates of deposit and time deposits of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks;

         (iii) short-term promissory notes issued by corporations, including Canadian Commercial Paper ("CCP") and Europaper;

         (iv) U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank;

         (v)     loan participations;

         (vi) readily-marketable, short-term debt securities including, but not limited to, those backed by company receivables, truck and auto loans, leases, and credit card loans;

         (vii)   Treasury receipts, including TRs, TIGRs and CATs; and

         (viii)  repurchase agreements involving such obligations.

         Subject to the provisions of Rule 2a-7 under the 1940 Act, investments of both Stepstone Money Market and HighMark Diversified Money Market consist of those obligations that, at the time of purchase, possess the highest short-term rating from at least one nationally recognized statistical rating organization ("NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation ("S&P") or "P-1" by Moody's

Investors Service, Inc. ("Moody's"))(1). Although HighMark Diversified Money Market does not presently expect to do so, it may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that do not possess an equivalent short-term rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the HighMark Board of Trustees. In the event that HighMark Diversified Money Market should begin to invest in such obligations, it may lead to somewhat higher levels of risk and return.


         Both Stepstone Money Market and HighMark Diversified Money Market may concentrate their investments in certain instruments issued by U.S. Banks, U.S. branches of foreign banks, and foreign branches of U.S. banks, but only so long as the investment risk associated with investing in foreign branches of U.S. banks is the same as that associated with investing in instruments issued by the U.S. parent.

         STEPSTONE TREASURY MONEY MARKET AND HIGHMARK 100% U.S. TREASURY MONEY
MARKET.   As its investment objective, Stepstone Treasury Money Market seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Similarly, HighMark 100% U.S. Treasury Money Market seeks current income with liquidity and stability of principal.

         Both Stepstone Treasury Money Market and HighMark 100% U.S. Treasury Money Market invest exclusively in direct U.S. Treasury obligations and separately traded component parts of such obligations transferable through the Federal Reserve book-entry system ("STRIPs"). Stepstone Treasury Money Market additionally may invest in repurchase agreements involving such obligations; HighMark 100% U.S. Treasury Money Market may not. Therefore, HighMark 100% U.S. Treasury Money Market may have somewhat lower levels of risk and return.

         STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET AND HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET. As its investment objective, Stepstone California Tax-Free Money Market seeks to preserve principal and maintain a high degree of liquidity while providing current income exempt from federal and California state personal income taxes. Similarly, as its investment objective, HighMark California Tax-Free Money Market seeks as high a level of current interest income free from federal income tax and California personal income tax as is consistent with the preservation of capital and relative stability of principal.

         Both Stepstone California Tax-Free Money Market and HighMark California Tax-Free Money Market invest in obligations issued by the State of California and its political subdivisions or municipal authorities and obligations issued by territories or possessions of the United States ("Municipal Securities").

         Under normal market conditions and, as a matter of fundamental policy, at least 80% of the value of the total assets of both Stepstone California Tax-Free Money Market and HighMark California Tax-Free Money Market will be invested in Municipal Securities, the interest on which, in the opinion of bond counsel, is excluded from gross income both for federal income tax purposes and for California personal income tax purposes, and does not constitute a preference item for individuals for purposes of the federal alternative minimum tax.




--------------------
    (1) For information on ratings, see the Appendix to the Statement of Additional Information of HighMark or Stepstone.

         Under normal market conditions, up to 20% of the total assets of both Stepstone California Tax-Free Money Market and HighMark California Tax-Free Money Market may be invested in short-term obligations, the interest on which is treated as a preference item for individuals for purposes of the federal alternative minimum tax or subject to federal or California personal income tax ("Taxable Obligations"). These short-term obligations may include bonds from other states and cash equivalents.

         Investments of both Stepstone California Tax-Free Money Market and HighMark California Tax-Free Money Market consist of those obligations that, at the time of purchase, possess one of the two highest short-term ratings by a NRSRO, and in obligations that do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Stepstone or HighMark Board of Trustees.

         HighMark California Tax-Free Money Market may hold uninvested cash reserves pending investment during temporary "defensive" periods or if, in the opinion of the Advisor, desirable tax-exempt obligations are unavailable. In accordance with the Fund's investment objective and subject to its fundamental policies, investments may be made in Taxable Obligations if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. Government or other taxable securities is deemed appropriate for temporary "defensive" purposes. For temporary defensive purposes, Stepstone California Tax-Free Money Market may, when the Advisor determines that market conditions warrant, invest up to 100% of its assets in municipal obligations of other states or taxable money market instruments.

         Both Stepstone California Tax-Free Money Market and HighMark California Tax-Free Money Market may also acquire Municipal Securities that have "put" features. Under a put feature, the Fund has the right to sell the Municipal Security within a specified period of time at a specified price.

         STEPSTONE BALANCED AND HIGHMARK BALANCED. As its investment objective, Stepstone Balanced seeks to provide both capital appreciation and income. HighMark Balanced seeks capital appreciation and income, with conservation of capital a secondary consideration.

         Both Stepstone Balanced and HighMark Balanced may invest in any type or class of security. Under normal market conditions, both Stepstone Balanced and HighMark Balanced will invest between 50% and 70% of their total assets in equity securities. Senior fixed-income securities will normally constitute at least 25% of the net assets of both Stepstone Balanced and HighMark Balanced.

         Equity securities for both Stepstone Balanced and HighMark Balanced include common stocks, warrants to purchase common stocks, American Depositary Receipts ("ADRs"), preferred stocks and securities (including debt securities) convertible into or exercisable for common stocks. HighMark Balanced may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). Fixed-income investments for both Stepstone Balanced and HighMark Balanced consist of bonds, debentures, notes, zero-coupon securities, all forms of mortgage-related securities (including collateralized mortgage obligations), and obligations issued or guaranteed by the U.S. or foreign Governments or their agencies or instrumentalities. Privately issued mortgage-backed securities must be rated in one of the top two categories by at least one NRSRO. In addition to mortgage-backed securities, both Stepstone Balanced and HighMark Balanced may invest in other asset-backed securities including, but not limited to, those backed by company receivables, truck and auto loans, leases, and credit card or other receivables.

         Both Stepstone Balanced and HighMark Balanced may invest in bonds, notes and debentures of any maturity issued by U.S. and foreign corporate and governmental issuers. Both Stepstone Balanced and HighMark Balanced will invest only in corporate fixed-income securities that are rated at the time of purchase as investment grade by a NRSRO (e.g., at least Baa from Moody's or BBB from S&P) or, if unrated, which the Advisor deems to be of comparable quality.

         The portions of the assets of both Stepstone Balanced and HighMark Balanced invested in equity securities and fixed-income securities vary from time to time within the stated ranges, depending upon the Advisor's assessment of business, economic and market conditions.

         STEPSTONE GROWTH EQUITY AND HIGHMARK GROWTH. As its investment objective, Stepstone Growth Equity seeks long-term capital growth. Similarly, HighMark Growth seeks long-term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

         Under normal market conditions, both Stepstone Growth Equity and HighMark Growth invest at least 65% of their total assets in equity securities, including common stocks, warrants to purchase common stocks, ADRs, preferred stocks and securities (including debt securities) convertible into or exercisable for common stocks, of growth-oriented companies. HighMark Growth emphasizes a well diversified portfolio of medium to large capitalization growth companies (capitalization in excess of $500 million) with a record of above average growth in earnings. HighMark Growth focuses on companies that the Advisor believes to have enduring quality and above average earnings growth.

         STEPSTONE VALUE MOMENTUM AND HIGHMARK VALUE MOMENTUM. As their investment objectives, both Stepstone Value Momentum and HighMark Value Momentum seek long-term capital growth with a secondary objective of income.

         Under normal market conditions, both Stepstone Value Momentum and HighMark Value Momentum will invest at least 65% of their total assets in equity securities, including common stocks, warrants to purchase common stocks, ADRs, preferred stocks and securities (including debt securities) convertible into or exercisable for common stocks. Both Stepstone Value Momentum and HighMark Value Momentum will be invested primarily in securities which the Advisor believes to be undervalued relative to the market and to the security's historic valuation. Stocks are then screened for positive price or earnings momentum. Securities purchased will generally have a medium to high market capitalization. A majority of the securities in which both Stepstone Value Momentum and HighMark Value Momentum invest will be dividend paying.

         STEPSTONE BLUE CHIP GROWTH AND HIGHMARK BLUE CHIP GROWTH. As their investment objectives, both Stepstone Blue Chip Growth and HighMark Blue Chip Growth seek long-term capital growth by investing in a diversified portfolio of common stocks and other equity securities of seasoned, large capitalization companies.

         Under normal market conditions, both Stepstone Blue Chip Growth and HighMark Blue Chip Growth will invest at least 65% of their total assets in equity securities, including common stocks, warrants to purchase common stocks, ADRs, preferred stocks and securities (including debt securities) convertible into or exercisable for common stocks. Both Stepstone Blue Chip Growth and HighMark Blue Chip Growth primarily invest in equity securities of seasoned, large capitalization companies. A seasoned company is generally a company with an operating history of 3 years or more. A large capitalization company is generally a company with capitalization in excess of $1.0 billion. A majority of each Fund's equity investments ordinarily will consist of dividend-paying securities. Stepstone Blue Chip Growth limits its investment in foreign securities to 15% of its total assets; HighMark Blue Chip Growth does not. Therefore, it is possible that investments in HighMark Blue Chip Growth may entail exposure to a higher level of foreign securities holdings.

         STEPSTONE EMERGING GROWTH AND HIGHMARK EMERGING GROWTH. As their investment objectives, both Stepstone Emerging Growth and HighMark Emerging Growth seek long-term growth of capital by investing in a diversified portfolio of equity securities of small capitalization, emerging growth companies.

         Under normal market conditions, both Stepstone Emerging Growth and HighMark Emerging Growth will invest at least 65% of their total assets in equity securities, including common stocks, warrants to purchase common stocks, ADRs, preferred stocks and securities (including debt securities) convertible into or exercisable for common stocks of small and medium capitalization companies. Small and medium capitalization companies are those with capitalization between $50 million and $1 billion and the potential for growth or those which, in the Advisor's opinion, have potential for above-average long-term capital appreciation. An emerging growth company is one which, in the Advisor's judgment, is in the developing stages of its life cycle and has demonstrated or is expected to achieve rapid growth in earnings and/or revenues.

         Both Stepstone Emerging Growth and HighMark Emerging Growth may also invest in equity securities of companies in "special equity situations," meaning companies experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management.

         STEPSTONE INTERNATIONAL EQUITY AND HIGHMARK INTERNATIONAL EQUITY. As their investment objectives, both Stepstone International Equity and HighMark International Equity seek to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers.

         Under normal market conditions, at least 65% of the assets of both Stepstone International Equity and HighMark International Equity will be invested in the following equity securities of non-U.S. issuers: common stocks, securities convertible into common stocks, preferred stocks, warrants and rights to purchase common stock. Under normal market conditions, at least 65% of the total assets of both Stepstone International Equity and HighMark International Equity will be invested in securities of issuers organized under the laws of at least five countries other than the United States that are included in the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index").(2) The Advisor and Tokyo-Mitsubishi Asset Management (U.K.), Ltd., the sub-advisor to both Stepstone International Equity and HighMark International Equity, select individual securities for both Stepstone International Equity and HighMark International Equity on the basis of their growth opportunities or undervaluation in relation to other securities. Both Stepstone International Equity and HighMark International Equity expect their investments to emphasize companies with market capitalizations in excess of $100,000,000.

         Both Stepstone International Equity and HighMark International Equity will typically invest in equity securities listed on recognized foreign exchanges, but may also invest up to 15% of their total assets in securities traded in over-the-counter markets. Equity securities of non-U.S. issuers may also be purchased in the form of sponsored or unsponsored ADRs and sponsored or unsponsored European Depositary Receipts ("EDRs").

         Both Stepstone International Equity and HighMark International Equity may invest in futures and options on futures for the purpose of achieving their objectives. Both Stepstone International Equity and HighMark International Equity may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index, are permitted investments of the Fund. Such futures contracts may include index contracts and contracts for foreign currencies. Both Stepstone International Equity and HighMark International Equity may enter into futures contracts and options on futures only to the extent that their obligations under such contracts or transactions, together with options on securities or indices represent not more than 25% of either Fund's assets.

         Both Stepstone International Equity and HighMark International Equity may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates, and may also invest in options on currencies.

         The remaining assets of both Stepstone International Equity and HighMark International Equity may be invested in investment grade bonds and debentures issued by non-U.S. or U.S. companies, obligations of




--------------------
    (2) "MSCI-EAFE Index" is a registered service mark of Morgan Stanley Capital International which does not sponsor and is in no way affiliated with the International Equity Fund.

supranational entities, securities issued or guaranteed by foreign and U.S. governments, and foreign and U.S. commercial paper. Certain of these instruments may have floating or variable interest rate provisions. In addition, both Stepstone International Equity and HighMark International Equity may invest in securities of issuers whose principal activities are in countries with emerging markets. Both Stepstone International Equity and HighMark International Equity may also purchase shares of closed-end investment companies that invest in the securities of issuers in a single country or region and shares of open-end management investment companies.

         STEPSTONE INTERMEDIATE-TERM BOND AND HIGHMARK INTERMEDIATE-TERM Bond. As its investment objective, Stepstone Intermediate-Term Bond seeks to provide total return. Similarly, HighMark Intermediate-Term Bond seeks total return through investments in fixed-income securities.

         Under normal market conditions, at least 65% of the assets of both Stepstone Intermediate-Term Bond and HighMark Intermediate-Term Bond will be invested in bonds. For purposes of this policy "bonds" include (i) corporate bonds and debentures rated at the time of purchase as "investment grade" (one of the four highest bond rating categories by a NRSRO) or determined by the Advisor to be of comparable quality; (ii) Yankee Bonds and Eurodollar instruments; (iii) notes or bonds issued by the U.S. Government and its agencies and instrumentalities (such as Government National Mortgage Association ("GNMA") securities); (iv) mortgage-backed securities, including privately issued mortgage-backed securities and readily-marketable asset-backed securities, which must be rated at the time of purchase as investment grade, or be determined by the Advisor to be of comparable quality; (v) securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (vi) obligations of supranational entities such as the World Bank and the Asian Development Bank; and (vii) zero coupon obligations.

         The dollar-weighted average portfolio maturity of both Stepstone Intermediate-Term Bond and HighMark Intermediate-Term Bond will be from three to ten years.

         STEPSTONE CONVERTIBLE SECURITIES AND HIGHMARK CONVERTIBLE SECURITIES. As their investment objectives, both Stepstone Convertible Securities and HighMark Convertible Securities seek a high level of current income and capital appreciation by investing in convertible securities.

         Under normal market conditions, at least 65% of the assets of both Stepstone Convertible Securities and HighMark Convertible Securities will be invested in convertible securities consisting of bonds, debentures, notes and preferred stocks each of which are convertible into common stock. In general, a convertible security is a fixed-income security such as a bond (which typically pays a fixed annual rate of interest) or preferred stock (which typically pays a fixed dividend), that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the issuing company, or of a different company.

         Both Stepstone Convertible Securities and HighMark Convertible Securities may invest up to 35% of their assets in convertible bonds rated lower than Baa by Moody's or BBB by S&P and as low as Caa by Moody's or CCC by S&P, which are lower-quality, higher-yielding, high-risk debt securities (commonly known as "junk bonds"). Both Stepstone Convertible Securities and HighMark Convertible Securities may also invest in unrated convertible securities which, in the opinion of Bank of Tokyo-Mitsubishi Trust Company, the sub-advisor to both Stepstone Convertible Securities and HighMark Convertible Securities, are of comparable quality to such rated securities.

         Both Stepstone Convertible Securities and HighMark Convertible Securities may invest any remaining assets in common stocks; securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; corporate bonds rated Baa or better by Moody's or BBB or better by S&P (investment grade bonds); shares of other investment companies with similar investment objectives; high grade commercial paper; money market funds; money market instruments and cash; floating and variable rate notes; repurchase agreements; dollar-denominated securities of foreign issuers; and SPDRs.

         STEPSTONE GOVERNMENT SECURITIES AND HIGHMARK GOVERNMENT SECURITIES.
As their investment objectives, both Stepstone Government Securities and HighMark Government Securities seek to achieve total return consistent with the preservation of capital by investing in a diversified portfolio of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         Under normal market conditions, both Stepstone Government Securities and HighMark Government Securities will invest at least 80% of their assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities issued or guaranteed by U.S. government agencies such as GNMA, the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") and repurchase agreements backed by such securities. Both Stepstone Government Securities and HighMark Government Securities may invest any remaining assets in corporate bonds that are rated at the time of purchase as investment grade or determined by Bank of Tokyo-Mitsubishi Trust Company, the sub-advisor to both Stepstone Government Securities and HighMark Government Securities, to be of comparable quality; Yankee Bonds, including sovereign, supranational and Canadian bonds; shares of other investment companies with similar investment objectives; commercial paper; money market funds; privately issued mortgage-backed and other readily-marketable asset-backed securities; and money market instruments and cash.

         The sub-advisor will seek to enhance the yield of both Stepstone Government Securities and HighMark Government Securities by taking advantage of yield disparities or other factors that occur in the government securities and money markets. Both Stepstone Government Securities and HighMark Government Securities may dispose of any security prior to its maturity if such disposition and reinvestment of the proceeds are expected to enhance its yield consistent with the sub-advisor's judgment as to a desirable maturity structure or if such disposition is believed to be advisable due to other circumstances or considerations. Both Stepstone Government Securities and HighMark Government Securities will seek to achieve capital gains by taking advantage of price appreciation caused by interest rate changes.

         Under normal market conditions, both Stepstone Government Securities and HighMark Government Securities may invest up to 20% of their total assets in money market instruments. When market conditions indicate a temporary "defensive" investment strategy as determined by the Advisor , HighMark Government Securities may invest more than 20% of its total assets in money market instruments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, Stepstone Government Securities may invest up to 100% of its assets in money market instruments.

         STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND AND HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND. As their investment objectives, both Stepstone California Intermediate Tax-Free Bond and HighMark California Intermediate Tax-Free Bond seek to provide high current income that is exempt from federal and State of California income taxes.

         Under normal market conditions, both Stepstone California Intermediate Tax-Free Bond and HighMark California Intermediate Tax-Free Bond will invest primarily in bonds and notes issued by the State of California, its agencies, instrumentalities, and political sub-divisions, the income on which is exempt from regular federal and State of California personal income taxes ("California Municipal Securities"). Both Stepstone California Intermediate Tax-Free Bond and HighMark California Intermediate Tax-Free Bond may also invest in bonds and notes of other states, territories, and possessions of the U.S. and their agencies, authorities, instrumentalities and political sub-divisions which are exempt from federal income taxes, and in shares of other investment companies, specifically money market funds, which have similar investment objectives.

         Under normal market conditions, at least 80% of the assets of both Stepstone California Intermediate Tax-Free Bond and HighMark California Intermediate Tax-Free Bond will be invested in bonds and notes rated as investment grade by S&P, Moody's, Fitch Investors Service ("Fitch") or other NRSROs and which pay interest that is not treated minimum as a preference item for purposes of the federal alternative minimum tax. Both Stepstone California Intermediate Tax-Free Bond and HighMark California Intermediate Tax-Free Bond may purchase unrated securities that are determined by the Advisor to be of comparable quality at the time of purchase .

         Both Stepstone California Intermediate Tax-Free Bond and HighMark California Intermediate Tax-Free Bond intend to maintain at least 65% of their assets in California Municipal Securities and may invest up to 100% of their assets in such securities.

         Neither Stepstone California Intermediate Tax-Free Bond nor HighMark California Intermediate Tax-Free Bond has restrictions on the maturity of municipal securities in which they may invest. The dollar-weighted average portfolio maturity of each Fund will be from three to ten years.

         When market conditions indicate a temporary "defensive" investment strategy as determined by the Advisor, HighMark California Intermediate Tax-Free Bond may invest more than 20% of its total assets in municipal obligations of other states or taxable money market instruments including repurchase agreements. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, Stepstone California Intermediate Tax-Free Bond may invest up to 25% of its assets in money market instruments.

OTHER INVESTMENTS

         Each Stepstone Fund and each HighMark Fund limits investments in illiquid securities to 15% or less of their net assets (10% or less of net assets for money market funds), and may additionally purchase restricted securities which have not been registered under the Securities Act of 1933 (e.g., Rule 144A Securities and Section 4(2) commercial paper), subject to policies approved by the HighMark and Stepstone Boards of Trustees.

         Each Stepstone Fund and each HighMark Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of its total assets, with the exception of HighMark California Tax-Free Money Market and Stepstone California Intermediate Tax-Free Bond, which may not engage in securities lending.

         Each Stepstone Fund and each HighMark Fund, with the exception of HighMark 100% U.S. Treasury Money Market, may enter into repurchase agreements. Each HighMark Fund, with the exception of HighMark 100% U.S. Treasury Money Market, may also enter into reverse repurchase agreements. HighMark Diversified Money Market and HighMark California Tax-Free Money Market intend to limit their activity in reverse repurchase agreements to no more than 10% of their respective total assets. Therefore, investment in the HighMark Funds may entail exposure to the risks involved in reverse repurchase transactions, whereas investment in the Stepstone Funds did not.

         Each HighMark Fund may enter into forward commitments or purchase securities on a "when-issued" basis. Each HighMark Fund expects that commitments by it to enter into forward commitments or purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions. Only the following Stepstone Funds may enter into forward commitments or purchase securities on a when-issued basis: Stepstone Money Market, Stepstone Treasury Money Market, Stepstone California Tax-Free Money Market, Stepstone Balanced, Stepstone Intermediate-Term Bond, Stepstone Convertible Securities, Stepstone Government Securities, and Stepstone California Intermediate Tax-Free Bond. Such Stepstone Funds may not exceed 20% of the value of their respective total assets subject to such commitments. Shareholders of Stepstone Growth Equity, Stepstone Value Momentum, Stepstone Blue Chip Growth, Stepstone Emerging Growth and Stepstone International Equity will be exposed to these investment practices in the corresponding HighMark Funds whereas they were not exposed to them in Stepstone.

         Stepstone Money Market, Stepstone Treasury Money Market, Stepstone California Tax-Free Money Market, HighMark Diversified Money Market, HighMark 100% U.S. Treasury Money Market, and HighMark California Tax-Free Money Market each intend to comply with Rule 2a-7 under the 1940 Act. Shares of each Fund are priced pursuant to the amortized cost method whereby Stepstone or HighMark seeks to maintain each Fund's net asset value per Share at $1.00. Securities or instruments in which each Fund invests have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain adjustable rate instruments may bear longer maturities. The dollar-weighted average portfolio maturity of each Fund will not exceed 90 days.

         Under normal market conditions, the following Funds may invest up to 35% of their total assets in money market instruments: Stepstone and HighMark Balanced, Stepstone Growth Equity and HighMark Growth, Stepstone and HighMark Value Momentum, Stepstone and HighMark Blue Chip Growth, Stepstone and HighMark Emerging Growth, Stepstone and HighMark International Equity, Stepstone and HighMark Intermediate-Term Bond, and Stepstone and HighMark Convertible Securities. When market conditions indicate a temporary "defensive" investment strategy as determined by the Advisor, each such HighMark Fund may invest more than 35% of its total assets in money market instruments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each such Stepstone Fund may invest up to 100% of its assets in money market instruments.

         Each of the Stepstone and HighMark Funds, except the money market funds, may purchase securities of money market funds of other investment companies, and the HighMark Funds, except the money market funds, may purchase securities of variable funds of other investment companies, subject to the terms of the 1940 Act, and in the case of the HighMark Funds, to the terms of the HighMark exemptive order.

         HighMark California Tax-Free Money Market may invest up to 10% of its total assets in shares of other investment companies with like objectives. Stepstone California Tax-Free Money Market may also invest in shares of other investment companies with like investment objectives. Although Stepstone California Tax-Free Money Market is not subject to a stated percentage limitation in the Stepstone Prospectus, both Stepstone and HighMark California Tax-Free Money Market are subject to the terms of the 1940 Act.

         Stepstone and HighMark Balanced, Stepstone Growth Equity and HighMark Growth, Stepstone and HighMark Value Momentum, HighMark Blue Chip Growth, HighMark Emerging Growth, and HighMark International Equity may write covered calls on their equity securities and enter into closing transactions with respect to covered call options. Whereas Stepstone Blue Chip Growth, Stepstone Emerging Growth and Stepstone International Equity did not enter into such transactions, their corresponding HighMark Funds do enter into them.

         The assets of Stepstone and HighMark Balanced, HighMark Growth, HighMark Value Momentum, Stepstone and HighMark Blue Chip Growth, and Stepstone and HighMark Emerging Growth may be invested in options, futures contracts and options on futures, SPDRs, and investment grade bonds. Stepstone Growth Equity and Stepstone Value Momentum did not invest in such instruments. Therefore, the shareholders of these two Stepstsone Funds will be exposed to the risks and potential returns of these instruments for the first time in the corresponding HighMark Fund. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund's net assets at the time such options are purchased by the Fund. Each such Fund may enter into futures and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of its assets.

         Stepstone and HighMark Balanced, Stepstone Growth Equity and HighMark Growth, Stepstone and HighMark Value Momentum, Stepstone and HighMark Blue Chip Growth, Stepstone and HighMark Emerging Growth, and Stepstone and HighMark International Equity may purchase options in stock indices to invest cash on an interim basis. The aggregate premium paid on all options on stock indices cannot exceed 20% of any such Fund's total assets.

         HighMark Intermediate-Term Bond, Stepstone and HighMark Government Securities, and HighMark California Intermediate Tax-Free Bond may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting portfolio duration. Stepstone Intermediate-Term Bond and Stepstone California Intermediate Tax-Free Bond did not invest in such instruments. Therefore, the shareholders of these two Stepstone Funds will be exposed to the risks and potential returns of these instruments for the first time in the corresponding HighMark Fund. Such Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index, are permitted investments of such Fund. Each such Fund may enter into futures contracts and related options only to the extent that obligations under such contracts or transactions represent not more than 10% of its assets.

         INVESTMENT RESTRICTIONS. As noted above, each Stepstone Fund's investment objective and policies are similar, although not always identical, to those of the corresponding HighMark Fund. In addition, for the most part, the types of instruments and securities in which they may invest are similar. Likewise, the fundamental investment restrictions adopted by each Stepstone Fund and the corresponding HighMark Fund, which may be changed only with shareholder approval, are also similar. However, as summarized below, there are some differences between these investment restrictions. The following discussion is qualified by the disclosure on such subjects contained in the HighMark Prospectuses and the Stepstone Prospectuses accompanying and incorporated by reference into this Combined Prospectus/Proxy Statement, as well as by the disclosure on such subjects contained in the Statements of Additional Information of HighMark and Stepstone which are incorporated by reference into this Combined Prospectus/Proxy Statement.

         The following three investment restrictions are contained in the Stepstone Prospectuses and the HighMark Prospectuses, and although worded slightly differently, provide in substance that none of the Funds may:

         1) Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations).

         2) Purchase any securities that would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities (and, in the case of the money market funds, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry);

         3) Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

         The investment limitations listed above are fundamental policies the substance of which may not be changed without a vote of a majority of the outstanding Shares of the respective Fund.

         In restriction (1) above, each Stepstone Fund, HighMark California Intermediate Tax-Free Bond, HighMark Convertible Securities, and HighMark International Equity specifically note that repurchase agreements involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are excluded from the restriction. The remaining HighMark Funds do not refer to repurchase agreements in the restriction itself, but achieve the same result by noting in the description of repurchase agreements contained in the HighMark Prospectuses under the heading "Description of Permitted Investments" that repurchase agreements involving government securities are not subject to a Fund's fundamental investment limitation on purchasing securities of any one issuer.

         Additional fundamental investment restrictions are contained in the Stepstone and HighMark Statements of Additional Information. HighMark has revised and simplified its fundamental investment restrictions for the following Funds: HighMark Value Momentum, HighMark Blue Chip Growth, HighMark Emerging Growth, HighMark International Equity, HighMark Intermediate-Term Bond, HighMark Government Securities, HighMark Convertible Securities, and HighMark California Intermediate Tax-Free Bond (hereinafter the "New

Model Funds"). It is HighMark's intent to conform the fundamental investment restrictions of the remaining HighMark Funds to the simplified format of the New Model Funds by means of a proxy vote within the next two years. The fundamental investment restrictions for the New Model Funds provide that each such Fund:

         1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         2. May not concentrate investments in a particular industry or group of industries, or within any one state (except that the limitation as to investments in any one state or its political subdivision shall not apply to HighMark California Tax-Free Money Market ), as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         3. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         4. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         6. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the New Model Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the New Model Funds also have adopted nonfundamental limitations are set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a HighMark Fund's nonfundamental limitations are communicated to the HighMark Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities.
The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

The following investment limitations of the New Model Funds are nonfundamental policies. Each such HighMark Fund may not:

         1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of a Fund's assets.

         2.  Invest in companies for the purpose of exercising control.

         3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

         4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

         5. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that HighMark Government Securities, HighMark Blue Chip Growth, HighMark Emerging Growth, HighMark International Equity, HighMark Value Momentum, HighMark Intermediate-Term Bond and HighMark California Intermediate Tax-Free Bond may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

         6. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark may obtain short-term credits as necessary for the clearance of security transactions.

         7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

         8. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

         9. Purchase or retain securities of an issuer if, to the knowledge of HighMark, an officer, trustee, partner or director of HighMark or the Advisor or sub-advisors of HighMark owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

         10. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         The fundamental investment restrictions of the Stepstone Funds are in a different format from those of the corresponding HighMark Funds, but typically the substance of what is covered is essentially the same. The substance of many of the fundamental restrictions of the Stepstone Funds have been adopted by the above-listed HighMark Funds as non-fundamental policies, which means that they may be changed without a Shareholder vote.

The following fundamental restrictions apply to all 13 Stepstone Funds covered in the prospectus/proxy statement, and provide that no such Stepstone Fund may:

          1. Acquire more than 10% of the voting securities of any one issuer. For Stepstone Government Securities, this limitation applies to only 75% of the Fund's assets.

          2.  Invest in companies for the purpose of exercising control.

          3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

          4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the Funds may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

          5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

          6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except that Stepstone Government Securities, Stepstone Balanced, Stepstone Blue Chip Growth, Stepstone Emerging Growth and Stepstone International Equity may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

          7. Make short sales of securities, maintain a short position or purchase securities on margin, except that Stepstone may obtain short-term credits as necessary for the clearance of security transactions.

          8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

          9. Purchase securities of other investment companies except for money market funds and then only as permitted by the 1940 Act and the rules and regulations thereunder. Stepstone Emerging Growth, Stepstone Blue Chip Growth, Stepstone Convertible Securities, Stepstone International Equity and Stepstone Government Securities may also purchase the securities of non-money market funds as permitted by the 1940 Act. Under these rules and regulations, the Funds are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Funds own more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Funds' assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

          10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

          11. Purchase or retain securities of an issuer if, to the knowledge of Stepstone, an officer, trustee, partner or director of Stepstone or any investment advisor of Stepstone owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

          12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

          13. Write or purchase puts, calls, options or combinations thereof, except that Stepstone Growth Equity, Stepstone Emerging Growth, Stepstone Blue Chip Growth, Stepstone Balanced, Stepstone International Equity and Stepstone Value Momentum may write covered call options with respect to any or all parts of its Fund securities, and Stepstone Balanced, Stepstone Blue Chip Growth, and Stepstone Emerging Growth may purchase call and purchase and sell put options listed on national exchanges and Stepstone International Equity may purchase call and purchase and sell put options listed on U.S. and foreign exchanges. Stepstone California Tax-Free Money Market may purchase puts as described in the prospectus. Stepstone Growth Equity, Stepstone Emerging Growth, Stepstone Blue Chip Growth, Stepstone Balanced, Stepstone International Equity and Stepstone Value Momentum may sell options previously purchased and enter into closing transactions with respect to covered call options. In addition, Stepstone Equity, Stepstone Emerging Growth, Stepstone Blue Chip Growth, Stepstone Value Momentum, Stepstone International Equity and Stepstone Balanced may purchase options on stock indices to invest cash on an interim basis.

         In addition, the Stepstone Funds have adopted the following non-fundamental policies:

         No Fund may invest in warrants, except that Stepstone Growth Equity, Stepstone Emerging Growth, Stepstone Blue Chip Growth, Stepstone Convertible Securities, Stepstone Value Momentum, Stepstone International Equity, and Stepstone Balanced may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets, except that Stepstone Money Market, Stepstone Treasury Money Market and Stepstone California Tax-Free Money Market may not invest more than 10% of net assets in illiquid securities. An illiquid security is a security which cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

         The current fundamental investment restrictions of HighMark Diversified Money Market, HighMark 100% U.S. Treasury Money Market, HighMark California Tax-Free Money Market, HighMark Balanced, and HighMark Growth are as follows. These restrictions are substantially similar to the current Stepstone restrictions, and differ from the revised HighMark restrictions in that they are all fundamental, and are specifically worded rather than providing generally that the requirements of the 1940 Act will be met.

HIGHMARK 100% U.S. TREASURY MONEY MARKET

         HighMark 100% U.S. Treasury Money Market may not purchase securities other than short-term obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury.

EACH OF HIGHMARK GROWTH, HIGHMARK BALANCED, HIGHMARK DIVERSIFIED MONEY MARKET, AND HIGHMARK 100% U.S. TREASURY MONEY MARKET MAY NOT:

         1. Purchase securities on margin (except that, with respect to HighMark Growth and HighMark Balanced, such Funds may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with the investment objectives and policies of such Fund;

         2. Purchase or sell commodities, commodity contracts (excluding, with respect to HighMark Growth and HighMark Balanced, options and financial and currency futures contracts), oil, gas or mineral exploration leases or development programs, or real estate (although investments by HighMark Growth, HighMark Balanced and HighMark Diversified Money Market in marketable securities of companies engaged in such activities and investments by HighMark Growth and HighMark Balanced in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to such Fund's investment objective and policies);

         3. Invest in any issuer for purposes of exercising control or management;

         4. Purchase or retain securities of any issuer if the officers or Trustees of HighMark or the officers or directors of its investment advisor owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

         5. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund's assets; and

HIGHMARK DIVERSIFIED MONEY MARKET AND HIGHMARK 100% U.S. TREASURY MONEY MARKET MAY NOT:

         1. Buy common stocks or voting securities, or state, municipal or private activity bonds;

         2. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets;

         3.  Write or purchase put or call options; or

         4. Invest more than 10% of total assets in the securities of issuers that together with any predecessors have a record of less than three years' continuous operation.

HIGHMARK GROWTH AND HIGHMARK BALANCED MAY NOT:

         1. Invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets, provided, however, that each of the Funds may purchase securities of a money market fund, if, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets; and

HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET MAY NOT:

         1. Purchase or sell real estate; provided, however, that the Fund may, to the extent appropriate to its investment objective, purchase Municipal Securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein;

         2. Purchase securities on margin, make short sales of securities or maintain a short position;

         3.  Underwrite the securities of other issuers;

         4. Purchase securities of companies for the purpose of exercising control or management;

         5. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

         6. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration leases or development programs; provided, however, the Fund may, to the extent appropriate to the Fund's investment objective, purchase publicly traded obligations of companies engaging in whole or in part in such activities;

         7. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets;

         8. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid;

         9. Write or sell puts, calls, straddles, spreads, or combinations thereof, except that the Fund may acquire puts with respect to Municipal Securities in its portfolio and sell the puts in conjunction with a sale of the underlying Municipal Securities;

         10. Acquire a put, if, immediately after the acquisition, more than 5% of the total amortized cost value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to the 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). In applying the above-described limitation, the Fund will aggregate securities subject to puts from any one institution with the Fund's investments, if any, in securities issued or guaranteed by that institution. In addition, for the purpose of this investment restriction and investment restriction No. 11 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price;

         11. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after the acquisition, the amortized cost value of the security or securities underlying the put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Fund's assets; and

         12. Invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets, provided, however, that the Fund may purchase securities of a tax-exempt money market fund if, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

         Management discussion of fund performance for HighMark Balanced and HighMark Growth is incorporated by reference from the annual report of HighMark, dated July 31, 1996, and attached hereto as Appendix C.

         No management discussion of fund performance is included for HighMark Value Momentum, HighMark Blue Chip Growth, HighMark Emerging Growth, HighMark International Equity, HighMark Intermediate-Term Bond, HighMark Convertible Securities, HighMark Government Securities or HighMark California Intermediate Tax-Free Bond, which had not yet commenced operations as of July 31, 1996, the end of HighMark's most recent fiscal year. No management discussion of fund performance is required for money market funds, and therefore none is provided for HighMark Diversified Money Market, HighMark 100% U.S. Treasury Money Market and HighMark California Tax-Free Money Market.

         Management discussion of fund performance for the Stepstone Funds is incorporated by reference from the current prospectuses, the annual report dated January 31, 1996 and the semi-annual report dated July 31, 1996 of Stepstone, which are available upon request without charge by calling 1-800- 433-6884.

OPERATING PROCEDURES.

         PURCHASE PROCEDURES. Because the distributor for both Stepstone and HighMark is SEI Financial Services Company (the "Distributor"), purchase procedures are identical for the two Fund groups. Purchase orders for Shares are executed at a per Share price equal to the asset value next determined after the purchase order is effective (plus any applicable sales charge). No sales charges are imposed on Fiduciary shares and therefore no sales charges will be imposed on the Fiduciary shares of the HighMark Funds distributed by HighMark in the Transaction. A maximum sales charge of 4.5% of the offering price is imposed on Retail shares of HighMark Value Momentum, HighMark Growth, HighMark Emerging Growth and HighMark Balanced and a maximum sales charge of 4.5% of the offering price is imposed on Investment Class shares of Stepstone Value Momentum, Stepstone Growth Equity, Stepstone Emerging Growth and Stepstone Balanced. A maximum sales charge of 3.0% is imposed on Retail shares of HighMark California Intermediate Tax-Free Bond and HighMark Intermediate-Term Bond and a maximum sales charge of 3.0% is imposed on Investment Class shares of Stepstone California Intermediate Tax-Free Bond and Stepstone Intermediate-Term Bond. However, no sales charge will be imposed on the Retail shares of the HighMark Funds distributed by HighMark in the Transaction.

         Shares of both the Stepstone Funds and the HighMark Funds are sold on a continuous basis by the Distributor, either by mail, by wire, through an Automatic Investment Plan or through financial institutions. The

Stepstone Funds have a minimum investment requirement of $2,000 ($1,000 for IRAs), while the HighMark Funds have a minimum investment requirement of $1,000. The Stepstone Funds have a subsequent minimum investment requirement of $1,000 ($500 for IRAs) whereas the HighMark Funds generally have a subsequent minimum investment requirement of $100.

         Purchases and redemption of Shares of the Stepstone Funds and the HighMark Funds may be made on days on which both The New York Stock Exchange ("NYSE") and the Federal Reserve wire system are open for business ("Business Days").

         EXCHANGE PRIVILEGE.   Shareholders of Investment Class shares of
Stepstone Funds that have similar sales charge schedules may tender their shares of those Funds for exchange into the number of shares (including fractional shares) which have a value equal to the total net asset value of shares tendered divided by the net asset value of Investment Class shares of the Fund next determined after such order is received. Shares issued pursuant to this offer are not subject to a sales charge or any other charge.

         Each HighMark Fund's shares may be exchanged for shares of the class of the various other Funds of HighMark which the shareholder qualifies to purchase directly so long as the shareholder maintains the applicable minimum account balance in each Fund in which he or she owns shares and satisfies the minimum initial and subsequent purchase amounts of the Fund into which the shares are exchanged. HighMark shareholders may exchange their Fiduciary shares for Fiduciary shares of another Fund on the basis of the relative net asset value of the Fiduciary shares exchanged. HighMark shareholders may also exchange Fiduciary shares of a Fund for Retail shares of another Fund. Under such circumstances, the cost of the acquired Retail shares will be the net asset value per share plus the appropriate sales load.

         HighMark shareholders may exchange their Retail shares for Retail shares of a Fund with the same or lower sales charge on the basis of the relative net asset value of the Retail shares exchanged. HighMark shareholders may exchange their Retail shares for Retail shares of a Fund with a higher sales charge by paying the difference between the two sales charges. Shareholders may also exchange Retail shares of a money market fund for which no sales load was paid for Retail shares of a HighMark Fund for which a sales charge is imposed. Under such circumstances, the cost of the acquired Retail shares will be the net asset value per share plus the appropriate sales load.

         Exchange privileges for shareholders in both the Stepstone Funds and the HighMark Funds are available only in any state where the shares of such Fund may be legally sold. Exercise of the exchange privilege is generally treated as a sale for Federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

         Exchanges are made on the basis of the relative net asset values of the shares exchanged plus any applicable sales charge. Neither Stepstone nor HighMark imposes a charge for processing exchanges of shares.

         REDEMPTION PROCEDURES. Because the Distributor for both Stepstone and HighMark is SEI Financial Services Company, redemption procedures are generally identical for the two Fund groups. Both Stepstone and HighMark redeem shares at their net asset value next determined after receipt by the Distributor of the redemption request. Redemptions will be made on any Business Day without charge although there is presently a $15 charge for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail, by telephone or through a pre-arranged systematic withdrawal plan.

         HighMark reserves the right to make payment on redemptions in securities rather than cash. Stepstone has filed a Rule 18f-1 election commiting itself to pay in cash all requests for redemption limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) one percent of the net asset value of the Stepstone Fund at the beginning of such period.

         Both Stepstone and HighMark reserve the right to redeem shares at net asset value if a shareholder's account has a value of less than the minimum initial purchase amount. Before a Fund exercises its right to redeem such shares, a shareholder is given notice that the value of shares in his or her account is less than the minimum amount and is allowed 60 days to make an additional investment in the Fund.

         DISTRIBUTIONS.   For all of the Funds of both Stepstone and HighMark,
except those noted below, dividends are declared and paid monthly to all shareholders of record at the close of business on the day of declaration. Net realized capital gains, if any, are distributed at least annually to shareholders of record. Shareholders automatically receive all income dividends and capital gains distributions in additional full and fractional shares of the Fund at net asset value as of the date of declaration unless the shareholder elects to receive such dividends or distributions in cash.

         For shareholders of Stepstone International Equity and HighMark International Equity, substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend to shareholders of record. Currently, capital gains of each Fund, if any, are distributed at least annually.

         For shareholders of Stepstone Money Market, HighMark Diversified Money Market, Stepstone Treasury Money Market, HighMark 100% U.S. Treasury Money Market, Stepstone California Tax-Free Money Market and HighMark California Tax-Free Money Market, the net income of each Fund is declared daily as a dividend to shareholders of record at the close of business on the day of declaration.

         Dividends paid in additional shares receive the same tax treatment as dividends paid in cash.

         The amount of dividends payable on Fiduciary shares of the HighMark Funds and Institutional Class shares of the Stepstone Funds generally will be more than dividends payable on Retail shares of the HighMark Funds and Investment Class shares of the Stepstone Funds because of the distribution expenses charged to Retail shares and Investment Class shares but not charged to Fiduciary shares and Institutional Class shares.

         NET ASSET VALUE. The net asset value of shares of the non-money market Stepstone Funds and the non-money market HighMark Funds is determined daily as of 1:00 p.m., Pacific time (4:00 p.m., Eastern time) on any Business Day.

         The net asset value of shares of Stepstone Money Market, Stepstone Treasury Money Market, and Stepstone California Tax-Free Money Market is calculated as of 9:00 a.m. Pacific time (12:00 noon, Eastern time), on each Business Day, based on the amortized cost method. The net asset value of Shares of HighMark Diversified Money Market, HighMark 100% U.S. Treasury Money Market, and HighMark California Tax-Free Money Market is calculated as of 10:00 a.m., Pacific time (1:00 p.m. Eastern time), each Business Day, based on the amortized cost method.

         Both the Stepstone and the HighMark money market funds value their securities using the amortized cost method, which involves valuing an instrument at its cost initially, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The securities of the remaining Stepstone Funds are valued by SEI
Fund Resources pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of Stepstone under the general supervision of the Stepstone Board of Trustees. Although the methodology and procedures are identical, the net asset value per share of Institutional

Class and Investment Class shares of Stepstone Funds other than the Money Market Funds may differ because of the distribution expenses charged to Investment Class shares.

         The securities of the remaining HighMark Funds traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to each such HighMark Fund, securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark's Board of Trustees. With the exception of short-term securities, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

         FEDERAL TAX CONSIDERATIONS. Consummation of the Transaction is subject to the condition that Stepstone and HighMark receive an opinion of Ropes & Gray to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for any of the Stepstone Funds , their shareholders or the HighMark Funds .

                                  RISK FACTORS

         The investment objective and policies of each Stepstone Fund and its corresponding HighMark Fund are substantially similar. However, in some instances, a HighMark Fund may invest in certain securities in which the corresponding Stepstone Fund may not invest. In some cases, although both the HighMark Fund and the corresponding Stepstone Fund may invest in the same securities, they may do so subject to varying limitations. This discussion is qualified in its entirety by the disclosure set forth in the HighMark and Stepstone Prospectuses accompanying this Combined Prospectus/Proxy Statement.

         Both the Stepstone and HighMark money market funds intend to comply with Rule 2a-7 under the 1940 Act. Shares of each Fund are priced pursuant to the amortized cost method whereby HighMark and Stepstone seek to maintain each Fund's net asset value per Share at $1.00. There can be, however, no assurance that a stable net asset value of $1.00 per Share will be maintained.

         Investments by both the Stepstone Funds and the HighMark Funds in obligations of certain agencies and instrumentalities of the U.S. Government may not be guaranteed by the full faith and credit of the U.S. Treasury, and there can be no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         As in the case of mortgage-related securities, loan participations and certain asset-backed securities are subject to prepayments and there can be no assurance that a Stepstone Fund or a HighMark Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as the original investment.

         With regard to loan participations, although a Stepstone or HighMark Fund's ability to receive payments of principal and interest in connection with a particular loan is primarily dependent on the financial condition of the underlying borrower, the lending institution or bank may provide assistance in collecting interest and principal from the borrower and in enforcing its rights against the borrower in the event of a default. In selecting loan participations on behalf of a Stepstone or HighMark Fund, the Advisor evaluates the creditworthiness of both the borrower and the loan originator and will treat both as an "issuer" of the loan participation for purposes of the Fund's investment policies and restrictions.

         Certain risks are inherent in both Stepstone and HighMark California Tax-Free Money Market and Stepstone and HighMark California Intermediate Tax-Free Bond's concentrated investment in California

Municipal Securities, which may make an investment in such Funds riskier than an investment in other types of funds. Because of Stepstone and HighMark California Tax-Free Money Market and Stepstone and HighMark California Intermediate Tax-Free Bond's investment objectives, many of the securities in their portfolios are likely to be obligations of California governmental issuers that rely in whole or in part, directly or indirectly, on real property taxes as a source of revenue. The ability of the State of California and its political sub-divisions to generate revenue through real property and other taxes and to increase spending has been significantly restricted by various constitutional and statutory amendments and voter-passed initiatives. Such limitations could affect the ability of California state and municipal issuers to pay interest or repay principal on their obligations. In addition, during the first half of the decade, California faced severe economic and fiscal conditions and experienced recurring budget deficits that caused it to deplete its available cash resources and to become increasingly dependent upon external borrowings to meet its cash needs.

         The financial difficulties experienced by the State of California and other issuers of California Municipal Securities during the recession resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies.


         Investment in both Stepstone Balanced and HighMark Balanced entails certain risks. As with the Stepstone and HighMark Funds investing primarily in equity securities, Stepstone Balanced and HighMark Balanced are subject to the risk that prices of equity securities, or certain types of equity securities in which they invest, in general will decline over short or even extended periods. Since the Funds' shares will fluctuate in value, the Funds may be more suitable for long-term investors who can bear the risk of short-term fluctuations. In addition, the market value of fixed-income securities bears an inverse relationship to changes in market interest rates, which may affect the net asset value of shares. The longer the remaining maturity of a security, the greater is the effect of interest rate changes on its market value. Generally, because of their fixed-income features, convertible securities will fluctuate in value to a lesser degree than the common stocks into which they are convertible. Changes in the value of a Fund's fixed-income securities will not affect cash income received from ownership of such securities, but will affect a Fund's net asset value.

         Because Stepstone Balanced and HighMark Balanced also invest in debt securities, investors in Stepstone Balanced and HighMark Balanced, like investors in the HighMark and Stepstone Fixed Income Funds, are also exposed to credit risk, which relates to the ability of an issuer to make payments of principal and interest, and market risk, which relates to changes in a security's value as a result of interest rate changes generally. An increase in interest rates will generally reduce the value of the investments in Stepstone Balanced and HighMark Balanced and a decline in interest rates will generally increase the value of those investments. Accordingly, the net asset value of the Funds' shares will vary as a result of changes in the value of the securities in the Funds' portfolios. Therefore, an investment in the Funds may decline in value, resulting in a loss of principal. Because interest rates vary, it is impossible to predict the income or yield of the Funds for any particular period. While debt securities normally fluctuate less in price than equity securities, there have been extended periods of cyclical increases in interest rates that have caused significant declines in debt securities prices. Certain fixed-income securities which may be purchased by Stepstone Balanced and HighMark Balanced such as zero-coupon obligations, mortgage-backed and asset-backed securities, and collateralized mortgage obligations ("CMOs") will have greater price volatility then other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, automobile sales contracts or credit card receivables, the prices of mortgage-related and asset-backed securities may not rise with a decline in interest rates. Mortgage-backed and asset-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.

         Depending upon prevailing market conditions, Stepstone Balanced and HighMark Balanced, like the HighMark and Stepstone Fixed Income Funds, may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity. From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa. As a result, Stepstone Balanced and HighMark Balanced, with their balance of equity and debt investments, may entail less investment risk (and a potentially smaller investment return) than a mutual fund investing primarily in equity securities.

         Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security to fall below the fourth highest rating category, the Advisor will consider such an event in determining whether a Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

         Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of Fund securities will not affect cash income derived from these securities, but will affect the Fund's net asset value.

         High-yield, high-risk securities, which may be purchased by Stepstone Convertible Securities and HighMark Convertible Securities, consist of securities rated Ba or lower by Moody's or BB or lower by S&P. Lower-rated debt securities are considered speculative and involve greater risk of loss than investment grade debt securities, and are more sensitive to changes in the issuer's capacity to pay.

         Given the uncertainty of the future value of emerging growth companies and companies in special equity situations, the risk of possible decline in value of the net assets of Stepstone Emerging Growth and HighMark Emerging Growth is significant. Companies in which Stepstone Emerging Growth and HighMark Emerging Growth invest may offer greater opportunities for capital appreciation than larger more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of emerging growth companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

         There may be certain risks connected with investing in foreign securities, including risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, including less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable U.S. securities. The value of a Stepstone or HighMark Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.

Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund.

         Forward foreign currency contracts do not eliminate fluctuations in the underlying prices of securities. Rather, they simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency at the same time, they tend to limit any potential gain which might result, should the value of such currency increase.

         Stepstone International Equity and HighMark International Equity's investments in emerging markets can be considered speculative, and therefore, may offer higher potential for gains and losses than developed markets of the world. With respect to any emerging country, there is the greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         There are also risks attached to particular types of investments into
which the Stepstone Funds and the HighMark Funds may enter.   For a discussion
of the risks associated with a particular investment, see "Description of Permitted Investments" at the back of any HighMark or Stepstone Prospectus accompanying this Combined Prospectus/Proxy Statement.

         The above discussion is qualified in its entirety by the disclosure in the Stepstone and HighMark Prospectuses and Statements of Additional Information.

                         SPECIAL MEETING OF SHAREHOLDERS

Proxies will be solicited by and on behalf of the Trustees of The Stepstone Funds ("Stepstone") for use at a Special Meeting of Shareholders of the Stepstone Funds (the "Meeting"). The Meeting is to be held on Friday, April 11, 1997 at 3:00 p.m., Eastern standard time, at SEI Fund Resources, Oaks, PA 19456. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about March 7, 1997.

         Any shareholder giving a proxy has the power to revoke it. The shareholder revoking such proxy must either submit to Stepstone a subsequently dated proxy, deliver to Stepstone a written notice of revocation, or otherwise give notice of revocation in open meeting. All properly executed proxies received in time for the meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in item (1) of the Notice of Special Meeting) to implement the reorganization of the Stepstone Funds by the transfer of all of their assets to the corresponding HighMark Funds, in exchange for HighMark Fiduciary or Retail shares of the corresponding HighMark Fund (collectively, "Shares") and the assumption by the corresponding HighMark Fund of all of the liabilities of the Stepstone Fund followed by the dissolution and liquidation of each Stepstone Fund and the distribution of Shares to the shareholders of the Stepstone Funds. If the Stepstone Fund shareholder of record has Institutional Class shares, that shareholder will receive HighMark Fiduciary shares. All other Stepstone shareholders will receive HighMark Retail shares.

         At February 12, 1997 there was outstanding the following amount of shares of beneficial interest of the Institutional Class and the Investment Class of each Stepstone Fund:

         Stepstone Money Market                        554,260,853 Investment Class shares of beneficial interest

                                                       693,689,820 Institutional Class shares of beneficial interest



         Stepstone Treasury Money                      467,313,134 Investment Class shares of beneficial interest
         Market
                                                       181,910,003 Institutional Class shares of beneficial interest



         Stepstone California Tax-Free                 149,485,728 Investment Class shares of beneficial interest
         Money Market
                                                        36,106,570 Institutional Class shares of beneficial interest


         Stepstone Balanced                                578,082 Investment Class shares of beneficial interest

                                                        20,329,241 Institutional Class shares of beneficial interest


         Stepstone Growth Equity                           187,234 Investment Class shares of beneficial interest

                                                        10,060,296 Institutional Class shares of beneficial interest



         Stepstone Value Momentum                          735,326 Investment Class shares of beneficial interest

                                                        15,074,683 Institutional Class shares of beneficial interest


         Stepstone Blue Chip Growth                      5,550,828 Institutional Class shares of beneficial interest


         Stepstone Emerging Growth                       4,290,509 Institutional Class shares of beneficial interest


         Stepstone International Equity                  1,340,948 Institutional Class shares of beneficial interest


         Stepstone Intermediate-Term Bond                  514,559 Investment Class shares of beneficial interest

                                                        14,845,971 Institutional Class shares of beneficial interest


         Stepstone Convertible Securities                1,827,761 Institutional Class shares of beneficial interest


         Stepstone Government Securities                 5,529,871 Institutional Class shares of beneficial interest


         Stepstone California Intermediate                 598,247 Investment Class shares of beneficial interest
         Tax-Free Bond
                                                           783,205 Institutional Class shares of beneficial interest



Only shareholders of record on February 12, 1997 will be entitled to notice of and to vote at the meeting. Each share is entitled to one vote as of the close of business on February 12, 1997.

         Stepstone's Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                 PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF
                      AGREEMENT AND PLAN OF REORGANIZATION

         The shareholders of each Stepstone Fund are being asked to approve or disapprove the Agreement and Plan of Reorganization by and between Stepstone and HighMark dated as of March 5, 1997 (the "Agreement"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Agreement provides, among other things, for the transfer of all of the assets of each Stepstone Fund to the corresponding HighMark Fund in exchange for the assumption by the corresponding HighMark Fund of all of the liabilities of the Stepstone Fund and for a number of Shares calculated based on the value of the net assets of the Stepstone Fund acquired by the HighMark Fund and the net asset value per share of the HighMark Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares each Stepstone Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and each Stepstone Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), each Stepstone Fund will declare a distribution to their respective shareholders which, together with all previous distributions, will have the effect of distributing to their respective shareholders all of their investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.


         At a meeting held on October 17, 1996, the Trustees of Stepstone in attendance voted unanimously to approve the Transaction and to recommend that shareholders of each Stepstone Fund also approve the Transaction. Approval of each reorganization of a Stepstone Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of that Stepstone Fund voting separately as a fund.

         A shareholder of any Stepstone Fund objecting to the proposed Transaction is not entitled under either Massachusetts law or Stepstone's Declaration of Trust to demand payment for and an appraisal of his or her particular Stepstone Fund shares if the Transaction is consummated over his or her objection. However, shares of the HighMark Funds are redeemable for cash at their net asset value on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days").

         In the event that this proposal is not approved by the shareholders of any Stepstone Fund, such Stepstone Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Stepstone Trustees may consider alternatives in the best interests of the shareholders. However, the reorganization of the Stepstone Funds for which approval of the Agreement is obtained will be consummated.

             BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

         A meeting was held on October 17, 1996 for the Stepstone Trustees, and a meeting was held on October 18, 1996 for the HighMark Trustees, at which meetings all of the Trustees of each of Stepstone and HighMark, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of their respective registered investment companies and existing shareholders and that the economic interests of their respective existing shareholders would not be diluted as a result of effecting the reorganization. At these same meetings, all of the Trustees of each of Stepstone and HighMark, including the Independent Trustees, unanimously approved the proposed reorganization. Stepstone's Trustees have unanimously recommended its approval by the Stepstone Funds' shareholders.

         In electing to approve the Agreement and recommend it to shareholders of Stepstone, the Stepstone Trustees acted upon information provided to them, indicating that the proposed transaction would operate in the best interests of Stepstone shareholders. In particular, the Trustees determined that the proposed transaction offered the following benefits:

         - Participation in the Larger Fund Complex: The Trustees were informed that the proposed transaction would, if effected, result in a mutual fund complex consisting of sixteen portfolios and total anticipated assets in excess of $4 billion. Stepstone shareholders who would, as part of the proposed transaction, become part of the HighMark complex, would be able to exchange their shares for shares of a significantly larger number of funds than is currently the case within Stepstone. In addition, the Trustees received information to the effect that a larger, more diverse complex can appeal to a broader class of institutional and retail investors, may be able to achieve economies of scale more quickly or efficiently and may be able to reduce costs by taking advantage of its relatively larger size.

         - Continuity of Management: The Trustees were provided with information detailing the consolidation efforts involving Union Capital Advisers, the adviser to Stepstone from its inception, and MERUS Capital Management, a division of the Bank of California, N.A., stemming from the combination of Union Bank and Bank of California, N.A. (as well as their respective parent organizations). It was represented to the Trustees that, in many instances the post-reorganization portfolios of HighMark would be managed on a day-to-day basis by the same persons who had previously been responsible for managing various Stepstone portfolios.

         - Tax-Free Nature of Transaction: Lack of Dilution: The Trustees were informed that the proposed transaction involving Stepstone and HighMark would be accomplished without the imposition of federal income taxes on either Stepstone or its shareholders. In addition, the Trustees received representations from Union Bank of California and its investment management division, Pacific Alliance Capital Management, to the effect that the Bank would defray Stepstone's costs directly associated with participation in the proposed transaction. Finally, the Trustees were informed that the interests of Stepstone shareholders would not be materially diluted as a result of the proposed transaction, and that the Stepstone shareholders would receive shares of HighMark portfolios equal in value to the market value (or, where relevant, amortized cost value) of the Stepstone portfolios' assets.

         - Performance of HighMark; Fees and Expenses: The Board received information relating to the performance of various HighMark portfolios into which the interests of shareholders of Stepstone would be merged. The Trustees were given details on the performance record for each such then-existing HighMark portfolio, both on an absolute basis and in comparison to relevant benchmarks and industry averages. The Trustees also received information about the fees and expenses charged or to be charged to HighMark shareholders, which information tended to show that Stepstone shareholders who become HighMark shareholders as a result of the proposed transaction would in most instances be subject to fees and expenses that were lower than, or equal to, the fees and expenses charged by Stepstone. The Trustees were further informed that, where the projected HighMark fees and expenses exceeded those of the corresponding Stepstone portfolio, such increase was due not to higher advisory fees, but instead to HighMark's newly-introduced shareholder service fee.

The estimated total operating expenses, stated as a percentage of average daily net assets of each Fund, for each Stepstone Fund and the corresponding HighMark Fund are expected to be as follows:

------------------------------------------------------------------------------------------------------------------------
                                 INSTITUTIONAL    INVESTMENT
                                 CLASS            CLASS                                          FIDUCIARY   RETAIL
------------------------------------------------------------------------------------------------------------------------
 Stepstone Money Market           .50%             .75%           HighMark Diversified            .50%        .75%
                                                                  Money Market
------------------------------------------------------------------------------------------------------------------------
 Stepstone Treasury               .45%             .70%           HighMark 100% U.S. Treasury     .45%        .70%
 Money Market                                                     Money Market
------------------------------------------------------------------------------------------------------------------------
 Stepstone California             .30%             .63%           HighMark California Tax-Free    .30%        .55%
 Tax-Free Money Market                                            Money Market
------------------------------------------------------------------------------------------------------------------------
 Stepstone Balanced               .80%            1.05%           HighMark Balanced               .90%       1.15%
------------------------------------------------------------------------------------------------------------------------
 Stepstone Growth Equity          .80%            1.05%           HighMark Growth                 .90%       1.15%
------------------------------------------------------------------------------------------------------------------------
 Stepstone Value Momentum         .80%            1.05%           HighMark Value Momentum         .81%       1.06%
------------------------------------------------------------------------------------------------------------------------
 Stepstone Blue Chip Growth       .85%                            HighMark Blue Chip Growth       .82%
------------------------------------------------------------------------------------------------------------------------
 Stepstone Emerging Growth       1.05%            1.05%           HighMark Emerging Growth       1.03%       1.28%
------------------------------------------------------------------------------------------------------------------------
 Stepstone International         1.26%                            HighMark International         1.26%
 Equity                                                           Equity
------------------------------------------------------------------------------------------------------------------------
 Stepstone Intermediate-Term      .68%             .68%           HighMark Intermediate-Term      .75%        .75%
 Bond                                                             Bond
------------------------------------------------------------------------------------------------------------------------
 Stepstone Convertible            .85%                            HighMark Convertible            .85%
 Securities                                                       Securities
------------------------------------------------------------------------------------------------------------------------
 Stepstone Government             .75%             .75%           HighMark Government             .75%
 Securities                                                       Securities
------------------------------------------------------------------------------------------------------------------------
 Stepstone California             .22%             .22%           HighMark California             .22%        .22%
 Intermediate Tax-Free Bond                                       Intermediate Tax-Free Bond
------------------------------------------------------------------------------------------------------------------------


                      INFORMATION ABOUT THE REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION. The proposed Agreement provides that each HighMark Fund will acquire all of the assets of the corresponding Stepstone Fund in exchange for the assumption by the HighMark Fund of all of the liabilities of the corresponding Stepstone Fund and for Shares all as of the Exchange Date (defined in the Agreement to be April 21, 1997 for the following Funds: Stepstone Money Market, Stepstone Treasury Money Market, Stepstone California Tax-Free Money Market, Stepstone Balanced and Stepstone
Growth Equity, and April 28, 1997 for the following Funds:   Stepstone Value
Momentum, Stepstone Blue Chip Growth, Stepstone Emerging Growth, Stepstone International Equity, Stepstone Intermediate-Term Bond, Stepstone Convertible Securities, Stepstone Government Securities and Stepstone California Intermediate Tax-Free Bond, or such other dates as may be agreed upon by the parties). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

         As a result of the Transaction, each shareholder of the Stepstone Funds will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Stepstone Fund transferred to the corresponding HighMark Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Stepstone Fund owned by the shareholder as of the Valuation Time). The portfolio securities of the Stepstone Funds will be valued in accordance with the generally employed valuation procedures of Stepstone. Each reorganization is being accounted for as a tax-free business combination. At separate meetings held on October 17, 1996 for Stepstone Trustees and October 18, 1996 for HighMark Trustees, all of the Trustees of each of Stepstone and HighMark, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of their respective registered investment companies and existing shareholders and that the economic interests of their respective existing shareholders would not be diluted as a result of effecting the reorganization.

         Immediately following the Exchange Date, each Stepstone Fund will distribute pro rata to its respective shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it and the Stepstone Funds will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the HighMark Funds in the name of such Stepstone Fund's shareholders, each account representing the respective number of full and
fractional Shares due such shareholder.   If the Stepstone Fund shareholder of
record has Institutional Class shares, that shareholder will receive HighMark Fiduciary shares. All other Stepstone shareholders will receive HighMark Retail shares.

         The consummation of the reorganization is subject to the conditions set forth in the Agreement. The Agreement may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by mutual consent of Stepstone and HighMark or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

         All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transaction contemplated by the Agreement will be borne by Union Bank of California, N.A., including the costs of proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses. The Boards of Trustees of HighMark and Stepstone have determined that the interests of the existing shareholders of HighMark and Stepstone will not be diluted as a result of the Transaction. Full and fractional Shares will be issued to the Stepstone Funds' shareholders in accordance with the procedure under the Agreement as described above. Each HighMark Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights. HighMark's Declaration of Trust permits HighMark to divide its shares of any series, without shareholder approval, into one or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of certain of the HighMark Funds are currently divided into two classes: Retail and Fiduciary Shares. HighMark Blue Chip Growth, HighMark International Equity, HighMark Convertible Securities and HighMark Government Securities are only offered in Fiduciary shares. Retail and Fiduciary shares will be distributed as applicable by HighMark in connection with the Transaction. Stepstone's Declaration of Trust also permits multiple classes of shares, and shares of certain of the Stepstone Funds are currently divided into two classes: Investment Class and Institutional Class shares. Stepstone Blue Chip Growth, Stepstone International Equity, and Stepstone Convertible Securities are only offered in Institutional Class shares.

         Under Massachusetts law, HighMark shareholders, could, under certain circumstances, be held personally liable for the obligations of HighMark. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of HighMark. The Declaration of Trust provides for indemnification out of HighMark property for all loss and expense of any shareholder held personally liable for the obligations of HighMark. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HighMark would be unable to meet its obligations. The likelihood of such circumstances is remote.

         FEDERAL INCOME TAX CONSEQUENCES. The federal income tax consequences of the Transaction should be as follows: (i) under Section 361 of the Code, no gain or loss will be recognized by any Stepstone Fund as a result of the reorganization; (ii) under Section 354 of the Code, no gain or loss will be recognized by the shareholders of any Stepstone Fund on the distribution of Shares to them in exchange for their shares of the Stepstone Fund; (iii) under
Section 358 of the Code, the basis of Shares that any Stepstone shareholder receives in place of his or her Stepstone shares will be the same as the basis of the Stepstone shares exchanged; and (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Shares received pursuant to the Agreement will be determined by including the holding period for the Stepstone shares exchanged for the Shares provided that the shareholder held the Stepstone shares as a capital asset. As a condition to HighMark and Stepstone's obligations to consummate the reorganization, Stepstone and HighMark will receive an opinion from Ropes & Gray, counsel to HighMark, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by the HighMark and Stepstone Funds, for federal income tax purposes the above stated tax consequences will be applicable to the Transaction.

         VOTING RIGHTS. Each shareholder of a HighMark Fund and a Stepstone Fund is entitled to one vote per share and a proportionate fractional vote for any fractional share. The former Stepstone Fund shareholders, as holders of Fiduciary or Retail shares of the HighMark Funds, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of all of the HighMark Funds. When the former shareholders of each Stepstone Fund vote in the aggregate as shareholders of each corresponding HighMark Fund, the voting power they will have will be less than the voting power they had when the Stepstone Funds voted in the aggregate. For a more detailed discussion of HighMark's voting procedures, see the HighMark Prospectuses "GENERAL INFORMATION -- Miscellaneous."

         CAPITALIZATION. The following tables set forth as of February 26, 1997, (i) the capitalization of each Stepstone Fund, (ii) the capitalization of each HighMark Fund, and (iii) the pro forma capitalization of each HighMark Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:

                      CAPITALIZATION TABLES AS OF 2/26/97

  STEPSTONE TREASURY MONEY MARKET FUND AND HIGHMARK 100% U. S. TREASURY MONEY
                            MARKET FUND (UNAUDITED)


                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                     HIGHMARK                           (1)
                               ---------                     --------                           ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $     177,134     $  459,376    $  187,428   $  83,769          $  364,562     $ 543,145

SHARES (000S)                      177,113        459,391       187,408      83,766             364,521       543,157

NET ASSET VALUE PER SHARE    $        1.00     $     1.00    $     1.00   $    1.00          $     1.00     $    1.00




    STEPSTONE MONEY MARKET FUND AND HIGHMARK DIVERSIFIED MONEY MARKET FUND
                                  (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                              COMBINED
                                                                                              --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $     698,860     $  556,562    $  279,695   $ 144,368          $  978,555    $  700,930

SHARES (000S)                      699,807        556,701       279,981     144,444             979,788       701,145

NET ASSET VALUE PER SHARE    $        1.00     $     1.00    $     1.00   $    1.00          $     1.00    $     1.00

(1) The adjusted balances are presented as if the Reorganization were effective as of February 26, 1997 for information purposes only. The actual Effective Time of the Reorganization is expected to be April 18, 1997 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                      CAPITALIZATION TABLES AS OF 2/26/97


    STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND AND HIGHMARK CALIFORNIA
                    TAX-FREE MONEY MARKET FUND (UNAUDITED)

                                                                                       PRO FORMA
                                                                                       ---------
                                                                                       COMBINED
                                                                                       --------
                               STEPSTONE                      HIGHMARK                    (1)
                               ---------                      --------                    ---


                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL     FIDUCIARY       RETAIL
NET ASSETS (000S)            $      33,448     $  119,895    $ 125,574     $62,910     $  159,022     $ 182,805

SHARES (000S)                       33,447        119,898      125,619      62,926        159,066       182,824

NET ASSET VALUE PER SHARE    $        1.00     $     1.00    $    1.00    $   1.00     $     1.00     $    1.00

(1) The adjusted balances are presented as if the Reorganization were effective as of February 26, 1997 for information purposes only. The actual Effective Time of the Reorganization is expected to be April 18, 1997 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                      CAPITALIZATION TABLES AS OF 2/26/97

       STEPSTONE GROWTH EQUITY FUND AND HIGHMARK GROWTH FUND (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---


                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $     205,801     $    3,822    $   59,887    $  3,715          $  265,688      $  7,537

SHARES (000S)                       10,094            188         4,089         253              18,137           514(2)

NET ASSET VALUE PER SHARE    $       20.39     $    20.37    $    14.65    $  14.67          $    14.65      $  14.67

(1) The adjusted balances are presented as if the Reorganization were effective as of February 26, 1997 for information purposes only. The actual Effective Time of the Reorganization is expected to be April 18, 1997 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

(2) Assumes that the Stepstone Growth Equity Fund has executed a stock split on February 26, 1997 immediately preceding the Reorganization, to allow the Net Asset Values of the Stepstone Growth Equity Fund Institutional and Investment Shares to match the Net Asset Values of the Highmark Growth Fund Fiduciary and Retail shares, respectively. Accordingly, this resulted in an adjustment to the number of shares outstanding in the Highmark Growth Fund of 3,954 in the Fiduciary class and 73 in the Retail class.

If the Reorganization is consummated, the actual adjustments to the number of shares outstanding in each respective class of the Highmark Fund may vary from the numbers above due to changes in the Net Asset Values between February 26, 1997 and the Reorganization date.

                      CAPITALIZATION TABLES AS OF 2/26/97



         STEPSTONE BALANCED FUND AND HIGHMARK BALANCED FUND (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $     309,018     $    8,787    $   46,657     $   719          $  355,675      $  9,506

SHARES (000S)                       20,406            580         3,607          56              23,487(2)        628(2)

NET ASSET VALUE PER SHARE    $       15.14     $    15.14    $    12.94     $ 12.84          $    15.14      $  15.14

(1) The adjusted balances are presented as if the Reorganization were effective as of February 26, 1997 for information purposes only. The actual Effective Time of the Reorganization is expected to be April 18, 1997 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

(2) Assumes that the HighMark Balanced Fund has executed a stock split on January 10, 1997 immediately preceding the Reorganization , to allow the Net Asset Values of the HighMark Balanced Fund Fiduciary and Retail shares to match the Net Asset Values of the Stepstone Balanced Fund Institutional and Investment shares, respectively. Accordingly, this resulted in an adjustment to the number of shares outstanding in the HighMark Balanced Fund of 526 in the Fiduciary class and 8 in the Retail class.

If the Reorganization is consummated, the actual adjustments to the number of shares outstanding in each respective class of the HighMark Fund may vary from the numbers above due to changes in the Net Asset Values between February 26, 1997 and the Reorganization date.

                     CAPITALIZATION TABLES AS OF 2/26/97


 STEPSTONE VALUE MOMENTUM FUND AND HIGHMARK VALUE MOMENTUM FUND  (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $     337,344     $   16,297       N/A          N/A             $  337,344     $  16,297

SHARES (000S)                       15,329            741       N/A          N/A                 15,329           741

NET ASSET VALUE PER SHARE    $       22.01     $    22.01       N/A          N/A             $    22.01     $   22.01



 STEPSTONE INTERMEDIATE-TERM BOND FUND AND HIGHMARK INTERMEDIATE-TERM BOND FUND
                                  (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $     150,916     $    5,199       N/A          N/A             $  150,916      $  5,199

SHARES (000S)                       14,916            514       N/A          N/A                 14,916           514

NET ASSET VALUE PER SHARE    $       10.12     $    10.11       N/A          N/A             $    10.12      $  10.11

(1) The adjusted balances are presented as if the Reorganization were effective as of February 26, 1997 for information purposes only. The actual Effective Time of the Reorganization is expected to be April 25, 1997 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                      CAPITALIZATION TABLES AS OF 2/26/97



 STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND HIGHMARK CALIFORNIA
                 INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $       7,939     $    5,852       N/A          N/A             $    7,939     $   5,852

SHARES (000S)                          813            600       N/A          N/A                    813           600

NET ASSET VALUE PER SHARE    $        9.77     $     9.75       N/A          N/A             $     9.77     $    9.75



 STEPSTONE CONVERTIBLE SECURITIES FUND AND HIGHMARK CONVERTIBLE SECURITIES FUND
                                  (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $      21,098        N/A           N/A          N/A             $   21,098        N/A

SHARES (000S)                        1,825        N/A           N/A          N/A                  1,825        N/A

NET ASSET VALUE PER SHARE    $       11.56        N/A           N/A          N/A             $    11.56        N/A

(1) The adjusted balances are presented as if the Reorganization were effective as of February 26, 1997 for information purposes only. The actual Effective Time of the Reorganization is expected to be April 25, 1997 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                      CAPITALIZATION TABLES AS OF 2/26/97

 STEPSTONE BLUE CHIP GROWTH FUND AND HIGHMARK BLUE CHIP GROWTH FUND (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---


                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $      82,557        N/A           N/A          N/A              $  82,557        N/A

SHARES (000S)                        5,585        N/A           N/A          N/A                  5,585        N/A

NET ASSET VALUE PER SHARE    $       14.78        N/A           N/A          N/A              $   14.78        N/A



  STEPSTONE EMERGING GROWTH FUND AND HIGHMARK EMERGING GROWTH FUND (UNAUDITED)


                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                     HIGHMARK                          (1)
                               ---------                     --------                          ---

                             INSTITUTIONAL    INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $      56,513      N/A            N/A          N/A              $  56,513        N/A

SHARES (000S)                        4,299      N/A            N/A          N/A                  4,299        N/A

NET ASSET VALUE PER SHARE    $       13.15      N/A            N/A          N/A              $   13.15        N/A

(1) The adjusted balances are presented as if the Reorganization were effective as of February 26, 1997 for information purposes only. The actual Effective Time of the Reorganization is expected to be April 25, 1997 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

                     CAPITALIZATION TABLES AS OF 2/26/97



 STEPSTONE GOVERNMENT SECURITIES FUND AND HIGHMARK GOVERNMENT SECURITIES FUND
                                 (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
Net Assets (000s)            $      52,002      N/A            N/A          N/A              $   55,002        N/A

Shares (000s)                        5,532      N/A            N/A          N/A                   5,532        N/A

Net Asset Value per share    $        9.40      N/A            N/A          N/A              $     9.40        N/A



  STEPSTONE INTERNATIONAL EQUITY FUND AND HIGHMARK INTERNATIONAL EQUITY FUND
                                  (UNAUDITED)

                                                                                             PRO FORMA
                                                                                             ---------
                                                                                             COMBINED
                                                                                             --------
                               STEPSTONE                      HIGHMARK                          (1)
                               ---------                      --------                          ---

                             INSTITUTIONAL     INVESTMENT    FIDUCIARY      RETAIL           FIDUCIARY       RETAIL
NET ASSETS (000S)            $      46,879        N/A           N/A          N/A             $   46,879        N/A

SHARES (000S)                        1,338        N/A           N/A          N/A                  1,338        N/A

NET ASSET VALUE PER SHARE    $       35.03        N/A           N/A          N/A             $    35.03        N/A

(1) The adjusted balances are presented as if the Reorganization were effective as of February 26, 1997 for information purposes only. The actual Effective Time of the Reorganization is expected to be April 25, 1997 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

    Unaudited pro forma combined financial statements of each Stepstone Fund and each HighMark Fund as of and for the period ended July 31, 1996 are included in the Statement of Additional Information. Because the Agreement provides that the HighMark Funds will be the surviving funds following the reorganization and because the HighMark Funds' investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of each Stepstone Fund to the corresponding HighMark Fund as contemplated by the Agreement.

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION

    Union Bank of California, N.A. may be deemed to have an interest in the Agreement and Plan of Reorganization and the Transaction because it provides investment advisory services to both the Stepstone Funds and the HighMark Funds pursuant to separate advisory agreements with each Fund group. Union Bank of California, N.A. receives compensation from the Stepstone Funds and the HighMark Funds for services it provides pursuant to these agreements. The terms and provisions of these arrangements are described in the Stepstone and HighMark Prospectuses. In addition, Union Bank of California, N.A. also serves as custodian and sub-administrator to the HighMark Funds for which services it receives a fee as described in the HighMark Prospectuses. Union Bank of California, N.A. may also act as a service provider pursuant to the Shareholder Service Plan adopted by HighMark for which services it would also receive a fee as described in the HighMark Prospectuses.

                               THE HIGHMARK FUNDS

GENERAL

    For a general discussion of the HighMark Funds, see the HighMark Prospectuses. For the convenience of Stepstone shareholders, certain cross-references to those prospectuses are set forth below.

FINANCIAL INFORMATION

    For information on per-share income and capital changes of a HighMark Fund, see "Financial Highlights" in the HighMark Prospectus pertaining to such Fund.

EXPENSES

    For a discussion of a HighMark Fund's expenses, see "Fee Table" in the HighMark Prospectus pertaining to such Fund.

INVESTMENT OBJECTIVES AND POLICIES

    For a discussion of a HighMark Fund's investment objective and policies, see "Investment Objective" and "Investment Policies" in the HighMark Prospectus pertaining to such Fund.

TRUSTEES

    Overall responsibility for management of HighMark rests with its Board of Trustees who are elected by the shareholders of HighMark. There are currently five Trustees, one of whom is considered to be an "interested person" of HighMark as defined in the 1940 Act. The Trustees, in turn, elect the officers of HighMark to supervise actively its day-to-day operations.

    The Trustees of HighMark, their addresses and principal occupations during the past five years are set forth as follows:

                                       POSITION(S) HELD            PRINCIPAL OCCUPATION
 NAME AND ADDRESS                      WITH HIGHMARK               DURING PAST 5 YEARS
 ----------------                      -------------               -------------------
 Thomas L. Braje                       Trustee                     Retired October, 1996.  Prior
 1000 Alfred Nobel Drive                                           to October 1996, Vice President
 Hercules, CA 94547                                                and Chief Financial Officer of
                                                                   Bio Rad Laboratories, Inc.

 David A. Goldfarb                     Trustee                     Partner, Goldfarb & Simens,
 111 Pine Street                                                   Certified Public Accountants.
 18th Floor
 San Francisco, CA 94111

 Joseph C. Jaeger                      Trustee                     Senior Vice President and Chief
 100 First Street                                                  Financial Officer, Delta Dental
 San Francisco, CA 94105                                           Plan of California.

 Frederick J. Long                     Trustee                     President and Chief Executive
 520 Pike Street                                                   Officer, Pettit-Morry Co. and
 20th Floor                                                        Acordia Northwest Inc. (each an
 Seattle, WA 98101                                                 insurance brokerage firm).


INVESTMENT ADVISOR

    For a discussion of Union Bank of California, N.A. and the services performed by it and its fees with respect to a HighMark Fund, see "The Advisor" in the HighMark Prospectus pertaining to such Fund. For a discussion of Bank of Tokyo-Mitsubishi Trust Company, which serves as sub-advisor to HighMark Emerging Growth, HighMark Government Securities, HighMark Blue Chip Growth, and HighMark Convertible Securities, and Tokyo-Mitsubishi Asset Management (U.K.), Ltd., which serves as sub-advisor to HighMark International Equity, see "The Sub-Advisor" in the applicable HighMark Prospectuses.

ADMINISTRATOR

    For a discussion of SEI Fund Resources' activities as the HighMark Funds' administrator, the services performed by it and its fees with respect to a HighMark Fund, see "The Administrator" in the HighMark Prospectus pertaining to such Fund.

DISTRIBUTOR

    For a discussion of SEI Financial Services Company's activities as distributor, see "The Distributor" in any HighMark Prospectus.

SHARES

    For a discussion of voting rights of the HighMark Funds, see
"Miscellaneous" in any HighMark Prospectus.

REDEMPTION OR REPURCHASE OF SHARES

    For a discussion concerning redemption or repurchase of shares of the HighMark Funds, see "Redemption of Shares" in any HighMark Prospectus.

DIVIDENDS AND DISTRIBUTIONS

    For a discussion of the HighMark Funds' policies with respect to dividends and distributions of a HighMark Fund, see "Dividends" in the HighMark Prospectus pertaining to such Fund.

EXCHANGE PRIVILEGES

    For a discussion of a HighMark shareholder's right to exchange particular Class shares of a HighMark Fund for other Class shares of the same HighMark Fund, or the same Class shares or other Class shares of another HighMark Fund, see "Exchange Privileges" in any HighMark Prospectus.

LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which HighMark is a party.

SHAREHOLDER INQUIRIES

    Shareholder inquiries relating to the HighMark Funds may be addressed to HighMark's administrator by writing to SEI Fund Resources, Oaks, PA 19456 or by calling 1-800-734-2922.


                                STEPSTONE FUNDS

GENERAL

    For a general discussion of the Stepstone Funds, see the Stepstone Prospectuses. For the convenience of Stepstone shareholders, certain cross-references to the Stepstone Prospectuses are set forth below.

FINANCIAL INFORMATION

    For information on per share income and capital changes of a Stepstone Fund, see "Financial Highlights" in the Stepstone Prospectus pertaining to such Fund.

EXPENSES

    For a discussion of a Stepstone Fund's expenses, see "Shareholder Transaction Expenses" in the Stepstone Prospectus pertaining to such Fund.

INVESTMENT OBJECTIVES AND POLICIES

    For a discussion of a Stepstone Fund's investment objective and policies, see "Investment Objectives" and "Investment Policies" in the Stepstone Prospectus.

TRUSTEES

    Overall responsibility for management of Stepstone rests with its Board of Trustees, who are elected by the shareholders of Stepstone. There are currently five Trustees, one of whom is considered to be an "interested person" of Stepstone as defined in the 1940 Act. The Trustees, in turn, elect the officers of Stepstone to supervise actively its day-to-day operations.

    The Trustees of Stepstone their addresses and principal occupations during the past five years are set forth as follows:


                                       POSITION(S) HELD                       PRINCIPAL OCCUPATION
 NAME AND ADDRESS                      WITH STEPSTONE                         DURING PAST 5 YEARS
 ----------------                      --------------                         -------------------
 William R. Howell                     Chairman of the                        Director, Current Income Shares, Inc.;
 445 South Figueroa Street             Board of Trustees                      Vice Chairman, Union Bank from 1976
 Los Angeles, CA  90071                                                       until retirement in 1982; Director of
                                                                              Unionbanc Investment Management Company
                                                                              since 1977, until retirement in 1982.

 Robert A. Nesher*                     Trustee                                Retired since 1994; Executive Vice
 8 South Street                                                               President of SEI, 1986-1994; Director
 Kennebunkport, ME 04046                                                      and Executive Vice President of the
                                                                              Administrator and the Distributor,
                                                                              September, 1981-1994.

 Michael L. Noel                       Trustee                                Retired since 1996; Senior Vice
 445 South Figueroa Street                                                    President and Treasurer, Southern
 Los Angeles, CA  90071                                                       California Edison Company  1980- 1996;
                                                                              Assistant Treasurer, Pacific Coast
                                                                              Electrical Association; Director,
                                                                              Hancock Savings & Loan Association,
                                                                              since 1986; Director, Software
                                                                              Toolworks, Inc., since July 1989.

 Paul L. Smith                         Trustee                                Retired Director of Union Bank, Retired
 445 South Figueroa Street                                                    Vice Chairman and member of the Office
 Los Angeles, CA  90071                                                       of the Chief Executive of Security
                                                                              Pacific Corporation, Former Director and
                                                                              officer of numerous subsidiaries of such
                                                                              Corporation and Security Pacific
                                                                              National Bank.

 Steven K. Joiner                       Trustee                               President, NAFCU Services
 3138 North Tenth Street                                                      Corporation, Inc. since 1993;
 Arlington, VA  22201                                                         Executive Vice President,
                                                                              Credit Union Services, Inc.,
                                                                              from 1979-1993.

* Mr. Nesher is considered to be an "interested person" of Stepstone as defined in the 1940 Act.

INVESTMENT ADVISOR

    For a discussion of Union Bank of California, N.A., and the services performed by it and its fees with respect to a Stepstone Fund, see "The Advisor," in the Stepstone Prospectus pertaining to such Fund. For a discussion of Bank of Tokyo-Mitsubishi Trust Company, which serves as sub-advisor to Stepstone Emerging Growth, Stepstone Government Securities, Stepstone Blue Chip Growth, and Stepstone Convertible Securities and Tokyo-Mitsubishi Asset Management (U.K.), Ltd., which serves as sub-advisor to Stepstone International Equity, see "The Sub-Advisor" in the applicable Stepstone Prospectus.

ADMINISTRATOR

    For a discussion of SEI Fund Resources' activities as the Stepstone Funds' administrator, the services performed by it and its fees with respect to a Stepstone Fund, see "The Administrator," in the Stepstone Prospectus pertaining to such Fund.

DISTRIBUTOR

    For a discussion of SEI Financial Services Company's activities as distributor, see "Distribution" in any Stepstone Prospectus.


SHARES

    For a discussion of voting rights of the Stepstone Funds, see "Voting Rights" in any Stepstone Prospectus.

REDEMPTION OR REPURCHASE OF SHARES

    For a discussion concerning redemption or repurchase of shares of the Stepstone Funds, see "Redemption of Shares" in any Stepstone Prospectus.

DIVIDENDS AND DISTRIBUTIONS

    For a discussion of the Stepstone Funds' policies with respect to dividends and distributions of a Stepstone Fund, see "Dividends" in the Stepstone Prospectus pertaining to such Fund.

EXCHANGE PRIVILEGES

    For a discussion of a Stepstone shareholder's right to exchange Investment Class shares of a Stepstone Fund for Investment Class shares of another Stepstone Fund, see "Purchases by Exchange" in the Stepstone Prospectuses.

LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which Stepstone is a party.

SHAREHOLDER INQUIRIES

    Shareholder inquiries relating to the Stepstone Funds may be addressed to Stepstone's administrator by writing to SEI Fund Resources, Oaks, PA 19456 or by calling 1-800- 433-6884.

                              FINANCIAL STATEMENTS

    The financial statements and financial highlights for the Stepstone Funds included in the Stepstone Prospectuses and the related statement of additional information have been audited by Arthur Andersen LLP for the periods indicated in their report thereon which is also included in the statements of additional information. The financial statements and financial highlights audited by Arthur Andersen LLP have been incorporated herein by reference in reliance on their report given on their authority as experts in accounting and auditing. Unaudited financial statements and financial highlights for the Stepstone Funds for the period ended July 31, 1996 are filed herewith.

    The financial statements and financial highlights for the HighMark Funds for each of the periods indicated therein included in the HighMark Prospectuses and related statement of additional information have been incorporated by reference in this Combined Prospectus/Proxy Statement in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of that Firm as experts in accounting and auditing. In addition, Coopers & Lybrand L.L.P., HighMark's independent accountants prior to the fiscal year ended July 31, 1996, audited the financial statements and financial highlights of each HighMark Fund prior to the fiscal year ended July 31, 1996.

                               VOTING INFORMATION

    Proxies are being solicited from shareholders of each Stepstone Fund by the Trustees of Stepstone for the Special Meeting of Shareholders to be held on Friday, April 11, 1997 at 3:00 p.m., Eastern time, at SEI Fund Resources,
Oaks, PA 19456, or at such later time made necessary by adjournment. A proxy may be revoked at any time at or before the meeting by submitting to Stepstone a subsequently dated proxy, delivering a written notice of revocation to Stepstone at Oaks, PA 19456, or as otherwise described in the "Introduction" above. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon or, in the absence of instructions, will be voted FOR approval of the Agreement and Plan of Reorganization. The Transaction contemplated by the Agreement and Plan of Reorganization will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of each Stepstone Fund voting separately as a Fund, as described above. In the event the shareholders do not approve the reorganization, the Trustees of Stepstone will consider possible alternative arrangements in the best interests of Stepstone and its shareholders.

    Proxies are being solicited by mail. Shareholders of record of each Stepstone Fund at the close of business on February 12, 1997, (the "Record Date"), will be entitled to vote at the Special Meeting of Shareholders or any adjournment thereof. The holders of a majority of votes attributable to the outstanding voting shares of a Stepstone Fund represented in person or by proxy at the meeting will constitute a quorum for such Fund for the meeting, and a majority of the shares of a Stepstone Fund voted on the Transaction is necessary to approve the Transaction. Shareholders are entitled to one vote per share and a proportionate fractional vote for any fractional share.

    Votes cast by proxy or in person at the meeting will be counted by the inspector of election appointed by Stepstone. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

As of February 28, 1997, the officers and Trustees of Stepstone as a group beneficially owned less than 1% of the outstanding shares of Investment Class and Institutional Class shares of the Stepstone Funds. As of February 28, 1997, to the best of the knowledge of Stepstone, the following owned beneficially 5% or more of the outstanding shares of:


Name and Address                                                             Percentage of Ownership


                                       Stepstone Money Market
                                          Investment Shares
National Financial Services Corp.                                                         100.00%
  for exclusive benefit of our customers
P.O. Box 3908
Church Street Station
New York, New York  10008-3908


                                       Stepstone Money Market
                                        Institutional Shares
Union Bank                                                                                 73.81%
Attn:  Jeanne Chizek
P.O. Box 109
San Diego, CA  92112-4103

Lane & Company                                                                             20.24%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, Ca  92112-4103

Bott Pension                                                                                5.13%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropolious
100 Broadway
New York, New York  10005-1904

Name and Address                                                             Percentage of Ownership

                                       Stepstone Treasury Money Market
                                              Investment Shares
National Financial Services Corp.                                                         100.00%
  for exclusive benefit of our customers
P.O. Box 3908
Church Street Station
New York, New York  10008-3908


                                       Stepstone Treasury Money Market
                                             Institutional Shares
Union Bank                                                                                 98.30%
Attn:  Jeanne Chizek
P.O. Box 109
San Diego, CA  92112-4103


                                  Stepstone California Tax-Free Money Market
                                              Investment Shares
National Financial Services Corp.                                                         100.00%
  for exclusive benefit of our customers
P.O. Box 3908
Church Street Station
New York, New York  10008-3908


                                  Stepstone California Tax-Free Money Market
                                              Institutional Shares
Union Bank                                                                                100.00%
Attn:  Jeanne Chizek
P.O. Box 109
San Diego, CA  92112-4103

Name and Address                                                             Percentage of Ownership

                                       Stepstone Balanced
                                        Investment Shares
National Financial Services Corp.                                                         100.00%
  for exclusive benefit of our customers
P.O. Box 3908
Church Street Station
New York, New York  10008-3908

                                       Stepstone Balanced
                                      Institutional Shares
American Express Trust Company                                                             10.83%
  as Agent for NEC Savings and
  Retirement Plan
Attn:  Nancy Jendro Trust Operations
P.O. Box 534
Minneapolis, MN  55440-0534

PFTC. Trustee Nissan Employee Savings Plan                                                  9.27%
Putnam Investments DCPA
Nissan Motor Corporation
Location 31
P.O. Box 9740
Providence, RI  02940-9740

Lane & Company                                                                              7.45%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Lane & Company                                                                             69.10%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Name and Address                                                             Percentage of Ownership

                                       Stepstone Growth Equity
                                          Investment Shares
National Financial Services Corp.                                                          66.67%
  for exclusive benefit of our customers
P.O. Box 3908
Church Street Station
New York, New York  10008-3908

Post & Co.                                                                                 33.33%
c/o The Bank of New York
Attn:  Bill Sauer-Mutual FDS
Reorg Dept.
P.O. Box 1066
Wall Street Station
New York, New York  10288-1088


                                       Stepstone Growth Equity
                                         Institutional Shares
Lane & Company                                                                             40.81%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Lane & Company                                                                             58.31%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103


                                       Stepstone Value Momentum
                                          Investment Shares
National Financial Services Corp.                                                          99.92%
  for exclusive benefit of our customers
P.O. Box 3908
Church Street Station
New York, New York  10008-3908

Name and Address                                                             Percentage of Ownership



                                       Stepstone Value Momentum
                                         Institutional Shares
Lane & Company                                                                             31.14%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Mellon Bank NA Trustee for Dept.                                                            9.41%
  of Personnel Admin. of State of CA
Attn:  Wally Adebayo
One Cabot Road
Mail Zone 028-003I
Medford, MA  02155-5141

Lane & Company                                                                             55.51%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103


                                       Stepstone Blue Chip Growth
                                          Institutional Shares
Lane & Company                                                                             22.17%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Bott Pension                                                                               77.64%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropolious
100 Broadway
New York, New York  10005-1904

Name and Address                                                             Percentage of Ownership

                                       Stepstone Emerging Growth
                                         Institutional Shares
Lane & Company                                                                             36.02%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Bott Pension                                                                               63.82%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropolious
100 Broadway
New York, New York  10005-1904


                                       Stepstone International Equity
                                            Institutional Shares
Lane & Company                                                                             70.60%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Lane & Company                                                                             29.00%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103


                                       Stepstone Intermediate-Term Bond
                                              Investment Shares
National Financial Services Corp.                                                         100.00%
  for exclusive benefit of our customers
P.O. Box 3908
Church Street Station
New York, New York  10008-3908

Name and Address                                                             Percentage of Ownership

                                  Stepstone Intermediate-Term Bond
                                       Institutional Shares
Lane & Company                                                                             32.20%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Lane & Company                                                                             67.66%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103


                                  Stepstone Convertible Securities
                                       Institutional Shares
Bott Pension                                                                               92.54%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropolious
100 Broadway
New York, New York  10005-1904

Lane & Company                                                                              7.75%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103


                                  Stepstone Government Securities
                                       Institutional Shares
Lane & Company                                                                             12.10%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Name and Address                                                             Percentage of Ownership
Bott Pension                                                                               87.90%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropolious
100 Broadway
New York, New York  10005-1904


                           Stepstone California Intermediate Tax-Free Bond
                                          Investment Shares
National Financial Services Corp.                                                         100.00%
  for exclusive benefit of our customers
P.O. Box 3908
Church Street Station
New York, New York  10005-3908


                           Stepstone California Intermediate Tax-Free Bond
                                         Institutional Shares
Lane & Company                                                                             13.30%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Lane & Company                                                                             38.90%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

Lane & Company                                                                             47.80%
c/o Union Bank
Attn:  Linda Brown
P.O. Box 109
San Diego, CA  92112-4103

The votes of the shareholders of HighMark are not being solicited, since their approval or consent is not necessary for approval of the Agreement. As of February 28, 1997, the officers and Trustees of HighMark as a group beneficially owned less than 1% of the outstanding Retail and Fiduciary shares of the HighMark Funds. At February 28, 1997, to the best of the knowledge of Highmark, the following beneficially owned 5% or more of the outstanding shares of:

Name and Address                                                             Percentage of Ownership

                                 HighMark Diversified Money Market
                                          Retail Shares
National Financial Services Corp.                                                          97.30%
  for the benefit of our customers
Church Street Station
P.O. Box 3908
New York, New York  10008-3908


                                 HighMark Diversified Money Market
                                         Fiduciary Shares
Union Bank                                                                                 92.87%
Lane & Company Cash
Attn:  Fund Accounting
P.O. Box 85602
San Diego, CA  92185-5602

Union Bank                                                                                  5.81%
Lane & Co. Reinvestments
Attn:  Kathleen Heilman
P.O. Box 109
San Diego, CA  92112


                                 HighMark 100% U.S. Treasury Money Market
                                              Retail Shares
National Financial Services Corp.                                                          99.71%
  for the benefit of our customers
Church Street Station
P.O. Box 3908
New York, New York  10008-3908

Name and Address                                                             Percentage of Ownership


                           HighMark 100% U.S. Treasury Money Market
                                      Fiduciary Shares
Union Bank                                                                                 83.85%
Lane & Co. Cash
Attn:  Fund Accounting
P.O. Box 95602
San Diego, CA  92186-5602

Union Bank                                                                                 15.35%
Lane & Co. Reinvest
Attn:  Kathleen Heilman
P.O. Box 109
San Diego, CA  92112


                           HighMark California Tax-Free Money Market
                                         Retail Shares
National Financial Services Corp.                                                          96.22%
  for the benefit of our customers
Church Street Station
P.O. Box 3908
New York, New York  10008-3908


                           HighMark California Tax-Free Money Market
                                      Fiduciary Shares
Union Bank                                                                                 99.31%
Lane & Co. Cash
Attn:  Fund Accounting
P.O. Box 95602
San Diego, CA  92186-5602

Name and Address                                                             Percentage of Ownership

                                       HighMark Balanced
                                         Retail Shares
John F. Roach                                                                              36.04%
587 Perugia Way
Los Angeles, CA  90077

Rosalind Fahmy                                                                              8.24%
2691 Pocatello
Rolland Heights, CA  91745-4751

Yoko Fujii Ttee                                                                             5.88%
Tadashi Yoko Fujii 1992 T
U A 11 27 92
1405 Lamont Av
Thousand Oaks, CA  91362


                                       HighMark Balanced
                                        Fiduciary Shares
Union Bank                                                                                 97.90%
Lane & Co. Reinvest
Attn:  Kathleen Heilman
P.O. Box 109
San Diego, CA  92112

                                       HighMark Growth
                                        Retail Shares
FBO Douglas S. Querin                                                                       5.49%
4228 SW Selling Court
Portland, OR  97221

Bill S. Tsutagawa                                                                           7.11%
Yuriko Tstutagawa
2242 Valley Road
Oceanside, CA  92056

Name and Address                                                             Percentage of Ownership
Union Bank of California Cust                                                              6.78%
IRA of John A. Dito
555 South Hope Street, #200D
Los Angeles, CA  90071-2631

Union Bank of California Cust                                                              5.15%
IRA of John A. Dito
555 S. Hope Street, 200D
Los Angeles, CA  90071


                                       HighMark Growth
                                       Fiduciary Shares
Union Bank                                                                                88.80%
Lane & Co Reinvest
Attn:  Kathleen Heilman
P.O. Box 109
San Diego, CA  92112

THE BOARD OF TRUSTEES OF STEPSTONE, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.


INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


     This Combined Prospectus/Proxy Statement and the related statement of additional information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which HighMark and Stepstone, respectively, have filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act to which reference is hereby made. The SEC file numbers for the Stepstone Prospectuses and the related statement of additional information which are incorporated by reference herein are Registration No. 33-37687 and 811-6192. The SEC file numbers for the HighMark Prospectuses and related statement of additional information which are incorporated by reference herein are Registration No. 33-12608 and 811-5059.

     HighMark and Stepstone are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by HighMark and Stepstone can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106.
Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION


         This Agreement and Plan of Reorganization (the "Agreement") is made as of March 5, 1997 by and between HighMark Funds, a Massachusetts business trust, ("HighMark") and the Stepstone Funds, a Massachusetts business trust ("Stepstone"). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.


PLAN OF REORGANIZATION

        (a) Stepstone will sell, assign, convey, transfer and deliver to HighMark, and HighMark will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in the following funds:

         Stepstone Money Market Fund ("Stepstone Money Market")
         Stepstone Treasury Money Market Fund ("Stepstone Treasury Money
                 Market")
         Stepstone California Tax-Free Money Market Fund ("Stepstone California
                 Tax-Free Money Market")
         Stepstone Balanced Fund ("Stepstone Balanced")
         Stepstone Growth Equity Fund ("Stepstone Growth Equity")
         Stepstone Value Momentum Fund ("Stepstone Value Momentum")
         Stepstone Blue Chip Growth Fund ("Stepstone Blue Chip Growth") Stepstone Emerging Growth Fund ("Stepstone Emerging Growth")
         Stepstone International Equity Fund ("Stepstone International Equity") Stepstone Intermediate-Term Bond Fund ("Stepstone Intermediate-Term
                 Bond")
         Stepstone Convertible Securities Fund ("Stepstone Convertible
                 Securities")
         Stepstone Government Securities Fund ("Stepstone Government
                 Securities")
         Stepstone California Intermediate Tax-Free Bond Fund ("Stepstone California Intermediate Tax-Free Bond")

         (such funds each are a "Stepstone Fund" and are collectively the "Stepstone Funds").

Such acquisition is to be made by the following funds:

         HighMark Diversified Money Market Fund ("HighMark Diversified Money
             Market")
         HighMark 100% U.S. Treasury Money Market Fund ("HighMark 100% U.S.
             Treasury Money Market")

         HighMark California Tax-Free Money Market Fund ("HighMark California
              Tax-Free Money Market")
         HighMark Balanced Fund ("HighMark Balanced")
         HighMark Growth Fund ("HighMark Growth")
         HighMark Value Momentum Fund ("HighMark Value Momentum")
         HighMark Blue Chip Growth Fund ("HighMark Blue Chip Growth")
         HighMark Emerging Growth Fund ("HighMark Emerging Growth")
         HighMark International Equity Fund ("HighMark International Equity") HighMark Intermediate-Term Bond Fund ("HighMark Intermediate-Term
              Bond")
         HighMark Convertible Securities Fund ("HighMark Convertible
              Securities")
         HighMark Government Securities Fund ("HighMark Government Securities") HighMark California Intermediate Tax-Free Bond Fund ("HighMark
              California Intermediate Tax-Free Bond")

         (such funds each are a "HighMark Fund" and are collectively the "HighMark Funds").


For purposes of this Agreement the respective Stepstone Funds correspond to the HighMark Funds as follows:

Stepstone Money Market Fund                                HighMark Diversified Money Market Fund
Stepstone Treasury Money Market Fund                       HighMark 100% U.S. Treasury Money
                                                           Market Fund
Stepstone California Tax-Free Money                        HighMark California Tax-Free Money
Market Fund                                                Market Fund
Stepstone Balanced Fund                                    HighMark Balanced Fund
Stepstone Growth Equity Fund                               HighMark Growth Fund
Stepstone Value Momentum Fund                              HighMark Value Momentum Fund
Stepstone Blue Chip Growth Fund                            HighMark Blue Chip Growth Fund
Stepstone Emerging Growth Fund                             HighMark Emerging Growth Fund
Stepstone International Equity Fund                        HighMark International Equity Fund
Stepstone Intermediate-Term Bond Fund                      HighMark Intermediate-Term Bond Fund
Stepstone Convertible Securities Fund                      HighMark Convertible Securities Fund
Stepstone Government Securities Fund                       HighMark Government Securities Fund
Stepstone California Intermediate Tax-Free                 HighMark California Intermediate Tax-Free
Bond Fund                                                  Bond Fund

In consideration therefor, each HighMark Fund shall, on the Exchange Date, assume all of the liabilities of the corresponding Stepstone Fund and transfer to the corresponding Stepstone Fund a number of full and fractional HighMark Retail or Fiduciary Class shares of the corresponding HighMark Fund (collectively, "Shares") having an aggregate net asset value equal to the value of all of the assets of each Stepstone Fund transferred to the corresponding HighMark Fund on such date less the value of all of the liabilities of each Stepstone Fund assumed by the corresponding HighMark Fund on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

         (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, each Stepstone Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Shares received by it, each shareholder being entitled to receive that number of Shares equal to the proportion which the number of shares of beneficial interest of the Stepstone Fund held by such shareholder bears to the number of such shares of the Stepstone Fund outstanding on such date. If the Stepstone Fund shareholder of record has Institutional Class shares, that shareholder will receive HighMark Fiduciary shares. All other Stepstone shareholders will receive HighMark Retail shares.


AGREEMENT

     HighMark and Stepstone represent, warrant and agree as follows:

     1. Representations and Warranties of Stepstone. Each of Stepstone and each Stepstone Fund represent and warrant to and agree with HighMark and each HighMark Fund that:

     (a) Stepstone is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Stepstone and each Stepstone Fund is not required to qualify as a foreign association in any jurisdiction. Stepstone and each Stepstone Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 1(l).

     (b) Stepstone is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each Stepstone Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Stepstone Fund has been a regulated investment company under such sections of the Code at all times since its inception.

     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each Stepstone Fund at and for the year ended January 31, 1997, such statements and schedules having been audited by Arthur Andersen LLP, independent accountants to Stepstone, have been furnished to HighMark. Such statements of assets and liabilities and schedule fairly present the financial position of each Stepstone Fund as of their respective dates and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

     (d) The prospectuses of the Stepstone Funds dated May 28, 1996 (the "Stepstone Prospectuses") and the Statement of Additional Information for the Stepstone Funds dated May 28, 1996 and on file with the Securities and Exchange Commission, which have been previously furnished to HighMark, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Stepstone or any Stepstone Fund, threatened against Stepstone or any Stepstone Fund which assert liability on the part of Stepstone or any Stepstone Fund.

     (f) There are no material contracts outstanding to which Stepstone or any Stepstone Fund is a party, other than as disclosed in the Stepstone Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement and the Proxy Statement.

     (g) Neither Stepstone nor any Stepstone Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of January 31, 1997 and those incurred in the ordinary course of Stepstone's business as an investment company since that date. Prior to the Exchange Date, Stepstone will advise HighMark of all known material liabilities, contingent or otherwise, incurred by it and each Stepstone Fund subsequent to January 31, 1997, whether or not incurred in the ordinary course of business.

     (h) As used in this Agreement, the term "Investments" shall mean each Stepstone Fund's investments shown on the schedule of its portfolio investments as of January 31, 1997 referred to in Section 1(c) hereof, as supplemented with such changes as Stepstone or each Stepstone Fund shall make after January 31, 1997 which charges shall be disclosed to HighMark, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

     (i) Each Stepstone Fund has filed or will file all federal and state tax returns which, to the knowledge of Stepstone's officers, are required to be filed by each Stepstone Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each Stepstone Fund. All tax liabilities of each Stepstone Fund have been adequately provided for on its books, and no tax deficiency or liability of any Stepstone Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 1(l), Stepstone on behalf of each Stepstone Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each Stepstone Fund to be transferred to the corresponding HighMark Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, HighMark will, on behalf of each HighMark Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Stepstone or a Stepstone Fund and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

     (k) Except as to Investments otherwise disclosed as unregistered securities pursuant to Section 1(h) hereof, no registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Stepstone or HighMark.

     (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Stepstone or any Stepstone Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

     (m) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by HighMark on Form N-14 relating to the Shares issuable hereunder, and the proxy statement of Stepstone included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Stepstone and the Stepstone Funds, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
(ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus") ,as amended or supplemented by any amendments or supplements filed with the Commission by HighMark, insofar as it relates to Stepstone and the Stepstone Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements of fact relating to Stepstone and any Stepstone Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or omissions to state in any thereof a material fact relating to Stepstone or any Stepstone Fund, as such Registration Statement, Prospectus and Proxy Statement shall be furnished to Stepstone in definitive form as soon as practicable following effectiveness of the Registration Statement and before any public distribution of the Prospectus or Proxy Statement.

     (n) All of the issued and outstanding shares of beneficial interest of each Stepstone Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

     (o) At the Exchange Date, each of the Stepstone Funds will have sold such of its assets, if any, if informed by HighMark in writing that such sale is necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, each of the HighMark Funds will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the HighMark Prospectuses previously furnished to Stepstone.

     2. REPRESENTATIONS AND WARRANTIES OF HIGHMARK. Each of HighMark and each HighMark Fund jointly and severally represent and warrant to and agree with Stepstone and each Stepstone Fund that:

     (a) HighMark is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. HighMark and each HighMark Fund is not required to qualify as a foreign association in any jurisdiction. HighMark and each HighMark Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

     (b) HighMark is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each HighMark Fund that has had active operations prior to the Exchange Date, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each HighMark Fund that has had actual operations prior to the Exchange Date has been a regulated investment company under such sections of the Code at all times since its inception. HighMark Value Momentum, HighMark Blue Chip Growth, HighMark Emerging Growth, HighMark International Equity, HighMark Intermediate-Term Bond, HighMark Convertible Securities, HighMark Government Securities, and HighMark California Intermediate Tax-Free Bond, which have not had active operations prior to the Exchange Date, intend to qualify as regulated investment companies under Part I of Subchapter M of the Code.

     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each HighMark Fund for the year ended July 31, 1996, such statements and schedules having been audited by Deloitte & Touche LLP, independent accountants to HighMark, have been furnished to Stepstone. The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each HighMark Fund for the six-month period ended January 31, 1997, which are unaudited, have also been furnished to Stepstone. Such statements of assets and liabilities and schedules fairly present the financial position of the HighMark Funds as of their respective dates, and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in financial position for the periods covered thereby in conformity with generally accepted accounting principles.

     (d) The prospectuses of each HighMark Fund dated March 28, 1997, (collectively, the "HighMark Prospectuses"), and the Statement of Additional Information for the HighMark Funds, dated March 28, 1997 and on file with the Securities and Exchange Commission, which have been previously furnished to Stepstone, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of HighMark or any HighMark Fund, threatened against HighMark or any HighMark Fund which assert liability on the part of HighMark or any HighMark Fund.

     (f) There are no material contracts outstanding to which HighMark or any HighMark Fund is a party, other than as disclosed in the HighMark Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement.

     (g) Neither HighMark nor any HighMark Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of January 31, 1997 referred to above and those incurred in the ordinary course of the business of HighMark as an investment company or any HighMark Fund since such date. Prior to the Exchange Date, HighMark will advise Stepstone of all known material liabilities, contingent or otherwise, incurred by it and each HighMark Fund subsequent to January 31, 1997, whether or not incurred in the ordinary course of business.


     (h) Each HighMark Fund has filed or will file all federal and state tax returns which, to the knowledge of HighMark's officers, are required to be filed by each HighMark Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each HighMark Fund. All tax liabilities of each HighMark Fund have been adequately provided for on its books, and no tax deficiency or liability of any HighMark Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by HighMark or any HighMark Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

     (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), HighMark on behalf of each HighMark Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each Stepstone Fund to be transferred to the corresponding HighMark Fund pursuant to this Agreement.

     (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to HighMark and the HighMark Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by HighMark or any HighMark Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Stepstone or any Stepstone Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

     (l) Shares to be issued to each Stepstone Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by HighMark and no shareholder of HighMark will have any preemptive right of subscription or purchase in respect thereof.

     (m) The issuance of Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     (n) Each of HighMark Diversified Money Market, HighMark 100% U.S. Treasury Money Market, HighMark California Tax-Free Money Market, HighMark Balanced, and HighMark Growth is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code. HighMark Value Momentum, HighMark Blue Chip Growth, HighMark Emerging Growth, HighMark International Equity, HighMark Intermediate-Term Bond, HighMark Convertible Securities, HighMark Government Securities, and HighMark California Intermediate Tax- Free Bond, upon filing of their first income tax returns at the completion of their first taxable year will elect to be regulated investment companies and until such time will take all steps necessary to ensure qualification as regulated investment companies under Sections 851 and 852 of the Code.

     (o) HighMark through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with Stepstone and each Stepstone Fund in completing each of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and (b) of this Agreement.

     3. REORGANIZATION. (a) Subject to the requisite approval of the shareholders of each Stepstone Fund and to the other terms and conditions contained herein (including each Stepstone Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Stepstone and each Stepstone Fund agree to sell, assign, convey, transfer and deliver to the corresponding HighMark Fund, and HighMark and each HighMark Fund agree to acquire from the corresponding Stepstone Fund, on the Exchange Date all of the Investments and all of the cash and other assets of each Stepstone Fund in exchange for that number of Shares of the corresponding HighMark Fund provided for in Section 4 and the assumption by the corresponding HighMark Fund of all of the liabilities of the Stepstone Fund. Pursuant to this Agreement, such Stepstone Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Shares received by it to its shareholders in exchange for their shares of beneficial interest of such Stepstone Fund.

     (b) Stepstone, on behalf of each Stepstone Fund, will pay or cause to be paid to the corresponding HighMark Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the HighMark Funds hereunder. Stepstone, on behalf of each Stepstone Fund, will transfer to the corresponding HighMark

Fund any rights, stock dividends or other securities received by Stepstone or any Stepstone Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each HighMark Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Stepstone Fund acquired by the corresponding HighMark Fund.

     4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, HighMark will deliver to Stepstone a number of Shares having an aggregate net asset value equal to the value of the assets of the corresponding Stepstone Fund acquired by each HighMark Fund, less the value of the liabilities of such Stepstone Fund assumed, determined as hereafter provided in this Section 4.

     (a) Subject to Section 4(d) hereof, the value of each Stepstone Fund's net assets will be computed as of the Valuation Time using the valuation procedures for the particular Stepstone Fund set forth in the Stepstone Prospectus. In no event shall the same security held by both Stepstone and HighMark be valued at different prices.

     (b) Subject to Section 4(d) hereof, the net asset value of a share of each HighMark Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the HighMark Prospectus for the particular HighMark Fund.

     (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on April 18, 1997 for the following Funds: Stepstone Money Market, Stepstone Treasury Money Market, Stepstone California Tax-Free Money Market, Stepstone Balanced and Stepstone Growth Equity, and 4:00 p.m. Eastern time on April 25, 1997 for the following Funds: Stepstone Value Momentum, Stepstone Blue Chip Growth, Stepstone Emerging Growth, Stepstone International Equity, Stepstone Intermediate-Term Bond, Stepstone Convertible Securities, Stepstone Government Securities, and Stepstone California Intermediate Tax-Free Bond, or such earlier or later days as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

     (d) No formula will be used to adjust the net asset value of any Stepstone Fund or HighMark Fund to take into account differences in realized and unrealized gains and losses.

     (e) Each HighMark Fund shall issue its Shares to the corresponding Stepstone Fund on one share deposit receipt registered in the name of the corresponding Stepstone Fund. Each Stepstone Fund shall distribute in liquidation the Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to HighMark's transfer agent which will as soon as practicable set up open accounts for each Stepstone Fund shareholder in accordance with written instructions furnished by Stepstone.

     (f) Each HighMark Fund shall assume all liabilities of the corresponding Stepstone Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the corresponding Stepstone Fund or otherwise, except that recourse for assumed liabilities relating to a particular Stepstone Fund will be limited to the corresponding HighMark Fund.

     5. EXPENSES, FEES, ETC. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by HighMark and Stepstone of the transactions contemplated by this Agreement will be borne by Union Bank of California, N.A., including the costs of proxy materials, proxy solicitation, and legal expenses; provided, however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any HighMark Fund or any Stepstone Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

     (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Stepstone being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Stepstone's obligations referred to in Section 8(a) or Section 10), Stepstone shall pay directly all reasonable fees and expenses incurred by HighMark in connection with such transactions, including, without limitation, legal, accounting and filing fees.

     (c) In the event the transactions contemplated by this Agreement are not consummated by reason of HighMark being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to HighMark's obligations referred to in Section 8(a) or Section 9), HighMark shall pay directly all reasonable fees and expenses incurred by Stepstone in connection with such transactions, including without limitation legal, accounting and filing fees.

     (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) HighMark or Stepstone being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Stepstone or HighMark's obligations referred to in Section 8(a),
Section 9 or Section 10 of this Agreement, then each of Stepstone and HighMark shall bear the expenses it has actually incurred in connection with such transactions.

     (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

     6. PERMITTED ASSETS. HighMark and Stepstone agree to review the assets of Stepstone to ensure that at any time prior to the Exchange Date the assets of any Stepstone Fund do not include any assets that the corresponding HighMark Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any Stepstone Fund, HighMark has informed Stepstone is unsuitable for the corresponding HighMark Fund to acquire.

     7. EXCHANGE DATE. Delivery of the assets of the Stepstone Funds to be transferred, assumption of the liabilities of the Stepstone Funds to be assumed, and the delivery of Shares to be issued shall be made at the offices of SEI Fund Resources, Oaks, PA 19456 at 9:00 a.m. on April 21, 1997 for the following
Funds: Stepstone Money Market, Stepstone Treasury Money Market, Stepstone California Tax-Free Money Market, Stepstone Balanced and Stepstone Growth Equity and 9:00 a.m. on April 28, 1997 for the following Funds: Stepstone Value Momentum, Stepstone Blue Chip Growth, Stepstone Emerging Growth, Stepstone International Equity, Stepstone Intermediate-Term Bond, Stepstone Convertible Securities, Stepstone Government Securities, and Stepstone California Intermediate Tax-Free Bond or at such other times and dates agreed to by Stepstone and HighMark, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Stepstone agrees to call a special meeting of the shareholders of each Stepstone Fund as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each Stepstone Fund to and the assumption of all of the liabilities of each Stepstone Fund by the corresponding HighMark Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of each Stepstone Fund, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of beneficial interest of each Stepstone Fund shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Stepstone's Declaration of Trust at such a meeting on or before the Valuation Time.

     (b) Stepstone and each Stepstone Fund agree that the liquidation and dissolution of each Stepstone Fund will be effected in the manner provided in Stepstone's Declaration of Trust in accordance with applicable law, that it will not make any distributions of any Shares to the shareholders of a Stepstone Fund without first paying or adequately providing for the payment of all of such Stepstone Fund's known debts, obligations and liabilities.

     (c) Each of HighMark and Stepstone will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

 9. CONDITIONS TO HIGHMARK'S OBLIGATIONS. The obligations of HighMark and each HighMark Fund hereunder shall be subject to the following conditions:

     (a) That this Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Stepstone Funds, shall have been approved by the shareholders of each Stepstone Fund in the manner required by law.

     (b) Stepstone shall have furnished to HighMark a statement of each Stepstone Fund's assets and liabilities, with values determined as provided in
Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Stepstone's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any Stepstone Fund since January 31, 1997, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the Stepstone Funds, dividends paid or losses from operations.

     (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Stepstone and each Stepstone Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Stepstone and each Stepstone Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Stepstone shall have furnished to HighMark a statement, dated the Exchange Date, signed by Stepstone's President (or any Vice President) and Treasurer certifying those facts as of such dates.

     (d) Stepstone shall have delivered to HighMark a letter from Arthur Andersen LLP dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of each Stepstone Fund for the year ended January 31, 1997 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of each Stepstone Fund for the periods covered thereby, or that each Stepstone Fund would not qualify as a regulated investment company for federal income tax purposes.

     (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (f) HighMark shall have received an opinion of Morgan, Lewis & Bockius LLP, in form reasonably satisfactory to HighMark and dated the Exchange Date, to the effect that (i) Stepstone is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Stepstone nor any Stepstone Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction, (ii) this Agreement has been duly authorized, executed, and delivered by Stepstone and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by HighMark, is a valid and binding obligation of Stepstone, (iii) Stepstone and each Stepstone Fund has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Stepstone and each Stepstone Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to HighMark,(iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Stepstone's Declaration of Trust, or Bylaws, as amended, or any provision of any agreement known to such counsel to which Stepstone or any Stepstone Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Stepstone's Declaration of Trust, or Bylaws, such counsel may rely upon a certificate of an officer of Stepstone whose responsibility it is to advise Stepstone with respect to such matters and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Stepstone or any Stepstone Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to HighMark's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. For purposes of analysis regarding the 1940 Act, Morgan, Lewis & Bockius LLP may assume, as fact solely for purposes of this plan that the Stepstone Funds and the HighMark Funds may be considered affiliated persons or affiliated persons of an affiliated person solely by reason of having a common investment adviser.

     (g) HighMark shall have received an opinion of Ropes & Gray, counsel to HighMark addressed to HighMark and each HighMark Fund, in form reasonably satisfactory to HighMark and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) no gain or loss will be recognized by any Stepstone Fund or its Shareholders upon the transfer of the assets to the corresponding HighMark Fund in exchange for Shares and the assumption by such HighMark Fund of the liabilities of the Stepstone Fund or upon the distribution of Shares by the Stepstone Fund to its shareholders in liquidation pursuant to this Agreement;
(ii) the basis of the Shares a Stepstone shareholder receives in connection with the transaction will be the same as the basis of his or her Stepstone Fund shares exchanged therefor; (iii) a Stepstone shareholder's holding period with respect to his or her Shares will be determined by including the period for which he or she held the Stepstone Fund shares exchanged therefor, provided that he or she held such Stepstone Fund shares as capital assets; (iv) no gain or loss will be recognized by any HighMark Fund upon the receipt of the assets of the corresponding Stepstone Fund in exchange for Shares and the assumption by the HighMark Fund of the liabilities of the corresponding Stepstone Fund; (v) the basis in the hands of the HighMark Fund of the assets of the corresponding Stepstone Fund transferred to the HighMark Fund will be the same as the basis of the assets in the hands of the corresponding Stepstone Fund immediately prior to the transfer; and (vi) each HighMark Fund's holding periods with respect to the assets of the corresponding Stepstone Fund will include the periods for which such assets were held by the corresponding Stepstone Fund.

     (h) Subject to the parties' compliance with Section 6 hereof, the assets of each Stepstone Fund to be acquired by the corresponding HighMark Fund will include no assets which the corresponding HighMark Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the HighMark Prospectuses in effect on the Exchange Date, may not properly acquire. HighMark shall not change the HighMark Declaration of Trust and the HighMark Prospectuses so as to restrict permitted investments for each HighMark Fund except as required by the Commission or any state regulatory authority.

     (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of HighMark contemplated by the Commission and or any state regulatory authority.

     (j) All proceedings taken by Stepstone in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to HighMark.

     (k) Prior to the Exchange Date, each Stepstone Fund (other than a Stepstone Fund that will combine with a HighMark Fund in a manner qualifying for treatment under Section 368(a)(1)(F) of the Code) shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the excess of (i) the Stepstone Fund's investment income excludable from gross income under Section 103(a) of the Code (if any) over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code, all of the Stepstone Fund's investment company taxable income (computed without regard to any deduction for dividends paid), and all of the Stepstone Fund's net realized capital gain (after reduction for any capital loss carryover) in each case for both the taxable year ended January 31, 1997 and the short taxable period beginning on February 1, 1997 and ending on the Exchange Date.

     (l) Stepstone shall have furnished to HighMark a certificate, signed by the President (or any Vice President) and the Treasurer of Stepstone, as to the tax cost to Stepstone of the securities delivered to HighMark pursuant to this Agreement, together with any such other evidence as to such tax cost as HighMark may reasonably request.

     (m) Stepstone Funds' custodian shall have delivered to HighMark a certificate identifying all of the assets of each Stepstone Fund held by such custodian as of the Valuation Time.

     (n) Stepstone Funds' transfer agent shall have provided to HighMark (i) the originals or true copies of all of the records of each Stepstone Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of each Stepstone Fund outstanding as of the Valuation Time and (iii) the name and address of each holder of record of any such shares of each Stepstone Fund and the number of shares held of record by each such shareholder.

     (o) All of the issued and outstanding shares of beneficial interest of each Stepstone Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Stepstone or any Stepstone Fund or its transfer agent by HighMark or its agents shall have revealed otherwise, either (i) Stepstone and each Stepstone Fund shall have taken all actions that in the reasonable opinion of HighMark are necessary to remedy any prior failure on the part of Stepstone to have offered for sale and sold such shares in conformity with such laws or (ii) Stepstone shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of HighMark in amounts sufficient and upon terms satisfactory, in the opinion of HighMark or its counsel, to indemnify HighMark against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Stepstone to have offered and sold such shares in conformity with such laws.

     (p) HighMark shall have received from Deloitte & Touche LLP a letter addressed to HighMark dated as of the Exchange Date reasonably satisfactory in form and substance to HighMark and Stepstone to the effect that, on the basis of limited procedures agreed upon by HighMark and Stepstone and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets of each Stepstone Fund to be exchanged for the Shares have been determined in accordance with the provisions of Stepstone's Declaration of Trust, pursuant to the procedures customarily utilized by each Stepstone Fund in valuing its assets and issuing its shares.

     (q) Stepstone shall have duly executed and delivered to HighMark bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as HighMark may deem necessary or desirable to transfer all of Stepstone's and each Stepstone Fund's entire right, title and interest in and to the Investments and all other assets of each Stepstone Fund.

     10. CONDITIONS TO STEPSTONE'S OBLIGATIONS. The obligations of Stepstone and each Stepstone Fund hereunder shall be subject to the following conditions:

     (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Stepstone Funds, shall have been approved by the shareholders of each Stepstone Fund in the manner required by law.

     (b) HighMark shall have furnished to Stepstone a statement of each HighMark Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on HighMark's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any HighMark Fund since January 31, 1997, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

     (c) HighMark shall have executed and delivered to Stepstone an Assumption of Liabilities dated as of the Exchange Date pursuant to which each HighMark Fund will assume all of the liabilities of the corresponding Stepstone Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

     (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of HighMark and each HighMark Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, HighMark and each HighMark Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and HighMark shall have furnished to Stepstone a statement, dated the Exchange Date, signed by HighMark's President (or any Vice President) and Treasurer certifying those facts as of such dates.

     (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (f) Stepstone shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Stepstone and dated the Exchange Date, to the effect that (i) HighMark is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither HighMark nor any HighMark Fund is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Shares to be delivered to Stepstone as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by HighMark and no shareholder of HighMark has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by HighMark and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Stepstone, is a valid and binding obligation of HighMark, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate HighMark's Declaration of Trust, as amended, or Code of Regulations, or any provision of any agreement known to such counsel to which HighMark or any HighMark Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in HighMark's Declaration of Trust, as amended, Code of Regulations or then-current prospectus or statement of additional information of each HighMark Fund, such counsel may rely upon a certificate of an officer of HighMark whose responsibility it is to advise HighMark with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by HighMark or any HighMark Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Stepstone's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

     (g) Stepstone shall have received an opinion of Ropes & Gray addressed to Stepstone and each Stepstone Fund in a form reasonably satisfactory to Stepstone and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in Section 9(g) of this Agreement.

     (h) All proceedings taken by HighMark in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Stepstone.

     (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Stepstone, contemplated by the Commission or any state regulatory authority.

     11. INDEMNIFICATION. (a) The Stepstone Funds will indemnify and hold harmless HighMark, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Stepstone or any Stepstone Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Stepstone or any Stepstone Fund required to be stated therein or necessary to make the statements relating to Stepstone or any Stepstone Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Stepstone. The Indemnified Parties will notify Stepstone in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). Stepstone shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Stepstone elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Stepstone Funds' obligation under this Section 11(a)
to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Stepstone Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

     (b) The HighMark Funds will indemnify and hold harmless Stepstone, its trustees and its officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to HighMark or any HighMark Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to HighMark or any HighMark Fund required to be stated therein or necessary to make the statements relating to HighMark or any HighMark Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of HighMark. The Indemnified Parties will notify HighMark in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(b). HighMark shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if HighMark elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The HighMark Funds' obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the HighMark Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

     12. NO BROKER, ETC. Each of HighMark and Stepstone represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

     13. TERMINATION. HighMark and Stepstone may, by mutual consent of their respective trustees, terminate this Agreement, and HighMark or Stepstone, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by June 30, 1997, this Agreement shall automatically terminate on that date unless a later date is agreed to by HighMark and Stepstone.

     Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more Stepstone Funds but not all of the Stepstone Funds, HighMark and Stepstone agree to consummate those transactions with respect to those Stepstone Funds that have approved this Agreement and those transactions.

     14. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

     15. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     16. AGREEMENT AND DECLARATION OF TRUST. The Stepstone Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The

Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the "Stepstone Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Stepstone personally, but bind only the assets of Stepstone, and all persons dealing with any of the series or funds of Stepstone, such as the Stepstone Funds, must look solely to the assets of Stepstone belonging to such series or funds for the enforcement of any claims against Stepstone.

         HighMark Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "HighMark Funds" entered into in the name or on behalf thereof by any of the Trustees, officer, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of HighMark personally, but bind only the assets of HighMark and all persons dealing with any of the series or funds of HighMark, such as the HighMark Funds, must look solely to the assets of HighMark belonging to such series or funds for the enforcement of any claims against HighMark.

         This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.


                                       STEPSTONE FUNDS


                                       By: /s/ Marc H. Cahn
                                           ---------------------------

                                       HIGHMARK FUNDS


                                       By: /s/ Kevin P. Robins
                                           ----------------------------

                                   APPENDIX B


                                   FEE TABLES

Below are fee tables showing the current fees for the Stepstone and HighMark Funds.


                HIGHMARK DIVERSIFIED MONEY MARKET FUND FEE TABLE


                                                                    Diversified
                                                                    Money Market
                                                                    Fund
                                                                    ------------------

                                                                    Retail Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                         0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                         0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                             0%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)
  Redemption Fees (as a percentage                                      0%
    of amount redeemed, if
    applicable)(b)
  Exchange Fee(a)                                                     $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)                          0.30%
    12b-1 Fees                                                           0.25%
    Other Expenses (after voluntary reduction)(c)                        0.20%
                                                                         -----
    Total Fund Operating                                                 0.75%
                                                                         =====
 Expenses(d)

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 Year        3 Years         5 Years        10 Years
                                                       ------        -------         -------        --------
Diversified Money Market Fund
  Retail Shares                                            $8            $24             $42             $93

         The purpose of the tables above is to assist an investor in the Diversified Money Market Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Diversified Money Market Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, OTHER EXPENSES would be 0.47% for the Retail Shares of the Diversified Money Market Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.02% for the Retail Shares of the Diversified Money Market  Fund.

                     STEPSTONE MONEY MARKET FUND FEE TABLE

ANNUAL OPERATING EXPENSES                                                                  INVESTMENT CLASS
(As a percentage of average net assets)

                                                                                                  Money
                                                                                                  Market
                                                                                                   Fund
---------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .30%
12b-1 Fees (After Fee Waivers) (1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
---------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . .       .75%
=========================================================================================================

(1) Absent voluntary fee waivers, 12b-1 Fees would be .40% of the Money Market Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(2) Absent fee waivers, "Total Operating Expenses" would be .90% for the Money Market Fund.

Example:

----------------------------------------------------------------------------------------------------------------------------------
                                                                            1 Yr.         3 Yrs.           5 Yrs.         10 Yrs.
----------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . .              $8             $24            $42               $93
==================================================================================================================================


THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class shares of the Funds which are subject to the same expenses, except there are no distribution expenses. Additional information may be found under "The Administrator" and "The Advisor."

                HIGHMARK DIVERSIFIED MONEY MARKET FUND FEE TABLE


                                                                  Diversified
                                                                  Money Market
                                                                  Fund
                                                                  ------------------

                                                                  Fiduciary Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                         0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                         0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                             0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                      0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                    $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)                      0.30%
    12b-1 Fees                                                       0.00%
    Other Expenses (after voluntary reduction)(d)                    0.20%
                                                                     -----
    Total Fund Operating                                             0.50%
                                                                     ====
 Expenses(e)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period

                                                       1 YEAR        3 YEARS         5 YEARS        10 YEARS
                                                       ------        -------         -------        --------
Diversified Money Market Fund
 Fiduciary Shares                                          $5            $16             $28             $63

         The purpose of the tables above is to assist an investor in the Diversified Money Market Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Diversified Money Market Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, OTHER EXPENSES would be 0.47% for the Fiduciary Shares of the Diversified Money Market Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         0.77% for the Fiduciary Shares of the Diversified Money Market  Fund.

                     STEPSTONE MONEY MARKET FUND FEE TABLE

ANNUAL OPERATING EXPENSES                                                                     INSTITUTIONAL CLASS
(As a percentage of average net assets)
                                                                                                    Money
                                                                                                   Market
                                                                                                    Fund
----------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .30%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers)  . . . . . . . . . . . . . . . . . . . . . . .       .50%
==========================================================================================================

Example:

----------------------------------------------------------------------------------------------------------------------------------
                                                                          1 Yr.          3 Yrs.           5 Yrs.         10 Yrs.
----------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .           $5             $16             $28              $63
==================================================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds which are subject to the same expenses, except that Investment Class shares are subject to certain distribution expenses. Additional information may be found under "The Administrator" and "The Advisor."

            HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND FEE TABLE


                                                                                 100% U.S. Treasury
                                                                                 Money
                                                                                 Market Fund
                                                                                 -----------------------

                                                                                 Retail Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                                           0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                                           0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                               0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                                        0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                                      $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)(c)                                     0.24%
    12b-1 Fees                                                                         0.25%
    Other Expenses (after voluntary reduction)(d)                                      0.21%
                                                                                       -----
    Total Fund Operating                                                               0.70%
                                                                                       =====
 Expenses(e)

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 Year        3 Years         5 Years        10 Years
                                                       ------        -------         -------        --------
100% U.S. Treasury Money Market Fund
  Retail Shares                                            $7            $22             $39             $87

         The purpose of the tables above is to assist an investor in the 100% U.S. Treasury Money Market Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the 100% U.S. Treasury Money Market Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.30% for the Retail Shares of the 100% U.S. Treasury Money Market Fund.

(d) Absent voluntary fee waivers, OTHER EXPENSES would be 0.48% for the Retail Shares of the 100% U.S. Treasury Money Market Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.03% for the Retail Shares of the 100% U.S.  Treasury Money Market
         Fund.

                 STEPSTONE TREASURY MONEY MARKET FUND FEE TABLE

ANNUAL OPERATING EXPENSES                                                                     INVESTMENT CLASS
(As a percentage of average net assets)

                                                                                                  Treasury
                                                                                                Money Market
                                                                                                    Fund
-------------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%(1)
12b-1 Fees (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
-------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (3)  . . . . . . . . . . . . . . . . . . . . .       .70%
=============================================================================================================

(1) The Advisor has voluntarily agreed to waive fees to the extent necessary in order to limit Total Operating Expenses of the Treasury Money Market Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent this fee waiver, the Advisory Fees would be .30% for the Treasury Money Market Fund.
(2) Absent voluntary fee waivers, 12b-1 Fees would be .40% of the Treasury Money Market Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(3) Absent fee waivers, "Total Operating Expenses" would be .90% for the Treasury Money Market Fund.

Example:

----------------------------------------------------------------------------------------------------------------------------------
                                                                         1 Yr.           3 Yrs.          5 Yrs.         10 Yrs.
----------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Treasury Money Market Fund  . . . . . . . . . . . . . . . . .              $7             $22             $39             $87
==================================================================================================================================


THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class shares of the Funds which are subject to the same expenses, except there are no distribution expenses. Additional information may be found under "The Administrator" and "The Advisor."

            HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND FEE TABLE


                                                                    100% U.S. Treasury
                                                                    Money Market
                                                                    Fund
                                                                    --------------------------

                                                                    Fiduciary Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                               0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                               0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                   0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                            0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                          $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)(c)                         0.24%
    12b-1 Fees                                                             0.00%
    Other Expenses (after voluntary reduction)(d)                          0.21%
                                                                           -----
    Total Fund Operating                                                   0.45%
                                                                           ====
 Expenses(e)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period

                                                       1 YEAR        3 YEARS         5 YEARS        10 YEARS
                                                       ------        -------         -------        --------
100% U.S. Treasury Money Market Fund
 Fiduciary Shares                                          $5            $14             $25             $57

         The purpose of the tables above is to assist an investor in the 100% U.S. Treasury Money Market Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the 100% U.S. Treasury Money Market Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.30% for the Fiduciary Shares of the 100% U.S. Treasury Money Market Fund.

(d) Absent voluntary fee waivers, OTHER EXPENSES would be 0.48% for the Fiduciary Shares of the 100% U.S. Treasury Money Market Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         0.78% for the Fiduciary Shares of the 100% U.S. Treasury Money Market Fund.

                 STEPSTONE TREASURY MONEY MARKET FUND FEE TABLE

ANNUAL OPERATING EXPENSES                                                                    INSTITUTIONAL CLASS
(As a percentage of average net assets)

                                                                                                  Treasury
                                                                                                Money Market
                                                                                                    Fund
-------------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%(1)
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
-------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers)  . . . . . . . . . . . . . . . . . . . . . . .       .45%(1)
=============================================================================================================


(1) The Advisor has voluntarily agreed to waive fees to the extent necessary in order to limit "Total Operating Expenses" to not more than .45% for the Treasury Money Market Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent fee waivers, the "Advisory Fees" and "Total Operating Expenses" would be .30% for the Treasury Money Market Fund.

Example:

-------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
-------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Treasury Money Market Fund  . . . . . . . . . . . . . . .          $5          $14          $25          $57
=============================================================================================================


THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds which are subject to the same expenses, except that Investment Class shares are subject to certain distribution expenses. Additional information may be found under "The Administrator" and "The Advisor."

            HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND FEE TABLE



                                                            California Tax-Free
                                                            Money Market Fund
                                                            -----------------

                                                            Retail Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                   0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                   0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                       0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                $0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)(c)             0.09%
    12b-1 Fees                                                 0.25%
    Other Expenses (after voluntary reduction)(d)              0.21%
                                                               -----
    Total Fund Operating                                       0.55%
                                                               =====
 Expenses(e)

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 Year        3 Years         5 Years        10 Years
                                                       ------        -------         -------        --------
California Tax-Free Money Market Fund
  Retail Shares                                            $6            $18             $31             $69

         The purpose of the tables above is to assist an investor in the California Tax-Free Money Market Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the California Tax-Free Money Market Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.30% for the Retail Shares of the California Tax-Free Money Market Fund.

(d) Absent voluntary fee waivers, OTHER EXPENSES would be 0.48% for the Retail Shares of the California Tax-Free Money Market Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.03% for the Retail Shares of the California Tax-Free Money Market
         Fund.

           STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND FEE TABLE

ANNUAL OPERATING EXPENSES                                                                     INVESTMENT CLASS
(As a percentage of average net assets)
                                                                                                 California
                                                                                                  Tax-Free
                                                                                                Money Market
                                                                                                    Fund
-----------------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .10%(1)
12b-1 Fees (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .33%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
-----------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (3)  . . . . . . . . . . . . . . . . . . . . .       .63%
=================================================================================================================


(1) The Advisor has voluntarily agreed to waive fees to the extent necessary in order to limit Total Operating Expenses of the California Tax-Free Money Market Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent this fee waiver, the Advisory Fees would be .30% for the California Tax-Free Money Market Fund.
(2) Absent voluntary fee waivers, 12b-1 Fees would be .40% of the California Tax-Free Money Market Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(3) Absent fee waivers, "Total Operating Expenses" would be .90% for the California Tax-Free Money Market Fund. "Total Operating Expenses" of the California Tax-Free Money market Fund have been restated to reflect current fees and fee waivers.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
California Tax-Free Money Market Fund . . . . . . . . . .          $6          $20          $35          $79
==============================================================================================================



THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class shares of the Funds which are subject to the same expenses, except there are no distribution expenses. Additional information may be found under "The Administrator" and "The Advisor."

            HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND FEE TABLE



                                                                    California Tax-Free
                                                                    Money Market Fund
                                                                    -----------------

                                                                    Fiduciary Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                               0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                               0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                   0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                            0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                            $0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)(c)                         0.09%
    12b-1 Fees                                                             0.00%
    Other Expenses (after voluntary reduction)(d)                          0.21%
                                                                           -----
    Total Fund Operating                                                   0.30%
                                                                           ====
 Expenses(e)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period

                                                       1 YEAR        3 YEARS         5 YEARS        10 YEARS
                                                       ------        -------         -------        --------
California Tax-Free Money Market Fund
 Fiduciary Shares                                          $3            $10             $17             $38

         The purpose of the tables above is to assist an investor in the California Tax-Free Money Market Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the California Tax-Free Money Market Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.30% for the California Tax-Free Money Market Fund.

(d) Absent voluntary fee waivers, OTHER EXPENSES would be 0.48% for the Fiduciary Shares of the California Tax-Free Money Market Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         0.78% for the Fiduciary Shares of the California Tax-Free Money Market Fund.

           STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND FEE TABLE

ANNUAL OPERATING EXPENSES                                                                   INSTITUTIONAL CLASS
(As a percentage of average net assets)

                                                                                                 California
                                                                                                  Tax-Free
                                                                                                   Money
                                                                                                   Market
                                                                                                    Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .10%(1)
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers)  . . . . . . . . . . . . . . . . . . . . . . .       .30%(1)
==============================================================================================================

(1) The Advisor has voluntarily agreed to waive fees to the extent necessary in order to limit "Total Operating Expenses" to not more than .30% for the California Tax-Free Money Market Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent fee waivers, the "Advisory Fees" and "Total Operating Expenses" would be .50%, for the California Tax Free Money Market Fund. "Total Operating Expenses" of the California Tax-Free Money Market Fund have been restated to reflect current fees and fee waivers.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.     5 Yrs.       10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
California Tax-Free Money Market Fund . . . . . . . . . .          $3          $10          $17          $38
==============================================================================================================


THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds which are subject to the same expenses, except that Investment Class shares are subject to certain distribution expenses. Additional information may be found under "The Administrator" and "The Advisor."

                        HIGHMARK BALANCED FUND FEE TABLE


                                                                               Balanced Fund
                                                                               Retail Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                                     4.50%
    Purchases (as a percentage of offering price)
  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                            0%
    percentage of original purchase
    price or redemption proceeds, as applicable)(b)
  Redemption Fees (as a percentage                                                     0%
    of amount redeemed, if applicable)(c)
  Exchange Fee(a)                                                                   $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                                 0.60%
    12b-1 Fees                                                                      0.25%
    Other Expenses (after voluntary reduction)(d)                                   0.30%
    Total Fund Operating                                                            1.15%
                                                                                    ====
 Expenses(e)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR        3 YEARS         5 YEARS        10 YEARS
                                                       ------        -------         -------        --------
Balanced Fund
  Retail Shares                                           $56            $80            $105            $178


         The purpose of the table above is to assist an investor in the Balanced Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Balanced Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Retail Shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

(c) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(d) Absent voluntary fee waivers, OTHER EXPENSES would be .48% for the Retail Shares of the Balanced Fund.

(e) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be 1.33% for the Retail Shares of the Balanced Fund.

                       STEPSTONE BALANCED FUND FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES                                                                       INVESTMENT CLASS
(As a percentage of offering price)

-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4.50%
Maximum Contingent Deferred Sales Charge* . . . . . . . . . . . . . . . . . . . . . . . . . . .                    None
Wire Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $15

* A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Investment Class shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

ANNUAL OPERATING EXPENSES
(As a percentage of offering price)

--------------------------------------------------------------------------------------------------------------
                                                                                                  Balanced
                                                                                                    Fund
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .60%
12b-1 Fees (After Fee Waivers) (1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .25%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .20%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . .     1.05%
==============================================================================================================

(1) Absent voluntary fee waivers, 12b-1 Fees would be .40 for the Balanced Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(2) Absent fee waivers, "Total Operating Expenses" would be 1.20% for the Balanced Fund.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) imposition of the
  maximum sales charge; (2) 5% return and
  (3) redemption at the end of each time period.
Balanced Fund . . . . . . . . . . . . . . . . . . . .             $55          $77          $100        $167
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER

OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class shares of the Funds, which are subject to the same expenses except there are no sales charges or distribution costs. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase and Redemption of Shares."

Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers ("NASD").

                        HIGHMARK BALANCED FUND FEE TABLE


                                                                          Balanced Fund
                                                                         Fiduciary Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                                        0%
    Purchases (as a percentage of offering price)
  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                            0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                                     0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                                   $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                                 0.60%
    12b-1 Fees                                                                      0.00%
    Other Expenses (after voluntary reduction)(c)                                   0.30%
    Total Fund Operating                                                            0.90%
                                                                                    ====
 Expenses(d)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR        3 YEARS         5 YEARS        10 YEARS
                                                       ------        -------         -------        --------
Balanced Fund
  Fiduciary Shares                                         $9            $29             $50            $111


         The purpose of the table above is to assist an investor in the Balanced Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Balanced Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS--below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, OTHER EXPENSES would be 0.48% for the Fiduciary Shares of the Balanced Fund.

(d) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be 1.08% for the Fiduciary Shares of the Balanced Fund.

                       STEPSTONE BALANCED FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                                      INSTITUTIONAL CLASS
(As a percentage of offering price)


                                                                                                    Balanced
                                                                                                      Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .60%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .80%
==============================================================================================================

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.       10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Balanced Fund . . . . . . . . . . . . . . . . . . . . . .         $ 8          $26          $44         $ 99
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds, which are subject to the same expenses, except that Investment Class shares are subject to sales charges and distribution expenses. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

                         HIGHMARK GROWTH FUND FEE TABLE


                                                                      Growth
                                                                      Fund
                                                                      ----

                                                                      Retail
                                                                      Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                         4.50%
    Purchases (as a percentage of offering price)
  Maximum Sales Load Imposed on                                            0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                0%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)(b)
  Redemption Fees (as a percentage                                         0%
    of amount redeemed, if applicable)(c)
  Exchange Fee(a)                                                       $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                     0.60%
    12b-1 Fees                                                          0.25%
    Other Expenses (after voluntary                                     0.30%
      reduction)(d)
    Total Fund Operating                                                1.15 %
                                                                        ======
 Expenses(e)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                            1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                                            ------           -------          -------          --------
Growth Fund
  Retail Shares                                             $56              $80              $105             $178

         The purpose of the tables above is to assist an investor in the Growth Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Growth Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Retail Shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

(c) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(d) Absent voluntary fee waivers, OTHER EXPENSES would be: 0.48% for the Retail Shares of the Growth Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.33% for the Retail Shares of the Growth  Fund.

                     STEPSTONE GROWTH EQUITY FUND FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES                                                                         INVESTMENT CLASS
(As a percentage of offering price)

-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .                     4.50%
Maximum Contingent Deferred Sales Charge* . . . . . . . . . . . . . . . . . . . . . . . . . . .                      None
Wire Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $15

* A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Investment Class shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

ANNUAL OPERATING EXPENSES
(As a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
                                                                                                   Growth
                                                                                                   Equity
                                                                                                    Fund
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .60%
12b-1 Fees (After Fee Waivers) (1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .25%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .20%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . .     1.05%
==============================================================================================================

(1) Absent voluntary fee waivers, 12b-1 Fees would be .40 for the Growth Equity Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(2) Absent fee waivers, "Total Operating Expenses" would be 1.20% for the Growth Equity Fund.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) imposition of the
  maximum sales charge; (2) 5% return and
  (3) redemption at the end of each time period.
Growth Equity Fund  . . . . . . . . . . . . . . . . .             $55          $77          $100        $167
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class shares of the Funds, which are subject to the same expenses except there are no sales charges or distribution costs. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase and Redemption of Shares."

Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers ("NASD").

                         HIGHMARK GROWTH FUND FEE TABLE


                                                                    Growth Fund
                                                                    -----------

                                                                    Fiduciary
                                                                    Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                         0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                         0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                             0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                      0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                     $ 0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                   0.60%
    12b-1 Fees                                                           0%
    Other Expenses (after voluntary                                   0.30%
      reduction)(c)
    Total Fund Operating                                              0.90%
                                                                      =====
 Expenses(d)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
Growth Fund
  Fiduciary Shares                                         $9            $29             $50            $111

         The purpose of the tables above is to assist an investor in the Growth Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Growth Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS--below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See Redemption of Shares below.)

(c) Absent voluntary fee waivers, OTHER EXPENSES would be 0.48% for the Fiduciary Shares of the Growth Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.08% for the Fiduciary Shares of the Growth Fund.

                     STEPSTONE GROWTH EQUITY FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                                     INSTITUTIONAL CLASS
(As a percentage of offering price)

                                                                                                     Growth
                                                                                                     Equity
                                                                                                      Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .60%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .80%
==============================================================================================================

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.       10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Growth Equity Fund  . . . . . . . . . . . . . . . . . . .         $ 8          $26          $44         $ 99
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds, which are subject to the same expenses, except that Investment Class shares are subject to sales charges and distribution expenses. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

                     HIGHMARK VALUE MOMENTUM FUND FEE TABLE

                                                                   Value Momentum
                                                                        Fund
                                                                        ----

                                                                       Retail
                                                                       Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                           4.50%
    Purchases (as a percentage of offering price)
  Maximum Sales Load Imposed on                                              0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                  0%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)(b)
  Redemption Fees (as a percentage                                           0%
    of amount redeemed, if applicable)(c)
  Exchange Fee(a)                                                         $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                       0.60%
    12b-1 Fees                                                            0.25%
    Other Expenses (after voluntary                                       0.21%
      reduction)(d)
    Total Fund Operating                                                  1.06%
                                                                          =====
 Expenses(e)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                               1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                               ------           -------          -------          --------
Value Momentum Fund
  Retail Shares                                $55              $77              $101             $169


         The purpose of the tables above is to assist an investor in the Value Momentum Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Value Momentum Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Retail Shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

(c) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(d) OTHER EXPENSES for the Value Momentum Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be: 0.48% for the Retail Shares of the Value Momentum Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.33% for the Retail Shares of the Value Momentum Fund.

                    STEPSTONE VALUE MOMENTUM FUND FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES                                                                          INVESTMENT CLASS
(As a percentage of offering price)
--------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .                      4.50%
Maximum Contingent Deferred Sales Charge* . . . . . . . . . . . . . . . . . . . . . . . . . . .                       None
Wire Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $15

* A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Investment Class shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

ANNUAL OPERATING EXPENSES
(As a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
                                                                                                    Value
                                                                                                  Momentum
                                                                                                    Fund
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .60%
12b-1 Fees (After Fee Waivers) (1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .25%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .20%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses   (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . .     1.05%
==============================================================================================================

(1) Absent voluntary fee waivers, 12b-1 Fees would be .40 for the Value Momentum Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(2) Absent fee waivers, "Total Operating Expenses" would be 1.20% for the Value Momentum Fund.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) imposition of the
  maximum sales charge; (2) 5% return and
  (3) redemption at the end of each time period.
Value Momentum Fund . . . . . . . . . . . . . . . . .             $55          $77          $100        $167
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class shares of the Funds, which are subject to the same expenses except there are no sales charges or distribution costs. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase and Redemption of Shares."

Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers ("NASD").

                     HIGHMARK VALUE MOMENTUM FUND FEE TABLE

                                                               Value
                                                              Momentum
                                                                Fund
                                                                ----

                                                             Fiduciary
                                                               Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                 0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                 0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                     0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                              0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                            $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                          0.60%
    12b-1 Fees                                                  0%
    Other Expenses (after voluntary                          0.21%
      reduction)(c)
    Total Fund Operating                                     0.81%
                                                             =====
 Expenses(d)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
Value Momentum Fund
  Fiduciary Shares                                         $8            $26             $45            $100

         The purpose of the tables above is to assist an investor in the Value Momentum Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Value Momentum Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS--below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See Redemption of Shares below.)

(c) OTHER EXPENSES for the Value Momentum Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.48% for the Fiduciary Shares of the Value Momentum Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.08% for the Fiduciary Shares of the Value Momentum Fund.

                    STEPSTONE VALUE MOMENTUM FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                                       INSTITUTIONAL CLASS
(As a percentage of offering price)

                                                                                                      Value
                                                                                                    Momentum
                                                                                                      Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .60%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .20%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .80%
==============================================================================================================

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.       10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Value Momentum Fund . . . . . . . . . . . . . . . . . . .         $ 8          $26          $44         $ 99
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds, which are subject to the same expenses, except that Investment Class shares are subject to sales charges and distribution expenses. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

                    HIGHMARK BLUE CHIP GROWTH FUND FEE TABLE

                                                                    Blue Chip
                                                                    Growth
                                                                    Fund
                                                                    ------------

                                                                    Fiduciary
                                                                    Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                         0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                         0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                             0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                      0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                    $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                  0.60%
    12b-1 Fees                                                          0%
    Other Expenses (after voluntary reduction)(c)                    0.22%
    Total Fund Operating                                             0.82%
                                                                     =====
 Expenses(d)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
Blue Chip Growth Fund
  Fiduciary Shares                                         $8            $26             $46            $101

         The purpose of the tables above is to assist an investor in the Blue Chip Growth Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Blue Chip Growth Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS--below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See Redemption of Shares below.)

(c) OTHER EXPENSES for the Blue Chip Growth Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.49% for the Fiduciary Shares of the Blue Chip Growth Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.09% for the Fiduciary Shares of the Blue Chip Growth Fund.

                   STEPSTONE BLUE CHIP GROWTH FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                                      INSTITUTIONAL CLASS
(As a percentage of offering price)

                                                                                                    Blue Chip
                                                                                                     Growth
                                                                                                      Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .60%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .85%(1)
==============================================================================================================

(1) "Total Operating Expenses" of the Blue Chip Growth Fund have been restated to reflect current fees.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.       10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Blue Chip Growth Fund . . . . . . . . . . . . . . . . . .         $ 9          $27          $47         $105
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds, which are subject to the same expenses, except that Investment Class shares are subject to sales charges and distribution expenses. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

                    HIGHMARK EMERGING GROWTH FUND FEE TABLE

                                                                      Emerging
                                                                     Growth Fund
                                                                     -----------

                                                                       Retail
                                                                       Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                          4.50%
    Purchases (as a percentage of offering price)
  Maximum Sales Load Imposed on                                             0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                 0%
    percentage of original purchase
    price or redemption proceeds, as applicable)(b)
  Redemption Fees (as a percentage                                          0%
    of amount redeemed, if applicable)(c)
  Exchange Fee(a)                                                        $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                      0.80%
    12b-1 Fees                                                           0.25%
    Other Expenses (after voluntary reduction)(d)                        0.23%
    Total Fund Operating                                                 1.28%
                                                                         =====
 Expenses(e)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                            1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                                            ------           -------          -------          --------
Emerging Growth Fund
  Retail Shares                                             $57              $84              $112             $193

         The purpose of the tables above is to assist an investor in the Emerging Growth Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Emerging Growth Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Retail Shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

(c) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(d) OTHER EXPENSES for the Emerging Growth Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be: 0.50% for the Retail Shares of the Emerging Growth Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.55% for the Retail Shares of the Emerging Growth Fund.

                    STEPSTONE EMERGING GROWTH FUND FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES                                                                          INVESTMENT CLASS
(As a percentage of offering price)

--------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .                      4.50%
Maximum Contingent Deferred Sales Charge* . . . . . . . . . . . . . . . . . . . . . . . . . . .                       None
Wire Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $15

* A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Investment Class shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

ANNUAL OPERATING EXPENSES
(As a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
                                                                                                  Emerging
                                                                                                   Growth
                                                                                                    Fund
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .80%
12b-1 Fees (After Fee Waivers) (1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .00%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .25%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . .     1.05%
==============================================================================================================

(1) Absent voluntary fee waivers, 12b-1 Fees would be .40 for the Emerging Growth Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(2) Absent fee waivers, "Total Operating Expenses" would be 1.45% for the Emerging Growth Fund.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) imposition of the
  maximum sales charge; (2) 5% return and
  (3) redemption at the end of each time period.
Emerging Growth Fund  . . . . . . . . . . . . . . . .             $55          $77          $100        $167
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class shares of the Funds, which are subject to the same expenses except there are no sales charges or distribution costs. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase and Redemption of Shares."

Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers ("NASD").

                    HIGHMARK EMERGING GROWTH FUND FEE TABLE

                                                                    Emerging
                                                                    Growth
                                                                    Fund
                                                                    -----------

                                                                    Fiduciary
                                                                    Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                        0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                        0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                            0%
    percentage of original purchase
    price or redemption proceeds, as applicable)
  Redemption Fees (as a percentage                                     0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                    $ 0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                 0.80%
    12b-1 Fees                                                         0%
    Other Expenses (after voluntary                                 0.23%
      reduction)(c)
    Total Fund Operating                                            1.03%
                                                                    =====
 Expenses(d)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
Emerging Growth Fund
  Fiduciary Shares                                        $11            $33             $57            $126


         The purpose of the tables above is to assist an investor in the Emerging Growth Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Emerging Growth Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS--below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See Redemption of Shares below.)

(c) OTHER EXPENSES for the Emerging Growth Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.50% for the Fiduciary Shares of the Emerging Growth Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.29% for the Fiduciary Shares of the Emerging Growth Fund.

                    STEPSTONE EMERGING GROWTH FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                                      INSTITUTIONAL CLASS
(As a percentage of offering price)

                                                                                                    Emerging
                                                                                                     Growth
                                                                                                      Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .80%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.05%
==============================================================================================================

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.       10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Emerging Growth Fund  . . . . . . . . . . . . . . . . . .         $11          $33          $58         $128
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds, which are subject to the same expenses, except that Investment Class shares are subject to sales charges and distribution expenses. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

                  HIGHMARK INTERNATIONAL EQUITY FUND FEE TABLE



                                                                             International Equity Fund
                                                                                 Fiduciary Shares
SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                                        0%
    Purchases (as a percentage of offering price)
  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                                            0%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)
  Redemption Fees (as a percentage                                                     0%
    of amount redeemed, if applicable)(b)
  Exchange Fee(a)                                                                   $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                                 0.95%
    12b-1 Fees                                                                      0.00%
    Other Expenses (after voluntary reduction)(c)                                   0.31%
    Total Fund Operating                                                            1.26%
                                                                                    ====
 Expenses(d)

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
International Equity Fund
  Fiduciary Shares                                        $13            $40             $69            $152


         The purpose of the table above is to assist an investor in the International Equity Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the International Equity Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS--below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES below.)

(c) OTHER EXPENSES are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.58% for the Fiduciary Shares of the International Equity Fund.

(d) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be 1.53% for the Fiduciary Shares of the International Equity Fund.

                 STEPSTONE INTERNATIONAL EQUITY FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                               INSTITUTIONAL CLASS
(As a percentage of offering price)

                                                                                           International
                                                                                               Equity
                                                                                                Fund
----------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers) (1) . . . . . . . . . . . . . . . . . . . . . . . . .        .85%
Other Expenses (2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .41%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (3)  . . . . . . . . . . . . . . . . . . .       1.26%
==========================================================================================================

(1) The Advisor has agreed to waive a portion of its fee. Fee waivers are voluntary and may be terminated at anytime in the Advisor's sole discretion. Absent this voluntary fee waiver, the Advisor's fee would be .95%.
(2)   "Other Expenses" reflects estimates for the current fiscal year.
(3) "Total Operating Expenses" have been restated to reflect current fees and fee waivers. Absent fee waivers, "Total Operating Expenses" would have been 1.36% for the Fund.

Example:

-------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.     5 Yrs.     10 Yrs.
-------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment, assuming (1) 5% return and
  (2) redemption at the end of each time period.
Investment Equity Fund  . . . . . . . . . . . . . . .             $13          $40          $69        $152
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Fund which are subject to the same expenses, except that Investment Class shares are subject to sales charges and distribution expenses. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

                 HIGHMARK INTERMEDIATE-TERM BOND FUND FEE TABLE

                                                                    Intermediate-Term
                                                                    Bond Fund
                                                                    -------------------

                                                                        Retail
                                                                        Shares
SHAREHOLDER TRANSACTION EXPENSES(a)

  Maximum Sales Load Imposed on
    Purchases (as a percentage of offering price)                           3.00%
  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)                                            0%
  Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds, as applicable)(b)                            0%
  Redemption Fees (as a percentage
    of amount redeemed, if applicable)(c)                                      0%
  Exchange Fee(a)                                                           $  0
ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                         0.50%
    12b-1 Fees (after voluntary reduction)(d)                               0.00%
    Other Expenses (after voluntary reduction)(e)                           0.25%
    Total Fund Operating Expenses (after voluntary
         reduction)(f)                                                      0.75%
                                                                            ====


EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
Intermediate-Term Bond Fund
  Retail Shares                                           $37            $53             $70            $120

         The purpose of the tables above is to assist an investor in the Intermediate-Term Bond Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Intermediate-Term Bond Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Retail Shares of the Intermediate-Term Bond Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

(c) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(d) As indicated under SERVICE ARRANGEMENTS--The Distribution Plan below, the Distributor may voluntarily reduce the 12b-1 fee. Absent voluntary fee waivers, 12b-1 fees would be 0.25% for the Intermediate-Term Bond Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.

(e) OTHER EXPENSES for the Intermediate-Term Bond Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.49% for the Retail Shares of the Intermediate-Term Bond Fund.

(f)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.24% for the Retail Shares of the Intermediate-Term Bond Fund.

                STEPSTONE INTERMEDIATE-TERM BOND FUND FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES                                                                             INVESTMENT CLASS
(As a percentage of offering price)

-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .                         3.00%
Maximum Contingent Deferred Sales Charge* . . . . . . . . . . . . . . . . . . . . . . . . . . .                          None
Wire Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $15

* A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Investment Class shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------
                                                                                               Intermediate-
                                                                                                 Term Bond
                                                                                                    Fund
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .50%
12b-1 Fees (After Fee Waivers) (1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .00%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .18%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . .     .68%
==============================================================================================================

(1) Absent voluntary fee waivers, 12b-1 Fees would be .40 for the Intermediate-Term Bond Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(2) Absent fee waivers, "Total Operating Expenses" would be 1.08% for the Intermediate-Term Bond Fund.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) imposition of the
  maximum sales charge; (2) 5% return and
  (3) redemption at the end of each time period.
Intermediate-Term Bond Fund . . . . . . . . . . . . .             $37          $51          $67         $112
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class Shares of the Funds which are subject to the same expenses, except there are no sales charges or distribution costs. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase and Redemption of Shares."

Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers ("NASD").

                 HIGHMARK INTERMEDIATE-TERM BOND FUND FEE TABLE

                                                                    Intermediate-Term
                                                                    Bond Fund
                                                                    -------------------

                                                                    Fiduciary
                                                                    Shares
SHAREHOLDER TRANSACTION EXPENSES(a)

  Maximum Sales Load Imposed on
    Purchases (as a percentage of offering price)                         0.00%

  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)                                          0%

  Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds, as applicable)                             0%

  Redemption Fees (as a percentage
    of amount redeemed, if applicable)(b)                                    0%

  Exchange Fee(a)                                                         $  0

ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                       0.50%

    12b-1 Fees                                                            0.00%

    Other Expenses (after voluntary reduction)(c)                         0.25%
                                                                          ----

    Total Fund Operating Expenses (after voluntary reduction)(d)          0.75%
                                                                          ====


EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
Intermediate-Term Bond Fund
  Fiduciary Shares                                         $8            $24             $42             $93

         The purpose of the tables above is to assist an investor in the Intermediate-Term Bond Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Intermediate-Term Bond Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(c) OTHER EXPENSES for the Intermediate-Term Bond Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.49% for the Fiduciary Shares of the Intermediate-Term Bond Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         0.99% for the Fiduciary Shares of the Intermediate-Term Bond Fund.

                STEPSTONE INTERMEDIATE-TERM BOND FUND FEE TABLE

ANNUAL OPERATING EXPENSES                                                                  INSTITUTIONAL CLASS
(As a percentage of offering price)
                                                                                              Intermediate
                                                                                                  Term
                                                                                               Bond Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .50%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .18%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .68%
==============================================================================================================

EXAMPLE:

--------------------------------------------------------------------------------------------------------------
                                                                     1 YR.    3 YRS.     5 YRS.      10 YRS.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Intermediate-Term Bond Fund . . . . . . . . . . . . . . .              $7      $22          $38         $ 85
==============================================================================================================


THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds, which are subject to the same expenses, except there are distribution and sales charges.

Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

                 HIGHMARK CONVERTIBLE SECURITIES FUND FEE TABLE


                                                                         Convertible Securities Fund
                                                                         ---------------------------

                                                                                   Fiduciary
                                                                                   Shares
SHAREHOLDER TRANSACTION EXPENSES(a)

  Maximum Sales Load Imposed on
    Purchases (as a percentage of offering price)                                     0.00%

  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)                                                      0%

  Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds, as applicable)                                         0%

  Redemption Fees (as a percentage
    of amount redeemed, if applicable)(b)                                                0%

  Exchange Fee(a)                                                                     $  0

ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)(c)                                    0.59%

    12b-1 Fees                                                                        0.00%

    Other Expenses (after voluntary reduction)(d)                                     0.26%
                                                                                      ----

    Total Fund Operating Expenses (after voluntary reduction)(e)                      0.85%
                                                                                      ====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
Convertible Securities Fund
  Fiduciary Shares                                         $9            $27             $47            $105

         The purpose of the tables above is to assist an investor in the Convertible Securities Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Convertible Securities Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS below)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(c) Absent voluntary fee waivers, MANAGEMENT FEES would be .60% for the Fiduciary Shares of the Convertible Securities Fund.

(d) OTHER EXPENSES for the Convertible Securities Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be .53% for the Fiduciary Shares of the Convertible Securities Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.13% for the Fiduciary Shares of the Convertible Securities Fund.

                STEPSTONE CONVERTIBLE SECURITIES FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                                     INSTITUTIONAL CLASS
(As a percentage of offering price)
                                                                                                 Convertible
                                                                                                 Securities
                                                                                                    Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .60%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .85%
==============================================================================================================

EXAMPLE:

--------------------------------------------------------------------------------------------------------------
                                                                  1 YR.       3 YRS.     5 YRS.      10 YRS.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Convertible Securities Fund . . . . . . . . . . . . . . .          $9          $27          $47         $105
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds, which are subject to the same expenses, except there are distribution and sales charges.

Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

                 STEPSTONE GOVERNMENT SECURITIES FUND FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES                                                                             INVESTMENT CLASS
(As a percentage of offering price)

-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .                         3.00%
Maximum Contingent Deferred Sales Charge* . . . . . . . . . . . . . . . . . . . . . . . . . . .                          None
Wire Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $15

* A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Investment Class shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------
                                                                                                 Government
                                                                                                 Securities
                                                                                                    Fund
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .50%
12b-1 Fees (After Fee Waivers) (1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .00%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     .25%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . .     .75%
==============================================================================================================

(1) Absent voluntary fee waivers, 12b-1 Fees would be .40 for the Government Securities Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(2) Absent fee waivers, "Total Operating Expenses" would be 1.15% for the Government Securities Fund.

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) imposition of the
  maximum sales charge; (2) 5% return and
  (3) redemption at the end of each time period.
Government Securities Fund  . . . . . . . . . . . . .             $37          $53          $70         $120
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Funds. The Trust also offers Institutional Class Shares of the Funds which are subject to the same expenses, except there are no sales charges or distribution costs. Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase and Redemption of Shares."

Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers ("NASD").

                 HIGHMARK GOVERNMENT SECURITIES FUND FEE TABLE

                                                                    Government
                                                                    Securities Fund
                                                                    ----------------

                                                                    Fiduciary
                                                                    Shares
SHAREHOLDER TRANSACTION EXPENSES(a)

  Maximum Sales Load Imposed on
    Purchases (as a percentage of offering price)                         0.00%

  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)                                          0%

  Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds, as applicable)                             0%

  Redemption Fees (as a percentage
    of amount redeemed, if applicable)(b)                                    0%

  Exchange Fee(a)                                                          $ 0

ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees                                                       0.50%

    12b-1 Fees                                                            0.00%

    Other Expenses (after voluntary reduction)(c)                         0.25%
                                                                          ----

    Total Fund Operating Expenses (after voluntary reduction)(d)          0.75%
                                                                          ====


EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
Government Securities Fund
  Fiduciary Shares                                         $8            $24             $42             $93

         The purpose of the tables above is to assist an investor in the Government Securities Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Government Securities Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(c) OTHER EXPENSES for the Government Securities Fund are based on the Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.52% for the Fiduciary Shares of the Government Securities Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.02% for the Fiduciary Shares of the Government Securities Fund.

                 STEPSTONE GOVERNMENT SECURITIES FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                                       INSTITUTIONAL CLASS
(As a percentage of offering price)
                                                                                                 Government
                                                                                                 Securities
                                                                                                    Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .50%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .25%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .75%
==============================================================================================================

EXAMPLE:

--------------------------------------------------------------------------------------------------------------
                                                                  1 YR.       3 YRS.     5 YRS.      10 YRS.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
Government Securities Fund  . . . . . . . . . . . . . . .          $8          $24          $42         $ 93
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Funds, which are subject to the same expenses, except there are distribution and sales charges.

Additional information may be found under "The Administrator," "The Advisor" and "The SubAdvisor."

         HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND FEE TABLE

                                                                           California Intermediate
                                                                             Tax-Free Bond Fund
                                                                             ------------------

                                                                                   Retail
                                                                                   Shares
SHAREHOLDER TRANSACTION EXPENSES(a)

  Maximum Sales Load Imposed on
    Purchases (as a percentage of offering price)                                  3.00%

  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)                                                   0%

  Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds, as applicable)(b)                                   0%

  Redemption Fees (as a percentage
    of amount redeemed, if applicable)(c)                                             0%

  Exchange Fee(a)                                                                  $  0

ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)(d)                                 0.00%

    12b-1 Fees (after voluntary reductions)(e)                                     0.00%

    Other Expenses (after voluntary reduction)(f)                                  0.22%
                                                                                   ----

    Total Fund Operating Expenses (after voluntary reduction)(g)                   0.22%
                                                                                   ====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
California Intermediate
  Tax-Free Bond Fund
  Retail Shares                                           $32            $37             $42             $57


         The purpose of the tables above is to assist an investor in the California Intermediate Tax-Free Bond Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE

ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         Long-term shareholders of Retail Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the California Intermediate Tax-Free Bond Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below)

(b) A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Retail Shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

(c) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below)

(d) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.50% for the Retail Shares of the California Intermediate Tax-Free Bond Fund.

(e) As indicated under SERVICE ARRANGEMENTS -- the Distribution Plan below, the Distributor may voluntarily reduce the 12b-1 fee. Absent voluntary fee waivers, 12b-1 fees would 0.25% for the Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.

(f) OTHER EXPENSES for the California Intermediate Tax-Free Bond Fund are based on that Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.74% for the Retail Shares of the California Intermediate Tax-Free Bond Fund.

(g)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.49% for the Retail Shares of the California Intermediate Tax-Free Bond Fund.

         STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES                                                                            INVESTMENT CLASS
(As a percentage of offering price)

                                                                                                     California Intermediate
                                                                                                          Tax-Free Bond Fund
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .                        3.00%
Maximum Contingent Deferred Sales Charge* . . . . . . . . . . . . . . . . . . . . . . . . . . .                         None
Wire Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $15

* A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Investment Class shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased.

ANNUAL OPERATING EXPENSES
(As a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
Advisory Fee (After Fee Waivers) (1)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .01%
12b-1 Fees (After Fee Waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .00%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       .21%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (1) (2) (3)  . . . . . . . . . . . . . . . . . . . .       .22%
==============================================================================================================

(1) The Advisor has agreed to waive its fee to the extent necessary to limit Total Operating Expenses to 0.22%. Absent such waiver, the advisory fee would have been .50%. The Advisor may terminate its waiver at any time in its sole discretion.
(2) Absent voluntary fee waivers, 12b-1 Fees would be .40% for the Fund. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.
(3) "Total Operating Expenses" have been restated to reflect current expenses and fee waivers. Absent fee waivers, "Total Operating Expenses" would have been 1.11%

Example:

--------------------------------------------------------------------------------------------------------------
                                                                  1 Yr.       3 Yrs.      5 Yrs.     10 Yrs.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) imposition of the
  maximum sales charge; (2) 5% return and
  (3) redemption at the end of each time period . . . . . .       $32          $37          $42          $57
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Investment Class shares of the Fund. The Trust also offers Institutional Class shares of the Fund, which are subject to the same expenses except there are no sales charges or distribution costs. Additional information may be found under "The Administrator" and "The Advisor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Purchase and Redemption of Shares."

Long-term investors may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers ("NASD").

        HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND FEE TABLE

                                                                           California Intermediate
                                                                             Tax-Free Bond Fund
                                                                             ------------------

                                                                                   Fiduciary
                                                                                   Shares
SHAREHOLDER TRANSACTION EXPENSES(a)

  Maximum Sales Load Imposed on
    Purchases (as a percentage of offering price)                                     0.00%

  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
      percentage of offering price)                                                      0%

  Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds, as applicable)                                         0%

  Redemption Fees (as a percentage
    of amount redeemed, if applicable)(b)                                                0%

  Exchange Fee(a)                                                                     $  0

ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction) (c)                                   0.00%

    12b-1 Fees                                                                        0.00%

    Other Expenses (after voluntary reduction)(d)                                     0.22%
                                                                                      ----

    Total Fund Operating Expenses (after voluntary reduction)(e)                      0.22%
                                                                                      ====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                       1 YEAR         3 YEARS         5 YEARS      10 YEARS
                                                       ------         -------         -------      --------
California Intermediate
  Tax-Free Bond Fund
  Fiduciary Shares                                         $2              $7            $12             $28

         The purpose of the tables above is to assist an investor in the California Intermediate Tax-Free Bond Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A

REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the California Intermediate Tax-Free Bond Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS below)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(c) Absent voluntary fee waivers, MANAGEMENT FEES would be 0.50% for the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund.

(d) OTHER EXPENSES for the California Intermediate Tax-Free Bond Fund are based on that Fund's estimated expenses for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.74% for the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund.

(e)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.24% for the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund.

         STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND FEE TABLE


ANNUAL OPERATING EXPENSES                                                          INSTITUTIONAL CLASS
(As a percentage of average net assets)

                                                                                    California Intermediate
                                                                                      Tax-Free Bond Fund
--------------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers)(1)  . . . . . . . . . . . . . . . . . . .                   .01%
Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   .21%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers) (1)  . . . . . . . . . . . . .                   .22%
==============================================================================================================



(1) The Advisor has agreed to waive its fees to the extent necessary to limit "Total Operating Expenses" to .22%. "Total Operating Expenses" have been restated to reflect current expenses and fee waivers. Absent fee waivers, "Advisory Fees" would have been .50% and "Total Operating Expenses" would have been .71%. The Advisor may terminate its waiver at any time in its sole discretion.

EXAMPLE:

--------------------------------------------------------------------------------------------------------------
                                                                  1 YR.       3 YRS.     5 YRS.      10 YRS.
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.  . . . .          $2           $7          $12          $28
==============================================================================================================

THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Institutional Class shares of the Funds. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Trust also offers Investment Class shares of the Fund which are subject to the same expenses, except that Investment Class shares are subject to a sales load and distribution expenses. Additional information may be found under "The Administrator" and "The Advisor."

ADMINISTRATION FEES

SEI Fund Resources (the "Stepstone Administrator"), a subsidiary of SEI Corporation ("SEI"), and Stepstone are parties to an administration agreement (the "Stepstone Administration Agreement"). Under the terms of the Stepstone Administration Agreement, the Stepstone Administrator provides Stepstone with certain management services, including all necessary office space, equipment, personnel, and facilities.

The Stepstone Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of Stepstone up to $1 billion, .12% of the average daily net assets between $1 billion and $2 billion, and .10% of the average daily net assets over $2 billion. The Stepstone Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's Investment Class shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion.

SEI Fund Resources (the "HighMark Administrator") and HighMark are parties to an administration agreement (the "HighMark Administration Agreement"). Under the terms of the HighMark Administration Agreement, the HighMark Administrator provides HighMark with certain management services, including all necessary office space, equipment, personnel and facilities.

The HighMark Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the HighMark Funds' average daily net assets. The HighMark Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a HighMark Fund's Shares. Any such waiver is voluntary and may be terminated at any time in the HighMark Administrator's sole discretion. Currently, the HighMark Administrator has agreed to waive its fee to the rate of .18% of the average daily net assets of the HighMark Funds for each HighMark Fund except HighMark California Intermediate Tax-Free Bond, for which the HighMark Administrator has agreed to waive its fee to the rate of .15% of the average daily net assets of the HighMark Funds.

Pursuant to a separate agreement with the HighMark Administrator, Union Bank of California, N.A. performs sub-administration services on behalf of the HighMark Funds, for which it receives a fee paid by the HighMark Administrator at the annual rate of up to 0.05% of the HighMark Funds' average daily net assets. Union Bank of California has voluntarily agreed to reduce this fee to 0.03%, but reserves the right to terminate its waiver at any time in its sole discretion.

SHAREHOLDER SERVICE PLAN

To support the provision of Shareholder services to both classes of Shares, HighMark has adopted a Shareholder Service Plan. In consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, each HighMark Fund may pay a fee at the rate of up to 0.25% of its average daily net assets to such service provider. The service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.00% of average daily net assets.

                                   APPENDIX C

                                [HIGHMARK LOGO]

                                 ANNUAL REPORT

                                 JULY 31, 1996
                                ----------------
                                NOT FDIC INSURED

              Message from the Chairman and the Investment Adviser
                                     Page 1

                        Report of Independent Auditors'
                                    Page 24

                      Statements of Assets and Liabilities
                                    Page 25

                            Statements of Operations
                                    Page 28

                      Statements of Changes in Net Assets
                                    Page 31

                       Schedules of Portfolio Investments
                                    Page 35

                         Notes to Financial Statements
                                    Page 67

                              Financial Highlights
                                    Page 83

                     Results of Special Shareholder Meeting
                                    Page 94

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

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:
We are pleased to report strong results for The HighMark Mutual Fund Group for the fiscal year ended July 31, 1996, despite volatility in the stock and bond markets during this period.

INCOME EQUITY FUND RECEIVES INDUSTRY RECOGNITION
In particular, we would like to highlight the performance of the Income Equity Fund, which was once again ranked among the top funds in its category as reported by The Wall Street Journal. The fund (Fiduciary Shares) was ranked 13th out of the top 15 equity income funds by Lipper Analytical Services based on total return for the one-year period ending August 1, 1996. For the five years ending on that date it ranked 26 out of 58 similar funds.(1)

In addition, the fund's Fiduciary Shares received a 5-star rating from Morningstar out of 2,917 equity funds for the one-year period ending July 31, 1996. For the three, five- and 10-year periods ending on that date, the fund was awarded four stars.(2)

WEATHERPROOFING YOUR PORTFOLIO
The past fiscal year serves as a vivid illustration of the power of diversification. At various times during the year, large-company stocks outperformed small-company stocks and vice versa. At times, the growth style of investing outperformed value and vice versa. And stocks as a whole outperformed bonds for much of the year, except for two months early in 1996. By staying diversified across different types of investments, investors are able to capitalize on those sectors that are outperforming at any given time.

The HighMark fund family contains a variety of different stock and bond funds that can give most investors the tools they need to diversify a portfolio both by security and asset class. Your investment professional will be happy to review your current investments and suggest changes in your asset mix if needed.

A COMMITMENT TO MAINTAINING YOUR TRUST
At HighMark, we are committed to providing you with conservatively managed funds designed to balance the pursuit of higher returns with a rigorous approach to managing risk. We know how important it is to you to preserve your principal while aiming to achieve the kind of returns you seek.

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

In this report, we've changed the format for the fund discussions that follow this letter and the Investment Adviser's commentary. The fund managers are now directly answering some basic questions about their investment strategies and their funds' performance. We hope you'll find it more helpful to read what they have to say in their own words.

As always, we urge you to read the entire report closely to help you monitor the progress of your investment in the HighMark funds. If you have any questions about your investment in The HighMark Group, or would like a prospectus or other information about any of our funds, please call your investment representative or HighMark at 1-800-433-6884.

Sincerely,
/s/ Stephen G. Mintos
Stephen G. Mintos
Chairman
The HighMark Group
August 22, 1996
---------------

(1) Past performance is no guarantee of future results.
(2) The Income Equity Fund's Fiduciary Shares received a 4-star rating based on performance (649 out of 1,606 equity funds) for the 3-year period, (396 out of 1,007 equity funds) for the five-year period and (208 out of 541 funds) for the 10-year period ending on July 31, 1996. Morningstar proprietary ratings reflect historical risk-adjusted performance and are calculated from a fund's 3- and 5-year average annual returns, with fee adjustments, in excess of 90-day Treasury bill returns and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology but is not a component of the overall rating. Ten percent of the funds in an investment category receive 5 stars, and 22.5% receive 4 stars.

For more complete information on any HighMark fund, including fees, expenses and sales charges, please call 1-800-433-6884 for a prospectus. Please read the prospectus carefully before you invest or send money.
                                 Mutual funds:
                                 - are not FDIC insured
                                 - have no bank guarantee
                                 - may lose value

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

MESSAGE FROM THE INVESTMENT ADVISER

DEAR SHAREHOLDER:
The fiscal year ended July 31, 1996, started out strong. Between August 1, 1995, and January 31, 1996, the stock and bond markets continued their upward march. During the first half of our fiscal year, the Standard & Poor's 500 Stock Index rose 14.54%, while the Lehman Brothers Aggregate Bond Index returned 7.24%.

But the second half of the year was quite different, with the S&P 500 advancing just 2% and bonds actually falling about 2%. It was in this half that investors began to become concerned about a fast-growing economy and the return of inflation. The equity markets were also surprised when some high-visibility growth companies reported disappointing earnings.

LONG-TERM INTEREST RATES CROSS THE 7% MARK
Although its moves were closely followed, the Federal Reserve Board was relatively inactive during the fiscal year, lowering short-term interest rates on just two occasions last winter to 5.25%. Long-term interest rates weren't much higher; indeed, the benchmark 30-year U.S. Treasury bond yielded about 6% at December 31, 1995.

However, by late February, investors were surprised by extremely strong employment data from the federal government. Anticipating that the Fed might have to raise short-term interest rates, long-term interest rates surged beyond 7%. Although there was a concern about inflation, there was very little supporting evidence. By early summer, the economy appeared to be moderating, and inflation fears cooled. At the end of the fiscal year on July 31, the bond market rallied sharply, as the yield on the long bond fell to 6.8%.

STOCKS SUFFER MINI-CORRECTION
While the bond market was volatile during the spring, the stock market remained steady. On May 22, the Dow Jones Industrial Average set a record--5780. However, for the next two months, the stock market would come as close to a normal "correction" as it had in six years. Rising interest rates, weaker corporate profit comparisons (with the prior year) and historically high valuations combined to send the market down anywhere from 5% to 20%, depending upon the sector. Small-capitalization stocks--which had run up sharply during early 1996--were hit the worst. During June and July, the bond market outperformed the stock market. But by July 31, 1996, the stock market recovered, coming within range of its all-time high once again.

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

LOOKING AHEAD
Upward pressure on the U.S. economy may come from our trading partners in Europe and Japan, which are beginning to show signs of economic recovery after several years of sluggishness. Their recovery could generate stronger U.S. exports, which, in turn, would stimulate our economy and create more new jobs. This is both good and bad news. If consumer spending, employment, inventory building, fiscal policy and continued job growth are strong, then we could be confronted with higher inflation. This, in turn, could cause the Federal Reserve Board to raise interest rates for the first time in nearly two years.

Between now and the presidential election, any Federal Reserve Board action could be interpreted in a political context and is, therefore, unlikely. Once the election is over, however, the outlook on the economy and inflation will once again largely determine the direction of the stock and bond markets. While we remain optimistic, we will continue to monitor events, and asset allocation and security selection will remain critically important.

Sincerely,

/s/ Luke Mazur
Chief Investment Officer
MERUS-UCA Capital Management
August 22, 1996

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

HIGHMARK INCOME EQUITY FUND
For the year ended July 31, 1996, the HighMark Income Equity Fund produced a total return of 18.21% (Investor Shares at NAV), outperforming the 16.59% return of the Standard & Poor's 500 Stock Index during the same period. The average equity income fund as measured by Lipper Analytical Services rose 14.17% during the year.

Thomas M. Arrington, CFA, is the team leader for the HighMark Income Equity Fund. Mr. Arrington, who holds an MBA from San Francisco State University and a bachelor's degree in economics from UCLA, has a decade of investment management experience.

HOW WOULD YOU ASSESS YOUR PERFORMANCE FOR THE YEAR?
We are pleased with the performance of the income equity strategy for the latest year. Our strategy outperformed the S&P 500 and the average equity income fund. Our goal is to outperform the market over the long term with less risk. As reported in The Wall Street Journal (August 8, 1996), the fund was ranked 13th out of 136 comparable funds by Lipper Analytical Services based on its total return for the one-year period ending August 1, 1996.(1)

WHAT IS YOUR STRATEGY FOR SELECTING STOCKS?
Following our income equity strategy, we invest in dividend-paying stocks of established companies. Such an emphasis offers three important advantages: reduced volatility, a relatively steady source of investment return potential and enhanced total return through the reinvesting and compounding of dividends. Our discipline compares the dividend yield of the stock with the yield of the market as a whole, tracking that relationship over a 20-to-30-year time frame. We can see how a stock's relative yield has moved over time to determine when to buy or sell it.

WHAT AREAS OF THE MARKET PERFORMED WELL, AND WHERE DO YOU CURRENTLY SEE VALUE?
A very strong area of the market has been the pharmaceutical group. We bought stocks such as American Home Products, Bristol-Myers Squibb, Eli Lilly and Merck very cheaply in 1993 when there were concerns about a government takeover of health care. These stocks have performed very well, showing that they can increase their earnings and develop new products. We have since scaled back on drug companies because they have reached our predetermined sell targets. In the natural gas area, Consolidated Natural Gas is a relatively large holding (2.37% of the portfolio). The company has benefited from the strong demand for natural gas, which burns cleanly and is relatively inexpensive to use.

Every one of our bank holdings outperformed the market during the past year. Banks continue to generate 10% earnings gains, despite concerns about rising consumer delinquencies. The banks have shown that they are well reserved and

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

continue to maintain control over their loans. In other areas, B.F. Goodrich's stock rose 38% during the year, as management continues to generate increased profitability in the chemical and aerospace divisions. Energy was a strong sector, with big oil companies such as Texaco up 33%. Tobacco stocks posted strong returns for the year, and we sold them in August. Although the retail industry lagged for the year, we continue to think that it's an attractive area. For instance, J.C. Penney has a good balance sheet and strong private brands. The company should benefit from demographic trends--baby boomers are pressed for time and will increasingly go to department stores for their one-stop shopping convenience.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We continue to find good value using our discipline. If the market continues to rise, these stocks, in our opinion, should turn in a strong performance. If the market goes down, then these stocks may help preserve principal. Even with the downdraft in the market earlier this summer, we still haven't seen a real correction--in which stocks fall 10%--since 1990. Typically, the market goes down 10% every two years. When the market truly becomes volatile, we believe that our strategy will likely outperform the market.

As of July 31, 1996, the fund's top five holdings were Philip Morris (3.28%), J.C. Penney (3.16%), Atlantic Richfield (3.11%), Bank One Corp. (2.71%) and J.P. Morgan & Co. (2.46%).+
---------------

(1) Performance rankings are based on total returns for the period. Past performance is no guarantee of future results. For the 5-year period, the fund was ranked 26th out of 58 comparable funds.

+ The composition of the fund's holdings is subject to change.

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

                          HIGHMARK INCOME EQUITY FUND

                        GROWTH OF A $10,000 INVESTMENT

                                                                MORNINGSTAR
   MEASUREMENT PERIOD       INVESTOR     FIDUCIARY                 EQUITY
  (FISCAL YEAR COVERED)      SHARES       SHARES      S&P 500   INCOME INDEX
2/84                          9543        10000        10000        10000
7/84                          9026         9458         9774         9774
7/85                         12350        12941        12953        12761
7/86                         15764        16518        16637        15787
7/87                         20003        20960        23181        18946
7/88                         19714        20657        20497        18193
7/89                         25265        26474        27035        22478
7/90                         25053        26252        28792        22601
7/91                         28210        29561        32463        25153
7/92                         32734        34301        36615        28911
7/93                         35926        37646        39812        32469
7/94                         37445        39238        41866        33766
7/95                         44004        46011        52786        39274
7/96                         52017        54409        61542        44839

                                            HighMark Income Equity Fund
                                             Performance Average Annual
                                             Total Return as of 7/31/96
                                     ----------------------------------------
                                      1 Year    5 Years  10 Years     Since
                                                                    Inception
                                                                    (2/9/84)
-----------------------------------------------------------------------------
 Investor*                            12.93%    11.99%    12.17%     14.12%
 Fiduciary                            18.25%    12.98%    12.66%     14.53%

The performance of the HighMark Income Equity Fund is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representative of the U.S. stock market, and the Morningstar Equity Income Average, a composite of managed equity income funds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the fund's performance and the Morningstar Equity Income Average reflect these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---------------

* Reflects 4.50% sales charge.

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

HIGHMARK GROWTH FUND
For the year ended July 31, 1996, the HighMark Growth Fund produced a total return of 12.88% (Investor Shares at NAV). In comparison, the Standard & Poor's 500 Stock Index rose 16.59% during the same period.

The HighMark Growth Fund is managed by Scott A. Chapman, CFA. Mr. Chapman, who holds an MBA from Golden Gate University and a bachelor's degree in accounting from Santa Clara University, has 16 years' experience in the investment business.

HOW WOULD YOU ASSESS YOUR PERFORMANCE FOR THE YEAR?
Although we underperformed the S&P 500, we outperformed our peer universe of other growth funds as measured by Lipper Analytical Services, Inc. For the one year ended July 31, 1996, the HighMark Growth Fund was ranked 217 out of 622 such funds based on total return, which gives it a 35th percentile rank.(1) So we outperformed almost two-thirds of the growth funds in the country over that one-year period. We underperformed the S&P 500 because we were underweighted in certain industries that did well, such as chemical and international oil companies. We were also overweighted in semiconductors, which underperformed.

WHAT INDUSTRIES IN THE PORTFOLIO DID PARTICULARLY WELL?
Industries where we outperformed were defense/electronics, soft drinks and pharmaceuticals. In defense, two companies in the portfolio were taken over. One was E-Systems, acquired by Raytheon. The other was Loral, acquired by Lockheed Martin Marietta. Even if they hadn't been acquired, both E-Systems and Loral would have remained in the portfolio due to their strong growth prospects. Although defense spending is falling, there are selective opportunities in such areas as surveillance and satellite technology.

Coca-Cola is our biggest position in the soft-drink industry. Over 80% of its earnings come from overseas. One can argue that Coca-Cola is the best-known brand name in the world, especially after the Olympics. Investors are willing to pay for the visibility of their earnings stream, and that's why the stock keeps doing well. We believe that the stock, currently selling at about 35 times 1996 estimated earnings, has become more expensive relative to the market, so we've scaled back our holding from 3% to 2% of the portfolio. With a return on equity of 57%, there is no other large-capitalization growth company that can match their profitability.

In the drug area, we own Pfizer, Merck and Pharmacia-Upjohn. Pfizer has the best new product pipeline of any company in the industry. Between now and the year 2000 a lot of drugs are going off patent, and there is a need to replace them

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

with drugs that add value. In the past, the strategy of many drug companies was to produce many "me-too" drugs in the hope that they would simply outsell the competition. The reality in the industry today is that the drugs have to have added value because HMOs have very narrow approved lists of drugs.

WHAT IS YOUR STRATEGY FOR MANAGING THE FUND?
We have ten commandments that we use when selecting a company: 1) a seasoned, blue-chip growth company; 2) demonstrated consistent earnings growth; 3) strong cash flow; 4) a recurring revenue base; 5) a unique product or service, preferably with an increasing barrier to entry; 6) an attractive or improving return on capital; 7) a leading company rather than a number three or number four that's trying to catch up; 8) a management team that is owner-oriented, seasoned, communicative and respected; 9) a willingness to buy back shares; and
10) a company that's attractively priced.

WHAT IS YOUR OUTLOOK FOR THE FUND?
I can't tell you what the markets will do next year, but I can say that we will try to capitalize on any volatility. For example, during July, when the NASDAQ was down 8.8%, double the S&P's decline, we took the opportunity to increase our holdings in technology. If the economy weakens, we believe that investors would want to pay more for our types of companies that continue to grow even though the economy is slowing.

As of July 31, 1996, the fund's top five holdings were Chase Manhattan (2.51%), McDonald's (2.48%), Intel (2.25%), Gillette (2.20%) and General Electric (2.20%).+
---------------

(1) Past performance is no guarantee of future results.

+ The composition of the fund's holdings is subject to change.

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

                              HIGHMARK GROWTH FUND

                        GROWTH OF A $10,000 INVESTMENT

   MEASUREMENT PERIOD      INVESTOR     FIDUCIARY             MORNINGSTAR GROWTH
  (FISCAL YEAR COVERED)     SHARES       SHARES     S&P 500      AVERAGE INDEX
11/18/93                     9551        10000      10000           10000
7/31/94                      9382         9813      10003            9952
7/31/95                     11737        12289      12613           12453
7/31/96                     13250        13852      14706           13464

                             HighMark Growth Fund
                          Performance Average Annual
                          Total Return as of 7/31/96
                         ----------------------------
                               1 Year       Since
                                          Inception
                                          (11/18/93)
-----------------------------------------------------
 Investor*                     7.80%        10.97%
 Fiduciary                     12.72%       12.81%

The performance of the HighMark Growth Fund is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representative of the U.S. stock market, and the Morningstar Growth Average, a composite of managed growth funds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the fund's performance and the Morningstar Growth Average reflect these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---------------

* Reflects 4.50% sales charge.

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

HIGHMARK INCOME & GROWTH FUND
For the year ended July 31, 1996, the HighMark Income & Growth Fund produced a total return of 15.02% (Investor Shares at NAV). In comparison, the Standard & Poor's 500 Stock Index rose 16.59% during the same period.

The HighMark Income & Growth Fund is managed by David L. Freeman, CFA. Mr. Freeman, who holds a bachelor's degree in economics and psychology from Western Michigan University and performed graduate work at UCLA, has 14 years' experience in the investment business.

WHAT FACTORS AFFECTED YOUR PERFORMANCE?
We saw a very large increase in long-term interest rates, especially since early 1996. This exerted downward pressure on the interest-rate-sensitive segments of the stock market. The other factor affecting the fund was the roller-coaster ride in technology stocks. About a year ago, they were hitting new highs. Then they came down very sharply through the middle of January, rallied again to new highs and came down sharply again in July. We increased the weighting in high-quality technology stocks this past year when the stocks sold off.

WHAT STOCKS IN THE PORTFOLIO HAVE BEEN THE STRONGEST PERFORMERS?
Examples: Intel has outperformed its counterparts, thanks to a diversified product line that allows it to weather downturns much better than a smaller company with a single product. General Electric is a very good stock for our style of income and growth investing, which seeks to provide above-average dividend yield, as well as above-average potential for earnings growth. GE manufactures aircraft engines, appliances, power generators--and owns NBC, currently number one in the television ratings. Anheuser-Busch, the number-one beer company in the U.S., has the potential for growth overseas as it expands further into Europe, Latin America and the Far East. Over the past few months, a developing theme has been a focus on interest-rate sensitive stocks. We've added a significant weighting in bank, insurance, electric and telephone companies, as well as construction companies. We believe that these stocks offer better-than-average value going forward. We have also added to our technology holdings, taking advantage of the sharp sell-off in technology that took place in late 1995 and in July of 1996.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We see slow growth in the economy in the second half of this year, with the economy continuing to grow at a subdued rate of 2% to 3% in 1997. We expect that the higher interest rates of earlier this year will cause housing, auto sales and other interest-rate-sensitive segments of the economy to slow. However, we expect long-term interest rates to decline

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

to a range of 6.25% to 6.50% over the next 12 months. Inflation that was feared in the first half of the year never materialized and should remain at low levels. Over the next few years, we are optimistic on stocks and the U.S. economy as we expect our trading partners in Europe and Japan to continue to show improvement. We believe this should be bullish for U.S. exports and the industrial side of the economy at a time when the U.S. consumer may be slowed by a fairly heavy debt burden.

As of July 31, 1996, the fund's top five holdings were General Electric (2.70%), Anheuser-Busch (2.33%), Intel (1.88%), Motorola (1.69%) and Minnesota Mining & Manufacturing (1.57%)+
---------------

+ The portfolio's composition is subject to change.

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


                         HIGHMARK INCOME & GROWTH FUND
                        GROWTH OF A $10,000 INVESTMENT

   MEASUREMENT PERIOD       INVESTOR    FIDUCIARY
  (FISCAL YEAR COVERED)      SHARES      SHARES       S&P 500
11/14/93                      9551        10000        10000
7/31/94                       9716        10163        10003
7/31/95                      11724        12265        12613
7/31/96                      13485        14109        14706

                           HighMark Income & Growth Fund
                             Performance Average Annual
                             Total Return as of 7/31/96
                           ------------------------------
                               1 Year       Since
                                          Inception
                                          (11/14/93)
---------------------------------------------------------
 Investor*                     9.88%        11.64%
 Fiduciary                     15.04%       13.52%

The performance of the HighMark Income & Growth Fund is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representative of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the fund's performance reflects these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---------------

* Reflects 4.50% sales charge.

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

HIGHMARK BALANCED FUND
For the year ended July 31, 1996, the HighMark Balanced Fund produced a total return of 10.94% (Investor Shares at NAV). In comparison, the fund's benchmarks, the Standard & Poor's 500 Stock Index and the Lehman Brothers Aggregate Bond Index, were up 16.59% and 5.52%, respectively.

The HighMark Balanced Fund is managed by David L. Freeman, CFA, who also manages the Income & Growth Fund, and E. Jack Montgomery, CFA, who also manages the Bond Fund. Mr. Freeman, who holds a bachelor's degree in economics and psychology from Western Michigan University and performed graduate work at UCLA, has 14 years' experience in the investment business. Mr. Montgomery, who holds an MBA from the University of Oregon and a bachelor's degree from the University of Oklahoma, has 15 years' experience in financial analysis and portfolio management.

HOW DID THE MIXTURE OF STOCKS, BONDS AND CASH CHANGE DURING THE PERIOD?
In late May, the portfolio shifted from 60% stocks, 35% bonds and 5% cash to 55% stocks, 40% bonds and 5% cash. As of fiscal year end, the portfolio was comprised of 53% stocks, 38% bonds and 9% cash. With stock prices continuing to rise, our asset allocation model--which analyzes risk and return for various assets--began to favor bonds. Although it has been a difficult year for bonds, they outperformed stocks in June and July of 1996.

HOW WOULD YOU ASSESS THE PERFORMANCE OF THE BOND PORTION OF THE BALANCED FUND? The fiscal year ended July 31, 1996, can be divided into two discrete periods. In the first half, interest rates fell, and we outperformed our benchmark. Because of our longer-than-average duration (the degree to which the portfolio is affected by changing interest rates), we tend to do better in a falling interest-rate environment. But during the second half of the fiscal year, interest rates rose. We underperformed during the second half of the fiscal year for the same reasons that we outperformed earlier. In a period such as the one between February and July 1996, when interest rates were rising, a longer duration was a disadvantage. We continue to maintain a longer duration because we believe that inflation is not going to be a problem in the immediate future. Even if inflation is 3%, long-term bonds at 7% are a pretty good value.

WHAT STOCKS HAVE BEEN THE STRONGEST?
Intel has performed better than its counterparts in technology. It's one of the largest technology companies with a diversified product line that allows it to weather downturns much better than a smaller company with a single product. General Electric is a good stock for our style of equity investing, which seeks both above-average dividend yield as well

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

as above-average potential for earnings growth. The company is diversified and owns NBC, which is currently the number-one-rated television network. Anheuser-Busch, another excellent performer, is expanding further into Europe, Latin America and the Far East. Our overall approach is to own a well-diversified portfolio of companies with above-average growth prospects, with better-than-average value than the stock market as a whole.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the economy to grow slowly in the second half of 1996, followed by continued growth at a subdued rate of 2% to 3% in 1997. Housing, auto sales and other interest-rate-sensitive segments of the economy will probably slow due to the effects of higher interest rates earlier in the year. We also expect longer-term interest rates to decline to a range of 6.25% to 6.5%. Inflation fears so far have proved unwarranted. Over the next few years, we are optimistic about stocks and the U.S. economy since we expect the economies of our trading partners in Europe and Japan to continue to strengthen. We believe that this will be bullish for U.S. exports at a time when the U.S. consumer seems pretty heavily burdened with debt.

As of July 31, 1996, the fund's top five equity holdings were General Electric (1.58%), Anheuser-Busch (1.15%), Intel (1.05%), Corning Glass (.99%), and BankAmerica (.95%).+
---------------

+ The composition of the fund's holdings is subject to change.

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

                             HIGHMARK BALANCED FUND

                        GROWTH OF A $10,000 INVESTMENT             LEHMAN
                                                                  BROTHERS    MORNINGSTAR
   MEASUREMENT PERIOD       INVESTOR     FIDUCIARY                AGGREGATE    BALANCED
  (FISCAL YEAR COVERED)      SHARES       SHARES      S&P 500       BOND         INDEX
11/14/93                      9551        10000        10000        10000        10000
7/31/94                       9527        10026        10003         9773         9929
7/31/95                      11013        11592        12613        10767        11468
7/31/96                      12218        12874        14706        11361        12560

                             HighMark Balanced Fund
                           Performance Average Annual
                           Total Return as of 7/31/96
                          ----------------------------
                               1 Year       Since
                                          Inception
                                          (11/14/93)
------------------------------------------------------
 Investor*                     5.93%        7.66%
 Fiduciary                     11.06%       9.75%

The performance of the HighMark Balanced Fund is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representative of the U.S. stock market, the Lehman Brothers Aggregate Bond Index, an unmanaged broad-based index generally considered to be representative of the bond market as a whole, and the Morningstar Balanced Average, a composite of managed balanced funds. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the fund's performance and the Morningstar Balanced Average reflect these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---------------

* Reflects 4.50% sales charge.

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

HIGHMARK BOND FUND
For the year ended July 31, 1996, the HighMark Bond Fund produced a total return of 4.95% (Investor Shares at NAV). In comparison, the Lehman Brothers Aggregate Bond Index was up 5.52%.

The HighMark Bond Fund is managed by E. Jack Montgomery, CFA. Mr. Montgomery, who holds an MBA from the University of Oregon and a bachelor's degree from the University of Oklahoma, has 15 years' experience in financial analysis and portfolio management.

HOW WOULD YOU ASSESS THE PERFORMANCE OF THE HIGHMARK BOND FUND?
The fiscal year ended July 31, 1996, can be divided into two discrete periods. In the first half, interest rates fell, and we outperformed our benchmark. Because of our longer-than-average duration, we tend to do better in a falling interest-rate environment. (Duration measures the sensitivity of a portfolio to changes in interest rates. The value of a share in a longer-duration portfolio will go up more than a share in a short-duration fund when interest rates fall; it will fall more steeply when interest rates rise.) During the second half of the fiscal year, interest rates rose, and we underperformed for the same reasons that we outperformed earlier. When interest rates are rising, as they did between February and July 1996, a longer duration is a disadvantage.

WHY HAVE YOU CONTINUED TO MAINTAIN A LONG DURATION?
It is our continuing belief that inflation is not going to be a problem in the immediate future. Last year, the economy surprised us on the downside. It was slower than expected, but this year the opposite has happened. The job numbers have been particularly strong. With low unemployment and job growth healthy, investors started paying attention to wages. But the latest wage numbers are still very benign. The year-over-year growth in average hourly earnings is just 2.9%. Even if inflation is 3%, long-term bonds at 7% are a pretty good value. Our duration at 5.2 years is about 10% beyond the index, so it's not a huge bet. We're watching these things very carefully, and our strategy is subject to change. But so far, we're not convinced that we have a problem on our hands.

HOW HAS THE PORTFOLIO SHIFTED IN TERMS OF SECTORS?
In the last six months, corporate bonds have been reduced by about 5%. Some of that cash has been redeployed into mortgage-backed securities, which offer more yield and currently represent more value than corporate bonds. Mortgages have been the best-performing sector this year, primarily due to their shorter duration and higher yield. Right now, the yield spread between corporates and U.S. Treasuries is very narrow. A 30-year AAA-rated corporate bond offers only

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

half a percentage point more than a comparable U.S. Treasury bond. And within the corporate market, there's very little difference in yield between a AAA and a AA credit. As a result, we've opted for higher quality. Treasuries and mortgage-backed and asset-backed securities, all rated AAA, represent about 75% of the portfolio. The portfolio currently does not contain any bonds rated BBB. If the economy weakens, we believe that the corporate bond market will likely suffer. As a result, the corporate bonds that we own have short maturities. We are focusing our exposure on longer maturities in the U.S. Treasury market.

WHAT IS YOUR OUTLOOK FOR THE REST OF 1996?
A rally in the bond market started July 31, when bond yields fell from 7.2% to about 6.7% in a period of three days. That was the result of weaker-than-expected employment data. In addition, average hourly wage inflation for July was revised downward to 2.8%. We don't think inflation is going to be a problem, nor do we see the economy running away on the upside, so interest rates should remain well behaved. One engine of the economy, government spending, is down sharply. Excluding interest payments, the federal budget is actually in a surplus by $100 billion. We're no longer creating new federal spending programs with money we don't have. The environment has changed on spending and that's good.

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

                               HIGHMARK BOND FUND

                        GROWTH OF A $10,000 INVESTMENT


                                                    MORNINGSTAR
                                                     CORPORATE     LEHMAN
                                                     BOND HIGH    BROTHERS
   MEASUREMENT PERIOD       INVESTOR     FIDUCIARY    QUALITY     AGGREGATE
  (FISCAL YEAR COVERED)      SHARES       SHARES       INDEX     BOND INDEX
2/84                          9695        10000        10000        10000
7/84                          9479         9778        10077        10275
7/85                         11804        12175        12225        12733
7/86                         14947        15417        14436        15470
7/87                         15186        15664        15140        16180
7/88                         16073        16579        16119        17394
7/89                         18450        19030        18127       200039
7/90                         19468        20081        19231        21452
7/91                         21218        21886        20994        23749
7/92                         24280        25044        23768        27262
7/93                         26725        27566        25693        30037
7/94                         25707        26699        25832        30061
7/95                         28096        29217        27820        33098
7/96                         29488        30622        29203        34925

                                               HighMark Bond Fund
                                           Performance Average Annual
                                           Total Return as of 7/31/96
                                     ----------------------------------------
                                      1 Year    5 Years  10 Years     Since
                                                                    Inception
                                                                    (2/15/84)
-----------------------------------------------------------------------------
 Investor*                             1.79%     6.15%     6.71%      9.06%
 Fiduciary                             4.81%     6.95%     7.10%      9.39%

The performance of the HighMark Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged broad-based index generally considered to be representative of the bond market as a whole, and the Morningstar Corporate Bond High Quality Average, a composite of managed corporate bond funds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the fund's performance and the Morningstar Corporate Bond
High Quality Average reflect these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---------------

* Reflects 3.00% sales charge.

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

HIGHMARK GOVERNMENT BOND FUND
For the year ended July 31, 1996, the HighMark Government Bond Fund, which invests primarily in U.S. Government securities maturing in one to five years, produced a total return of 4.79% (Investor Shares at NAV). In comparison, the Lehman Brothers Mutual Fund Short Government Index returned 5.34%.

The HighMark Government Bond Fund is managed by Bill Howard, who has 15 years' experience in the investment business and holds an MBA from Golden Gate University and a bachelor's degree from Seattle University.

HOW WOULD YOU ASSESS THE FUND'S PERFORMANCE?
Interest rates rose sharply beginning in February, and that had a negative impact on the bond market as a whole, including the Government Bond Fund. To offset rising interest rates, we shortened the maturity of the bond portfolio. However, the fund still underperformed because the portfolio has a longer average maturity than the benchmark. On the plus side, we hope the fund will be able to take advantage of the recent rally and outperform the market during the early part of the new fiscal year.

WHAT WAS YOUR STRATEGY DURING THE PAST 12 MONTHS?
The rationale for the sell-off in the market was a perception that the economy was far more robust than had been expected and was going to remain so for an extended period of time. However, our outlook on the economy was basically unchanged, and trying to time the market by picking its peaks and valleys is a loser's game. So we didn't take any significant action other than let the portfolio naturally become shorter through the passage of time. If you try to time the market by trying to shorten the portfolio through trading activity, then you've got to lengthen it once you're into a rally. That process of shortening and lengthening is extremely difficult to do effectively, and it's very costly from a trading standpoint.

WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?
We think the interest-rate increases earlier in the year will keep the economy from overheating and getting too far ahead of itself. Indeed, recent employment and inflation data have taken a lot of fear out of the market.

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

                         HIGHMARK GOVERNMENT BOND FUND

                        GROWTH OF A $10,000 INVESTMENT
   MEASUREMENT PERIOD       INVESTOR     FIDUCIARY     LEHMAN BROTHERS
  (FISCAL YEAR COVERED)      SHARES       SHARES         MUTUAL FUND
                                                         SHORT GOVT.
                                                           INDEX
11/14/93                      9699        10000            10000
7/31/94                       9465         9841             9868
7/31/95                      10172        10560            10633
7/31/96                      10659        11061            11203

                         HighMark Government Bond Fund
                           Performance Average Annual
                           Total Return as of 7/31/96
                        --------------------------------
                               1 Year       Since
                                          Inception
                                          (11/14/93)
--------------------------------------------------------
 Investor*                      1.66%       2.38%
 Fiduciary                      4.75%       3.78%

The performance of the HighMark Government Bond Fund is measured against the Lehman Brothers Mutual Fund Short Government Index, an unmanaged broad-based index generally considered to be representative of U.S. Government securities with maturities of one to five years. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the fund's performance reflects these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---------------

* Reflects 3.00% sales charge.

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

HIGHMARK MONEY MARKET FUNDS

                                                           7 DAYS ENDING 7/31/96
                                                    EFFECTIVE*
                                                       YIELD                   YIELD*
                                               INVESTOR    FIDUCIARY    INVESTOR    FIDUCIARY
                  HIGHMARK FUND                 CLASS        CLASS       CLASS        CLASS
     Diversified Obligations Fund                4.87         4.87        4.76         4.76
     U.S. Government Obligations Fund            4.71         4.72        4.60         4.61
     100% U.S. Treasury Obligations Fund         4.56         4.56        4.46         4.46
     California Tax-Free Fund                    2.75         2.75        2.71         2.71
     Tax-Free Fund                               2.74         2.74        2.70         2.70

* Effective yield assumes reinvestment of dividends. Yields shown are annualized 7-day effective and 7-day yields for the period ending July 31, 1996. Past performance is not predictive of future performance as yields on money market funds fluctuate daily. An investment in any of the HighMark money market funds is neither insured nor guaranteed by the U.S. Government. Although such funds are managed to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

  Some of the fees of the California Tax-Free Fund and the Tax-Free Fund are currently being waived, resulting in higher yields in the funds than would occur if full fees were charged. If full fees had been charged, the 7-day effective and 7-day yields for the Investor Shares of the California Tax-Free Fund would have been 2.54% and 2.51% and 2.52% and 2.49% for the Fiduciary Shares, respectively, for the period ending July 31, 1996. If full fees had been charged, the 7-day effective and 7-day yields for the Investor Shares of the Tax-Free Fund would have been 2.58% and 2.55% and 2.45% and 2.42% for the Fiduciary Shares, respectively, for the period ending July 31, 1996.

THE TAXABLE MONEY MARKET FUNDS
For the year ended July 31, 1996, the Diversified Obligations Fund, which holds primarily certificates of deposit, commercial paper and repurchase agreements, produced a total return of 5.01%. The U.S. Government Obligations Fund, comprised mostly of U.S. Government agency issues, produced a total return of 4.86% for Investor Shares and 4.88% for Fiduciary Shares. The 100% U.S. Treasury Obligations Fund produced a total return of 4.74%.

In December and January, the Federal Reserve Board reduced short-term interest rates by a total of half a percentage point to stimulate the economy. By early spring, it became apparent that the economy was indeed robust. When interest rates on longer-term securities began to rise, the money market funds took on a number of longer positions, extending average maturities, which added significantly to each portfolio's yield.

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

Since recent economic data suggest that the economy is moderating, it currently appears that the Federal Reserve Board will not have to raise short-term rates.

THE TAX-FREE MONEY MARKET FUNDS+
For the year ended July 31, 1996, the California Tax-Free Money Market Fund produced a total return of 2.91%. The Tax-Free Money Market Fund, which includes municipal bonds issued throughout the country, produced a total return of 2.87%. Both funds currently maintain maturities in the 20-25-day range to enhance liquidity. Most of the bonds held in these funds are credit-enhanced, meaning they are insured or backed by irrevocable bank letters of credit.
---------------

+ Some or all of the income may be subject to certain state and local taxes, and, depending on a shareholder's tax bracket, to the federal alternative minimum tax.

  The HighMark Group is a family of mutual funds distributed by BISYS Fund Services, independent of Union Bank of California, N.A., and its affiliates. Certain fees of some funds are currently being waived, which may result in higher fund total returns than would occur if full fees were charged. Past performance is not predictive of future results. The composition of the funds' holdings is subject to change.

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

REPORT OF INDEPENDENT AUDITORS'

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE HIGHMARK GROUP

We have audited the accompanying statements of assets and liabilities including the schedules of portfolio investments of The HighMark Group (the "Funds"), including Diversified Obligations Fund, U.S. Government Obligations Fund, 100% U.S. Treasury Obligations Fund, California Tax-Free Fund, Tax-Free Fund, Bond Fund, Government Bond Fund, Income Equity Fund, Balanced Fund, Growth Fund, and Income & Growth Fund, as of July 31, 1996, the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the other years presented and the statement of changes in net assets for the year ended July 31, 1995 were audited by other auditors whose report, dated September 22, 1995, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Funds at July 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Dayton, Ohio
September 13, 1996

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

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 1996
                              Amounts in Thousands

                                                                                           100% U.S.
                                                          DIVERSIFIED   U.S. GOVERNMENT    TREASURY     CALIFORNIA
                                                          OBLIGATIONS     OBLIGATIONS     OBLIGATIONS    TAX-FREE     TAX-FREE
                                                             FUND            FUND            FUND          FUND         FUND
                                                          -----------   ---------------   -----------   -----------   --------
               ASSETS:
Investments in securities, at amortized cost............   $ 413,900       $ 188,438       $ 274,306     $  148,504   $43,994
Repurchase agreements, at cost..........................      21,502          39,183              --             --        --
                                                            --------        --------        --------       --------   -------
  Total Investments.....................................     435,402         227,621         274,306        148,504    43,994
Cash....................................................           3              16              --            897       215
Interest receivable.....................................       2,256             557             910            432       158
Receivable from brokers for investments sold............          --              --              --          2,500        --
Prepaid expenses and other assets.......................          14              17              12             10         1
                                                            --------        --------        --------       --------   -------
    Total Assets........................................     437,675         228,211         275,228        152,343    44,368
                                                            --------        --------        --------       --------   -------
               LIABILITIES:
Distributions payable...................................       1,690             863           1,088            287        78
Payable to brokers for investments purchased............       5,000              --              --             --        --
Accrued expenses and other payables:
  Investment advisory fees..............................         143              76              98             31        12
  Administration fees...................................          19              10              12              5         1
  Shareholder services fees.............................           1               1               1              1        --
  Custodian, accounting and transfer agent fees.........          26              26              13             14        13
  Other.................................................          69              38              53             26         7
                                                            --------        --------        --------       --------   -------
    Total Liabilities...................................       6,948           1,014           1,265            364       111
                                                            --------        --------        --------       --------   -------
               NET ASSETS:
Capital.................................................     431,097         227,373         273,958        152,028    44,273
Accumulated undistributed net realized gains (losses) on
  investment transactions...............................        (370)           (176)              5            (49)      (16)
                                                            --------        --------        --------       --------   -------
    Net Assets..........................................   $ 430,727       $ 227,197       $ 273,963     $  151,979   $44,257
                                                            ========        ========        ========       ========   =======
Net Assets
  Investor..............................................   $ 185,952       $  75,714       $ 100,623     $   53,627   $16,148
  Fiduciary.............................................     244,775         151,483         173,340         98,352    28,109
                                                            --------        --------        --------       --------   -------
    Total...............................................   $ 430,727       $ 227,197       $ 273,963     $  151,979   $44,257
                                                            ========        ========        ========       ========   =======
Outstanding units of beneficial interest (shares)
  Investor..............................................     186,031          75,727         100,626         53,639    16,153
  Fiduciary.............................................     245,066         151,646         173,332         98,389    28,120
                                                            --------        --------        --------       --------   -------
    Total...............................................     431,097         227,373         273,958        152,028    44,273
                                                            ========        ========        ========       ========   =======
Net asset value -- offering and redemption price per
  share
  Investor..............................................   $    1.00       $    1.00       $    1.00     $     1.00   $  1.00
  Fiduciary.............................................        1.00            1.00            1.00           1.00      1.00
                                                            ========        ========        ========       ========   =======

                       See notes to financial statements.

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

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 1996
                              Amounts in Thousands

                                                                                                             INCOME
                                                                                   BOND      GOVERNMENT      EQUITY
                                                                                   FUND      BOND FUND        FUND
                                                                                 --------    ----------    ----------
               ASSETS:
Investments in securities, at value (cost $59,354; $4,334; and $232,422,
  respectively)...............................................................   $ 58,799      $4,295       $ 266,771
Repurchase agreements, at cost................................................      2,237         121           4,858
                                                                                  -------      ------        --------
    Total Investments.........................................................     61,036       4,416         271,629
Interest and dividends receivable.............................................        912          94             796
Receivable from brokers for investments sold..................................         --          --           2,930
Prepaid expenses and other assets.............................................          2          12               6
                                                                                  -------      ------        --------
    Total Assets..............................................................     61,950       4,522         275,361
                                                                                  -------      ------        --------
               LIABILITIES:
Distributions payable.........................................................        319          24             586
Payable for capital shares redeemed...........................................         42          --              --
Payable to brokers for investments purchased..................................         --          --           1,726
Accrued expenses and other payables:
  Investment advisory fees....................................................         23          --             154
  Administration fees.........................................................          2          --              12
  Custodian, accounting and transfer agent fees...............................         15           5              21
  Other.......................................................................         18           3              59
                                                                                  -------      ------        --------
    Total Liabilities.........................................................        419          32           2,558
                                                                                  -------      ------        --------
               NET ASSETS:
Capital.......................................................................     65,254       4,837         223,480
Net unrealized appreciation (depreciation) on investments.....................       (555)        (39)         34,349
Undistributed net investment income...........................................         32           2              --
Accumulated undistributed net realized gains (losses) on investment
  transactions................................................................     (3,200)       (310)         14,974
                                                                                  -------      ------        --------
    Net Assets................................................................   $ 61,531      $4,490       $ 272,803
                                                                                  =======      ======        ========
Net Assets
  Investor....................................................................   $  1,157      $1,104       $  10,143
  Fiduciary...................................................................     60,374       3,386         262,660
                                                                                  -------      ------        --------
    Total.....................................................................   $ 61,531      $4,490       $ 272,803
                                                                                  =======      ======        ========
Outstanding units of beneficial interest (shares)
  Investor....................................................................        114         119             710
  Fiduciary...................................................................      5,900         362          18,413
                                                                                  -------      ------        --------
    Total.....................................................................      6,014         481          19,123
                                                                                  =======      ======        ========
Net asset value
  Investor -- redemption price per share......................................   $  10.15      $ 9.28       $   14.29
  Fiduciary -- offering and redemption price per share........................      10.23        9.35           14.27
                                                                                  =======      ======        ========
Maximum Sales Charge (Investor Shares)........................................       3.00%       3.00%           4.50%
                                                                                  =======      ======        ========
Maximum Offering Price (100%/(100%-Maximum Sales Charge) of net asset value
  adjusted to nearest cent) per share (Investor Shares).......................   $  10.46      $ 9.57       $   14.96
                                                                                  =======      ======        ========

                       See notes to financial statements.

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

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 1996
                              Amounts in Thousands

                                                                                                           INCOME &
                                                                                    BALANCED    GROWTH      GROWTH
                                                                                      FUND       FUND        FUND
                                                                                    --------    -------    --------
               ASSETS:
Investments in securities, at value (cost $32,159; $39,610; and $4,969,
  respectively)..................................................................   $36,273     $43,527     $6,022
Repurchase agreements, at cost...................................................     3,787         900        386
                                                                                    ---------   ---------  -------
    Total Investments............................................................    40,060      44,427      6,408
Interest and dividends receivable................................................       278          55         12
Receivable from brokers for investments sold.....................................        --         216         --
Prepaid expenses.................................................................         9           5          5
                                                                                    ---------   ---------  -------
    Total Assets.................................................................    40,347      44,703      6,425
                                                                                    ---------   ---------  -------
               LIABILITIES:
Distributions payable............................................................       118          28          9
Payable to brokers for investments purchased.....................................        --         301         --
Accrued expenses and other payables:
  Investment advisory fees.......................................................        20          21         --
  Administration fees............................................................         2           2         --
  Custodian, accounting and transfer agent fees..................................         5           5          6
  Other..........................................................................         6           8          3
                                                                                    ---------   ---------  -------
    Total Liabilities............................................................       151         365         18
                                                                                    ---------   ---------  -------
               NET ASSETS:
Capital..........................................................................    35,830      38,047      5,100
Net unrealized appreciation on investments.......................................     4,114       3,917      1,053
Undistributed net investment income..............................................         1          --         --
Accumulated undistributed net realized gains on investment transactions..........       251       2,374        254
                                                                                    ---------   ---------  -------
    Net Assets...................................................................   $40,196     $44,338     $6,407
                                                                                    =========   =========  =======
Net Assets
  Investor.......................................................................   $   694     $ 2,843     $  394
  Fiduciary......................................................................    39,502      41,495      6,013
                                                                                    ---------   ---------  -------
    Total........................................................................   $40,196     $44,338     $6,407
                                                                                    =========   =========  =======
Outstanding units of beneficial interest (shares)
  Investor.......................................................................        60         226         31
  Fiduciary......................................................................     3,392       3,300        480
                                                                                    ---------   ---------  -------
    Total........................................................................     3,452       3,526        511
                                                                                    =========   =========  =======
Net asset value
  Investor -- redemption price per share.........................................   $ 11.56     $ 12.60     $12.52
  Fiduciary -- offering and redemption price per share...........................     11.64       12.58      12.51
                                                                                    =========   =========  =======
Maximum Sales Charge (Investor Shares)...........................................      4.50%       4.50%      4.50%
                                                                                    =========   =========  =======
Maximum Offering Price (100%/(100%-Maximum Sales Charge) of net asset value
  adjusted to nearest cent) per share (Investor Shares)..........................   $ 12.10     $ 13.19     $13.11
                                                                                    =========   =========  =======

                       See notes to financial statements.

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

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1996
                              Amounts in Thousands

                                                                    U.S.       100% U.S.
                                                   DIVERSIFIED   GOVERNMENT    TREASURY     CALIFORNIA
                                                   OBLIGATIONS   OBLIGATIONS  OBLIGATIONS    TAX-FREE    TAX-FREE
                                                      FUND          FUND         FUND          FUND        FUND
                                                   -----------   ----------   -----------   ----------   --------
INVESTMENT INCOME:
Interest income..................................    $22,468      $ 13,070      $16,193       $5,301      $1,554
                                                     -------       -------      -------       ------      ------
    Total Income.................................     22,468        13,070       16,193        5,301       1,554
                                                     -------       -------      -------       ------      ------
EXPENSES:
Investment advisory fees.........................      1,591           944        1,203          618         172
Administration fees..............................        795           472          602          309          86
Distribution fees (Investor shares)..............        396           194          267          122          36
Shareholder services fees........................        994           590          752          386         108
Custodian and accounting fees....................        264           181          177          121          83
Legal and audit fees.............................         63            37           52           29           5
Trustees' fees and expenses......................         11             7            9            5           1
Transfer agent fees..............................         89            44           50           47          34
Registration and filing fees.....................         47            16           28            5           4
Printing costs...................................         51            69           42           23           6
Other............................................         13             7            9            4           2
                                                     -------       -------      -------       ------      ------
    Total Expenses...............................      4,314         2,561        3,191        1,669         537
Expenses voluntarily reduced.....................     (1,327)         (739)        (978)        (824)       (207)
                                                     -------       -------      -------       ------      ------
    Net Expenses.................................      2,987         1,822        2,213          845         330
                                                     -------       -------      -------       ------      ------
Net Investment Income............................     19,481        11,248       13,980        4,456       1,224
                                                     -------       -------      -------       ------      ------
REALIZED GAINS ON INVESTMENTS:
Net realized gains (losses) on investments.......         16            15          (51)          --          --
                                                     -------       -------      -------       ------      ------
Change in net assets resulting from operations...    $19,497      $ 11,263      $13,929       $4,456      $1,224
                                                     =======       =======      =======       ======      ======

                       See notes to financial statements.

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                                       28
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

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1996
                             Amounts in Thousands

                                                                                  GOVERNMENT      INCOME
                                                                         BOND        BOND         EQUITY
                                                                         FUND        FUND          FUND
                                                                        ------    ----------    ----------
INVESTMENT INCOME:
Interest income......................................................   $4,316       $304        $     425
Dividend income......................................................       --         --            9,943
                                                                        ------       ----          -------
  Total Income.......................................................    4,316        304           10,368
                                                                        ------       ----          -------
EXPENSES:
Investment advisory fees.............................................      534         43            1,755
Administration fees..................................................      123          9              521
Distribution fees (Investor shares)..................................        2          2               20
Shareholder services fees............................................      154         11              651
Custodian and accounting fees........................................       85         64              174
Legal and audit fees.................................................       10          3               44
Trustees' fees and expenses..........................................        2         --                7
Transfer agent fees..................................................       54         32              106
Registration and filing fees.........................................        6          1               19
Printing costs.......................................................       22          2               47
Other................................................................        3         --                8
                                                                        ------       ----          -------
    Total Expenses...................................................      995        167            3,352
Expenses voluntarily reduced.........................................     (445)       (87)            (666)
                                                                        ------       ----          -------
    Total expenses before expense reimbursements.....................      550         80            2,686
    Expense reimbursements...........................................       --        (43)              --
                                                                        ------       ----          -------
    Net Expenses.....................................................      550         37            2,686
                                                                        ------       ----          -------
Net Investment Income................................................    3,766        267            7,682
                                                                        ------       ----          -------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions...............     (369)        (8)          19,384
Net change in unrealized appreciation (depreciation) on
  investments........................................................     (465)       (67)          13,911
                                                                        ------       ----          -------
Net realized/unrealized gains (losses) on investments................     (834)       (75)          33,295
                                                                        ------       ----          -------
Change in net assets resulting from operations.......................   $2,932       $192        $  40,977
                                                                        ======       ====          =======

                       See notes to financial statements.

                                      LOGO
                                       29
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

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1996
                             Amounts in Thousands

                                                                                                INCOME &
                                                                          BALANCED    GROWTH     GROWTH
                                                                            FUND       FUND       FUND
                                                                          --------    ------    --------
INVESTMENT INCOME:
Interest income........................................................    $  996     $  82       $ 21
Dividend income........................................................       549       607        163
                                                                           ------     ------    ------
  Total Income.........................................................     1,545       689        184
                                                                           ------     ------    ------
EXPENSES:
Investment advisory fees...............................................       348       362         62
Administration fees....................................................        70        72         12
Distribution fees (Investor shares)....................................         2         5          1
Shareholder services fees..............................................        87        90         16
Custodian and accounting fees..........................................        64        78         74
Legal and audit fees...................................................         6         6          3
Trustees' fees and expenses............................................         1         1         --
Transfer agent fees....................................................        33        42         33
Registration and filing fees...........................................         3         4          1
Printing costs.........................................................         6         6         --
Other..................................................................         1         2         --
                                                                           ------     ------    ------
    Total Expenses.....................................................       621       668        202
Expenses voluntarily reduced...........................................      (293)     (333 )     (119)
                                                                           ------     ------    ------
    Total expenses before expense reimbursements.......................       328       335         83
    Expense reimbursements.............................................        --        --        (23)
                                                                           ------     ------    ------
    Net Expenses.......................................................       328       335         60
                                                                           ------     ------    ------
Net Investment Income..................................................     1,217       354        124
                                                                           ------     ------    ------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investment transactions..........................       446     3,272        628
Net change in unrealized appreciation on investments...................     1,716       155         56
                                                                           ------     ------    ------
Net realized/unrealized gains on investments...........................     2,162     3,427        684
                                                                           ------     ------    ------
Change in net assets resulting from operations.........................    $3,379     $3,781      $808
                                                                           ======     ======    ======

                       See notes to financial statements.

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                                       30
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

                      STATEMENTS OF CHANGES IN NET ASSETS
                              Amounts in Thousands

                                                         DIVERSIFIED                 U.S. GOVERNMENT
                                                       OBLIGATIONS FUND              OBLIGATIONS FUND
                                                  --------------------------    --------------------------
                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                   JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                                     1996           1995           1996           1995
                                                  -----------    -----------    -----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......................... $    19,481    $    17,476    $    11,248    $     8,697
  Net realized gains (losses) on investment
    transactions.................................          16            (29)            15             34
                                                  -----------    -----------    -----------    -----------
Change in net assets resulting from operations...      19,497         17,447         11,263          8,731
                                                  -----------    -----------    -----------    -----------
DISTRIBUTIONS TO INVESTOR SHAREHOLDERS:
  From net investment income.....................      (7,738)        (5,516)        (3,707)        (2,084)
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
  From net investment income.....................     (11,743)       (11,960)        (7,541)        (6,613)
                                                  -----------    -----------    -----------    -----------
Change in net assets from shareholder
  distributions..................................     (19,481)       (17,476)       (11,248)        (8,697)
                                                  -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued....................   1,943,043      1,562,243      1,933,728      1,760,626
  Dividends reinvested...........................       7,326          4,915          3,487          1,950
  Cost of shares redeemed........................  (1,918,325)    (1,473,121)    (1,918,254)    (1,740,538)
                                                  -----------    -----------    -----------    -----------
Change in net assets from share transactions.....      32,044         94,037         18,961         22,038
                                                  -----------    -----------    -----------    -----------
Change in net assets.............................      32,060         94,008         18,976         22,072
NET ASSETS:
  Beginning of period............................     398,667        304,659        208,221        186,149
                                                  -----------    -----------    -----------    -----------
  End of period.................................. $   430,727    $   398,667    $   227,197    $   208,221
                                                  ===========    ===========    ===========    ===========

                       See notes to financial statements.

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

                      STATEMENTS OF CHANGES IN NET ASSETS
                              Amounts in Thousands

                                     100% U.S. TREASURY           CALIFORNIA
                                      OBLIGATIONS FUND          TAX-FREE FUND           TAX-FREE FUND
                                   -----------------------  ----------------------  ----------------------
                                   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                    JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                      1996         1995        1996        1995        1996        1995
                                   -----------  ----------  ----------  ----------  ----------  ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income........... $    13,980  $  10,640   $   4,456   $   4,619   $   1,224   $   1,405
  Net realized gains (losses) on
    investment transactions.......         (51)        57          --         (23)        --          (13)
                                    ----------  ---------   ---------   ---------   ---------   ---------
Change in net assets resulting
  from operations.................      13,929     10,697       4,456       4,596       1,224       1,392
                                    ----------  ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS TO INVESTOR
  SHAREHOLDERS:
  From net investment income......      (4,948)    (2,706)     (1,404)     (1,089)       (400)       (422)
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
  From net investment income......      (9,032)    (7,934)     (3,052)     (3,530)       (824)       (983)
                                    ----------  ---------   ---------   ---------   ---------   ---------
Change in net assets from
  shareholder distributions.......     (13,980)   (10,640)     (4,456)     (4,619)     (1,224)     (1,405)
                                    ----------  ---------   ---------   ---------   ---------   ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....   1,004,680    736,668     343,893     354,814     132,220     156,974
  Dividends reinvested............       4,571      2,106       1,425       1,035         419         429
  Cost of shares redeemed.........  (1,014,501)  (659,445)   (339,625)   (356,054)   (131,897)   (164,192)
                                    ----------  ---------   ---------   ---------   ---------   ---------
Change in net assets from share
  transactions....................      (5,250)    79,329       5,693        (205)        742      (6,789)
                                    ----------  ---------   ---------   ---------   ---------   ---------
Change in net assets..............      (5,301)    79,386       5,693        (228)        742      (6,802)
NET ASSETS:
  Beginning of period.............     279,264    199,878     146,286     146,514      43,515      50,317
                                    ----------  ---------   ---------   ---------   ---------   ---------
  End of period................... $   273,963  $ 279,264   $ 151,979   $ 146,286   $  44,257   $  43,515
                                    ==========  =========   =========   =========   =========   =========

                       See notes to financial statements.

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                      STATEMENTS OF CHANGES IN NET ASSETS
                              Amounts in Thousands

                                          BOND FUND          GOVERNMENT BOND FUND     INCOME EQUITY FUND
                                    ----------------------  ----------------------  ----------------------
                                    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                       1996        1995        1996        1995        1996        1995
                                    ----------  ----------  ----------  ----------  ----------  ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............  $  3,766    $  3,824     $  267     $    294    $  7,682    $  7,595
  Net realized gains (losses) on
    investment transactions........      (369)     (1,512)        (8)         (55)     19,384       8,944
  Net change in unrealized
    appreciation (depreciation) on
    investments....................      (465)      3,052        (67)          79      13,911      17,456
                                     --------    --------    -------     --------    --------    --------
Change in net assets resulting from
  operations.......................     2,932       5,364        192          318      40,977      33,995
                                     --------    --------    -------     --------    --------    --------
DISTRIBUTIONS TO INVESTOR
  SHAREHOLDERS:
  From net investment income.......       (63)        (18)       (53)          (3)       (239)        (43)
  From net realized gains on
    investments....................        (1)         --         --           --        (277)        (16)
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
  From net investment income.......    (3,703)     (3,806)      (214)        (291)     (7,443)     (7,552)
  From net realized gains on
    investments....................       (32)         --         (2)          --     (11,279)     (7,309)
                                     --------    --------    -------     --------    --------    --------
Change in net assets from
  shareholder distributions........    (3,799)     (3,824)      (269)        (294)    (19,238)    (14,920)
                                     --------    --------    -------     --------    --------    --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......    15,630      11,393      1,352        1,376      63,282      36,043
  Dividends reinvested.............     3,043       3,125        266          297      17,495      13,535
  Cost of shares redeemed..........   (16,591)    (19,934)    (1,035)      (2,884)    (54,919)    (56,799)
                                     --------    --------    -------     --------    --------    --------
Change in net assets from share
  transactions.....................     2,082      (5,416)       583       (1,211)     25,858      (7,221)
                                     --------    --------    -------     --------    --------    --------
Change in net assets...............     1,215      (3,876)       506       (1,187)     47,597      11,854
NET ASSETS:
  Beginning of period..............    60,316      64,192      3,984        5,171     225,206     213,352
                                     --------    --------    -------     --------    --------    --------
  End of period....................  $ 61,531    $ 60,316     $4,490     $  3,984    $272,803    $225,206
                                     ========    ========    =======     ========    ========    ========

                       See notes to financial statements.

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

                      STATEMENTS OF CHANGES IN NET ASSETS
                              Amounts in Thousands

                                        BALANCED FUND            GROWTH FUND         INCOME & GROWTH FUND
                                    ----------------------  ----------------------  ----------------------
                                    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                       1996        1995        1996        1995        1996        1995
                                    ----------  ----------  ----------  ----------  ----------  ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............  $  1,217    $    992    $    354    $    272     $  124      $  133
  Net realized gains on investment
    transactions...................       446          21       3,272         915        628          42
  Net change in unrealized
    appreciation on investments....     1,716       2,804         155       3,752         56         961
                                      -------     -------     -------     -------     ------     -------
Change in net assets resulting from
  operations.......................     3,379       3,817       3,781       4,939        808       1,136
                                      -------     -------     -------     -------     ------     -------
DISTRIBUTIONS TO INVESTOR
  SHAREHOLDERS:
  From net investment income.......       (23)         (3)        (21)         (5)        (6)         (1)
  From net realized gains on
    investments....................        --          --         (94)         (3)       (14)         --
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
  From net investment income.......    (1,194)       (989)       (333)       (267)      (118)       (132)
  From net realized gains on
    investments....................        (2)         --      (1,566)       (240)      (314)         --
                                      -------     -------     -------     -------     ------     -------
Change in net assets from
  shareholder distributions........    (1,219)       (992)     (2,014)       (515)      (452)       (133)
                                      -------     -------     -------     -------     ------     -------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......    15,840      10,356      19,239       9,727      2,923       1,771
  Dividends reinvested.............     1,172         986       1,965         503        434         127
  Cost of shares redeemed..........    (9,404)     (9,590)     (4,947)     (3,594)    (4,190)       (788)
                                      -------     -------     -------     -------     ------     -------
Change in net assets from share
  transactions.....................     7,608       1,752      16,257       6,636       (833)      1,110
                                      -------     -------     -------     -------     ------     -------
Change in net assets...............     9,768       4,577      18,024      11,060       (477)      2,113
NET ASSETS:
  Beginning of period..............    30,428      25,851      26,314      15,254      6,884       4,771
                                      -------     -------     -------     -------     ------     -------
  End of period....................  $ 40,196    $ 30,428    $ 44,338    $ 26,314     $6,407      $6,884
                                      =======     =======     =======     =======     ======     =======

                       See notes to financial statements.

                                      LOGO
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                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
CERTIFICATES OF DEPOSIT (23.4%):
Euro Certificates of Deposit (3.7%):
     $ 5,000    Abbey National Treasury
                  Services, 5.72%, 9/11/96...  $  5,000
       6,000    Abbey National Treasury
                  Services, 5.22%, 3/4/97         5,983
       5,000    Bayerische Vereinsbank,
                  5.49%, 11/13/96                 5,001
                                               --------
                                                 15,984
                                               --------
Yankee Certificates of Deposit (19.7%):
      10,000    ABN-AMRO Bank N.V., 5.53%,
                  3/18/97....................     9,996
       5,000    Commerzbank, 5.66%, 4/24/97..     4,997
      10,000    Dresdner Bank, 5.05%,
                  2/26/97....................     9,999
      10,000    Deutsche Bank, 5.57%,
                  3/31/97....................    10,001
       5,000    Rabobank Nederland N.V.,
                  5.82% 8/14/96..............     5,000
      10,000    Sanwa Bank Ltd., 5.62%,
                  10/16/96...................    10,002
      10,000    Society Generale, 5.65%,
                  4/1/97.....................     9,993
       5,000    Society Generale, 5.80%,
                  4/15/97....................     5,002
      10,000    Sumitomo Bank Ltd., 5.48%,
                  8/26/96....................    10,000
       5,000    Sumitomo Bank Ltd., 5.46%,
                  9/3/96.....................     5,000
       5,000    Sumitomo Bank Ltd., 6.01%,
                  10/30/96...................     5,000
                                               --------
                                                 84,990
                                               --------
   Total Certificates of Deposit                100,974
                                               --------

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
                                               --------
COMMERCIAL PAPER/MASTER DEMAND NOTES (67.5%):
Automotive (6.9%):
     $ 5,000    Daimler-Benz North America
                  Corp., 5.35%, 1/6/97.......  $  4,876
       5,000    Daimler-Benz North America
                  Corp., 5.53%, 1/13/97......     4,873
       5,000    Ford Motor Credit Corp.,
                  5.27%, 8/13/96.............     4,991
      10,000    Ford Motor Credit Corp.,
                  5.34%, 8/15/96.............     9,979
       5,000    Ford Motor Credit Corp.,
                  5.42%, 9/6/96..............     4,973
                                               --------
                                                 29,692
                                               --------
Banking (9.2%):
       5,000    ANZ (De) Inc., 5.38%,
                  9/10/96....................     4,970
       5,000    ANZ (De) Inc., 5.40%,
                  9/9/96.....................     4,971
       5,000    ANZ (De) Inc., 5.47%,
                  10/9/96....................     4,948
       5,000    Abbey National North America
                  Inc., 5.54%, 9/25/96.......     4,958
       5,000    Abbey National North America
                  Inc., 5.40%, 12/4/96.......     4,906
       5,000    Commerzbank U.S. Finance
                  Inc., 5.35%, 8/8/96........     4,995
       5,000    Den Danske Corporation Inc.,
                  5.38%, 8/6/96..............     4,996
       5,000    Den Danske Corporation Inc.,
                  5.42%, 10/1/96.............     4,954
                                               --------
                                                 39,698
                                               --------

                                   Continued

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                                       35
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
                              Amounts in Thousands

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
COMMERCIAL PAPER/MASTER DEMAND NOTES,
  CONTINUED:
Business Credit Institutions (21.9%):
     $10,000    Alpha Finance Corp., 5.48%,
                  10/11/96...................  $  9,892
      10,000    Assets Securitization
                  Cooperative Corp., 5.37%,
                  8/5/96.....................     9,994
       5,000    Assets Securitization
                  Cooperative Corp., 5.40%,
                  9/17/96....................     4,965
       5,000    Beta Finance Inc., 5.53%,
                  1/3/97.....................     4,881
      10,000    Ciesco, L.P., 5.26%,
                  8/16/96....................     9,978
       5,000    Ciesco, L.P., 5.32%,
                  9/9/96.....................     4,971
       5,200    Corporate Receivables Corp.,
                  5.35%, 8/22/96.............     5,184
      10,000    Corporate Receivables Corp.,
                  5.40%, 9/12/96.............     9,937
       5,000    Corporate Receivables Corp.,
                  5.42%, 10/8/96.............     4,949
       5,000    CXC, Inc., 5.38%, 8/1/96.....     5,000
      10,000    CXC, Inc., 5.40%, 9/3/96.....     9,950
       5,000    Falcon Asset Securitization
                  Corp., 5.40%, 8/19/96......     4,986
       5,000    Falcon Asset Securitization
                  Corp., 5.55%, 1/21/97......     4,867
       5,000    Jet Funding Corp., 5.50%,
                  9/30/96....................     4,954
                                               ---------
                                                 94,508
                                               ---------
Electronic & Electrical--General (4.6%):
      10,000    Panasonic Finance Inc.,
                  5.38%, 9/9/96..............     9,942
      10,000    Panasonic Finance Inc.,
                  5.34%, 9/17/96.............     9,930
                                               ---------
                                                 19,872
                                               ---------
    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
COMMERCIAL PAPER/MASTER DEMAND NOTES,
  CONTINUED:
Insurance (1.2%):
     $ 5,000    TransAmerica Corp., 5.36%,
                  8/9/96.....................  $  4,994
                                               ---------
Mining (1.1%):
       5,000    RTZ America Inc., 5.30%,
                  8/22/96....................     4,985
                                               ---------
Multiple Industry (6.9%):
      10,000    BTR Dunlop Finance Inc.,
                  5.37%, 8/7/96..............     9,991
       5,000    BTR Dunlop Finance Inc.,
                  5.27%, 8/26/96.............     4,982
       5,000    BTR Dunlop Finance Inc.,
                  5.40%, 9/16/96.............     4,965
      10,000    General Electric Capital
                  Corp., 5.29%, 9/5/96.......     9,949
                                               ---------
                                                 29,887
                                               ---------
Retail (3.5%):
       5,000    J.C. Penney Funding Corp.,
                  5.38%, 8/7/96..............     4,996
      10,000    J.C. Penney Funding Corp.,
                  5.34%, 8/29/96.............     9,958
                                               ---------
                                                 14,954
                                               ---------
Technology (1.7%):
       7,200    Hewlett Packard Co., 5.29%,
                  8/27/96....................     7,172
                                               ---------
Tobacco & Tobacco Products (1.2%):
       5,000    B.A.T. Capital Corp., 5.33%,
                  8/16/96....................     4,989
                                               ---------

                                   Continued

                                      LOGO
                                       36
LOGO                    DIVERSIFIED OBLIGATIONS FUND

                                 JULY 31, 1996
                              Amounts in Thousands

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
COMMERCIAL PAPER/MASTER DEMAND NOTES,
  CONTINUED:
Trading Company (3.5%):
     $10,000    Cargill Financial Services
                  Corp. 5.33%, 8/16/96.......  $  9,978
       5,000    Cargill Inc., 5.35%,
                  8/2/96.....................     4,999
                                               ---------
                                                 14,977
                                               ---------
Telecommunications (3.5%):
      10,000    AT&T Corp., 5.30%, 8/8/96....     9,990
       5,000    AT&T Corp., 5.42%, 9/18/96...     4,964
                                               ---------
                                                 14,954
                                               ---------
Utility (2.3%):
      10,000    National Rural Utilities
                  Co-op. Finance Corp.,
                  5.37%, 8/9/96..............     9,988
                                               ---------
   Total Commercial Paper / Master Demand
    Notes                                       290,670
                                               ---------
MEDIUM TERM NOTES/CORPORATE BONDS (2.9%):
Banking (2.3%):
      10,000    Sanwa Business Credit Corp.,
                  5.56%, 12/4/96 *...........    10,000
                                               ---------
    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
Manufacturing--Consumer Goods (0.6%):
     $ 2,500    Gillette Co., 4.75%,
                  8/15/96....................  $  2,499
                                               ---------
   Total Medium Term Notes/Corporate Bonds
                                                 12,499
                                               ---------
U.S. TREASURY BILLS (2.3%):
      10,000    4.62%, 2/6/97................     9,757
                                               ---------
   Total U.S. Treasury Bills                      9,757
                                               ---------
   Total Investments, at value                  413,900
                                               ---------
REPURCHASE AGREEMENTS (5.0%);
      21,502    C.S. First Boston Corp.,
                  5.62%, 8/1/96
                  (Collateralized by 18,006
                  U.S. Treasury Bonds, 8.75%,
                  8/15/20, market value
                  $21,970)...................    21,502
                                               ---------
   Total Repurchase Agreements                   21,502
                                               ---------
   Total                                       $435,402 (a)
                                               ==========

------------
Percentages indicated are based on net assets of $430,727.

(a) Cost for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on July 31, 1996.

                       See notes to financial statements.

                                      LOGO
                                       37
LOGO                                         DIVERSIFIED OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

  PRINCIPAL               SECURITY             AMORTIZED
   AMOUNT                DESCRIPTION             COST
-------------   -----------------------------  ---------
U.S. TREASURY BILLS (4.3%):
     $10,000    4.62%, 2/6/97................  $  9,757
                                               --------
   Total U.S. Treasury Bills                      9,757
                                               --------
U.S. GOVERNMENT AGENCIES (78.6%):
Federal Home Loan Bank:
       7,500    Discount note, 5.32%,
                  8/14/96....................     7,486
       5,000    Discount note, 5.22%,
                  8/20/96....................     4,986
       5,000    Discount note, 5.31%,
                  9/25/96....................     4,959
       5,000    Discount note, 5.19%,
                  10/15/96...................     4,946
       5,000    Discount note, 5.37%,
                  11/1/96....................     4,931
       5,000    Discount note, 5.25%,
                  11/4/96....................     4,931
       5,000    Discount note, 5.19%,
                  1/14/97....................     4,881
       5,000    Discount note, 5.21%,
                  1/21/97....................     4,875
       4,610    5.26%, 1/29/97...............     4,610
Federal Home Loan Mortgage Corp.:
       5,000    Discount note, 5.34%,
                  9/16/96....................     4,966
Federal National Mortgage Assoc.:
       5,000    Discount note, 5.30%,
                  8/1/96.....................     5,000
       5,000    Discount note, 5.25%,
                  8/15/96....................     4,990
       5,000    Discount note, 5.24%,
                  8/21/96....................     4,985
       5,000    Discount note, 5.33%,
                  9/9/96.....................     4,971
       5,000    Discount note, 5.35%,
                  9/10/96....................     4,970
       5,000    Discount note, 5.34%,
                  9/11/96....................     4,970
      10,000    Discount note, 5.27%,
                  9/17/96....................     9,931
       5,000    Discount note, 5.26%,
                  9/23/96....................     4,961
       5,540    Discount note, 5.30%,
                  9/24/96....................     5,496

  PRINCIPAL               SECURITY             AMORTIZED
   AMOUNT                DESCRIPTION             COST
-------------   -----------------------------  ---------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Federal National Mortgage Assoc., continued:
     $ 5,000    Discount note, 5.38%,
                  10/15/96...................  $  4,944
       5,000    Discount note, 5.29%,
                  12/6/96....................     4,907
       6,940    7.60%, 1/10/97...............     6,999
      20,000    5.30%, 5/5/97 *..............    19,987
Overseas Private Investment Corp.:
      20,000    5.40%, 1/15/09 *.............    20,000
Student Loan Marketing Assoc.:
      10,000    5.57%, 9/23/96 *.............     9,999
      10,000    5.49%, 7/18/97 *.............    10,000
                                               --------
   Total U.S. Government Agencies               178,681
                                               --------
   Total Investments, at value                  188,438
                                               --------
REPURCHASE AGREEMENTS (17.2%):
      39,183    C. S. First Boston Corp.,
                  5.62%, 8/1/96
                (Collateralized by 32,811
                U.S. Treasury Bonds,
                8.75%, 8/15/20, market
                value--$40,034)..............    39,183
                                               --------
   Total Repurchase Agreements                   39,183
                                               --------
   Total                                       $227,621 (a)
                                               ========

------------

Percentages indicated are based on net assets of $227,197.

(a) Cost for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 1996.

                       See notes to financial statements.

                                      LOGO
                                       38
LOGO                    U.S. GOVERNMENT OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
U.S. TREASURY BILLS (85.5%):
     $ 1,355    4.99%, 8/1/96*...............  $  1,355
      15,000    5.00%, 8/8/96*...............    14,985
       2,303    5.01%, 8/8/96*...............     2,301
       2,226    5.02%, 8/8/96*...............     2,224
       5,000    5.03%, 8/8/96*...............     4,995
       5,000    5.04%, 8/8/96*...............     4,995
      10,192    4.96%, 8/15/96*..............    10,172
       7,425    5.01%, 8/15/96*..............     7,411
       5,000    5.03%, 8/15/96*..............     4,990
       2,777    5.04%, 8/15/96*..............     2,772
       1,067    4.95%, 8/22/96*..............     1,064
      10,000    4.98%, 8/22/96*..............     9,971
      10,000    5.02%, 8/22/96*..............     9,971
       2,000    5.48%, 8/22/96*..............     1,993
       2,500    5.50%, 8/22/96*..............     2,492
       4,744    4.98%, 8/29/96*..............     4,725
      10,000    5.05%, 8/29/96*..............     9,961
       2,023    5.04%, 9/5/96*...............     2,013
         312    5.06%, 9/5/96*...............       310
       4,572    5.07%, 9/5/96*...............     4,550
         865    5.08%, 9/5/96*...............       861
      15,000    5.10%, 9/5/96*...............    14,925
       3,640    5.04%, 9/12/96*..............     3,618
         892    5.07%, 9/12/96*..............       887
       5,000    5.10%, 9/12/96*..............     4,970
       7,703    5.11%, 9/12/96*..............     7,657
       5,225    5.12%, 9/12/96*..............     5,193
         385    5.07%, 9/19/96*..............       382
       6,651    5.09%, 9/19/96*..............     6,605
       5,410    5.11%, 9/19/96*..............     5,373
       4,828    5.13%, 9/19/96*..............  $  4,794

    PRINCIPAL             SECURITY             AMORTIZED
     AMOUNT              DESCRIPTION             COST
    ---------   -----------------------------  ---------
U.S. TREASURY BILLS, CONTINUED:
     $ 5,936    5.14%, 9/19/96*..............     5,895
       5,000    5.04%, 10/3/96*..............     4,956
       1,227    5.09%, 10/3/96*..............     1,216
       3,162    5.11%, 10/3/96*..............     3,134
       3,077    5.11%, 10/10/96*.............     3,046
       5,000    5.15%, 10/10/96*.............     4,950
       5,000    5.05%, 10/17/96*.............     4,946
       2,034    5.09%, 10/17/96*.............     2,012
       7,639    5.11%, 10/17/96*.............     7,556
       4,000    5.07%, 10/24/96*.............     3,953
       5,000    5.12%, 10/24/96*.............     4,940
       5,000    5.34%, 1/9/97*...............     4,881
       5,000    5.24%, 1/23/97*..............     4,873
       5,000    4.91%, 2/6/97*...............     4,871
       5,000    5.11%, 2/6/97*...............     4,866
       5,000    5.16%, 4/3/97*...............     4,825
       5,000    5.32%, 4/3/97*...............     4,819
                                               --------
 Total U.S. Treasury Bills                      234,254
                                               --------
U.S. TREASURY NOTES (12.8%):
      10,000    7.25%, 8/31/96...............    10,013
      10,000    7.25%, 8/31/96...............    10,011
      10,000    6.63%, 3/31/97...............    10,072
       5,000    6.50%, 4/30/97...............     5,031
                                               --------
 Total U.S. Treasury Notes                       35,127
                                               --------
U.S. TREASURY STRIPS (1.8%):
       5,000    5.12%, 11/15/96*.............     4,925
                                               --------
 Total U.S. Treasury Strips                       4,925
                                               --------
 Total                                         $274,306 (a)
                                               ========

------------
Percentages indicated are based on net assets of $273,963.

(a) Cost for federal income tax and financial reporting purposes are the same.

* Discount yield at date of purchase.

                       See notes to financial statements.

                                      LOGO
                                       39
LOGO                                  100% U.S. TREASURY OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

SHARES OR
PRINCIPAL                                        SECURITY                                        AMORTIZED
 AMOUNT                                         DESCRIPTION                                        COST
---------   -----------------------------------------------------------------------------------  ---------
MUNICIPAL SECURITIES $(90.1%):
California (90.1%)
 $ 5,025    Contra Costa County, Park Regency, Series 1992, 3.70%, 8/1/32, AMT*................  $  5,025
   2,500    Department of Water Resources, 3.35%, 11/29/96.....................................     2,500
   3,300    Health Facilities Authority, Enloe Memorial Hospital, 3.00%, 1/1/16*...............     3,300
   6,800    Health Facilities Authority, Memorial Health Services, 3.25%, 10/1/24*.............     6,800
   6,600    Health Finance Authority, Catholic Healthcare West, 3.25%, 7/1/05*.................     6,600
     900    Health Finance Authority, Catholic Healthcare West, 3.25%, 7/1/09*.................       900
   6,900    Health Finance Authority, Kaiser Permanente Series, 3.25%, 5/1/28*.................     6,900
   1,700    Health Finance Authority, Pooled Program, Series 1990 A, 3.40%, 9/1/20*............     1,700
   2,400    Health Finance Authority, Pooled Program, Series B, 3.40%, 10/1/10*................     2,400
   1,200    Health Finance Authority, Santa Barbara Cottage, 3.25%, 9/1/15*....................     1,200
   1,000    Health Finance Authority, Santa Barbara Cottage, Series B, 3.25%, 9/1/05*..........     1,000
   1,200    Kern County Public Facilities, Project Series B, 3.35%, 8/1/06*....................     1,200
   1,700    Lancaster Multi-Family Housing, Westwood Park Apartments, 3.40%, 12/1/07*..........     1,700
   6,800    Los Angeles County Metro Transportation Authority, Union Station Gateway Project,       6,800
              3.25%, 7/2/25*...................................................................
   4,700    Los Angeles County Transportation, 3.40%, 7/1/12*..................................     4,700
     700    Los Angeles Multi-Family Housing, Crescent Gardens, 3.40%, 7/1/14*.................       700
   3,700    Los Angeles Multi-Family Housing, Series K, 3.25%, 7/1/10*.........................     3,700
   7,500    Los Angeles Multi-Family Housing, Southpark Apartment Project, 3.55%, 12/1/05*.....     7,500
   3,700    Metropolitan Water District of Southern California, 3.25%, 6/1/23..................     3,700
   2,800    Oxnard Housing Authority, Seawood Apartments Project, 3.65%, 12/1/20, AMT*.........     2,800
   7,200    Pollution Control Finance Authority, Burney Forest 1988, 3.70%, 9/1/20, AMT*.......     7,200
   1,900    Pollution Control Finance Authority, Delano Project 1989, 3.65%, 8/1/19, AMT*......     1,900
   2,310    Pollution Control Finance Authority, Delano Project 1990, 3.65%, 8/1/19, AMT*......     2,310
   3,000    Pollution Control Finance Authority, Delano Project 1991, 3.65%, 8/1/19, AMT*......     3,000
   2,600    Pollution Control Finance Authority, Honey Lake Power Project, Series 88, 3.65%,
              9/1/18, AMT......................................................................     2,600
   1,700    Pollution Control Finance Authority, North County Recycling Center, Series B,
              3.40%, 7/1/17*...................................................................     1,700
     500    Pollution Control Finance Authority, Pacific Gas & Electric, Series 88C, 3.35%,
              8/15/96..........................................................................       500

                                   Continued

                                      LOGO
                                       40
LOGO                    CALIFORNIA TAX-FREE FUND

                                 JULY 31, 1996
                              Amounts in Thousands

SHARES OR
PRINCIPAL                                        SECURITY                                        AMORTIZED
 AMOUNT                                         DESCRIPTION                                        COST
                                                                                                 --------
                                                               MUNICIPAL SECURITIES, CONTINUED:
                                                                         California, continued:
 $ 3,200    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.55%,  $  3,200
              9/24/96..........................................................................
   1,000    Pollution Control Finance Authority, Southern California Edison, Series 85D, 3.35%,     1,000
              9/10/96..........................................................................
   2,600    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.55%,     2,600
              9/6/96...........................................................................
     500    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.60%,       500
              1/15/97..........................................................................
   1,550    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.15%,     1,550
              8/1/96...........................................................................
     500    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.20%,       500
              9/10/96..........................................................................
   4,000    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.35%,     4,000
              10/1/96..........................................................................
   1,200    Pollution Control Finance Authority, Southern California Edison, Series 85C, 3.45%,     1,200
              11/14/96.........................................................................
   1,100    Pollution Control Finance Authority, Southern California Edison, Series 86A, 3.40%,     1,100
              2/28/08*.........................................................................
   1,400    Pollution Control Finance Authority, Southern California Edison, Series 86B, 3.40%,     1,400
              2/28/08*.........................................................................
   2,000    Pollution Control Finance Authority, Southern California Edison, Series 86C, 3.40%,     2,000
              2/28/08..........................................................................
   2,200    Pollution Control Finance Authority, Southern California Edison, Series 86D, 3.40%,     2,200
              2/28/08..........................................................................
   2,200    Sacramento County Multi-Family Housing Authority, River Oaks Apartments, 3.55%,         2,200
              9/15/07*.........................................................................
   5,000    San Bernardino County, TRANs, 4.50%, 6/30/97.......................................     5,027
     500    San Jose, Multi-Family Housing, Somerset Park, 3.55%, 11/1/17, AMT*................       500
   2,900    SCAPPA, Revenue, 91 Refunding Series, 3.40%, 7/1/19*...............................     2,900
   3,000    State of California, Tax Exempt Commercial Paper, 3.10%, 8/7/96....................     3,000
   1,000    State of California, Tax Exempt Commercial Paper, 3.35%, 11/14/96..................     1,000
   2,000    State of California, Tax Exempt Commercial Paper, 3.55%, 9/13/96...................     2,000
   6,865    Statewide Community Development Authority, Series 95A, 3.45%, 5/15/25*.............     6,866
     900    Vacaville Multi-Family Housing, The Sycamores Apartments, 3.40%, 4/1/05*...........       900
   1,000    Walnut Creek Multi-Family Housing, Creekside Drive Apartments, 3.40%, 4/1/07*......     1,000
                                                                                                 --------
   Total Municipal Securities                                                                     136,978
                                                                                                 --------

                                   Continued

                                      LOGO
                                       41
LOGO                                             CALIFORNIA TAX-FREE FUND

                                 JULY 31, 1996
                              Amounts in Thousands

SHARES OR
PRINCIPAL                                        SECURITY                                        AMORTIZED
 AMOUNT                                         DESCRIPTION                                        COST
---------   -----------------------------------------------------------------------------------  ---------
INVESTMENT COMPANIES $(7.6%):
   5,214    Goldman Sachs California Tax-Exempt Money Market Fund..............................  $  5,214
   6,312    Provident California Money Market Fund.............................................     6,312
                                                                                                 --------
  Total Investment Companies                                                                       11,526
                                                                                                 --------
  Total                                                                                          $148,504 (a)
                                                                                                 ========

------------
Percentages indicated are based on net assets of $151,979.

(a)  Cost for federal income tax and financial reporting purposes are the same.
  *  Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 1996.
   AMT      Alternative Minimum Tax Paper
   TRANs    Tax Revenue Anticipation Notes

                       See notes to financial statements.

                                      LOGO
                                       42
LOGO                    CALIFORNIA TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

    SHARES OR
    PRINCIPAL                                       SECURITY                                        AMORTIZED
     AMOUNT                                        DESCRIPTION                                        COST
    ---------   ---------------------------------------------------------------------------------   ---------
MUNICIPAL SECURITIES (90.4%):
Arizona (4.8%):
       $1,200   Maricopa County, PCR, Southern California Edison,
                  Series D, 3.25%, 12/1/09.......................................................    $ 1,200
          500   Maricopa County, PCR, Southern California Edison,
                  Series D, 3.35%, 12/1/09.......................................................        500
          400   Maricopa County, PCR, Southern California Edison,
                  Series 85F, 3.50%, 2/1/09......................................................        400
                                                                                                     -------
                                                                                                       2,100
                                                                                                     -------
California (22.7%):
          700   Health Facilities Finance Authority Revenue,
                  Kaiser Permanente Series B, 3.24%, 5/1/28......................................        700
        1,000   Health Facilities Finance Authority Revenue,
                  Memorial Health Services, 3.24%, 10/1/24.......................................      1,000
          100   Los Angeles County Metro Transportation Authority,
                  Union Station Gateway Project, 3.24%, 7/1/25...................................        100
          200   Los Angeles MFH Crescent Gardens Apartments, 3.40%, 7/1/14.......................        200
        1,700   Los Angeles MFH, Series K, 3.49%, 7/1/10.........................................      1,700
          400   Los Angeles MFH, Southpark Apartment Project, 3.54%,
                  12/1/05........................................................................        400
          100   Pollution Control Finance Authority,
                  Burney Forest 1988, 3.70%, 9/1/20, AMT.........................................        100
        1,390   Pollution Control Finance Authority,
                  Delano Project 1990, 3.65%, 8/1/19.............................................      1,390
          200   Pollution Control Finance Authority Revenue,
                  Southern California Edison, Series 85C, 3.15%, 3/1/08..........................        200
          500   Pollution Control Finance Authority Revenue,
                  Southern California Edison, Series 85C, 3.20%, 3/1/08..........................        500
        1,200   Pollution Control Finance Authority Revenue,
                  Southern California Edison, Series 85D, 3.20%, 3/1/08..........................      1,200
          250   Pollution Control Finance Authority Revenue,
                  Southern California Edison, Series 88C, 3.40%, 10/1/20.........................        250

                                   Continued

                                      LOGO
                                       43
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
                              Amounts in Thousands

    SHARES OR
    PRINCIPAL                                       SECURITY                                        AMORTIZED
     AMOUNT                                        DESCRIPTION                                        COST
    ---------   ---------------------------------------------------------------------------------    -------
MUNICIPAL SECURITIES, CONTINUED:
California, continued:
       $1,000   San Bernardino County, TRANS, 4.50%, 6/30/97.....................................    $ 1,005
        1,000   State of California, Tax Exempt Commercial Paper, 3.50%, 10/24/96................      1,000
          300   Statewide Community Development Authority,
                  Series 95A, 3.45%, 5/15/25.....................................................        300
                                                                                                     -------
                                                                                                      10,045
                                                                                                     -------
Florida (6.1%):
          800   Broward County Housing Authority, Welleby Apartments
                  Project, 3.70%, 12/1/06........................................................        800
        1,900   Indian Trace Community Development, Water
                  Management Special Benefit, 3.54%, 11/1/99.....................................      1,900
                                                                                                     -------
                                                                                                       2,700
                                                                                                     -------
Hawaii (4.1%):
        1,800   Hawaii State Housing Finance, Affordable Rental
                  Housing, Series A, 3.54%, 7/1/27...............................................      1,800
                                                                                                     -------
Illinois (4.0%):
          300   Illinois Health Facilities Finance Authority, Methodist
                  Medical Center, Series 1985B, 3.65%, 10/1/14...................................        300
        1,485   Illinois Housing Development Authority, MFH,
                  Revenue, 4.15%, 2/1/24.........................................................      1,485
                                                                                                     -------
                                                                                                       1,785
                                                                                                     -------
Indiana (4.7%):
          600   City of Sullivan, PCR, Hoosier 85, 3.65%, 9/24/96................................        600
        1,000   Jasper County, PCR Indiana Public Services, 3.65%, 11/1/16.......................      1,000
          500   Jasper County, PCR, Indiana Public Services,
                  Series 1988C, 3.25%, 11/1/16...................................................        500
                                                                                                     -------
                                                                                                       2,100
                                                                                                     -------
Kentucky (2.0%):
          885   Clark County, PCR, East Kentucky Power Co-Op,
                  3.40%, 10/15/96................................................................        885
                                                                                                     -------

                                   Continued

                                      LOGO
                                       44
LOGO                    TAX-FREE FUND

                                 JULY 31, 1996
                              Amounts in Thousands

    SHARES OR
    PRINCIPAL                                       SECURITY                                        AMORTIZED
     AMOUNT                                        DESCRIPTION                                        COST
    ---------   ---------------------------------------------------------------------------------    -------
MUNICIPAL SECURITIES, CONTINUED:
Louisiana (3.8%):
       $1,700   Public Facilities
                  Authority for Kenner Hotel, Ltd., 3.65%, 12/1/15...............................    $ 1,700
                                                                                                     -------
Minnesota (0.2%):
          100   Hubbard County Solid Waste Disposal Revenue,
                  Potlatch Corp. Project, Series 1, 3.70%, 8/1/14................................        100
                                                                                                     -------
Missouri (2.7%):
        1,200   St. Charles, Sun River Village Apartments, 3.65%, 12/1/07........................      1,200
                                                                                                     -------
Nevada (4.3%):
        1,900   Clark County Airport, Sub Lien Revenue, Series
                  1995A-1, 3.54%, 7/1/25.........................................................      1,900
                                                                                                     -------
New Mexico (4.3%):
        1,900   Albuquerque Airport Revenue, Sub Lien Revenue,
                  Series 1995, 3.54%, 7/1/14.....................................................      1,900
                                                                                                     -------
New York (4.5%):
          200   GO, Series 1993, 3.70%, 10/1/20..................................................        200
          200   GO, Series 1993, 3.70%, 10/1/22..................................................        200
        1,600   Triborough Bridge Authority, 3.40%, 1/1/24.......................................      1,600
                                                                                                     -------
                                                                                                       2,000
                                                                                                     -------
Oregon (4.0%):
        1,760   Port Morrow Revenue, Portland General Electric
                  Co., Series A, 3.70%, 10/1/13..................................................      1,760
                                                                                                     -------
Pennsylvania (0.5%):
          200   Lehigh County Industrial Development Authority, PCR,
                  Allegheny Electric Co-Op, Inc., Series A, 3.40%, 12/1/15.......................        200
                                                                                                     -------
Rhode Island (0.9%):
          400   State Student Loan Authority, Student Loan Revenue,
                  Series 1995, 3.70%, 7/1/19.....................................................        400
                                                                                                     -------
Texas (4.6%):
        2,040   Amoco Gulf Coast Waste Disposal, 3.65%, 10/1/17..................................      2,040
                                                                                                     -------

                                   Continued

                                      LOGO
                                       45
LOGO                                                        TAX-FREE FUND

                                 JULY 31, 1996
                              Amounts in Thousands

    SHARES OR
    PRINCIPAL                                       SECURITY                                        AMORTIZED
     AMOUNT                                        DESCRIPTION                                        COST
    ---------   ---------------------------------------------------------------------------------   ---------
MUNICIPAL SECURITIES, CONTINUED:
Utah (2.3%):
       $1,000   Emery County, PCR, Pacific Corp. Project, 3.60%, 7/1/15..........................    $ 1,000
                                                                                                     -------
Virginia (8.8%):
        2,100   Alexandria Redevelopment & Housing Authority,
                  MFH Revenue, Crystal City Apartments
                  Project, 3.65%, 12/15/18.......................................................      2,100
          100   Amelia County Industrial Development Authority,
                  Chambers Waste Power Project, Series 1991, 3.85%,
                  7/1/07.........................................................................        100
        1,700   Charles County Industrial Development Authority,
                  Chamber Development of Virginia Inc. Project, 3.85%,
                  10/1/04........................................................................      1,700
                                                                                                     -------
                                                                                                       3,900
                                                                                                     -------
Wyoming (1.1%):
          500   Sweetwater County, PCR, Pacific Corp. Project,
                  Series 1990A, 3.49%, 7/1/15....................................................        500
                                                                                                     -------
   Total Municipal Securities                                                                         40,015
                                                                                                     -------
INVESTMENT COMPANIES (9.0%):
        1,851   Goldman Sachs Tax Exempt National Fund...........................................      1,851
        2,128   SEI Institutional Tax Exempt Money Market Fund...................................      2,128
                                                                                                     -------
   Total Investment Companies                                                                          3,979
                                                                                                     -------
  Total                                                                                              $43,994(a)
                                                                                                     =======

------------
Percentages indicated are based on total net assets of $44,257.

(a) Cost for federal income tax and financial reporting purposes are the same.

   AMT      Alternative Minimum Tax Paper
   GO       General Obligation
   MFH      Multi-Family Housing
   PCR      Pollution Control Revenue
   TRANs    Tax Revenue Anticipation Notes

                       See notes to financial statements.

                                      LOGO
                                       46
LOGO                    TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
ASSET BACKED SECURITIES (17.4%):
     $   374    Advanta Mortgage Loan Trust,
                  7.90%, 3/25/07...............  $   375
       1,000    Carco Auto Loan Master Trust,
                  Series 1994-2, 7.88%,
                  8/15/97......................    1,018
         860    Carco Auto Loan Master Trust,
                  Series 1991-3,
                  7.88%,3/15/98................      869
       1,125    Contimortgage Home Equity Loan
                  Trust, 8.09%, 9/15/09........    1,144
       1,000    Contimortgage Home Equity Loan
                  Trust, 8.05%, 7/15/12........    1,016
       1,200    EQCC Home Equity Loan Trust,
                  7.80%, 12/15/10..............    1,196
       1,250    Green Tree Financial Corp.,
                  6.80%, 1/15/26...............    1,221
         500    MBNA Credit Card, 7.25%,
                  6/15/99......................      502
         738    Mid State Trust 4, 8.33%,
                  4/1/30.......................      765
         531    Premier Auto Receivable Trust,
                  4.90%, 10/15/98..............      525
       1,000    Standard Credit Card Master
                  Trust, 4.65%, 3/7/99.........      987
         600    UCFC Home Equity Loan, 7.78%,
                  12/10/06.....................      608
         496    UFSB Grantor Trust, 5.08%,
                  5/15/00......................      489
                                                 -------
  Total Asset Backed Securities                   10,715
                                                 -------
COLLATERALIZED MORTGAGE OBLIGATIONS (14.4%):
Bear Stearns Secured Investors:
         500    7.50%, 1/20/99.................      504
Country Wide Mortgage:
       1,021    6.75%, 3/25/08.................      995
Federal Home Loan Mortgage Corp.:
       1,500    6.25%, 1/15/24.................    1,347

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Federal National Mortgage Assoc.:
     $ 2,000    6.20%, 9/25/02.................  $ 1,928
       1,500    6.50%, 3/25/13.................    1,421
GE Capital Mortgage Service, Inc.:
       1,850    6.50%, 1/25/24.................    1,740
Residential Funding Mortgage:
         950    6.75%, 11/25/07................      910
                                                 -------
  Total Collateralized Mortgage Obligations        8,845
                                                 -------
CORPORATE BONDS (24.7%):
Automotive (3.9%):
       2,290    General Motors Acceptance
                  Corp., 8.00%, 10/1/99........    2,364
                                                 -------
Banking (5.2%):
       1,785    Bank of America, 6.00%,
                  7/15/97......................    1,779
         600    Citicorp, 6.75%, 8/15/05.......      572
         900    U.S. Bancorp, 6.75%,
                  10/15/05.....................      858
                                                 -------
                                                   3,209
                                                 -------
Computer Hardware (1.4%):
         800    IBM Corp., 8.38%, 11/1/19......      861
                                                 -------
Financial Services (1.0%):
         650    Golden West Financial, 6.70%,
                  7/1/02.......................      634
                                                 -------
Governments (Foreign) (2.7%):
         825    Hydro-Quebec, 8.05, 7/7/24.....      869
         785    Norske Hydro, 7.75, 6/15/23....      786
                                                 -------
                                                   1,655
                                                 -------
Industrial Goods & Services (1.3%):
         860    Caterpillar Tractor Co., 6.00%,
                  5/1/07.......................      772
                                                 -------
Retail Stores (5.8%):
         980    J.C. Penney Inc., 6.00%,
                  5/1/06.......................      883
         900    Sears Roebuck Co., 9.25%,
                  8/1/97.......................      925

                                   Continued

                                      LOGO
                                       47
LOGO                                                            BOND FUND

                                 JULY 31, 1996
                              Amounts in Thousands

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
CORPORATE BONDS, CONTINUED:
Retail Stores, continued:
     $ 1,850    Wal-Mart Stores, 6.38,
                  3/1/03.......................  $ 1,785
                                                 -------
                                                   3,593
                                                 -------
Telecommunications (3.4%):
       1,500    Bell Atlantic-Maryland, 8.00%,
                  10/15/29.....................    1,581
         500    New England Telephone &
                  Telegraph, 7.88%, 11/15/29...      524
                                                 -------
                                                   2,105
                                                 -------
  Total Corporate Bonds                           15,193
                                                 -------
U.S. GOVERNMENT AGENCIES (19.6%):
Federal Home Loan Bank:
         300    8.38%, 10/25/99................      315
Federal National Mortgage Assoc.:
       1,000    9.05%, 4/10/00.................    1,074
       1,750    5.45%, 10/10/03................    1,610
       1,625    6.50%, 3/1/24, Pool # 276510...    1,526
       1,659    8.50%, 5/1/25, Pool # 303300...    1,696
       1,018    6.50%, 5/1/26, Pool # 342718...      950
Government National Mortgage Association:
       1,836    6.50%, 6/15/23, Pool #
                  354601.......................    1,717
         616    6.50%, 12/15/23, Pool #
                  369270.......................      574
         823    7.50%, 1/15/24, Pool #
                  352844.......................      811
         157    7.50%, 1/15/24, Pool #
                  360285.......................      154
          34    7.50%, 1/15/24, Pool #
                  362734.......................       34
         299    7.50%, 1/15/24, Pool #
                  368677.......................      294

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc., continued:
     $   371    7.50%, 2/15/24, Pool #
                  353297.......................  $   366
          70    7.50%, 2/15/24, Pool #
                  336245.......................       69
         906    7.00%, 4/15/24, Pool #
                  392055.......................      869
                                                 -------
  Total U.S. Government Agencies                  12,059
                                                 -------
U.S. TREASURY BONDS (16.4%):
       1,500    10.38%, 11/15/12...............    1,894
       2,500    7.25%, 5/15/16.................    2,546
       2,360    8.75%, 8/15/20.................    2,804
       2,800    7.13%, 2/15/23.................    2,813
                                                 -------
  Total U.S. Treasury Bonds                       10,057
                                                 -------
U.S. TREASURY NOTES (3.1%):
       1,000    8.13%, 2/15/98.................    1,029
         430    9.00%, 5/15/98.................      450
         420    8.50%, 11/15/00................      451
                                                 -------
  Total U.S. Treasury Notes                        1,930
                                                 -------
  Total Investments, at value                     58,799
                                                 -------
REPURCHASE AGREEMENTS (3.6%):
       2,237    C.S. First Boston Corp., 5.62%,
                  8/1/96 (Collateralized by
                  2,046 U.S. Treasury Bonds,
                  8.75%, 11/15/08, market
                  value--$2,287)...............    2,237
                                                 -------
  Total Repurchase Agreements                      2,237
                                                 -------
  Total (Cost--$61,591)(a)                       $61,036
                                                 =======

------------
Percentages indicated are based on net assets of $61,531.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation............................................   $  816
                    Unrealized depreciation............................................   (1,371)
                                                                                          ------
                    Net unrealized depreciation........................................   $ (555)
                                                                                          ======

                       See notes to financial statements.

                                      LOGO
                                       48
LOGO                    BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
                              Amounts in Thousands

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
U.S. GOVERNMENT AGENCIES (95.7%):
Federal Home Loan Bank:
     $   240    9.25%, 11/25/98................  $   254
         200    9.30%, 1/25/99.................      212
          50    5.43%, 2/25/99.................       49
         660    6.31%, 4/6/99..................      656
         330    7.91%, 11/7/01.................      346
Federal Home Loan Mortgage Corp.:
         315    5.88%, 3/22/00.................      307
         240    6.22%, 3/24/03.................      231
Federal National Mortgage Assoc.:
         370    8.20%, 3/10/98.................      380
         255    4.88%, 10/15/98................      247
         215    9.55%, 3/10/99.................      230
         500    8.55%, 8/30/99.................      527

  PRINCIPAL                SECURITY              MARKET
   AMOUNT                 DESCRIPTION             VALUE
-------------   -------------------------------  -------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Federal National Mortgage Assoc., continued:
     $   320    9.05%, 4/10/00.................  $   344
         300    8.25%, 12/18/00................      317
         200    6.16%, 4/3/01..................      195
                                                 -------
  Total U.S. Government Agencies                   4,295
                                                 -------
  Total Investments, at value                      4,295
                                                 -------
REPURCHASE AGREEMENTS (2.7%):
         121    C.S. First Boston Corp., 5.62%,
                  8/1/96, (Collateralized by 99
                  U.S. Treasury Bonds, 10.38%
                  11/15/12, market
                  value--$126).................      121
                                                 -------
  Total Repurchase Agreements                        121
                                                 -------
  Total (Cost--$4,455)(a)                        $ 4,416
                                                 =======

------------

Percentages indicated are based on net assets of $4,490.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation.............................................   $  47
                    Unrealized depreciation.............................................     (86)
                                                                                           -----
                    Net unrealized depreciation.........................................   $ (39)
                                                                                           =====

                       See notes to financial statements

                                      LOGO
                                       49
LOGO                                                 GOVERNMENT BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS (97.8%):
Aerospace (2.0%):
       153,100    B.F. Goodrich Co...........  $  5,550
                                               --------
Banks (12.7%):
       213,650    Banc One Corp..............     7,398
        82,200    BankAmerica Corp...........     6,555
       122,800    Fleet Financial Group,
                    Inc......................     4,973
        77,900    J. P. Morgan & Co..........     6,699
        82,700    National City Corp.........     2,864
        95,050    U.S. Bancorp...............     3,256
        64,700    Wachovia Corp..............     2,863
                                               --------
                                                 34,608
                                               --------
Beverages (2.0%):
        72,000    Anheuser-Busch Co..........     5,382
                                               --------
Business Equipment & Services (0.6%):
        34,600    Pitney Bowes, Inc..........     1,678
                                               --------
Chemicals-Petroleum & Inorganic (2.1%):
        77,200    Dow Chemical Co............     5,742
                                               --------
Chemicals-Specialty (1.8%):
        55,200    Betz Labs, Inc.............     2,505
        83,500    Witco Corp.................     2,421
                                               --------
                                                  4,926
                                               --------
Commercial Goods & Services (1.2%):
        87,000    National Services
                    Industries, Inc..........     3,317
                                               --------
Consumer Goods & Services (1.2%):
        36,600    Clorox Co..................     3,326
                                               --------
Cosmetics & Toiletries (0.9%):
        56,300    International Flavors &
                    Fragrances, Inc..........     2,407
                                               --------
Electrical Equipment (1.0%):
        70,800    Thomas & Betts Corp........     2,584
                                               --------

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Environmental Services (0.3%):
        37,700    Browning-Ferris Industries,
                    Inc......................  $    844
                                               --------
Financial Services (3.2%):
       105,100    American General Corp......     3,652
        33,800    Beneficial Corp............     1,825
       106,700    Federal National Mortgage
                    Assoc....................     3,388
                                               --------
                                                  8,865
                                               --------
Food & Related (2.6%):
        94,300    General Mills, Inc.........     5,116
        63,150    H.J. Heinz Co..............     2,092
                                               --------
                                                  7,208
                                               --------
Forest & Paper Products (4.8%):
        43,700    Georgia-Pacific Corp.......     3,267
        92,470    International Paper Co.....     3,502
       154,700    Weyerhaeuser Co............     6,459
                                               --------
                                                 13,228
                                               --------
Health Care (5.9%):
        77,000    Bristol-Myers Squibb Co....     6,670
       102,000    Pharmacia & Upjohn Co......     4,208
        48,800    SmithKline Beecham PLC
                    ADR......................     2,623
        44,100    Warner-Lambert Co..........     2,403
                                               --------
                                                 15,904
                                               --------
Insurance-Life (0.8%):
        45,125    Jefferson Pilot Corp.......     2,369
                                               --------
Insurance-Multiline (1.8%):
        53,600    Marsh & McLennan Cos.,
                    Inc......................     4,857
                                               --------

                                   Continued

                                      LOGO
                                       50
LOGO                    INCOME EQUITY FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
-------------   -------------------------------  -------
COMMON STOCKS, CONTINUED:
Insurance-Property & Casualty (3.1%):
        42,500    Lincoln National Corp......  $  1,812
        78,300    SAFECO Corp................     2,696
        70,800    St. Paul Cos., Inc.........     3,664
                                               --------
                                                  8,172
                                               --------
Machinery & Equipment (1.2%):
        80,900    Cooper Industries, Inc.....     3,185
                                               --------
Medical Equipment & Supplies (0.6%):
        39,000    Baxter International,
                    Inc......................     1,623
                                               --------
Motor Vehicle Parts (0.9%):
        58,500    Genuine Parts Co...........     2,479
                                               --------
Motor Vehicles (0.9%):
        86,600    Chrysler Corp..............     2,457
                                               --------
Multiple Industry (3.1%):
        43,300    General Electric Co........     3,567
        76,000    Minnesota Mining &
                    Manufacturing Co.........     4,940
                                               --------
                                                  8,507
Petroleum-Domestic (4.5%):
        73,200    Atlantic Richfield Co......     8,491
        83,400    Dresser Industries Inc.....     2,252
        41,700    Phillips Petroleum Co......     1,647
                                               --------
                                                 12,390
                                               --------
Petroleum-Internationals (7.3%):
        95,300    Amoco Corp.................     6,373
        58,300    Chevron Corp...............     3,374
        52,300    Exxon Corp.................     4,302
        68,500    Texaco, Inc................     5,822
                                               --------
                                                 19,871
                                               --------
Publishing (0.9%):
        61,400    McGraw-Hill, Inc...........     2,395
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
-------------   -------------------------------  -------
COMMON STOCKS, CONTINUED:
Railroad (0.5%):
        20,500    Union Pacific Corp.........  $  1,404
                                               --------
Retail-General Merchandise (4.1%):
       173,100    J.C. Penney, Inc...........     8,612
        59,000    May Department Stores
                    Co.......................     2,647
                                               --------
                                                 11,259
                                               --------
Telecommunications (7.2%):
        25,600    Ameritech Corp.............     1,421
        67,300    Bell Atlantic Corp.........     3,979
        63,400    BellSouth Corp.............     2,599
       118,500    GTE Corp...................     4,888
        91,300    Nynex Corp.................     4,097
        86,170    U.S. West, Inc.............     2,618
                                               --------
                                                 19,602
                                               --------
Tobacco (6.5%):
        94,500    American Brands, Inc.......     4,300
        85,400    Phillip Morris Cos.,
                    Inc......................     8,935
       139,400    UST, Inc...................     4,635
                                               --------
                                                 17,870
                                               --------
Utilities-Electric (8.3%):
       123,400    Baltimore Gas & Electric
                    Co.......................     3,178
       115,400    Central & South West
                    Corp.....................     3,087
        36,600    Dominion Resources.........     1,377
        72,500    Florida Progress Corp......     2,429
        70,000    PacifiCorp.................     1,461
       118,900    Teco Energy, Inc...........     2,764
       102,400    Texas Utilities Co.........     4,301
       147,200    Wisconsin Energy Corp......     3,919
                                               --------
                                                 22,516
                                               --------

                                   Continued

                                      LOGO
                                       51
LOGO                                                   INCOME EQUITY FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities--Gas & Pipeline (3.8%):
       128,200    Consolidated Natural Gas
                    Co.......................  $  6,458
        44,100    Nicor, Inc.................     1,251
        51,500    Tenneco, Inc...............     2,537
                                               --------
                                                 10,246
                                               --------
  Total Common Stocks                           266,771
                                               --------
  Total Investments, at value                   266,771
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
REPURCHASE AGREEMENTS (1.8%):
    $4,857,527    C. S. First Boston Corp.,
                    5.62%, 8/1/96
                    (Collateralized by 3,888
                    U.S. Treasury Bonds,
                    10.38%, 11/15/12, market
                    value--$4,961)...........  $  4,858
                                               --------
  Total Repurchase Agreements                     4,858
                                               --------
  Total (Cost--$237,280)(a)                    $271,629
                                               ========

------------

Percentages indicated are based on net assets of $272,803.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $64 (amount in thousands). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation..........................................   $ 38,217
                    Unrealized depreciation..........................................     (3,932)
                                                                                        --------
                    Net unrealized appreciation......................................   $ 34,285
                                                                                         =======

ADR -- American Depository Receipt
PLC -- Public Limited Company

                       See notes to financial statements.

                                      LOGO
                                       52
LOGO                    INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
ASSET BACKED SECURITIES (4.0%)
    $  205,000    Carco Auto Loan Master
                    Trust, Series 1994-2,
                    7.88%, 3/15/98...........  $    207
       190,000    Carco Auto Loan Master
                    Trust, Series 1991-3,
                    7.88%, 8/15/97...........       194
       200,000    Contimortgage Home Equity
                    Loan Trust, 8.09%,
                    9/15/09..................       203
       200,000    Contimortgage Home Equity
                    Loan Trust, 7.44%,
                    9/15/12..................       197
       250,000    Green Tree Financial Corp.,
                    6.80%, 1/15/26...........       244
       400,000    Standard Credit Card
                    MasterTrust, 4.65%,
                    3/7/99...................       395
       165,324    UFSB Grantor Trust, 5.08%,
                    5/15/00..................       163
                                               --------
   Total Asset Backed Securities                  1,603
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.3%):
        86,516    Country Wide Mortgage,
                    6.75%, 3/25/08...........        84
       500,000    Federal Home Loan Mortgage
                    Corp., 6.25%, 1/15/24....       449
       250,000    GE Capital Mortgage
                    Service, Inc., 1994-1,
                    6.50%, 1/25/24...........       235
       175,000    Residential Funding
                    Mortgage, 6.75%,
                    11/25/07.................       168
                                               --------
   Total Collateralized Mortgage Obligations
                                                    936
                                               --------

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS (52.6%):
Aerospace (0.5%):
         5,800    B.F. Goodrich Co...........  $    210
                                               --------
Air Transportation (0.4%):
         1,300    Federal Express Corp.
                    (b)......................       101
         2,200    Southwest Airlines Co......        55
                                               --------
                                                    156
                                               --------
Banks (3.9%):
         2,970    Banc One Corp..............       103
         4,800    BankAmerica Corp...........       383
         3,300    Chase Manhattan Corp.......       229
         8,000    Fleet Financial Group,
                    Inc......................       324
         1,300    J.P. Morgan & Co...........       112
         3,300    National City Corp.........       114
         6,000    Norwest Corp...............       213
         2,400    Wachovia Corp..............       106
                                               --------
                                                  1,584
                                               --------
Beverages (2.5%):
         6,200    Anheuser-Busch Co..........       463
         5,600    Coca-Cola Co...............       263
         8,200    PepsiCo, Inc...............       259
                                               --------
                                                    985
                                               --------
Building Materials (0.4%):
         5,600    Masco Corp.................       156
                                               --------
Business Equipment & Services (0.6%):
         1,900    Dun & Bradstreet Corp......       109
         2,800    Pitney Bowes, Inc..........       136
                                               --------
                                                    245
                                               --------

                                   Continued

                                      LOGO
                                       53
LOGO                                                        BALANCED FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Chemicals--Petroleum & Inorganic (0.9%):
         1,400    Dow Chemical Co............  $    104
         1,400    duPont, (E.I.) de Nemours
                    Co.......................       113
         5,000    Monsanto Corp..............       156
                                               --------
                                                    373
                                               --------
Chemicals--Specialty (0.3%):
         3,000    Betz Labs, Inc.............       136
                                               --------
Commercial Goods & Services (0.3%):
         3,000    National Services
                    Industries, Inc..........       114
                                               --------
Computers--Main & Mini (0.5%):
         2,000    International Business
                    Machines Corp............       216
                                               --------
Computers (0.3%):
         2,800    Seagate Technology, Inc.
                    (b)......................       136
                                               --------
Computer Software (1.0%):
         1,900    Electronic Data Systems
                    Corp. (b)................       101
         1,300    Microsoft Corp. (b)........       153
         2,400    Shared Medical Systems
                    Corp.....................       132
                                               --------
                                                    386
                                               --------
Construction Materials (0.3%):
         3,700    Fleetwood Enterprises,
                    Inc......................       112
                                               --------
Cosmetics & Toiletries (0.8%):
         2,900    Colgate-Palmolive Co.......       228
         2,600    International Flavors &
                    Fragrances, Inc..........       111
                                               --------
                                                    339
                                               --------
Defense (0.7%):
         5,400    Raytheon Co................       262
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Electrical Equipment (4.5%):
         7,600    AMP, Inc...................  $    294
         2,600    Duracell International,
                    Inc......................       117
         2,500    Emerson Electric Co........       211
         7,700    General Electric Co........       634
         5,600    Intel Corp.................       421
         3,300    Thomas & Betts Corp........       120
                                               --------
                                                  1,797
                                               --------
Electronics (0.6%):
         4,800    Motorola, Inc..............       259
                                               --------
Electronic Instruments (0.4%):
         4,100    Texas Instruments, Inc.....       177
                                               --------
Environmental Services (0.3%):
         6,000    Browning-Ferris Industries,
                    Inc......................       134
                                               --------
Financial Services (1.2%):
         6,600    American General Corp......       230
         7,600    Federal National Mortgage
                    Assoc....................       241
                                               --------
                                                    471
                                               --------
Food & Related (1.6%):
         3,700    General Mills, Inc.........       201
         6,450    H. J. Heinz Co.............       213
         1,500    Hershey Foods Corp.........       123
         1,700    Ralston-Purina Co..........       107
                                               --------
                                                    644
                                               --------
Forest & Paper Products (1.4%):
         2,700    Georgia Pacific Corp.......       202
         2,200    International Paper Co.....        83

                                   Continued

                                      LOGO
                                       54
LOGO                    BALANCED FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Forest & Paper Products, continued:
         1,500    Kimberly Clark Corp........  $    114
         4,000    Weyerhaeuser Co............       167
                                               --------
                                                    566
                                               --------
Health Care--General (1.1%):
         2,500    Bristol-Myers Squibb Co....       217
         5,000    Johnson & Johnson..........       239
                                               --------
                                                    456
                                               --------
Hospital Supply & Management (0.5%):
         4,100    Columbia/HCA Healthcare
                    Corp.....................       210
                                               --------
Household--General Products (0.4%):
         6,100    Rubbermaid, Inc............       175
                                               --------
Insurance--Life (0.3%):
         2,250    Jefferson Pilot Corp.......       118
                                               --------
Insurance--Multiline (0.9%):
         1,761    Allstate Corp..............        79
         3,300    Marsh & McLennan
                    Cos., Inc................       299
                                               --------
                                                    378
                                               --------
Insurance--Property & Casualty (1.0%):
         1,500    General Re Corp............       220
         2,100    Hartford Steam Boiler
                    Inspection & Insurance
                    Co.......................        92
         1,900    St. Paul Cos., Inc.........        98
                                               --------
                                                    410
                                               --------
Machinery & Equipment (0.5%):
         4,300    Snap-On, Inc...............       191
                                               --------
Manufacturing (0.7%):
           500    Imation Corp. (b)..........        11
         2,700    Ingersoll-Rand Co..........       115
         2,500    Service Corp.
                    International............       138
                                               --------
                                                    264
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Medical Equipment & Supplies (0.5%):
         5,000    Baxter International,
                    Inc......................  $    208
                                               --------
Motor Vehicle Parts (0.3%):
         2,400    Genuine Parts Co...........       102
                                               --------
Motor Vehicles (0.5%):
         5,900    Ford Motor Co..............       192
                                               --------
Multiple Industry (1.8%):
        10,800    Corning, Inc...............       398
         5,000    Minnesota Mining &
                    Manufacturing Co.........       325
                                               --------
                                                    723
                                               --------
Petroleum--Domestic (1.2%):
         1,900    Atlantic Richfield Co......       220
         6,700    Phillips Petroleum Co......       265
                                               --------
                                                    485
                                               --------
Petroleum--Internationals (3.2%):
         4,600    Amoco Corp.................       308
         5,600    Chevron Corp...............       324
         2,700    Exxon Corp.................       222
         2,000    Mobil Corp.................       221
         2,400    Texaco, Inc................       204
                                               --------
                                                  1,279
                                               --------
Petroleum--Services (0.9%):
         9,300    Baker Hughes, Inc..........       273
         2,000    Halliburton Co.............       104
                                               --------
                                                    377
                                               --------

                                   Continued

                                      LOGO
                                       55
LOGO                                                        BALANCED FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Pharmaceuticals (2.3%):
         2,600    Abbott Laboratories........  $    114
         3,800    Merck & Co., Inc...........       244
         3,300    Pfizer, Inc................       231
         1,800    Schering-Plough Corp.......        99
         4,600    Warner Lambert Co..........       251
                                               --------
                                                    939
                                               --------
Photographic Equipment (0.3%):
         1,600    Eastman Kodak Co...........       120
                                               --------
Publishing (0.6%):
         3,500    Gannett Co., Inc...........       230
                                               --------
Railroad (1.0%):
         3,100    Burlington Northern Santa
                    Fe.......................       245
         2,100    Union Pacific Corp.........       144
                                               --------
                                                    389
                                               --------
Restaurants (0.2%):
         6,800    Brinker International,
                    Inc. (b).................        89
                                               --------
Retail--General Merchandise (1.3%):
         4,400    J.C. Penney, Inc...........       219
         2,800    Sears Roebuck & Co.........       115
         6,900    Wal-Mart Stores, Inc.......       165
                                               --------
                                                    499
                                               --------
Retail--Specialty Stores (0.5%):
         5,500    Albany International, Class
                    A........................       102
         2,200    Home Depot, Inc............       111
                                               --------
                                                    213
                                               --------
Tobacco (1.2%):
         2,500    Phillip Morris Cos.,
                    Inc......................       262
         6,200    UST, Inc...................       206
                                               --------
                                                    468
                                               --------
      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Tools (0.3%):
         3,800    Stanley Works..............  $    108
                                               --------
Toys (0.3%):
         4,250    Mattel, Inc................       105
                                               --------
Utilities--Electric (2.5%):
         4,600    FPL Group, Inc.............       209
         9,500    PacifiCorp.................       198
         9,000    Potomac Electric Power
                    Co. (b)..................       217
         6,500    Public Service Enterprise
                    Group, Inc...............       170
         5,100    Texas Utilities Co.........       214
                                               --------
                                                  1,008
                                               --------
Utilities--Gas & Pipeline (0.9%):
         2,600    Consolidated Natural Gas
                    Co.......................       131
         4,100    Pacific Enterprises........       121
         1,900    Tenneco, Inc...............        94
                                               --------
                                                    346
                                               --------
Utilities--Telephone (4.0%):
        11,400    AirTouch Communications,
                    Inc. (b).................       313
         3,800    Ameritech Corp.............       211
         4,500    AT&T Corp..................       235
         5,000    BellSouth Corp.............       205
         2,100    DSC Communications
                    Corp. (b)................        63
         5,700    GTE Corp...................       235
           400    Lucent Technologies,
                    Inc......................        15
         3,500    MCI Telecommunications
                    Corp.....................        86

                                   Continued

                                      LOGO
                                       56
LOGO                    BALANCED FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities--Telephone, continued:
         4,000    Network Equipment
                    Technologies, Inc. (b)...  $     53
         6,100    U.S. West, Inc.............       185
                                               --------
                                                  1,601
                                               --------
   Total Common Stocks                           21,141
                                               --------
CORPORATE BONDS (6.8%):
Automotive (1.6%):
    $  300,000    Ford Capital, 9.38%,
                    1/1/98...................       312
       305,000    General Motors Acceptance
                    Corp., 8.00%, 10/1/99....       315
                                               --------
                                                    627
                                               --------
Banking (1.1%):
       215,000    Bank of America, 6.00%,
                    7/15/97..................       214
       100,000    Citicorp, 6.75%, 8/15/05...        96
       150,000    U.S. Bancorp, 6.75%,
                    10/15/05.................       143
                                               --------
                                                    453
                                               --------
Beverages (0.2%):
        95,000    Bass America, Inc., 6.75%,
                    8/1/99...................        95
                                               --------
Computer Hardware (0.5%):
       200,000    IBM Corp., 8.38%,11/1/19...       215
                                               --------
Financial Services (0.2%):
       100,000    Golden West Financial
                    Corp., 6.70%, 7/1/02.....        97
                                               --------
Governments (Foreign) (0.8%):
    $  100,000    Hydro-Quebec, 8.05%,
                    7/7/24...................       106
       215,000    Norske Hydro, 7.75%,
                    6/15/23..................       215
                                               --------
                                                    321
                                               --------

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services (0.5%):
       205,000    Caterpillar Tractor Co.,
                    6.00%, 5/1/07............  $    184
                                               --------
Retail Stores (1.1%):
       100,000    J.C. Penney, Inc., 6.00%,
                    5/1/06...................        90
       150,000    Sears Roebuck Co., 9.25%,
                    8/1/97...................       154
       200,000    Wal-Mart Stores, Inc.,
                    6.38%, 3/1/03............       193
                                               --------
                                                    437
                                               --------
Telecommunications (0.8%):
       175,000    Bell Atlantic Maryland,
                    8.00%,10/15/29...........       184
       125,000    New England Telephone &
                    Telegraph Co., 7.88%,
                    11/15/29.................       131
                                               --------
                                                    315
                                               --------
   Total Corporate Bonds                          2,744
                                               --------
U.S. GOVERNMENT AGENCIES (10.2%):
Federal National Mortgage Assoc.:
     1,350,000    5.45%, 10/10/03............     1,242
       316,003    6.50%, 3/1/24, Pool
                    #276510..................       297
       999,999    8.00%, 7/1/26..............     1,006

                                   Continued

                                      LOGO
                                       57
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

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc.
    $   95,076    6.50%, 2/15/24, Pool
                    #388599..................  $     88
       484,019    7.50%, 5/15/24, Pool
                    #386494..................       476
     1,016,375    7.00%, 2/15/26.............       972
                                               --------
   Total U.S. Government Agencies                 4,081
                                               --------
U.S. TREASURY BONDS (6.3%):
     1,150,000    7.25%, 5/15/16.............     1,171
       205,000    8.75%, 8/15/20.............       244
     1,125,000    7.13%, 2/15/23.............     1,130
                                               --------
   Total U.S. Treasury Bonds                      2,545
                                               --------
U.S. TREASURY NOTES (8.0%):
       200,000    8.13%, 2/15/98.............       206
     1,000,000    8.25%, 7/15/98.............     1,037

      SHARES
        OR
    PRINCIPAL              SECURITY             MARKET
      AMOUNT              DESCRIPTION           VALUE
    ----------    ---------------------------  --------
U.S. TREASURY NOTES, CONTINUED:
    $1,000,000    5.50%, 4/15/00.............  $    969
       500,000    8.50%, 11/15/00............       536
       500,000    5.88%, 2/15/04.............       475
                                               --------
  Total U.S. Treasury Notes                       3,223
                                               --------
  Total Investments, at value                    36,273
                                               --------
REPURCHASE AGREEMENTS (9.4%):
     3,786,776    C.S. First Boston Corp.,
                    Repurchase Agreement,
                    5.62%, 8/1/96
                    (Collateralized by 3,033
                    U.S. Treasury Bonds,
                    10.38%, 11/15/12 , market
                    value $3,870)............     3,787
                                               --------
  Total Repurchase Agreements                     3,787
                                               --------
  Total (Cost--$35,946)(a)                     $ 40,060
                                               ========

------------

Percentages indicated are based on net assets of $40,196.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $14 (amount in thousands). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation..........................................   $  4,702
                    Unrealized depreciation..........................................       (602)
                                                                                        --------
                    Net unrealized appreciation......................................   $  4,100
                                                                                         =======

(b) Represents non-income producing securities.

                       See notes to financial statements.

                                      LOGO
                                       58
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

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS (98.2%):
Aerospace (2.0%):
       24,565   B.F. Goodrich................  $    890
                                               --------
Banks (8.4%):
       10,365   BankAmerica Corp.............       827
        3,280   Barnett Banks, Inc...........       201
       16,030   Chase Manhattan..............     1,114
       16,830   Fleet Financial Group,
                  Inc........................       681
        3,825   Wells Fargo & Co.............       891
                                               --------
                                                  3,714
                                               --------
Beverages (5.4%):
        8,985   Anheuser-Busch Co............       672
       19,215   Coca-Cola Co.................       901
       26,390   PepsiCo, Inc.................       834
                                               --------
                                                  2,407
                                               --------
Business Equipment & Services (0.3%):
        9,080   OfficeMax, Inc. (b)..........       120
                                               --------
Capital Equipment (0.5%):
        3,240   Illinois Tool Works..........       209
                                               --------
Chemicals--Petroleum & Inorganic (0.4%):
        3,750   Hercules, Inc................       188
                                               --------
Computers--Main & Mini (4.0%):
        9,610   Ceridan Corp. (b)............       418
       14,660   Hewlett Packard Co...........       645
        4,375   International Business
                  Machines...................       472
        4,685   Silicon Graphics, Inc. (b)...       110
        2,140   Sun Microsystems, Inc. (b)...       117
                                               --------
                                                  1,762
                                               --------

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Computer Software (10.6%):
        2,885   Automatic Data Processing,
                  Inc........................  $    114
       17,005   Cisco Systems (b)............       880
       11,888   Computer Associates
                  International, Inc.........       605
        3,355   Computer Sciences (b)........       228
       17,770   Electronic Data Systems
                  Corp. (b)..................       940
       11,588   First Data Corp..............       899
        3,705   Microsoft Corp. (b)..........       437
       10,045   Oracle Systems Corp. (b).....       393
        5,350   Parametric Technology Corp.
                  (b)........................       223
                                               --------
                                                  4,719
                                               --------
Computers (2.0%):
        5,840   Digital Equipment (b)........       207
       14,390   Seagate Technology (b).......       696
                                               --------
                                                    903
                                               --------
Consumer Goods & Services (1.6%):
       21,715   Xilinx, Inc. (b).............       703
                                               --------
Cosmetics & Toiletries (4.1%):
        4,720   Avon Products................       208
        5,485   Colgate-Palmolive Co.........       430
       15,360   Gillette Co..................       977
        5,110   Ingersoll-Rand Co............       218
                                               --------
                                                  1,833
                                               --------
Durable Goods (0.6%):
       15,870   Coleman, Inc. (b)............       282
                                               --------
Electronics (0.6%):
        5,170   Motorola, Inc................       279
                                               --------

                                   Continued

                                      LOGO
                                       59
LOGO                                                          GROWTH FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Electrical Equipment (6.5%):
        5,480   AMP, Inc.....................  $    212
       10,640   Duracell International,
                  Inc........................       480
       11,860   General Electric Co..........       977
       13,275   Intel Corp...................       997
       14,810   National Semiconductor
                  Corp. (b)..................       209
                                               --------
                                                  2,875
                                               --------
Electronic Components (0.2%):
        3,245   Applied Materials, Inc.
                  (b)........................        77
                                               --------
Electronic Instruments (0.4%):
        4,220   Texas Instruments, Inc.......       183
                                               --------
Entertainment (0.8%):
        7,080   Circus Circus Enterprises,
                  Inc. (b)...................       217
        6,715   Harrah's Entertainment (b)...       148
                                               --------
                                                    365
                                               --------
Financial Services (7.2%):
       14,835   American Express Co..........       649
        5,745   Federal Home Loan Mortgage
                  Corp.......................       484
       30,635   Federal National Mortgage
                  Assoc......................       973
        1,405   Household International,
                  Inc........................       105
       10,926   Mutual Risk Management
                  Ltd........................       307
       15,935   Travelers Corp. (b)..........       673
                                               --------
                                                  3,191
                                               --------
Food & Related (1.6%):
        2,550   General Mills, Inc...........       138
        2,950   Hershey Foods................       242
        5,397   Ralston-Purina Co............       339
                                               --------
                                                    719
                                               --------
    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Forest & Paper Products (1.1%):
        5,605   Albany International Corp.,
                  Class A....................  $    104
        1,220   Georgia Pacific Corp.........        91
        2,340   International Paper Co.......        89
        5,280   Weyerhaeuser Co..............       220
                                               --------
                                                    504
                                               --------
Healthcare--Drugs (8.1%):
        4,962   Abbott Laboratories..........       218
        3,820   American Home Products
                  Corp.......................       217
        8,501   Amgen, Inc. (b)..............       464
        7,240   Merck & Co...................       465
        9,090   Pfizer, Inc..................       635
       15,850   Pharmacia & Upjohn Co........       654
       11,240   Schering Plough Corp.........       620
        6,270   Warner-Lambert Co............       342
                                               --------
                                                  3,615
                                               --------
Healthcare--General (2.0%):
       18,230   Johnson & Johnson............       870
                                               --------
Hospital Supply & Management (0.5%):
        4,081   Columbia/HCA Healthcare
                  Corp.......................       209
                                               --------
Hotel Management & Related Services (0.4%):
        7,392   Promus Hotel Corp. (b).......       202
                                               --------
Household-General Products (0.5%):
        2,270   Proctor & Gamble Co..........       203
                                               --------
Insurance--Multiline (0.5%):
        2,547   Allstate Corp................       114
        1,400   Marsh & McLennan Cos.,
                  Inc........................       127
                                               --------
                                                    241
                                               --------

                                   Continued

                                      LOGO
                                       60
LOGO                    GROWTH FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Insurance--Property & Casualty (2.3%):
        5,955   American International Group,
                  Inc........................  $    560
        1,560   General Re Corp..............       229
        2,985   MBIA, Inc....................       226
                                               --------
                                                  1,015
                                               --------
Leisure Time Industry (2.2%):
       17,405   The Walt Disney Co...........       968
                                               --------
Machinery & Equipment (0.4%):
        5,275   Deere & Co...................       189
                                               --------
Manufacturing (1.1%):
        8,480   Service Corp.
                  International..............       468
                                               --------
Medical Equipment & Supplies (1.3%):
        6,469   Chiron Corp. (b).............       569
                                               --------
Petroleum--Internationals (2.1%):
        7,515   Amoco Corp...................       503
        5,305   Exxon Corp...................       436
                                               --------
                                                    939
                                               --------
Petroleum--Services (1.3%):
        4,835   Baker Hughes, Inc............       142
        3,655   Dresser Industries Inc.......        99
        4,520   Halliburton Co...............       236
        1,215   Schlumberger Ltd.............        97
                                               --------
                                                    574
                                               --------
Pharmaceuticals (2.0%):
       17,370   ALZA Corp., Class A (b)......       430
        4,900   Astra AB, Class A (b)........       207
        4,500   SmithKline Beecham
                  PLC-ADR....................       242
                                               --------
                                                    879
                                               --------
    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Publishing (2.0%):
       13,535   Gannett Co., Inc.............  $    888
                                               --------
Restaurants (2.5%):
       23,720   McDonald's Corp..............     1,100
                                               --------
Retail--Food Stores (0.8%):
        9,425   Safeway, Inc. (b)............       339
                                               --------
Retail--General Merchandise (1.5%):
       11,480   Price/Costco, Inc. (b).......       235
       10,625   Sears Roebuck & Co...........       436
                                               --------
                                                    671
                                               --------
Retail--Speciality Stores (1.4%):
        8,190   Home Depot, Inc..............       414
        7,215   Toys R Us (b)................       190
                                               --------
                                                    604
                                               --------
Telecommunications (1.3%):
       12,585   Airtouch (b).................       346
        6,555   Lucent Technologies, Inc.....       243
                                               --------
                                                    589
                                               --------
Telecommunications--Equipment (0.2%):
        5,115   Network Equipment
                  Technologies (b)...........        68
                                               --------
Tobacco (2.3%):
        8,700   Phillip Morris Cos., Inc.....       910
        3,105   UST..........................       103
                                               --------
                                                  1,013
                                               --------
Toys (1.4%):
       25,040   Mattel, Inc..................       620
                                               --------
Utilities--Gas & Pipeline (0.3%):
        2,305   Tenneco, Inc.................       114
                                               --------

                                   Continued

                                      LOGO
                                       61
LOGO                                                          GROWTH FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amount)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------  -----------------------------    ------
COMMON STOCKS, CONTINUED:
Utilities--Telephone (1.5%):
        3,550   Ameritech Corp...............  $    197
        5,260   AT&T Corp....................       274
        4,500   GTE Corp.....................       186
                                               --------
                                                    657
                                               --------
 Total Common Stocks                             43,527
                                               --------
 Total Investments, at value                     43,527
                                               --------
    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
REPURCHASE AGREEMENTS (2.0%):
    $ 899,983   C. S. First Boston Corp.,
                  5.62%, 8/1/96
                  (Collateralized by 825 U.S.
                  Treasury Bonds, 8.75%,
                  11/15/08, market
                  value--$922)...............  $    900
                                               --------
 Total Repurchase Agreements                        900
                                               --------
 Total (Cost -- $40,510)(a)                    $ 44,427
                                               ========

------------

Percentages indicated are based on net assets of $44,338.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $208 (amount in thousands). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                    Unrealized appreciation..........................................   $  5,175
                    Unrealized depreciation..........................................     (1,466)
                                                                                        --------
                    Net unrealized appreciation......................................   $  3,709
                                                                                         =======

(b) Represents non-income producing securities.

ADR -- American Depository Receipt
PLC -- Public Limited Company

                       See notes to financial statements.

                                      LOGO
                                       62
LOGO                    GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amounts)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS (94.0%):
Aerospace (0.9%):
        1,600   B.F. Goodrich Co.............  $     58
                                               --------
Air Transportation (0.9%):
          500   Federal Express Corp. (b)....        39
          800   Southwest Airlines Co........        20
                                               --------
                                                     59
                                               --------
Banks (6.5%):
          870   Banc One Corp................        30
          900   BankAmerica Corp.............        72
        1,000   Chase Manhattan Corp.........        69
        2,200   Fleet Financial Group,
                  Inc........................        89
          500   J. P. Morgan & Co............        43
          900   National City Corp...........        31
        1,500   Norwest Corp.................        53
          600   Wachovia Corp................        27
                                               --------
                                                    414
                                               --------
Beverages (4.6%):
        2,000   Anheuser-Busch Co............       149
        1,600   Coca-Cola Co.................        75
        2,200   PepsiCo, Inc.................        70
                                               --------
                                                    294
                                               --------
Building Materials (0.9%):
        2,000   Masco Corp...................        56
                                               --------
Business Equipment & Services (0.9%):
          500   Dun & Bradstreet Corp........        29
          600   Pitney Bowes, Inc............        29
                                               --------
                                                     58
                                               --------
Chemicals--Petroleum & Inorganic (1.2%):
          400   Dow Chemical Co..............        30
          400   du Pont (E.I.) de Nemours
                  Co.........................        32
          500   Monsanto Corp................        16
                                               --------
                                                     78
                                               --------

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Chemicals--Specialty (0.5%):
          700   Betz Labs, Inc...............  $     32
                                               --------
Commercial Goods & Services (0.5%):
          900   National Services Industries,
                  Inc........................        34
                                               --------
Computer (0.7%):
          900   Seagate Technology, Inc.
                  (b)........................        44
                                               --------
Computer--Main & Mini (1.0%):
          600   International Business
                  Machines Corp..............        65
                                               --------
Computer Software (1.9%):
          600   Electronic Data Systems Corp.
                  (b)........................        32
          600   Microsoft Corp. (b)..........        70
          400   Shared Medical Systems
                  Corp.......................        22
                                               --------
                                                    124
                                               --------
Construction Materials (0.5%):
        1,100   Fleetwood Enterprises,
                  Inc........................        33
                                               --------
Cosmetics & Toiletries (1.5%):
          800   Colgate-Palmolive Co.........        63
          800   International Flavors &
                  Fragrances, Inc............        34
                                               --------
                                                     97
                                               --------
Defense (1.0%):
        1,300   Raytheon Co..................        63
                                               --------

                                   Continued

                                      LOGO
                                       63
LOGO                                                 INCOME & GROWTH FUND

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amounts)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Electrical Equipment (7.7%):
        1,600   AMP, Inc.....................  $     62
          800   Duracell International,
                  Inc........................        36
          800   Emerson Electric Co..........        67
        2,100   General Electric Co..........       173
        1,600   Intel Corp...................       120
          900   Thomas & Betts Corp..........        33
                                               --------
                                                    491
                                               --------
Electronics (1.7%):
        2,000   Motorola, Inc................       108
                                               --------
Electronic Instruments (0.8%):
        1,200   Texas Instruments, Inc.......        52
                                               --------
Environment Services (0.7%):
        1,900   Browning-Ferris Industries,
                  Inc........................        43
                                               --------
Financial Services (2.0%):
        1,900   American General Corp........        66
        2,000   Federal National Mortgage
                  Assoc......................        64
                                               --------
                                                    130
                                               --------
Food & Related (2.7%):
        1,000   General Mills, Inc...........        54
        1,900   H. J. Heinz Co...............        63
          300   Hershey Foods Corp...........        25
          500   Ralston-Purina Co............        31
                                               --------
                                                    173
                                               --------
Forest & Paper Products (3.0%):
        1,000   Georgia-Pacific Corp.........        75
          800   International Paper Co.......        30
          400   Kimberly Clark Corp..........        31
        1,300   Weyerhaeuser Co..............        54
                                               --------
                                                    190
                                               --------
    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Care--General (1.9%):
          600   Bristol-Myers Squibb Co......  $     52
        1,400   Johnson & Johnson............        67
                                               --------
                                                    119
                                               --------
Hospital Supply & Management (0.8%):
        1,000   Columbia/HCA Healthcare
                  Corp.......................        51
                                               --------
Household--General Products (1.0%):
        2,300   Rubbermaid, Inc..............        66
                                               --------
Insurance--Life (0.5%):
          575   Jefferson Pilot Corp.........        30
                                               --------
Insurance--Multiline (1.8%):
          756   Allstate Corp................        34
          900   Marsh & McLennan Cos.,
                  Inc........................        81
                                               --------
                                                    115
                                               --------
Insurance--Property & Casualty (1.6%):
          300   General Re Corp..............        44
          600   Hartford Steam Boiler
                  Inspection & Insurance
                  Co.........................        26
          600   St. Paul Cos., Inc...........        31
                                               --------
                                                    101
                                               --------
Machinery & Equipment (1.5%):
          800   Ingersoll-Rand Co............        34
        1,400   Snap-On, Inc.................        62
                                               --------
                                                     96
                                               --------
Manufacturing (0.7%):
          155   Imation Corp. (b)............         3
          700   Service Corp.
                  International..............        39
                                               --------
                                                     42
                                               --------
Medical Equipment & Supplies (0.8%):
        1,300   Baxter International, Inc....        54
                                               --------

                                   Continued

                                      LOGO

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amounts)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Motor Vehicle Parts (1.6%):
          850   Genuine Parts Co.............  $     36
        1,900   Ford Motor Co................        62
                                               --------
                                                     98
                                               --------
Multiple Industry (3.1%):
        2,700   Corning, Inc.................        99
        1,550   Minnesota Mining &
                  Manufacturing Co...........       101
                                               --------
                                                    200
                                               --------
Petroleum--Domestic (1.5%):
          300   Atlantic Richfield Co........        35
        1,600   Phillips Petroleum Co........        63
                                               --------
                                                     98
                                               --------
Petroleum--Internationals (5.8%):
        1,400   Amoco Corp...................        94
        1,600   Chevron Corp.................        92
          800   Exxon Corp...................        66
          600   Mobil Corp...................        66
          600   Texaco, Inc..................        51
                                               --------
                                                    369
                                               --------
Petroleum--Services (1.5%):
        2,300   Baker Hughes, Inc............        68
          500   Halliburton Co...............        26
                                               --------
                                                     94
                                               --------
Pharmaceuticals (4.6%):
          700   Abbott Laboratories..........        31
          900   Merck & Co...................        58
        1,200   Pacific Enterprises..........        35
        1,000   Pfizer, Inc..................        70
          600   Schering-Plough Corp.........        33
        1,200   Warner-Lambert Co............        65
                                               --------
                                                    292
                                               --------

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Photographic Equipment (0.3%):
          300   Eastman Kodak Co.............  $     22
                                               --------
Publishing (1.1%):
        1,100   Gannett Co., Inc.............        72
                                               --------
Railroad (1.8%):
          700   Burlington Northern Santa
                  Fe.........................        55
          900   Union Pacific Corp...........        62
                                               --------
                                                    117
                                               --------
Restaurants (0.4%):
        1,900   Brinker International, Inc.
                  (b)........................        25
                                               --------
Retail--General Merchandise (2.2%):
        1,300   J.C. Penney, Inc.............        65
          600   Sears Roebuck & Co...........        24
        2,200   Wal-Mart Stores, Inc.........        53
                                               --------
                                                    142
                                               --------
Retail--Specialty Stores (1.0%):
        1,600   Albany International, Class
                  A..........................        30
          700   Home Depot, Inc..............        35
                                               --------
                                                     65
                                               --------
Telecommunications (7.1%):
        1,800   AT&T Corp....................        94
        3,200   AirTouch Telecommunications
                  (b)........................        88
        1,100   Ameritech Corp...............        61
        1,600   BellSouth Corp...............        66
        1,500   General Telephone Electric
                  Corp. (b)..................        62

                                   Continued

                                      LOGO

                                 JULY 31, 1996
         (Amounts in Thousands, Except for Shares or Principal Amounts)

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Telecommunications, continued:
          100   Lucent Technologies, Inc.....  $      4
        1,000   MCI Telecommunications
                  Corp.......................        25
        1,800   U.S. West, Inc...............        55
                                               --------
                                                    455
                                               --------
Telecommunications--Equipment (0.6%):
          700   DSC Communications Corp.
                  (b)........................        21
        1,200   Network Equipment
                  Technologies (b)...........        16
                                               --------
                                                     37
                                               --------
Tobacco (2.1%):
          700   Phillip Morris Co., Inc......        73
        1,900   UST, Inc.....................        63
                                               --------
                                                    136
                                               --------
Tools (0.5%):
        1,200   Stanley Works................        34
                                               --------
Toys (0.4%):
        1,125   Mattel, Inc..................        28
                                               --------
Utilities--Electric (4.7%):
        1,400   FPL Group, Inc...............        64
        2,600   PacifiCorp...................        54

    SHARES OR
    PRINCIPAL             SECURITY              MARKET
     AMOUNT              DESCRIPTION             VALUE
    ---------   -----------------------------  ---------
COMMON STOCKS, CONTINUED:
Utilities--Electric, continued:
        2,600   Potomac Electric Power Co.
                  (b)........................  $     63
        2,100   Public Service Enterprise
                  Group, Inc.................        55
        1,600   Texas Utilities Co...........        67
                                               --------
                                                    303
                                               --------
Utilities--Gas & Pipeline (1.0%):
          800   Consolidated Natural Gas
                  Co.........................        40
          500   Tenneco, Inc.................        25
                                               --------
                                                     65
                                               --------
   Total Common Stocks                            6,022
                                               --------
   Total Investments, at value                    6,022
                                               --------
REPURCHASE AGREEMENTS (6.0%):
    $ 386,342   First Boston, 5.62%, 8/1/96
                  (Collateralized by 303 U.S.
                  Treasury Bonds, 9.88%,
                  11/15/15, market
                  value--$396)...............       386
                                               --------
   Total Repurchase Agreements                      386
                                               --------
   Total (Cost--$5,355)(a)                     $  6,408
                                               ========

------------
Percentages indicated are based on net assets of $6,407.

(a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $5 (amount in thousands). Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):
                Unrealized appreciation...................................................    1,162
                Unrealized depreciation...................................................     (114)
                                                                                             ------
                Net unrealized appreciation...............................................    1,048
                                                                                             ======
(b)  Represents non-income producing securities.

                       See notes to financial statements.

                                      LOGO

                                 JULY 31, 1996

1. ORGANIZATION:

    The HighMark Group (the "Group") was organized on March 10, 1987 and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

    The Group is authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Group presently offers shares in the Diversified Obligations Fund, the U.S. Government Obligations Fund, the 100% U.S. Treasury Obligations Fund, the California Tax-Free Fund, the Tax-Free Fund, the Bond Fund, the Government Bond Fund, the Income Equity Fund, the Balanced Fund, the Growth Fund and the Income & Growth Fund (collectively, "the Funds" and individually, "a Fund"). Sales of shares may be made to customers of Union Bank of California, NA ("Union Bank of California") and to its affiliates, to all accounts of its correspondent banks, to institutional investors, and to the general public. MERUS-UCA Capital Management, ("MERUS-UCA"), a division of Union Bank of California, serves as investment adviser to the Group.

    The investment objective of the Diversified Obligations Fund, the U.S. Government Obligations Fund, and the 100% U.S. Treasury Obligations Fund is to seek current income with liquidity and stability of principal. The Diversified Obligations Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, and additionally invests in other high-quality money market instruments and other unrated instruments deemed to be of comparable high quality by the investment adviser pursuant to guidelines established by the Group's Board of Trustees. Some of the obligations and money market instruments in which the Diversified Obligations Fund invests may be subject to repurchase agreements. The U.S. Government Obligations Fund invests in obligations issued or guaranteed by the U.S. Treasury, and additionally invests in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of the obligations in which the U.S. Government Obligations Fund invests may be subject to repurchase agreements. The 100% U.S. Treasury Obligations Fund invests exclusively in direct U.S. Treasury obligations guaranteed as to timely payment of principal and interest by the full faith and credit of the U.S. Treasury. The California Tax-Free Fund's investment objective is to seek as high a level of current interest income free from federal income tax and California personal income tax as is consistent with the preservation of capital and relative stability of principal. The Tax-Free Fund's investment objective is to seek as high a level of current interest income free from federal income taxes as is consistent with the preservation of capital and relative stability of principal. The California Tax-Free Fund and the Tax-Free Fund invest primarily in bonds and notes issued by or on behalf of states (primarily, in the case of the California Tax-Free Fund, the State of California), territories and possessions of the United States, and the District of Columbia and their respective authorities, agencies, instrumentalities and political sub-divisions ("Municipal Securities"). The investment objective of the Bond Fund is to seek current income through investments in long-term, fixed-income securities. The

                                   Continued

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                                       67
LOGO                                        NOTES TO FINANCIAL STATEMENTS

                                 JULY 31, 1996

    investment objective of the Government Bond Fund is to seek current income and relative stability of principal through investments in short- to intermediate-term U.S. Government Securities. The investment objective of the Income Equity Fund is to seek investments in equity securities that provide current income through the regular payment of dividends, with the goal that the Fund will have a high current yield and a low level of price volatility. Opportunities for long-term growth of asset value is a secondary consideration. The primary investment objective of the Balanced Fund is to seek total return. Conservation of capital is a secondary objective. The investment objective of the Growth Fund is to seek investments in equity securities that provide opportunity for long-term capital appreciation. The production of current income is an incidental objective. The investment objective of the Income and Growth Fund is to seek current income above the average current income of companies included in the Standard & Poor's 500 Stock Index (the "S&P 500") and to seek total return (dividends plus price appreciation) at least equal to that of the S&P 500 while maintaining lower price volatility than the S&P 500. There can, however, be no assurance that any of the funds' investment objectives will be achieved.

    On December 1, 1990, the Diversified Obligations Fund, the U.S. Government Obligations Fund, the 100% U.S. Treasury Obligations Fund, the California Tax-Free Fund, and the Tax-Free Fund (collectively, "the money market funds") commenced offering Class A Shares and designated existing shares as Class B Shares. As of June 20, 1994, Class A and Class B Shares were designated as "Investor" and "Fiduciary" Shares, respectively. On June 20, 1994, the Bond Fund, the Government Bond Fund, the Income Equity Fund, the Balanced Fund, the Growth Fund and the Income & Growth Fund (collectively, "the variable net asset value funds") commenced offering Investor Shares and designated existing shares as Fiduciary Shares. Investor and Fiduciary Shares represent interests in the same portfolio investments of a Fund and are identical in all respects except that Investor Shares bear the expense, if any, of the distribution fee under the Group's Distribution Plan (the "Distribution Plan"), which will cause the Investor Shares to have a higher expense ratio and to pay lower dividends than Fiduciary Shares. Investor Shares have certain exclusive voting rights with respect to the Distribution Plan.

    In addition, Investor Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectuses.

2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                   Continued

                                      LOGO
                                       68
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

   SECURITIES VALUATION:

    Investments in the money market funds are valued at either amortized cost, which approximates market value, or at original cost, which when combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

    Investments in common stocks and preferred stocks, corporate notes, commercial paper, and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value under the supervision of the Fund's Board of Trustees. The differences between cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable for the money market funds, the pro rata amortization of premium. The Funds accrete discounts of securities on the same basis for both financial reporting and federal income tax purposes, with the applicable portion of market discount recognized as ordinary income upon disposition or maturity. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

    The Funds may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, which MERUS-UCA deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to pledge securities as collateral pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian in

                                   Continued

                                      LOGO
                                       69
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

    the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

   DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions from net investment income are declared daily and paid monthly for the money market funds. Distributions from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

    Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses for income tax purposes.

   FEDERAL INCOME TAXES:

    It is the policy of each of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

   OTHER:

    Expenses that are directly related to one of the Funds are charged directly to that Fund and are allocated to each class of shares based on the relative net assets of each class. Other operating expenses of the Group are prorated to the Funds on the basis of relative net assets.

3. PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 1996 are as follows:

                                                                           PURCHASES           SALES
                                                                          ------------      ------------
         Bond Fund.....................................................   $ 12,838,463      $ 12,390,087
         Government Bond Fund..........................................   $  2,334,192      $  1,857,187
         Income Equity Fund............................................   $120,339,920      $104,047,894
         Balanced Fund.................................................   $ 11,733,334      $  4,060,963
         Growth Fund...................................................   $ 42,228,828      $ 27,423,180
         Income & Growth Fund..........................................   $  2,120,488      $  3,323,657

                                   Continued

                                      LOGO
                                       70
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

4. CAPITAL SHARE TRANSACTIONS:

    Transactions in capital shares for the Group for the years ended July 31, 1996 and 1995 were as follows:

                                                                                               U.S. GOVERNMENT OBLIGATIONS
                                                             DIVERSIFIED OBLIGATIONS FUND                  FUND
                                                            ------------------------------    ------------------------------
                                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                            JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995
                                                            -------------    -------------    -------------    -------------
                                                                                  Amounts in Thousands
CAPITAL TRANSACTIONS:
  INVESTOR SHARES:
  Proceeds from shares issued...............................  $ 1,099,638     $   646,263      $   712,337      $   394,176
  Dividends reinvested......................................        7,260           4,895            3,476            1,948
  Shares redeemed...........................................   (1,049,143)       (598,685)        (688,578)        (371,715)
                                                            -------------    -------------    -------------    -------------
  Change in net assets from Investor Share transactions.....  $    57,755     $    52,473      $    27,235      $    24,409
                                                            ============     ============     ============     ============
  FIDUCIARY SHARES:
  Proceeds from shares issued...............................  $   843,405     $   915,980      $ 1,221,391      $ 1,366,450
  Dividends reinvested......................................           66              20               11                2
  Shares redeemed...........................................     (869,182)       (874,436)      (1,229,676)      (1,368,823)
                                                            -------------    -------------    -------------    -------------
  Change in net assets from Fiduciary Share transactions....  $   (25,711)    $    41,564      $    (8,274)     $    (2,371)
                                                            ============     ============     ============     ============
SHARE TRANSACTIONS:
  INVESTOR SHARES:
  Issued....................................................    1,099,638         646,263          712,337          394,176
  Reinvested................................................        7,260           4,895            3,476            1,948
  Redeemed..................................................   (1,049,143)       (598,685)        (688,578)        (371,715)
                                                            -------------    -------------    -------------    -------------
  Change in Investor Shares.................................       57,755          52,473           27,235           24,409
                                                            ============     ============     ============     ============
  FIDUCIARY SHARES:
  Issued....................................................      843,405         915,980        1,221,391        1,366,450
  Reinvested................................................           66              20               11                2
  Redeemed..................................................     (869,182)       (874,436)      (1,229,676)      (1,368,823)
                                                            -------------    -------------    -------------    -------------
  Change in Fiduciary Shares................................      (25,711)         41,564           (8,274)          (2,371)
                                                            ============     ============     ============     ============

                                   Continued

                                      LOGO
                                       71
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                     100% U.S. TREASURY                    CALIFORNIA
                                      OBLIGATIONS FUND                   TAX-FREE FUND                     TAX-FREE FUND
                               ------------------------------    ------------------------------    ------------------------------
                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995
                               -------------    -------------    -------------    -------------    -------------    -------------
                                                                      Amounts in Thousands
CAPITAL TRANSACTIONS:
  INVESTOR SHARES:
  Proceeds from shares
    issued.....................   $ 463,343       $ 310,873        $ 120,369        $  99,160        $  36,847        $  44,420
  Dividends reinvested.........       4,526           2,090            1,419            1,027              402              412
  Shares redeemed..............    (455,887)       (263,475)        (108,705)         (91,159)         (33,803)         (52,158)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Investor Share
    transactions...............   $  11,982       $  49,488        $  13,083        $   9,028        $   3,446        $  (7,326)
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Proceeds from shares
    issued.....................   $ 541,337       $ 425,795        $ 223,524        $ 255,654        $  95,373        $ 112,554
  Dividends reinvested.........          45              16                6                8               17               17
  Shares redeemed..............    (558,614)       (395,970)        (230,920)        (264,895)         (98,094)        (112,034)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Fiduciary Share
    transactions...............   $ (17,232)      $  29,841        $  (7,390)       $  (9,233)       $  (2,704)       $     537
                               ============     ============     ============     ============     ============     ============
SHARE TRANSACTIONS:
  INVESTOR SHARES:
  Issued.......................     463,343         310,873          120,369           99,160           36,847           44,420
  Reinvested...................       4,526           2,090            1,419            1,027              402              412
  Redeemed.....................    (455,887)       (263,475)        (108,705)         (91,159)         (33,803)         (52,158)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Investor Shares....      11,982          49,488           13,083            9,028            3,446           (7,326)
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Issued.......................     541,337         425,795          223,524          255,654           95,373          112,554
  Reinvested...................          45              16                6                8               17               17
  Redeemed.....................    (558,614)       (395,970)        (230,920)        (264,895)         (98,094)        (112,034)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Fiduciary Shares...     (17,232)         29,841           (7,390)          (9,233)          (2,704)             537
                               ============     ============     ============     ============     ============     ============

                                   Continued

                                      LOGO
                                       72
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                         BOND FUND                    GOVERNMENT BOND FUND               INCOME EQUITY FUND
                               ------------------------------    ------------------------------    ------------------------------
                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995
                               -------------    -------------    -------------    -------------    -------------    -------------
                                                                      Amounts in Thousands
CAPITAL TRANSACTIONS:
  INVESTOR SHARES:
  Proceeds from shares
    issued.....................   $     754       $     626        $   1,055        $      97        $  10,342        $   4,131
  Dividends reinvested.........          60              14               47                2              501               52
  Shares redeemed..............        (177)           (113)             (33)             (32)          (5,008)            (506)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Investor Share
    transactions...............   $     637       $     527        $   1,069        $      67        $   5,835        $   3,677
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Proceeds from shares
    issued.....................   $  14,876       $  10,767        $     297        $   1,279        $  52,940        $  31,913
  Dividends reinvested.........       2,983           3,111              219              295           16,994           13,482
  Shares redeemed..............     (16,414)        (19,821)          (1,002)          (2,852)         (49,911)         (56,293)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Fiduciary Share
    transactions...............   $   1,445       $  (5,943)       $    (486)       $  (1,278)       $  20,023        $ (10,898)
                               ============     ============     ============     ============     ============     ============
SHARE TRANSACTIONS:
  INVESTOR SHARES:
  Issued.......................          71              63              110               11              721              331
  Reinvested...................           6               1                5               --               35                5
  Redeemed.....................         (17)            (11)              (3)              (4)            (344)             (40)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Investor Shares....          60              53              112                7              412              296
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Issued.......................       1,421           1,074               32              137            3,719            2,625
  Reinvested...................         284             311               22               32            1,200            1,154
  Redeemed.....................      (1,563)         (1,974)            (104)            (305)          (3,529)          (4,658)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Fiduciary Shares...         142            (589)             (50)            (136)           1,390             (879)
                               ============     ============     ============     ============     ============     ============

                                   Continued

                                      LOGO
                                       73
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                       BALANCED FUND                      GROWTH FUND                   INCOME & GROWTH FUND
                               ------------------------------    ------------------------------    ------------------------------
                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995    JULY 31, 1996    JULY 31, 1995
                               -------------    -------------    -------------    -------------    -------------    -------------
                                                                      Amounts in Thousands
CAPITAL TRANSACTIONS:
  INVESTOR SHARES:
  Proceeds from shares
    issued.....................   $     526       $     480        $   1,796        $   1,230        $     213        $     205
  Dividends reinvested.........          22               2              107                5               17                1
  Shares redeemed..............        (358)            (20)            (370)            (144)             (66)              --
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Investor Share
    transactions...............   $     190       $     462        $   1,533        $   1,091        $     164        $     206
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Proceeds from shares
    issued.....................   $  15,314       $   9,876        $  17,443        $   8,497        $   2,710        $   1,566
  Dividends reinvested.........       1,150             984            1,858              498              417              126
  Shares redeemed..............      (9,046)         (9,570)          (4,577)          (3,450)          (4,124)            (788)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in net assets from
    Fiduciary Share
    transactions...............   $   7,418       $   1,290        $  14,724        $   5,545        $    (997)       $     904
                               ============     ============     ============     ============     ============     ============
SHARE TRANSACTIONS:
  INVESTOR SHARES:
  Issued.......................          46              45              143              115               17               18
  Reinvested...................           2              --                9                1                1               --
  Redeemed.....................         (31)             (2)             (29)             (13)              (5)              --
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Investor Shares....          17              43              123              103               13               18
                               ============     ============     ============     ============     ============     ============
  FIDUCIARY SHARES:
  Issued.......................       1,321             976            1,397              836              220              150
  Reinvested...................         100              99              154               50               35               12
  Redeemed.....................        (789)           (964)            (365)            (334)            (343)             (73)
                               -------------    -------------    -------------    -------------    -------------    -------------
  Change in Fiduciary Shares...         632             111            1,186              552              (88)              89
                               ============     ============     ============     ============     ============     ============

                                   Continued

                                      LOGO
                                       74
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

5. RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Group by MERUS-UCA. Under the terms of the investment advisory agreement, Union Bank of California, of which MERUS-UCA is a division, is entitled to receive fees based on a percentage of the average net assets of each of the Funds. Union Bank of California also serves as custodian, sub-transfer agent and sub-administrator for the Group.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc.

    BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Group as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Funds. BISYS also serves as the Group's distributor. As distributor, BISYS is entitled to receive fees from the Funds for providing distribution services. For the year ended July 31, 1996, BISYS received $212,765 for commissions earned on sales of shares of the Group's variable net asset value funds, of which $23,664 was reallowed to affiliated parties. BISYS Ohio, serves the Group as transfer agent and mutual fund accountant. Transfer agent fees are computed on a sliding scale, based upon the number of shareholders.

    The Group has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which each Fund may pay the Distributor as compensation for its services in connection with the Distribution Plan a distribution fee, computed daily and paid monthly, at a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to the Funds' Investor Shares. A Fund's Fiduciary Shares are not subject to the Distribution Plan or a distribution fee. The Distributor has agreed to voluntarily reduce payments to be received pursuant to the Distribution Plan with respect to a money market fund to the extent necessary to ensure that such payments do not exceed the income attributable to such Fund's shares on any day.

    The Group has also adopted a Shareholder Services Plan permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers who are Fund shareholders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of each Fund's average daily net assets.

    Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. Such fees are permanently waived.

                                   Continued

                                      LOGO
                                       75
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

    Information regarding these transactions is as follows for the year ended July 31, 1996: (amounts in thousands)

                                              DIVERSIFIED              U.S. GOVERNMENT          100% U.S. TREASURY
                                           OBLIGATIONS FUND           OBLIGATIONS FUND           OBLIGATIONS FUND
                                        -----------------------    -----------------------    -----------------------
INVESTMENT ADVISORY FEES:
Annual fee (percentage of
  average net assets)................    0.40% 1st $500 million     0.40% 1st $500 million     0.40% 1st $500 million
                                        0.35% next $500 million    0.35% next $500 million    0.35% next $500 million
                                                0.30% remaining            0.30% remaining            0.30% remaining
ADMINISTRATION FEES:
Annual fee (percentage of
  average net assets)................             0.20%                      0.20%                      0.20%
DISTRIBUTION FEES (INVESTOR SHARES):
Annual fee before voluntary
  fee reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $ 395                      $ 179                      $ 267
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary
  fee reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $ 932                      $ 560                      $ 711
CUSTODIAN FEES: (percentage of
  average net assets)                    0.02% (minimum $2,500)     0.02% (minimum $2,500)     0.02% (minimum $2,500)
ACCOUNTING FEES: (percentage of
  average net assets)                   0.03% (minimum $40,000)    0.03% (minimum $40,000)    0.03% (minimum $40,000)

                                   Continued

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                                       76
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                                                        CALIFORNIA
                                                                       TAX-FREE FUND              TAX-FREE FUND
                                                                  -----------------------    -----------------------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)...........................    0.40% 1st $500 million     0.40% 1st $500 million
                                                                  0.35% next $500 million    0.35% next $500 million
                                                                          0.30% remaining            0.30% remaining
Voluntary fee reductions.......................................            $ 266                      $  24
ADMINISTRATION FEES:
Annual fee (percentage of average net assets)..................             0.20%                      0.20%
Voluntary fee reductions.......................................            $  77                      $  46
DISTRIBUTION FEES (INVESTOR SHARES):
Annual fee before voluntary fee reductions
  (percentage of average net assets)...........................             0.25%                      0.25%
Voluntary fee reductions.......................................            $ 122                      $  36
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)...........................             0.25%                      0.25%
Voluntary fee reductions.......................................            $ 359                      $ 101
CUSTODIAN FEES: (percentage of average net assets)                 0.02% (minimum $2,500)     0.02% (minimum $2,500)
ACCOUNTING FEES: (percentage of average net assets)               0.03% (minimum $40,000)    0.03% (minimum $40,000)

                                   Continued

                                      LOGO
                                       77
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                               BOND FUND            GOVERNMENT BOND FUND        INCOME EQUITY FUND
                                        -----------------------    -----------------------    -----------------------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................     1.00% 1st $40 million      1.00% 1st $40 million      1.00% 1st $40 million
                                                0.60% remaining            0.60% remaining            0.60% remaining
Voluntary fee reductions.............            $ 257                      $  43                      $  33
ADMINISTRATION FEES:
Annual fee (percentage of
  average net assets)................             0.20%                      0.20%                      0.20%
Voluntary fee reductions.............            $  43                      $   9                         --
DISTRIBUTION FEES (INVESTOR SHARES):
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $   2                      $   2                      $  20
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $ 143                      $  10                      $ 613
CUSTODIAN FEES: (percentage of
  average net assets)                    0.02% (minimum $2,500)     0.02% (minimum $2,500)     0.02% (minimum $2,500)
Voluntary fee reductions                                                    $  23
ACCOUNTING FEES: (percentage of
  average net assets)                   0.03% (minimum $40,000)    0.03% (minimum $40,000)    0.03% (minimum $40,000)

                                   Continued

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                                       78
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

                                             BALANCED FUND               GROWTH FUND           INCOME & GROWTH FUND
                                        -----------------------    -----------------------    -----------------------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................     1.00% 1st $40 million      1.00% 1st $40 million      1.00% 1st $40 million
                                                0.60% remaining            0.60% remaining            0.60% remaining
Voluntary fee reductions.............            $ 161                      $ 182                      $  62
ADMINISTRATION FEES:
Annual fee (percentage of
  average net assets)................             0.20%                      0.20%                      0.20%
Voluntary fee reductions.............               --                         --                      $  12
DISTRIBUTION FEES (INVESTOR SHARES):
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $   2                      $   5                      $   1
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary fee
  reductions (percentage of
  average net assets)................             0.25%                      0.25%                      0.25%
Voluntary fee reductions.............            $  82                      $  87                      $  14
CUSTODIAN FEES: (percentage of
  average net assets)                    0.02% (minimum $2,500)     0.02% (minimum $2,500)     0.02% (minimum $2,500)
Voluntary fee reductions.............            $  29                      $  40                      $  30
ACCOUNTING FEES: (percentage of
  average net assets)                   0.03% (minimum $40,000)    0.03% (minimum $40,000)    0.03% (minimum $40,000)
Voluntary fee reductions.............            $  19                      $  19                         --

                                   Continued

                                      LOGO
                                       79
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

6. CONCENTRATION OF CREDIT RISK:

    The California Tax-Free Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of California, its municipalities, counties, and other taxing districts. The issuers' abilities to meet their obligations may be affected by domestic and foreign or California economic, regional and political developments.

    At July 31, 1996, The California Tax-Free Fund had the following concentrations by industry sector (as a percentage of total investments):

                                          TAX-EXEMPT                                  CALIFORNIA
                                        INDUSTRY CLASS                               TAX-FREE FUND
             ---------------------------------------------------------------------   -------------
             Utilities -- Electric................................................        23.2%
             Housing..............................................................        22.1%
             Hospitals............................................................        20.7%
             Pollution Control....................................................        10.6%
             Governments..........................................................         8.2%
             Money Markets........................................................         7.8%
             Utilities -- Water & Sewer...........................................         4.2%
             Transportation & Shipping............................................         3.2%
                                                                                        ------
                                                                                         100.0%

7. ELIGIBLE DISTRIBUTIONS (UNAUDITED):

    The Group designates the following eligible distributions for the dividends received deduction for corporations for the Fund's taxable year ended July 31, 1996:

                                                      INCOME        BALANCED     GROWTH      INCOME &
                                                    EQUITY FUND       FUND        FUND      GROWTH FUND
                                                    -----------     --------     ------     -----------
             Dividend Income (in thousands)......     $ 9.943        $  549      $ 607        $   163
             Dividend Income Per Share...........     $ 0.402        $0.142      $0.107       $ 0.221

                                   Continued

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                                       80
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

8. EXEMPT-INTEREST INCOME DESIGNATION (UNAUDITED):

    The Group designates the following exempt-interest dividends for the Fund's taxable year ended July 31, 1996.

                                                                     CALIFORNIA
                                                                    TAX-FREE FUND      TAX-FREE FUND
                                                                    -------------      -------------
             Exempt-interest dividends...........................      $ 5.255            $ 1.537
             Exempt-interest dividends per share.................        0.028              0.028

    The following information indicates by state the percentage of income earned by the California Tax-Free Fund and the Tax-Free Fund for the year ended July 31, 1996:

                                                                     CALIFORNIA
                                                                    TAX-FREE FUND      TAX-FREE FUND
                                                                    -------------      -------------
             Alaska..............................................                            2.6%
             Arizona.............................................                            3.4
             California..........................................       100.0%              21.0
             Colorado............................................                            2.6
             Florida.............................................                            6.5
             Hawaii..............................................                            3.0
             Illinois............................................                            4.6
             Indiana.............................................                            4.9
             Kentucky............................................                            3.1
             Louisiana...........................................                            4.1
             Michigan............................................                            3.8
             Minnesota...........................................                            0.2
             Missouri............................................                            2.8
             Nevada..............................................                            4.7
             New Mexico..........................................                            4.2
             New York............................................                            4.4
             Oregon..............................................                            1.9
             Pennsylvania........................................                            0.5
             Rhode Island........................................                            1.3
             Texas...............................................                            1.2
             Utah................................................                            2.3
             Virginia............................................                           10.3
             Wyoming.............................................                            1.3
             Other Territories...................................                            5.3
                                                                       ------             ------
                                                                        100.0%             100.0%
                                                                    ==============     ==============

                                   Continued

                                      LOGO
                                       81
LOGO                             NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                 JULY 31, 1996

    For the year ended July 31, 1996, 18.9% of the income earned by the Tax-Free Fund and 16.9% of the income earned by the California Tax-Free Fund may be subject to the alternative minimum tax.

    For California residents, 100.0% of the income earned by the California Tax-Free Fund for the year ended July 31, 1996 is designated as tax-exempt income.

    The following information indicates by type the percentage of income earned by the 100% U.S. Treasury Obligations Fund for the year ended July 31, 1996:

                                                                                100% U.S. TREASURY
                                           TYPE                                  OBLIGATIONS FUND
             ----------------------------------------------------------------   ------------------
             Federal obligations (such as U.S. Treasury bills, notes,
               bonds)........................................................          100.0%
                                                                                ===================

    For California residents, the 100% U.S. Treasury Obligations Fund met the quarterly diversification tests for each fiscal quarter ended during the year ended July 31, 1996. In addition, for California residents, 100% of the income earned by the 100% U.S. Treasury Obligations Fund for the year ended July 31, 1996 is designated as tax-exempt income.

    Please consult your tax advisor for the proper treatment of the information reflected in Notes 7 and 8.

9. FEDERAL INCOME TAXES:

    For federal income tax purposes, the following funds have capital loss carryforwards as of July 31, 1996, which are available to offset future capital gains, if any:

                                                                               AMOUNT        EXPIRES
                                                                             ----------      -------
             Diversified Obligations Fund.................................   $  341,422        2001
                                                                                 29,246        2002
             U.S. Government Obligations Fund.............................      174,662        2001
             100% U.S. Treasury Obligations Fund..........................        6,637        2004
             California Tax-Free Fund.....................................       24,741        2002
                                                                                 22,777        2003
             Tax-Free Fund................................................        9,016        2002
                                                                                 13,234        2003
             Bond Fund....................................................    2,766,351        2003
                                                                                 54,397        2004
             Government Bond Fund.........................................      243,536        2002
                                                                                 55,189        2003
                                                                                 10,219        2004

                                      LOGO
                                       82
LOGO                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.049      0.049       0.049      0.049       0.028      0.028       0.027      0.027       0.043      0.043
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.049)    (0.049 )    (0.049)    (0.049 )    (0.028)    (0.028 )    (0.027)    (0.027 )    (0.043)    (0.043 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       5.01%      5.01%       4.99%      4.99%       2.88%      2.88%       2.75%      2.75%       4.41%      4.41%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at
   end of
   period
   (000)......   $185,952   $244,775    $128,191   $270,476    $ 75,725   $228,934    $ 77,589   $254,034    $ 17,600   $337,485
 Ratio of
   expenses to
   average net
   assets.....       0.75%      0.75%       0.74%      0.74%       0.74%      0.74%       0.72%      0.72%       0.72%      0.72%
 Ratio of net
   investment
   income to
   average net
   assets.....       4.89%      4.91%       4.92%      4.88%       2.83%      2.83%       2.72%      2.72%       4.34%      4.34%
 Ratio of
   expenses to
   average net
   assets*....       1.23%      0.99%       1.23%      0.98%       1.14%      0.89%       0.79%      0.73%       0.97%      0.72%
 Ratio of net
   investment
   income to
   average net
   assets*....       4.41%      4.67%       4.43%      4.64%       2.42%      2.67%       2.65%      2.71%       4.09%      4.34%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       83
LOGO                                         DIVERSIFIED OBLIGATIONS FUND

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.048      0.048       0.048      0.048       0.027      0.027       0.027      0.027       0.042      0.042
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.048)    (0.048 )    (0.048)    (0.048 )    (0.027)    (0.027 )    (0.027)    (0.027 )    (0.042)    (0.042 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       4.86%      4.88%       4.86%      4.87%       2.74%      2.74%       2.72%      2.72%       4.25%      4.25%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at
   end of
   period
   (000)......   $ 75,714   $151,483    $ 48,474   $159,747    $ 24,055   $162,094    $ 37,332   $166,182    $ 12,527   $ 94,252
 Ratio of
   expenses to
   average net
   assets.....       0.79%      0.77%       0.78%      0.78%       0.77%      0.78%       0.71%      0.71%       0.73%      0.73%
 Ratio of net
   investment
   income to
   average net
   assets.....       4.77%      4.76%       4.82%      4.76%       2.63%      2.70%       2.67%      2.67%       4.15%      4.15%
 Ratio of
   expenses to
   average net
   assets*....       1.26%      1.00%       1.27%      1.02%       1.17%      0.94%       0.79%      0.74%       0.99%      0.74%
 Ratio of net
   investment
   income to
   average net
   assets*....       4.30%      4.53%       4.33%      4.52%       2.23%      2.54%       2.59%      2.65%       3.89%      4.14%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       84
LOGO                    U.S. GOVERNMENT OBLIGATIONS FUND

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.046      0.046       0.046      0.046       0.026      0.026       0.026      0.026       0.040      0.040
 Net realized
   and
   unrealized
   gains on
investments...         --         --          --         --          --         --          --         --       0.001      0.001
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
   Total from
    Investment
  Activities..      0.046      0.046       0.046      0.046       0.026      0.026       0.026      0.026       0.041      0.041
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.046)    (0.046 )    (0.046)    (0.046 )    (0.026)    (0.026 )    (0.026)    (0.026 )    (0.040)    (0.040 )
 From net
   investment
   income.....         --         --          --         --          --         --          --         --      (0.001)    (0.001 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
   Total
   Distributions...   (0.046)   (0.046 )   (0.046)   (0.046 )    (0.026)    (0.026 )    (0.026)    (0.026 )    (0.041)    (0.041 )
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       4.74%      4.74%       4.69%      4.69%       2.68%      2.68%       2.64%      2.64%       4.18%      4.18%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of
   period
   (000)......   $100,623   $173,340    $ 88,660   $190,604    $ 39,157   $160,721    $ 32,629   $191,946    $ 11,551   $219,451
 Ratio of
   expenses to
   average net
   assets.....       0.74%      0.74%       0.73%      0.73%       0.74%      0.74%       0.67%      0.67%       0.65%      0.65%
 Ratio of net
   investment
   income to
   average net
   assets.....       4.64%      4.64%       4.68%      4.60%       2.68%      2.63%       2.60%      2.60%       3.99%      3.99%
 Ratio of
   expenses to
   average net
   assets*....       1.23%      0.97%       1.22%      0.97%       1.15%      0.90%       0.75%      0.72%       0.97%      0.72%
 Ratio of net
   investment
   income to
   average net
   assets*....       4.15%      4.41%       4.19%      4.36%       2.27%      2.48%       2.52%      2.55%       3.67%      3.92%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       85
LOGO                                  100% U.S. TREASURY OBLIGATIONS FUND

                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.029      0.029       0.031      0.031       0.020      0.020       0.021      0.021       0.032      0.032
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.029)    (0.029 )    (0.031)    (0.031 )    (0.020)    (0.020 )    (0.021)    (0.021 )    (0.032)    (0.032 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       2.91%      2.91%       3.16%      3.16%       1.99%      1.99%       2.13%      2.13%       3.20%      3.20%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of
   period
   (000)......   $ 53,627   $ 98,352    $ 40,544   $105,742    $ 31,521   $114,993    $ 44,410   $142,939    $  4,609   $116,062
 Ratio of
   expenses to
   average net
   assets.....       0.55%      0.55%       0.50%      0.50%       0.50%      0.50%       0.44%      0.44%       0.54%      0.54%
 Ratio of net
   investment
   income to
   average net
   assets.....       2.89%      2.88%       3.14%      3.11%       1.96%      1.96%       2.08%      2.08%       3.15%      3.15%
 Ratio of
   expenses to
   average net
   assets*....       1.25%      1.00%       1.26%      1.01%       1.18%      0.93%       0.79%      0.73%       0.99%      0.74%
 Ratio of net
   investment
   income to
   average net
   assets*....       2.19%      2.43%       2.38%      2.60%       1.28%      1.53%       1.73%      1.78%       2.70%      2.95%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       86
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                              FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED JULY 31,
                 ----------------------------------------------------------------------------------------------------------------
                         1996                   1995                   1994                   1993                   1992
                 --------------------   --------------------   --------------------   --------------------   --------------------
                 INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY   INVESTOR   FIDUCIARY
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
INVESTMENT
 ACTIVITIES
 Net
   investment
   income.....      0.028      0.028       0.030      0.030       0.019      0.019       0.021      0.021       0.033      0.033
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
DISTRIBUTIONS
 From net
   investment
   income.....     (0.028)    (0.028 )    (0.030)    (0.030 )    (0.019)    (0.019 )    (0.021)    (0.021 )    (0.033)    (0.033 )
                 --------   ---------   --------   ---------   --------   ---------   --------   ---------   --------   ---------
NET ASSET
 VALUE, END OF
 PERIOD.......   $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00
                 ========== =========== ========== =========== ========== =========== ========== =========== ========== ===========
Total
 Return.......       2.87%      2.87%       3.00%      3.00%       1.96%      1.96%       2.16%      2.16%       3.35%      3.35%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of
   period
   (000)......   $ 16,148   $ 28,109    $ 12,702   $ 30,813    $ 20,032   $ 30,285    $ 40,010   $ 29,799    $ 23,780   $ 27,136
 Ratio of
   expenses to
   average net
   assets.....       0.77%      0.76%       0.73%      0.73%       0.69%      0.69%       0.53%      0.53%       0.57%      0.57%
 Ratio of net
   investment
   income to
   average net
   assets.....       2.81%      2.86%       2.90%      2.95%       1.93%      1.95%       2.12%      2.12%       3.31%      3.31%
 Ratio of
   expenses to
   average net
   assets*....       1.42%      1.16%       1.39%      1.14%       1.27%      1.02%       0.96%      0.84%       1.09%      0.84%
 Ratio of net
   investment
   income to
   average net
   assets*....       2.16%      2.46%       2.24%      2.54%       1.36%      1.62%       1.69%      1.82%       2.79%      3.05%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       87
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

                              FINANCIAL HIGHLIGHTS

                                                                                  JUNE 20,        YEAR
                                                                                  1994 TO         ENDED
                                 YEAR ENDED                 YEAR ENDED            JULY 31,      JULY 31,      YEAR ENDED JULY 31,
                               JULY 31, 1996              JULY 31, 1995          1994(A)(B)      1994(B)
                           ----------------------     ----------------------     ----------     ---------     -------------------
                           INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY      INVESTOR      FIDUCIARY      1993        1992
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.29       $ 10.38       $10.04       $ 10.11        $10.12        $ 11.13      $ 11.02     $ 10.29
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
INVESTMENT ACTIVITIES
 Net investment
   income...............      0.69          0.66         0.66          0.64          0.07           0.63         0.70        0.67
 Net realized and
   unrealized gains
   (losses) on
   investments..........     (0.18)        (0.16)        0.23          0.27         (0.05)         (0.97)        0.35        0.77
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
   Total from Investment
     Activities.........      0.51          0.50         0.89          0.91          0.02          (0.34)        1.05        1.44
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
DISTRIBUTIONS
 From net investment
   income...............     (0.65)        (0.65)       (0.64)        (0.64)        (0.10)         (0.63)       (0.70)      (0.67)
 From net realized
   gains................        --            --           --            --            --          (0.01)       (0.24)      (0.04)
 In excess of net
   realized gains.......        --            --           --            --            --          (0.04)          --          --
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
   Total
     Distributions......     (0.65)        (0.65)       (0.64)        (0.64)        (0.10)         (0.68)       (0.94)      (0.71)
                           --------     ---------     --------     ---------     ----------     ---------     -------     -------
NET ASSET VALUE, END OF
 PERIOD.................    $10.15       $ 10.23       $10.29       $ 10.38        $10.04        $ 10.11      $ 11.13     $ 11.02
                           =========    ===========   =========    ===========   =============== ===========  ========    ========
Total Return (excludes
 sales charges).........      4.95%         4.81%        9.29%         9.43%        (3.81)%(c)     (3.14)%      10.07%      14.43%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at end of
   period (000).........    $1,157       $60,374       $  558       $59,758        $    7        $64,185      $33,279     $21,651
 Ratio of expenses to
   average net assets...      0.89%         0.89%        0.92%         0.92%         0.99%(d)       0.86%        0.93%       0.91%
 Ratio of net investment
   income to average net
   assets...............      6.10%         6.10%        6.29%         6.35%         5.77%(d)       6.11%        6.41%       6.23%
 Ratio of expenses to
   average net
   assets*..............      1.85%         1.61%        1.89%         1.64%         2.96%(d)       1.37%        1.55%       1.55%
 Ratio of net investment
   income to average net
   assets*..............      5.14%         5.38%        5.32%         5.62%         3.80%(d)       5.60%        5.79%       5.59%
 Portfolio turnover.....     20.65%(e)     20.88%(e)    36.20%(e)     36.20%(e)     44.33%(e)      44.33%(e)    58.81%      79.56%

---------------

(a)  Period from commencement of operations.
(b)  On June 20, 1994, the Bond Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(c)  Represents total return for the Fiduciary shares for the period from August 1, 1993 to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       88
LOGO                    BOND FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 20,       NOVEMBER 14,
                                                                                                       1994 TO         1993 TO
                                                      YEAR ENDED                 YEAR ENDED           JULY 31,         JULY 31,
                                                    JULY 31, 1996              JULY 31, 1995           1994(A)         1994(A)
                                                ----------------------     ----------------------     ---------      ------------
                                                INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY     INVESTOR        FIDUCIARY
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $ 9.43       $  9.50       $ 9.36       $  9.44       $  9.47          $10.00
                                                --------     ---------     --------     ---------     ---------         ------
INVESTMENT ACTIVITIES
 Net investment income.......................      0.62          0.60         0.66          0.60          0.01            0.40
 Net realized and unrealized gains (losses)
   on investments............................     (0.18)        (0.16)        0.01          0.06         (0.02)          (0.56)
                                                --------     ---------     --------     ---------     ---------         ------
                                                --------     ---------     --------     ---------     ---------         ------
DISTRIBUTIONS
 From net investment income..................     (0.59)        (0.59)       (0.60)        (0.60)        (0.10)          (0.40)
                                                --------     ---------     --------     ---------     ---------         ------
NET ASSET VALUE, END OF PERIOD...............    $ 9.28       $  9.35       $ 9.43       $  9.50       $  9.36          $ 9.44
                                                =========    ===========   =========    ===========   ==========     ==============
Total Return (excludes sales charges)........      4.79%         4.75%        7.47%         7.30%        (2.42)%(b)(e)   (1.59)%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)...........    $1,104       $ 3,386       $   68       $ 3,916       $    --          $5,171
 Ratio of expenses to average net assets.....      0.85%         0.85%        0.85%         0.85%         0.87%(c)        0.85%(c)
 Ratio of net investment income to average
   net assets................................      6.22%         6.12%        6.25%         6.32%         4.37%(c)        5.84%(c)
 Ratio of expenses to average net assets*....      4.05%         3.80%        2.54%         2.29%         0.87%(c)        3.09%(c)
 Ratio of net investment income to average
   net assets*...............................      3.02%         3.17%        4.56%         4.88%         4.37%(c)        3.60%(c)
 Portfolio turnover (d)......................     44.72%        44.72%       67.49%        67.49%       176.26%         176.26%

---------------

(a)  Period from commencement of operations. On June 20, 1994, the Government Bond Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(b)  Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994, plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(c)  Annualized.
(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Not annualized.
     *During the period, certain fees were voluntarily reduced. In addition, certain expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       89
LOGO                                                 GOVERNMENT BOND FUND

                              FINANCIAL HIGHLIGHTS

                                                                                 JUNE 20,        YEAR
                                                                                 1994 TO         ENDED
                               YEAR ENDED                  YEAR ENDED            JULY 31,      JULY 31,      YEAR ENDED JULY 31,
                              JULY 31, 1996              JULY 31, 1995          1994(A)(B)      1994(B)
                         -----------------------     ----------------------     ----------     ---------     --------------------
                         INVESTOR      FIDUCIARY     INVESTOR     FIDUCIARY      INVESTOR      FIDUCIARY       1993        1992
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD...............   $ 13.03       $  13.00       $11.92      $  11.92        $11.85       $  12.13      $  11.42     $ 10.22
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
INVESTMENT ACTIVITIES
 Net investment
   income.............      0.42           0.42         0.42          0.44          0.04           0.39          0.38        0.40
 Net realized and
   unrealized gains on
   investments........      1.92           1.93         1.55          1.50          0.08           0.12          0.71        1.20
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
   Total from
     Investment
     Activities.......      2.34           2.35         1.97          1.94          0.12           0.51          1.09        1.60
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
DISTRIBUTIONS
 From net investment
   income.............     (0.42 )        (0.42 )      (0.44)        (0.44 )       (0.05)         (0.39 )       (0.38)      (0.40)
 From net realized
   gains..............     (0.66 )        (0.66 )      (0.42)        (0.42 )          --          (0.33 )          --          --
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
   Total
     Distributions....     (1.08 )        (1.08 )      (0.86)        (0.86 )       (0.05)         (0.72 )       (0.38)      (0.40)
                         --------      ---------     --------     ---------     ----------     ---------     --------     -------
NET ASSET VALUE, END
 OF PERIOD............   $ 14.29       $  14.27       $13.03      $  13.00        $11.92       $  11.92      $  12.13     $ 11.42
                         =========     ===========   =========    ===========   =============== ===========  ==========   ========
Total Return (excludes
 sales charges).......     18.21 %        18.25 %      17.52%        17.26 %        4.23%(c)       4.23 %        9.75%      16.04%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at end of
   period (000).......   $10,143       $262,660       $3,881      $221,325        $   24       $213,328      $104,840     $74,478
 Ratio of expenses to
   average net
   assets.............      1.03 %         1.03 %       1.06%         1.06 %        1.10%(d)       1.06 %        1.15%       1.16%
 Ratio of net
   investment income
   to average net
   assets.............      2.89 %         2.95 %       3.06%         3.59 %        0.93%(d)       3.29 %        3.27%       3.76%
 Ratio of expenses to
   average net
   assets*............      1.51 %         1.27 %       1.55%         1.30 %        1.33%(d)       1.10 %        1.21%       1.29%
 Ratio of net
   investment income
   to average net
   assets*............      2.41 %         2.71 %       2.57%         3.34 %        0.71%(d)       3.24 %        3.22%       3.64%
 Portfolio turnover...     41.51 %(e)     41.51 %(e)   36.64%(e)     36.64 %(e)    33.82%(e)      33.82 %(e)    29.58%      23.05%

---------------

(a)  Period from commencement of operations.
(b)  On June 20, 1994, the Income Equity Fund commenced offering Investor Shares and designated existing shares as Fiduciary
     Shares.
(c)  Represents total return for the Fiduciary Shares for the period from August 1, 1993 to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       90
LOGO                    INCOME EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 20,       NOVEMBER 14,
                                                                                                       1994 TO         1993 TO
                                                      YEAR ENDED                 YEAR ENDED           JULY 31,         JULY 31,
                                                    JULY 31, 1996              JULY 31, 1995           1994(A)         1994(A)
                                                ----------------------     ----------------------     ---------      ------------
                                                INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY     INVESTOR        FIDUCIARY
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $10.79       $ 10.85       $ 9.71       $  9.76       $  9.71         $  10.00
                                                --------     ---------     --------     ---------     ---------      ------------
INVESTMENT ACTIVITIES
 Net investment income.......................      0.40          0.40         0.43          0.39            --             0.26
 Net realized and unrealized gains (losses)
   on investments............................      0.77          0.79         1.04          1.09          0.06            (0.24)
                                                --------     ---------     --------     ---------     ---------      ------------
   Total from Investment Activities..........      1.17          1.19         1.47          1.48          0.06             0.02
                                                --------     ---------     --------     ---------     ---------      ------------
DISTRIBUTIONS
 From net investment income..................     (0.40)        (0.40)       (0.39)        (0.39)        (0.06)           (0.26)
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, END OF PERIOD...............    $11.56       $ 11.64       $10.79       $ 10.85       $  9.71         $   9.76(e)
                                                =========    ===========   =========    ===========   ==========     ============
Total Return (excludes sales charges)........     10.94%        11.06%       15.60%        15.62%        (0.25)%(b)       (0.26)%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)...........    $  694       $39,502       $  467       $29,961            --         $ 25,851
 Ratio of expenses to average net assets.....      0.94%         0.94%        0.90%         0.89%           --             0.87%(c)
 Ratio of net investment income to average
   net assets................................      3.48%         3.49%        3.78%         3.93%           --             3.77%(c)
 Ratio of expenses to average net assets*....      2.03%         1.78%        2.05%         1.80%           --             1.79%(c)
 Ratio of net investment income to average
   net assets*...............................      2.39%         2.85%        2.63%         3.02%           --             2.85%(c)
 Portfolio turnover (d)......................     12.84%        12.84%       20.70%        20.70%        44.14%           44.14%

---------------

(a)  Period from commencement of operations. On June 20, 1994, the Balanced Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(b)  Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(c)  Annualized.
(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Not annualized.
     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       91
LOGO                                                        BALANCED FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 20,       NOVEMBER 18,
                                                                                                       1994 TO         1993 TO
                                                      YEAR ENDED                 YEAR ENDED           JULY 31,         JULY 31,
                                                    JULY 31, 1996              JULY 31, 1995           1994(A)         1994(A)
                                                ----------------------     ----------------------     ---------      ------------
                                                INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY     INVESTOR        FIDUCIARY
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $11.87       $ 11.87       $ 9.77       $  9.76       $  9.74         $  10.00
                                                --------     ---------     --------     ---------     ---------      ------------
INVESTMENT ACTIVITIES
 Net investment income.......................      0.11          0.12         0.15          0.15            --             0.05
 Net realized and unrealized gains (losses)
   on investments............................      1.38          1.35         2.25          2.26          0.04            (0.24)
                                                --------     ---------     --------     ---------     ---------      ------------
   Total from Investment Activities..........      1.49          1.47         2.40          2.41          0.04            (0.19)
                                                --------     ---------     --------     ---------     ---------      ------------
DISTRIBUTIONS
 From net investment income..................     (0.12)        (0.12)       (0.15)        (0.15)        (0.01)           (0.05)
 From net realized gains.....................     (0.64)        (0.64)       (0.15)        (0.15)           --               --
                                                --------     ---------     --------     ---------     ---------      ------------
   Total Distributions.......................     (0.76)        (0.76)       (0.30)        (0.30)        (0.01)           (0.05)
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, END OF PERIOD...............    $12.60       $ 12.58        11.87       $ 11.87       $  9.77         $   9.76
                                                =========    ===========   =========    ===========   ==========     ============
Total Return (excludes sales charges)........     12.88%        12.72%       25.10%        25.23%        (1.77)%(b)       (1.87)%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)...........    $2,843       $41,495       $1,218       $25,096            --         $ 15,254
 Ratio of expenses to average net assets.....      0.93%         0.93%        0.84%         0.79%           --             0.77%(c)
 Ratio of net investment income to average
   net assets................................      0.96%         0.98%        1.17%         1.40%           --             0.86%(c)
 Ratio of expenses to average net assets*....      1.91%         1.67%        2.11%         1.92%           --             2.61%(c)
 Ratio of net investment income (loss) to
   average net assets*.......................     (0.02)%        0.23%       (0.10)%        0.26%           --            (0.98)%(c)
 Portfolio turnover (d)......................     78.58%        78.58%       67.91%        67.91%       123.26%          123.26%

---------------

(a)  Period from commencement of operations. On June 20, 1994, the Growth Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(b)  Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(c)  Annualized.
(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Not annualized.
     *During the period, certain fees were voluntarily reduced. In addition, certain expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       92
LOGO                    GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                                                                                                      JUNE 20,       NOVEMBER 14,
                                                                                                       1994 TO         1993 TO
                                                      YEAR ENDED                 YEAR ENDED           JULY 31,         JULY 31,
                                                    JULY 31, 1996              JULY 31, 1995           1994(A)         1994(A)
                                                ----------------------     ----------------------     ---------      ------------
                                                INVESTOR     FIDUCIARY     INVESTOR     FIDUCIARY     INVESTOR        FIDUCIARY
                                                --------     ---------     --------     ---------     ---------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $11.75       $ 11.74       $ 9.97       $  9.96       $  9.86          $10.00
                                                --------     ---------     --------     ---------     ---------         ------
INVESTMENT ACTIVITIES
 Net investment income.......................      0.22          0.25         0.27          0.25            --            0.20
 Net realized and unrealized gains (losses)
   on investments............................      1.49          1.46         1.76          1.78          0.14           (0.04)
                                                --------     ---------     --------     ---------     ---------         ------
   Total from Investment Activities..........      1.71          1.71         2.03          2.03          0.14            0.16
                                                --------     ---------     --------     ---------     ---------         ------
DISTRIBUTIONS
 From net investment income..................     (0.25)        (0.25)       (0.25)        (0.25)        (0.03)          (0.20)
 From net realized gains.....................     (0.69)        (0.69)          --            --            --              --
                                                --------     ---------     --------     ---------     ---------         ------
   Total Distributions.......................     (0.94)        (0.94)       (0.25)        (0.25)        (0.03)          (0.20)
                                                --------     ---------     --------     ---------     ---------         ------
NET ASSET VALUE, END OF PERIOD...............    $12.52       $ 12.51       $11.75       $ 11.74       $  9.97          $ 9.96
                                                =========    ===========   =========    ===========   ==========     =========
Total Return (excludes sales charges)........     15.02%        15.04%       20.67%        20.68%         1.73%(b)        1.63%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)...........    $  394       $ 6,013       $  215       $ 6,669            --          $4,771
 Ratio of expenses to average net assets.....      0.98%         0.98%        0.97%         0.97%         0.88%(c)        0.95%(c)
 Ratio of net investment income to average
   net assets................................      1.96%         2.00%        2.23%         2.37%         0.88%(c)        2.86%(c)
 Ratio of expenses to average net assets*....      3.52%         3.27%        2.66%         2.41%         0.88%(c)        3.27%(c)
 Ratio of net investment income (loss) to
   average net assets*.......................     (0.58)%       (0.29)%       0.54%         0.93%         0.88%(c)        0.54%(c)
 Portfolio turnover (d)......................     36.64%        36.64%       15.01%        15.01%        97.24%          97.24%
---------------

(a)  Period from commencement of operations. On June 20, 1994, the Income & Growth Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(b)  Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994 plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(c)  Annualized.
(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)  Not annualized.
     *During the period, certain fees were voluntarily reduced. In addition, certain expenses were reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                      LOGO
                                       93
LOGO                                                 INCOME & GROWTH FUND

    On March 11, 1996, a special meeting of the shareholders of the Group was held to consider Proposal 1 -- the approval of a new investment advisory agreement, ratification of the continuation of the sub-administration agreement, ratification of the continuation of the sub-transfer agency agreement, and ratification of the continuation of the custodian agreement, Proposal 2 -- the election of five Trustees, and Proposal 3 -- the ratification of the selection of Deloitte & Touche LLP as the Group's independent certified public accountants.

    Proposal 1 -- The shareholders of the Group were requested to approve a new investment advisory agreement between Union Bank of California and the Group, ratify the continuation of the sub-administration agreement between BISYS and Union Bank of California, ratify the sub-transfer agency agreement between BISYS Ohio and Union Bank of California and ratification of the continuation of the custodian agreement between the Group and Union Bank of California. The Shareholders approved the proposal. The results of the vote were as follows:

VOTES FOR THE      VOTES AGAINST THE
   PROPOSAL            PROPOSAL            ABSTAIN
--------------     -----------------      ----------
   731,393,746          5,804,523          5,354,321

    Proposal 2 -- The shareholders were requested to vote for the election of the group to act as the Board of Trustees of the Group: Thomas L. Braje, David A. Goldfarb, Joseph C. Jaegar, Frederick J. Long and Stephen G. Mintos. The shareholders approved the proposal. The results were as follows:

VOTES FOR THE      VOTES AGAINST THE
   PROPOSAL            PROPOSAL            ABSTAIN
--------------     -----------------      ----------
   688,829,237                 --          4,879,329

    Proposal 3 -- The shareholders of the Group ratified the appointment of Deloitte & Touche LLP as the Group's independent certified public accountants for the fiscal year ended July 31, 1996 as follows:

VOTES FOR THE      VOTES AGAINST THE
   PROPOSAL            PROPOSAL            ABSTAIN
--------------     -----------------      ----------
   680,104,384          5,566,071          6,882,134

                                      LOGO
                                       94
LOGO                    RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

                               [HIGHMARK LOGO]

                                Annual Report

                                July 31, 1996

                             Investment Adviser

                        MERUS-UCA Capital Management,
                A division of Union Bank of California, N.A.
                            400 California Street
                               P.O. Box 45000
                           San Francisco, CA 94104

                                  Custodian

                       Union Bank of California, N.A.
                            400 California Street
                               P.O. Box 45000
                           San Francisco, CA 94104


                         Administrator & Distributor

                             BISYS Fund Services
                              3435 Stelzer Road
                             Columbus, OH 43219

                              Not FDIC Insured

                              THE STEPSTONE FUNDS
                            STEPSTONE BALANCED FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Balanced Fund ("Stepstone Balanced") to HighMark Balanced Fund ("HighMark Balanced") in exchange for Shares of HighMark Balanced and the assumption by HighMark Balanced of all of the liabilities of Stepstone Balanced, followed by the dissolution and liquidation of Stepstone Balanced and the distribution of Shares of HighMark Balanced to the shareholders of Stepstone Balanced.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                          STEPSTONE MONEY MARKET FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Money Market Fund ("Stepstone Money Market") to HighMark Diversified Money Market Fund ("HighMark Diversified Money Market") in exchange for Shares of HighMark Diversified Money Market and the assumption by HighMark Diversified Money Market of all of the liabilities of Stepstone Money Market, followed by the dissolution and liquidation of Stepstone Money Market and the distribution of Shares of HighMark Diversified Money Market to the shareholders of Stepstone Money Market.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                      STEPSTONE TREASURY MONEY MARKET FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Treasury Money Market Fund ("Stepstone Treasury Money Market") to HighMark 100% U.S. Treasury Money Market Fund ("HighMark 100% U.S. Treasury Money Market") in exchange for Shares of HighMark 100% U.S. Treasury Money Market and the assumption by HighMark 100% U.S. Treasury Money Market of all of the liabilities of Stepstone Treasury Money Market, followed by the dissolution and liquidation of Stepstone Treasury Money Market and the distribution of Shares of

         HighMark 100% U.S. Treasury Money Market to the shareholders of Stepstone Treasury Money Market.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone California Tax-Free Money Market Fund ("Stepstone California Tax-Free Money Market") to HighMark California Tax-Free Money Market Fund ("HighMark California Tax-Free Money Market") in exchange for Shares of HighMark California Tax-Free Money Market and the assumption by HighMark California Tax-Free Money Market of all of the liabilities of Stepstone California Tax-Free Money Market, followed by the dissolution and liquidation of Stepstone California Tax-Free Money

         Market and the distribution of Shares of HighMark California Tax-Free Money Market to the shareholders of Stepstone California Tax-Free Money Market.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                          STEPSTONE GROWTH EQUITY FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Growth Equity Fund ("Stepstone Growth Equity") to HighMark Growth Fund("HighMark Growth") in exchange for Shares of HighMark Growth and the assumption by HighMark Growth of all of the liabilities of Stepstone Growth Equity, followed by the dissolution and liquidation of Stepstone Growth Equity and the distribution of Shares of HighMark Growth to the shareholders of Stepstone Growth Equity.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                         STEPSTONE VALUE MOMENTUM FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Value Momentum Fund ("Stepstone Value Momentum") to HighMark Value Momentum Fund ("HighMark Value Momentum") in exchange for Shares of HighMark Value Momentum and the assumption by HighMark Value Momentum of all of the liabilities of Stepstone Value Momentum, followed by the dissolution and liquidation of Stepstone Value Momentum and the distribution of Shares of HighMark Value Momentum to the shareholders of Stepstone Value Momentum.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                        STEPSTONE BLUE CHIP GROWTH FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Blue Chip Growth Fund ("Stepstone Blue Chip Growth") to HighMark Blue Chip Growth Fund ("HighMark Blue Chip Growth") in exchange for Shares of HighMark Blue Chip Growth and the assumption by HighMark Blue Chip Growth of all of the liabilities of Stepstone Blue Chip Growth, followed by the dissolution and liquidation of Stepstone Blue Chip Growth and the distribution of Shares of HighMark Blue Chip Growth to the shareholders of Stepstone Blue Chip Growth.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                         STEPSTONE EMERGING GROWTH FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Emerging Growth Fund ("Stepstone Emerging Growth") to HighMark Emerging Growth Fund ("HighMark Emerging Growth") in exchange for Shares of HighMark Emerging Growth and the assumption by HighMark Emerging Growth of all of the liabilities of Stepstone Emerging Growth, followed by the dissolution and liquidation of Stepstone Emerging Growth and the distribution of Shares of HighMark Emerging Growth to the shareholders of Stepstone Emerging Growth.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                      STEPSTONE INTERNATIONAL EQUITY FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone International Equity Fund ("Stepstone International Equity") to HighMark International Equity Fund ("HighMark International Equity") in exchange for Shares of HighMark International Equity and the assumption by HighMark International Equity of all of the liabilities of Stepstone International Equity, followed by the dissolution and liquidation of Stepstone International Equity and the distribution of Shares of HighMark International Equity to the shareholders of Stepstone International Equity.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                     STEPSTONE INTERMEDIATE-TERM BOND FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Intermediate-Term Bond Fund ("Stepstone Intermediate-Term Bond") to HighMark Intermediate-Term Bond Fund ("HighMark Intermediate-Term Bond") in exchange for Shares of HighMark Intermediate-Term Bond and the assumption by HighMark Intermediate-Term Bond of all of the liabilities of Stepstone Intermediate-Term Bond, followed by the dissolution and liquidation of Stepstone Intermediate-Term Bond and the distribution of Shares of HighMark Intermediate-Term Bond to the shareholders of Stepstone Intermediate-Term Bond.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                     STEPSTONE CONVERTIBLE SECURITIES FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Convertible Securities Fund ("Stepstone Convertible Securities") to HighMark Convertible Securities Fund ("HighMark Convertible Securities") in exchange for Shares of HighMark Convertible Securities and the assumption by HighMark Convertible Securities of all of the liabilities of Stepstone Convertible Securities, followed by the dissolution and liquidation of Stepstone Convertible Securities and the distribution of Shares of HighMark Convertible Securities to the shareholders of Stepstone Convertible Securities.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
                      STEPSTONE GOVERNMENT SECURITIES FUND


                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone Government Securities Fund ("Stepstone Government Securities") to HighMark Government Securities Fund ("HighMark Government Securities") in exchange for Shares of HighMark Government Securities and the assumption by HighMark Government Securities of all of the liabilities of Stepstone Government Securities, followed by the dissolution and liquidation of Stepstone Government Securities and the distribution of Shares of HighMark Government Securities to the shareholders of Stepstone Government Securities.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                              THE STEPSTONE FUNDS
             STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                         PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, APRIL 11, 1997

   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF THE STEPSTONE FUNDS.

The undersigned hereby appoints Kevin B. Robins and Cassandra Arnold, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Stepstone Funds on Friday, April 11, 1997, at 3:00 p.m., Eastern Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED
ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such, if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Has your address changed? Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed proxy in the enclosed envelope.

1. Approval of the Agreement and Plan of Reorganization by and between The Stepstone Funds and HighMark Funds providing for the transfer of all of the assets of Stepstone California Intermediate Tax-Free Bond Fund ("Stepstone California Intermediate Tax-Free Bond") to HighMark California Intermediate Tax-Free Bond Fund ("HighMark California Intermediate Tax-Free Bond") in exchange for Shares of HighMark California Intermediate Tax-Free Bond and the assumption by HighMark California Intermediate Tax-Free Bond of all of the liabilities of Stepstone California Intermediate Tax-Free Bond, followed by the dissolution and liquidation of Stepstone California Intermediate Tax-Free Bond and the distribution of Shares of HighMark California

         Intermediate Tax-Free Bond to the shareholders of Stepstone California Intermediate Tax-Free Bond.

                                  FOR              AGAINST          ABSTAIN
                                  [ ]              [ ]              [ ]


         Please be sure to sign and date this Proxy.


         ----------------------------------------
         Shareholder sign here


         ----------------------------------------
         Co-owner sign here




         Dated:              , 1997
               --------------

                                 HIGHMARK FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of HighMark Funds dated
March 1, 1997 relating to the transfer of assets from the Stepstone Funds to the corresponding HighMark Funds as follows:

Stepstone Money Market Fund                                HighMark Diversified Money Market Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Treasury Money Market Fund                       HighMark 100% U.S. Treasury Money Market Fund
-----------------------------------------------------------------------------------------------------------
Stepstone California Tax-Free Money Market                 HighMark California Tax-Free Money Market Fund
Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Balanced Fund                                    HighMark Balanced Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Growth Equity Fund                               HighMark Growth Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Value Momentum Fund                              HighMark Value Momentum Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Blue Chip Growth Fund                            HighMark Blue Chip Growth Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Emerging Growth Fund                             HighMark Emerging Growth Fund
-----------------------------------------------------------------------------------------------------------
Stepstone International Equity Fund                        HighMark International Equity Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Intermediate-Term Bond Fund                      HighMark Intermediate-Term Bond Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Convertible Securities Fund                      HighMark Convertible Securities Fund
-----------------------------------------------------------------------------------------------------------
Stepstone Government Securities Fund                       HighMark Government Securities Fund
-----------------------------------------------------------------------------------------------------------
Stepstone California Intermediate Tax-Free                 HighMark California Intermediate Tax-Free Bond
Bond Fund                                                  Fund
-----------------------------------------------------------------------------------------------------------

The Statement of Additional Information for the Stepstone Funds dated May 28 1996, and the Statement of Additional Information for the HighMark Funds dated March 28, 1997 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the March 1, 1997

Prospectus may be obtained, without charge, by writing SEI Financial Services Company, Oaks, PA 19456 or by calling 1-800-734-2922.

   The date of this Statement of Additional Information is March 1, 1997.

                               TABLE OF CONTENTS


Financial Statements of the
combined Funds on a pro-forma
basis for the year ended
July 31, 1997 (unaudited) . . . . . . . . . . . . . . . . .  . . . . . . B-4

                     HIGHMARK DIVERSIFIED MONEY MARKET FUND
                          STEPSTONE MONEY MARKET FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Statement of Operations reflect the accounts of the HighMark Diversified Money Market Fund and the Stepstone Money Market Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark Diversified Money Market Fund and Stepstone Money Market Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


                     HIGHMARK DIVERSIFIED MONEY MARKET FUND
                          STEPSTONE MONEY MARKET FUND
       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                  JULY 31, 1996


   HIGHMARK     STEPSTONE                                                                    HIGHMARK     STEPSTONE
  DIVERSIFIED    MONEY                                                                     DIVERSIFIED      MONEY
     MONEY       MARKET      PRO FORMA                                                        MONEY         MARKET     PRO FORMA
    MARKET        FUND        COMBINED                                                        MARKET         FUND       COMBINED
     FUND                                                                                      FUND

   PRINCIPAL    PRINCIPAL    PRINCIPAL
    AMOUNT        AMOUNT       AMOUNT                                                          VALUE         VALUE        VALUE
                 (000'S)
                                                                                                            (000'S)
                                          CERTIFICATES OF DEPOSIT -- EURO (1.2%)
         5,000                     5,000  Abbey National Treasury Services, 5.72%,            $ 5,000                   $ 5,000
                                          9/11/96                                               5,983                     5,983
         6,000                     6,000  Abbey National Treasury Services, 5.22%,
                                          3/4/97                                                5,001                     5,001
         5,000                     5,000  Bayerische Vereinsbank, 5.49%, 11/13/96
                                                                                               15,984                    15,984
                                          Total Certificates of Deposit -- Euro

                                          CERTIFICATES OF DEPOSIT -- YANKEE
                                          (18.0%) Bank of Nova Scotia, New York
                     25,000       25,000       5.000%, 08/06/96                                            $ 25,000      25,000
        10,000                    10,000  ABN-AMRO Bank N.V., 5.53%, 3/18/97                    9,996                     9,996
                                          Banque Nationale de Paris, San Francisco
                     30,000       30,000       5.400%, 08/02/96                                              30,000      30,000
                                          Bayer.Hypotheken-und Wenschel Bk AG, NY
                     30,000       30,000       5.300%, 08/26/96                                              30,000      30,000
         5,000                     5,000  Commerzbank, 5.66%, 4/24/97                           4,997                     4,997
                     10,000       10,000  Deutsche Bank AG, New York 5.530%, 04/02/97                         9,988       9,988
        10,000                    10,000  Deutsche Bank, 5.57%, 3/31/97                        10,001                    10,001
                     13,000       13,000  Dresdner Bank AG, New York 5.010%, 02/26/97                        12,965      12,965

        10,000                    10,000  Dresdner Bank, 5.05%, 2/26/97                            9,999                     9,999
                                          National Westminster Bank PLC, New York
                     30,000       30,000       5.400%, 09/06/96                                                 30,000      30,000
         5,000                     5,000  Rabobank Nederland N.V., 5.82% 8/14/96                   5,000                     5,000
        10,000                    10,000  Sanwa Bank Ltd., 5.62%, 10/16/96                        10,002                    10,002
                      5,000        5,000  Societe Generale, New York 5.720%, 04/14/97                            4,996       4,996
        10,000                    10,000  Society Generale, 5.65%, 4/1/97                          9,993                     9,993
         5,000                     5,000  Society Generale, 5.80%, 4/15/97                         5,002                     5,002
         5,000                     5,000  Sumitomo Bank Ltd., 5.46%, 9/3/96                        5,000                     5,000
        10,000                    10,000  Sumitomo Bank Ltd., 5.48%, 8/26/96                      10,000                    10,000
         5,000                     5,000  Sumitomo Bank Ltd., 6.01%, 10/30/96                      5,000                     5,000
                                          Swiss Bank Corporation, New York 5.960%,
                     10,000       10,000       06/03/97                                                         10,006      10,006

                                          Total Certificates of Deposit -- Yankee                 84,990       152,955     237,945

                                          BANK NOTES (1.1%)
                     10,000       10,000  Bank of Hawaii, Honolulu, 5.500%. 1/3/97                              10,002      10,002
                      5,000        5,000  NBD Bank, N.A. (Detroit) 6.500%, 06/02/97                              5,022       5,022

                                          Total Bank Notes -- Domestic                                          15,024      15,024

                                          COMMERCIAL PAPER (34.5%) (B)

         5,000                     5,000  Abbey National North America Inc., 5.54%,                4,958                     4,958
                                               9/25/96
         5,000                     5,000  Abbey National North America Inc., 5.40%,                4,906                     4,906
                                               12/4/96
        10,000                    10,000  Alpha Finance Corp., 5.48%, 10/11/96                     9,892                     9,892
         5,000                     5,000  ANZ (De) Inc., 5.38%, 9/10/96                            4,970                     4,970
         5,000                     5,000  ANZ (De) Inc., 5.40%, 9/9/96                             4,971                     4,971
         5,000                     5,000  ANZ (De) Inc., 5.47%, 10/9/96                            4,948                     4,948
        10,000                    10,000  Assets Securitization Cooperative Corp.,                 9,994                     9,994
                                               5.37%, 8/5/96
         5,000                     5,000  Assets Securitization Cooperative Corp.,                 4,965                     4,965
                                               5.40%, 9/17/96
        10,000                    10,000  AT&T Corp., 5.30%, 8/8/96                                9,990                     9,990
         5,000                     5,000  AT&T Corp., 5.42%, 9/18/96                               4,964                     4,964
         5,000                     5,000  B.A.T. Capital Corp., 5.33%, 8/16/96                     4,989                     4,989
         5,000                     5,000  Beta Finance Inc., 5.53%, 1/3/97                         4,881                     4,881
        10,000                    10,000  BTR Dunlop Finance Inc., 5.37%, 8/7/96                   9,991                     9,991
         5,000                     5,000  BTR Dunlop Finance Inc., 5.27%, 8/26/96                  4,982                     4,982
         5,000                     5,000  BTR Dunlop Finance Inc., 5.40%, 9/16/96                  4,965                     4,965
        10,000                    10,000  Cargill Financial Services Corp. 5.33%, 8/16/96          9,978                     9,978
         5,000                     5,000  Cargill Inc., 5.35%, 8/2/96                              4,999                     4,999
        10,000                    10,000  Ciesco, L.P., 5.26%, 8/16/96                             9,978                     9,978
         5,000                     5,000  Ciesco, L.P., 5.32%, 9/9/96                              4,971                     4,971
         5,000                     5,000  Commerzbank U.S. Finance Inc., 5.35%, 8/8/96             4,995                     4,995
         5,200                     5,200  Corporate Receivables Corp., 5.35%, 8/22/96              5,184                     5,184
        10,000                    10,000  Corporate Receivables Corp., 5.40%, 9/12/96              9,937                     9,937
         5,000                     5,000  Corporate Receivables Corp., 5.42%, 10/8/96              4,949                     4,949
         5,000                     5,000  CXC, Inc., 5.38%, 8/1/96                                 5,000                     5,000

        10,000                    10,000  CXC, Inc., 5.40% 9/3/96                                  9,950                     9,950
         5,000                     5,000  Daimler-Benz North America Corp., 5.35%,
                                               1/6/97                                              4,876                     4,876
         5,000                     5,000  Daimler-Benz North America Corp., 5.53%,
                                               1/13/97                                             4,873                     4,873
         5,000                     5,000  Den Danske Corporation Inc., 5.38%, 8/6/96               4,996                     4,996
         5,000                     5,000  Den Danske Corporation Inc., 5.42%, 10/1/96              4,954                     4,954
                     21,000       21,000  Eli Lilly & Co., 4.840%, 08/16/96 (c)                                 20,958      20,958
         5,000                     5,000  Falcon Asset Securitization Corp., 5.40%,
                                               8/19/96                                             4,986                     4,986
         5,000                     5,000  Falcon Asset Securitization Corp., 5.55%,
                                               1/21/97                                             4,867                     4,867
                     30,000       30,000  Ford Motor Credit Company, 5.380%,                                    29,969      29,969
                                               08/08/96(c)
         5,000                     5,000  Ford Motor Credit Corp., 5.27%, 8/13/96                  4,991                     4,991
        10,000                    10,000  Ford Motor Credit Corp., 5.34%, 8/15/96                  9,979                     9,979
         5,000                     5,000  Ford Motor Credit Corp., 5.42%, 9/6/96                   4,973                     4,973
        10,000                    10,000  General Electric Capital Corp., 5.29%, 9/5/96            9,949                     9,949
                     30,000       30,000  Goldman Sachs Group, LP, 5.330%, 08/12/96 (c)                         29,951      29,951
         7,200                     7,200  Hewlett Packard Co., 5.29%, 8/27/96                      7,172                     7,172
         5,000                     5,000  J.C. Penney Funding Corp., 5.38%, 8/7/96                 4,996                     4,996
        10,000                    10,000  J.C. Penney Funding Corp., 5.34%, 8/29/96                9,958                     9,958
         5,000                     5,000  Jet Funding Corp., 5.50%, 9/30/96                        4,954                     4,954
                                          Merrill Lynch & Company, Inc., 5.380%,
                     30,000       30,000       08/26/96 (c)                                                     29,888      29,888
                     25,000       25,000  Morgan Stanley Group, Inc., 5.330%,                                   24,870      24,870
                                               09/05/96(c)
                     30,000       30,000  Motorola, Inc. 5.280%, 08/19/96(c)                                    29,921      29,921
                                          National Rural Utilities Co-op. Finance Corp.,
        10,000                    10,000       5.37%, 8/9/96                                       9,988                     9,988

        10,000                    10,000  Panasonic Finance Inc., 5.38%, 9/9/96                    9,943                     9,943
        10,000                    10,000  Panasonic Finance Inc., 5.34%, 9/17/96                   9,930                     9,930
         5,000                     5,000  RTZ America Inc., 5.30%, 8/22/96                         4,985                     4,985
         5,000                     5,000  TransAmerica Corp., 5.36%, 8/9/96                        4,994                     4,994

                                              Total Commercial Paper                             290,670       165,557     456,227

                                          CORPORATE OBLIGATIONS (6.3%)

                     10,000       10,000  BankAmerica Corp., 7.550%, 11/29/96                                   10,064      10,064
                     30,000       30,000  Bear Stearns Companies, Inc., 5.507%,
                                               05/20/97(b)                                                      30,000      30,000
                     20,000       20,000  General Electric Capital Corporation, 7.750%,
                                               12/30/96
         2,500                     2,500  Gillette Co., 4.75%, 8/15/96                             2,499                     2,499
                     10,000       10,000  Norwest Financial, Inc., 6.500%, 05/15/97                             10,055      10,055
        10,000                    10,000  Sanwa Business Credit Corp., 5.56%, 12/4/96 (a)         10,000                    10,000

                                              Total Corporate Obligations                         12,499        70,290      82,789


                                          U.S. TREASURY OBLIGATIONS (6.0%)
                                          U.S. Treasury Notes
                     15,000       15,000  4.375%, 08/15/96                                                      14,992      14,992
                     10,000       10,000  6.500%, 09/30/96                                                      10,013      10,013

                     30,000       30,000  6.875%, 10/31/96                                                      30,127      30,127
        10,000                    10,000  4.62%, 2/6/97                                            9,757                     9,757
                     10,000       10,000  6.500%, 05/15/97                                                      10,056      10,056
                      5,000        5,000  5.625%, 06/30/97                                                       4,986       4,986

                                          Total U.S. Treasury Obligations                          9,757        70,174      79,931

                                          U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)
                                          FHLB
                      5,415        5,415    4.400%, 01/21/97                                                     5,396       5,396
                     20,000       20,000    5.035%, 03/06/97                                                    19,978      19,978
                                          FNMA
                      9,200        9,200    5.680%, 10/07/96                                                     9,202       9,202
                     10,000       10,000    5.390%, 12/04/96                                                     9,998       9,998

                                          Total U.S. Government  Agency Obligations                             44,574      44,574

                                          REPURCHASE AGREEMENTS (29.5%)

                                          Deutsche Morgan Grenfell/C.J. Lawrence,
                                          Inc. 5.65%, dated 07/31/96, matures
                                          08/01/96, repurchase price $173,898,179
                                          (collateralized by various FHLMC
                                          obligations total par value $148,221,200,
                                          5.971%-6.225%, 01/01/20-7/1/34:  various
                                          FNMA obligations total various FNMA
                                          obligations total par value  $168,475,449,
                                          6.124%-9000%, 07/01/21-02/01/35: U.S.
                                          Treasury Note, 01/01/20-7/1/34:  various
                                          FNMA obligations total various FNMA
                                          obligations total par value  $168,475,449,
                                          6.124%-9000%, 07/01/21-02/01/35: U.S.
                                          Treasury Note, 01/01/20-7/1/34:  various
                                          FNMA obligations total various FNMA
                                          obligations total par value  $168,475,449,
                                          6.124%-9000%, 07/01/21-02/01/35: U.S.
                                          Treasury Note, par value $9,227,000,
                                          7.500%, matures 10/31/99: U.S. Treasury
                                          STRIPS, par value $40,000,000, matures
                    173,871      173,871  02/15/03: total value                                                173,871     173,871

                                          SBC Capital Markets, Inc. 5.65%, dated
                                          07/31/96, matures 08/1/96, repurchase price
                                          $13,594,630 (collateralized by FNMA
                                          obligations, par value $14,027,000, 6.554%,
                                          matures 08/01/25: U.S. Treasury Bill, par
                                          value $3,073,000, matures 08/29/96: total
                     13,593       13,593  market value $14,320,404)                                             13,593      13,593

                                          Nomura Securites International, Inc. 5.65%,
                                          dated 07/31/96, matures 08/01/96,
                                          repurchase price $160,285,254
                                          (collateralized by various FHLMC
                                          obligations, total par value $150,917,688,
                                          5.50%-8.50%, 05/01/99-  05/01/25: various
                                          FNMA obligations, total par value
                                          $44,937,640, 6.12%-9.00%, 03/01/03-
                                          05/01/34: various GNMA obligations, total
                                          par value $147,088,489, 6.00%-11.50%,
                                          03/15/07-07/15/26: total market value
                    160,260      160,260  $163,465,304)                                                        160,260     160,260

                                          C. S. First Boston Corp., 5.62%, 8/1/96
                                          (Collaterized by 18,006 U.S. Treasury
                                          Bonds, 8.75%, 8/15/20, market value,
        21,502                    21,502  $21,970)                                                21,502                    21,502

                                          Merrill Lynch Government Securities, Inc.
                                          5.65%, dated 07/31/96, matures 08/01/96,
                                          repurchase price $20,472,932
                                          (collateralized by various FNMA obligations
                                          total par value $27,675,051, 5.50%-7.50:
                     20,470       20,470  market value $20,881,617)                                             20,470      20,470

                                          Total Repurchase Agreements                             21,502       368,194     389,696

                                          Total Investments (100.0%)  (Cost
                                          1,322,170)                                             435,402       886,768   1,322,170




(a) Variable rate securities having liquidity sources through bank letters of credit of other credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rated or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on July 31, 1996.

(b) Floating Rate Security -- The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1996.

(c) The rate reflected on the Statement of Net Assets represents the security's discount yield.

FHLB          Federal Home Loan Bank
FHLMC         Federal Home Loan Mortgage Corporation
FNMA          Federal National Mortgage Association
GNMA          Government National Mortgage Association
STRIPS        Separate Trading of Registered Interest and Principal of
              Securities



 (See Notes to Pro Forma Financial Statements which are an integral part of the
                             Financial Statements)

                     HIGHMARK DIVERSIFIED MONEY MARKET FUND
                          STEPSTONE MONEY MARKET FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                 JULY 31, 1996



(Dollars in thousands)
                                                          HIGHMARK
                                                        DIVERSIFIED     STEPSTONE
                                                           MONEY          MONEY         PRO FORMA               PRO FORMA
                                                        MARKET FUND    MARKET FUND     ADJUSTMENTS              COMBINED
 ASSETS:
 Investments in securities                                  $ 413,900      $ 518,574                               $ 932,474
 Repurchase Agreements                                         21,502        368,194                                 389,696
                                                       ------------------------------                        ----------------
     Total Investments                                        435,402        886,768                               1,322,170

 Cash                                                               3        (1,647)          $   597 (A)             (1,047)
 Interest & Dividends Receivable                                2,256          6,007                                   8,263
 Prepaid Expenses and Other Assets                                 14             17                                      31
 Capital Shares Sold Receivable                                     -              -                                       -
                                                       ----------------------------------------------------------------------
           Total Assets                                       437,675        891,145              597              1,329,417

 LIABILITIES:
 Distributions Payable                                          1,690          3,496                                   5,186
 Payable to Brokers                                             5,000              -                                   5,000
 Accrued Expenses and Other Payables:                             258            745                                   1,003
                                                       ----------------------------------------------------------------------
           Total Liabilities                                    6,948          4,241               -                  11,189

 NET ASSETS:
 Capital                                                      431,097        888,072                               1,319,169
 Undistributed net investment income                                -              -              597 (A)                597
Accumulated undistributed  net realized gain (loss) on           (370)        (1,168)                                 (1,538)
      investment transactions
                                                       ----------------------------------------------------------------------
           NET ASSETS                                       $ 430,727      $ 886,904     $        597           $  1,318,228
                                                       ======================================================================
 Net Assets:
      Fiduciary                                             $ 244,775                      $  545,654 (A)(B)      $  790,429
      Retail                                                  185,952                         341,847 (A)(B)         527,799
      Institutional                                                        $ 545,296        (545,296) (B)                 -
      Investment                                                             341,608        (341,608) (B)                 -
                                                       ----------------------------------------------------------------------
           TOTAL                                            $ 430,727      $ 886,904         $    597             $1,318,228
                                                       ======================================================================

                                      B-9

 Shares Outstanding:

      Fiduciary                                               245,066                         546,290 (B)            791,356
      Retail                                                  186,031                         341,783 (B)            527,814
      Institutional                                                          546,290        (546,290) (B)           -
      Investment                                                             341,783        (341,783) (B)           -
                                                       ---------------------------------------------------------------------
           TOTAL SHARES OUTSTANDING                           431,097        888,073                0              1,319,170
                                                       =====================================================================
 Net Asset Value and Redemption Price Per Share:
      Fiduciary                                                $ 1.00             -                                   $ 1.00
      Retail                                                     1.00             -                                   $ 1.00
      Institutional                                                -          $ 1.00                                      -
      Investment                                                   -            1.00                                      -

(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization (differences are due to rounding).


(See Notes to Pro Forma Financial Statements)

                     HIGHMARK DIVERSIFIED MONEY MARKET FUND
                          STEPSTONE MONEY MARKET FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996


(Dollars in thousands)                                    HIGHMARK
                                                        DIVERSIFIED     STEPSTONE
                                                           MONEY          MONEY         PRO FORMA               PRO FORMA
                                                        MARKET FUND    MARKET FUND     ADJUSTMENTS              COMBINED
 INVESTMENT INCOME:
 Interest Income                                            $  22,468      $  42,926                               $  65,394
                                                       -----------------------------                         ---------------
           Total Income                                        22,468         42,926                                  65,394

 EXPENSES:
 Investment Adviser Fee                                         1,591          2,301         $  (402) (A)              3,490
 Shareholder Services Fees                                        994              -               -                     994
 Administration Fees                                              795          1,000             531  (B)              2,326
 Custodian/Wire Agent Fee                                         221             76            (146) (C)                151
 Professional Fees                                                 63            113             (61) (C)                115
 Registration Fees                                                 47            108             (57) (C)                 98
 Distribution Fee                                                 396          1,045                                   1,441
 Trustees Fees                                                     11             21             (10) (C)                 22
Printing Costs                                                     51             85             (74) (C)                 62
 Other                                                            145            118            (210) (C)                 53
                                                       ---------------------------------------------------------------------
           Total Expenses                                       4,314          4,867            (429)                  8,752
 Distribution Fee Waiver                                                       (392)                                   (392)
 Expenses Voluntarily Reduced                                 (1,327)                           (168) (D)            (1,495)
                                                       ---------------------------------------------------------------------
           Total Net Expenses                                   2,987          4,475            (597)                  6,865

 Net Investment Income                                         19,481         38,451             597                  58,529

 REALIZED GAINS ON INVESTMENTS:
 Net Realized Gain/(Loss) on Investments                           16             -                                       16
                                                       ---------------------------------------------------------------------

 Change in net assets resulting from operations             $  19,497      $  38,451         $   597               $  58,545
                                                       =====================================================================

(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .30% of the Diversified Money Market Fund (the "Fund") average daily net assets.

(B) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(C) The adjustment is made to reflect the expense reductions due to the combining of two portfolios into one.

(D) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than 75% for the Retail Class of Shares and 50% for the Fiduciary Class of Shares for the Diversified Money Market Fund.

(See Notes to Pro Forma Financial Statements)

                     HIGHMARK DIVERSIFIED MONEY MARKET FUND
                          STEPSTONE MONEY MARKET FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Diversified Money Market Fund and Stepstone Money Market Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Diversified Money Market Fund and Stepstone Money Market Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Money Market Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Diversified Money Market Fund. Under generally accepted accounting principles, the Stepstone Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 546,290 Fiduciary Class and 341,783 Retail Class shares of HighMark Diversified Money Market Fund in exchange for 546,290 Institutional Class shares and 341,783 Investment Class shares, respectively.

                 HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND
                      STEPSTONE TREASURY MONEY MARKET FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the HighMark 100% U.S. Treasury Money Market Fund and the Stepstone Treasury Money Market Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark 100% U.S. Treasury Money Market Fund and Stepstone Treasury Money Market Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.

                 HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND
                      STEPSTONE TREASURY MONEY MARKET FUND
       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 July 31, 1996



   HIGHMARK                                                                                HIGHMARK
     100%       STEPSTONE                                                                    100%       STEPSTONE
     U.S.       TREASURY                                                                     U.S.       TREASURY
   TREASURY       MONEY       PRO FORMA                                                    TREASURY       MONEY       PRO FORMA
  OBLIGATIONS    MARKET        COMBINED                                                   OBLIGATIONS    MARKET        COMBINED
     FUNDS        FUND                                                                       FUNDS        FUND


   PRINCIPAL    PRINCIPAL    PRINCIPAL
    AMOUNT        AMOUNT       AMOUNT                                                        VALUE        VALUE        VALUE
                 (000's)                                                                                 (000'S)
                                         U.S. TREASURY OBLIGATIONS
                                         U.S. TREASURY BILLS (37.6%)
         1,355                    1,355  4.99%, 8/1/96(a)                                     $  1,355                 $  1,355
        15,000                   15,000  5.00%, 8/8/96(a)                                       14,985                   14,985
         2,303                    2,303  5.01%, 8/8/96(a)                                        2,301                    2,301
         2,226                    2,226  5.02%, 8/8/96(a)                                        2,224                    2,224
         5,000                    5,000  5.03%, 8/8/96(a)                                        4,995                    4,995
         5,000                    5,000  5.04%, 8/8/96(a)                                        4,995                    4,995
        10,192                   10,192  4.96%, 8/15/96(a)                                      10,172                   10,172
         7,425                    7,425  5.01%, 8/15/96(a)                                       7,411                    7,411
         5,000                    5,000  5.03%, 8/15/96(a)                                       4,990                    4,990
         2,777                    2,777  5.04%, 8/15/96(a)                                       2,772                    2,772
         1,067                    1,067  4.95%, 8/22/96(a)                                       1,064                    1,064
        10,000                   10,000  4.98%, 8/22/96(a)                                       9,971                    9,971
        10,000                   10,000  5.02%, 8/22/96(a)                                       9,971                    9,971
                      5,000       5,000  5.330%, 8/22/96(b)                                                   4,984       4,984
         2,000                    2,000  5.48%, 8/22/96(a)                                       1,993                    1,993
         2,500                    2,500  5.50%, 8/22/96(a)                                       2,492                    2,492
         4,744                    4,744  4.98%, 8/29/96(a)                                       4,725                    4,725
        10,000                   10,000  5.05%, 8/29/96(a)                                       9,961                    9,961

         2,023                    2,023 5.04%, 9/5/96(a)                                         2,013                    2,013
           312                      312 5.06%, 9/5/96(a)                                           310                      310
         4,572                    4,572 5.07%, 9/5/96(a)                                         4,550                    4,550
           865                      865 5.08%, 9/5/96(a)                                           861                      861
        15,000                   15,000 5.10%, 9/5/96(a)                                        14,925                   14,925
         3,640                    3,640 5.04%, 9/12/96(a)                                        3,618                    3,618
           892                      892 5.07%, 9/12/96(a)                                          887                      887
         5,000                    5,000 5.10%, 9/12/96(a)                                        4,970                    4,970
         7,703                    7,703 5.11%, 9/12/96(a)                                        7,657                    7,657
         5,225                    5,225 5.12%, 9/12/96(a)                                        5,193                    5,193
                      5,000       5,000 5.050%, 9/19/96(b)                                                    4,966       4,966
           385                      385 5.07%, 9/19/96(a)                                          382                      382
         6,651                    6,651 5.09%, 9/19/96(a)                                        6,605                    6,605
         5,410                    5,410 5.11%, 9/19/96(a)                                        5,373                    5,373
         4,828                    4,828 5.13%, 9/19/96(a)                                        4,794                    4,794
         5,936                    5,936 5.14%, 9/19/96(a)                                        5,895                    5,895
         5,000                    5,000 5.04%, 10/3/96(a)                                        4,956                    4,956
                      5,000       5,000 5.050%, 10/03/96(b)                                                   4,965       4,956
         1,227                    1,227 5.09%, 10/3/96(a)                                        1,216                    1,216
         3,162                    3,162 5.11%, 10/3/96(a)                                        3,134                    3,134
         3,077                    3,077 5.11%, 10/10/96(a)                                       3,046                    3,046
         5,000                    5,000 5.15%, 10/10/96(a)                                       4,950                    4,950
                      5,000       5,000 5.005%, 10/17/96(b)                                                   4,946       4,946
         5,000                    5,000 5.05%, 10/17/96(a)                                       4,946                    4,946
         2,034                    2,034 5.09%, 10/17/96(a)                                       2,012                    2,012
         7,639                    7,639 5.11%, 10/17/96(a)                                       7,556                    7,556
         4,000                    4,000 5.07%, 10/24/96(a)                                       3,953                    3,953
         5,000                    5,000 5.12%, 10/24/96(a)                                       4,940                    4,940
         5,000                    5,000 5.34%, 1/9/97(a)                                         4,881                    4,881
         5,000                    5,000 5.24%, 1/23/97(a)                                        4,873                    4,873
         5,000                    5,000 4.91%, 2/6/97(a)                                         4,871                    4,871
         5,000                    5,000 5.11%, 2/6/97(a)                                         4,866                    4,866
                     10,000      10,000 5.170%, 2/06/97(b)                                                    9,739       9,739
                      5,000       5,000 5.080%, 3/06/97(b)                                                    4,847       4,847
         5,000                    5,000 5.16%, 4/3/97(a)                                         4,825                    4,825
         5,000                    5,000 5.32%, 4/3/97(a)                                         4,819                    4,819
                      5,000       5,000 5.270%, 5/01/97(b)                                                    4,800       4,800
                      5,000       5,000 5.395%, 5/29/97(b)                                                    4,774       4,774
                                            Total U.S. Treasury Bills                          234,254       44,012     278,266

                                        U.S. TREASURY NOTES (12.2%)
        10,000                   10,000 7.25%, 8/31/96                                          10,013                   10,013
        10,000                   10,000 7.25%, 8/31/96                                          10,011                   10,011
                     10,000      10,000 6.500%, 09/30/96                                                     10,013      10,013
                      5,000       5,000 6.875%, 10/31/96                                                      5,021       5,021
                      5,000       5,000 7.250%, 11/15/96                                                      5,029       5,029
                      5,000       5,000 7.500%, 01/31/97                                                      5,063       5,063
                      5,000       5,000 6.875%, 02/28/97                                                      5,044       5,044
        10,000        5,000      15,000 6.625%, 03/31/97                                        10,072        5,035      15,107
                      5,000       5,000 8.500%, 04/15/97                                                      5,093       5,093
         5,000        5,000      10,000 6.500%, 04/30/97                                         5,031        5,028      10,059

                     10,000      10,000 6.500%, 05/15/97                                                     10,052      10,052

                                            Total U.S. Treasury Notes                           35,127       55,378      90,505

                                        U.S. TREASURY STRIPS (0.7%)

        $5,000                   $5,000 5.12%, 11/15/96(a)                                       4,925                    4,925

                                            Total U.S. Treasury strips                           4,925                    4,925

                                        REPURCHASE AGREEMENTS (49.6%)

                                        BZW Securities, Inc. 5.57%, dated
                                        07/31/96, matures, 8/01/96, repurchase
                                        price $21,020,834 (collateralized by
                                        U.S. Treasury Note, par value
                                        $21,051,000, matures 5/15/97:  market
                     21,018      21,018 value $21,438,729)                                                   21,018      21,018

                                        Deutsche Morgan Grenfell/C.J. Lawrence,
                                        Inc. 5.57%, dated 07/31/96, matures
                                        08/01/96, repurchase price $109,672,965
                                        (collateralized by various U.S. Treasury
                                        Notes, total par value $56,736,000,
                                        5.125% - 9.125%, 7/31/97 - 5/15/99:
                                        various U.S. Treasury STRIPS, total par
                                        value $291,000, 11/15/00 - 2/15/02:
                                        U.S. Treasury Bill, par value
                                        $55,512,000, matures 11/14/96: total
                    109,656     109,656 market value $111,849,455)                                          109,656     109,656

                                        JP Morgan Securities, Inc. 5.57%, dated
                                        07/31/96, matures 08/01/96, repurchase
                                        price $21,699,282 (collateralized by
                                        U.S. Treasury Note, par value
                                        $22,085,000, matures 6/30/97:  market
                     21,696      21,696 value $22,130,696)                                                   21,696      21,696

                                        Merrill Lynch Government Securities,
                                        Inc. 5.57%, dated 07/31/96, matures
                                        08/01/96, repurchase price $20,942,475
                                        (collateralized by various U.S. Treasury
                                        STRIPS, total par value $25,845,000,
                                        7.875%-11.625%, 2/15/99-11/15/04: total
                     20,939      20,939 market value $21,359,466)                                            20,939      20,939

                                        Morgan Stanley & Company, Inc. 5.57%,
                                        dated 07/31/96, matures 08/01/96,
                                        repurchase price $21,009,101
                                        (collateralized by U.S.Treasury Note,
                                        par value $20,905,000, 6.25%, matures
                     21,006      21,006 08/31/96: market value $21,454,36                                    21,006      21,006

                                        Nomura Securities International, Inc.
                                        5.57%, dated 07/31/96, matures 08/01/96,
                                        repurchase price $41,356,048
                                        (collateralized by various U.S. Treasury
                                        Notes, total par value $33,386,000,
                                        5.25%-8.75, 9/30/96-5/31/98: U.S.
                                        Treasury Bonds, par value $6,685,000,
                                        8.875%, matures 2/15/19: total market
                     41,350      41,350 value $42,177,205)                                                   41,350      41,350

                                        SBC Capital Markets, Inc. 5.57%, dated
                                        07/31/96, matures 08/01/96, repurchase
                                        price $21,470,650 (collateralized by
                                        various U.S. Treasury Bills, total par
                                        value $22,334,000,10/10/96 - 1/23/97:
                     21,467      21,467 total market value $21,901,787)                                      21,467      21,467

                                        UBS Securities, Inc. 5.57%, dated
                                        07/31/96, matures 08/01/96, repurchase
                                        price $109,958,945 (collateralized by
                                        various U.S. Treasury STRIPS, total par
                                        value $242,405,000, 5/15/05-5/15/09:
                    109,942     109,942 total market value $112,142,600)                                    109,942     109,942

                                            Total Repurchase Agreements     (Cost $367,074)                 367,074     367,074


                                            Total Investments (100.0%)(Cost $740,770)         $274,306     $466,464    $740,770


(a) Discount yield at date of purchase.

(b) The rate reflected on the Statement of Net Assets represents the security's effective yield.

STRIPS -- Separate Trading of Registered Interest and Principal of Securities


 (See Notes to Pro Forma Financial Statements which are an integral part of the
                             Financial Statements)

                 HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND
                      STEPSTONE TREASURY MONEY MARKET FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                 JULY 31, 1996


(Dollars in thousands)                                    HIGHMARK
                                                         100% U.S.      STEPSTONE
                                                          TREASURY      TREASURY
                                                           MONEY          MONEY         PRO FORMA               PRO FORMA
                                                        MARKET FUND    MARKET FUND     ADJUSTMENTS              COMBINED
 ASSETS:
Investments in securities                                  $  274,306      $  99,390                              $  373,696
Repurchase Agreements                                               -        367,074                                 367,074
                                                       -----------------------------                         ---------------
     Total Investments                                        274,306        466,464                                 740,770

Cash                                                                -         (1,390)        $    597 (A)               (793)
Interest & Dividends Receivable                                   910          2,416                                   3,326
Prepaid Expenses and Other Assets                                  12             36                                      48
                                                       ---------------------------------------------------------------------
           Total Assets                                       275,228        467,526              597                743,351

 LIABILITIES:
 Distributions Payable                                          1,088          1,732                                   2,820
 Payable for Capital Shares Redeemed                                -             -                                       -
 Payable to Brokers                                                 -             -                                       -
 Accrued Expenses and Other Payables                              177            286                                     463
                                                       ---------------------------------------------------------------------
           Total Liabilities                                    1,265          2,018                -                  3,283

 NET ASSETS:
 Capital                                                      273,958        465,510                                 739,468
 Undistributed net investment income                                -              -              597 (A)                597
 Accumulated undistributed net realized gain (loss) on
     investment transactions                                       5            (2)                                       3
                                                       ---------------------------------------------------------------------
           NET ASSETS                                      $  273,963     $  465,508         $    597             $  740,068
                                                       =====================================================================

 Net Assets:
    Fiduciary                                              $  173,340                       $ 179,004 (A)(B)       $ 352,344
    Retail                                                    100,623                         287,101 (A)(B)         387,724
    Institutional                                                          $ 178,720        (178,720) (B)                  -
    Investment                                                               286,788        (286,788) (B)                  -

                                                       ---------------------------------------------------------------------
           TOTAL                                           $  273,963     $  465,508         $    597             $  740,068
                                                       =====================================================================
 Shares Outstanding:
    Fiduciary                                                 173,332                         178,701 (B)            352,033
    Retail                                                    100,626                         286,809 (B)            387,435
    Institutional                                                            178,701        (178,701) (B)                  -
    Investment                                                               286,809        (286,809) (B)                  -
                                                       ---------------------------------------------------------------------
           TOTAL SHARES OUTSTANDING                           273,958        465,510                0                739,466
                                                       =====================================================================
 Net Asset Value and Redemption Price Per Share:
    Fiduciary                                                  $ 1.00              -                                  $ 1.00
    Retail                                                       1.00              -                                  $ 1.00

    Institutional                                                    -        $ 1.00                                        -
    Investment                                                       -          1.00                                        -


(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization (differences are due to rounding).


                 (See Notes to Pro Forma Financial Statements)

                 HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND
                      STEPSTONE TREASURY MONEY MARKET FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

(Dollars in thousands)                                    HIGHMARK
                                                         100% U.S.      STEPSTONE
                                                          TREASURY      TREASURY
                                                           MONEY          MONEY         PRO FORMA             PRO FORMA
                                                        MARKET FUND    MARKET FUND     ADJUSTMENTS            COMBINING
 INVESTMENT INCOME:
 Interest Income                                            $  16,193      $  21,447                              $  37,640
 Dividend Income                                                    -              -                                      -
                                                       -----------------------------                         --------------
           Total Income                                        16,193         21,447                                 37,640

 EXPENSES:
 Investment Adviser Fee                                         1,203          1,170            (302) (A)             2,071
 Shareholder Services Fees                                        752                               - (B)               752
 Administration Fees                                              602            508              271 (C)             1,381
 Custodian/Wire Agent Fee                                         127             29             (66) (D)                90
 Professional Fees                                                 52             60             (44) (D)                68
 Registration Fees                                                 28             78             (48) (D)                58
 Distribution Fee                                                 267            847                                  1,114
 Trustees Fees                                                      9              8              (4) (D)                13
 Printing Costs                                                    42             33             (38) (D)                37
 Other                                                            109             66             (85) (D)                90
                                                       --------------------------------------------------------------------
           Total Expenses                                       3,191          2,799            (317)                 5,673
 Investment Adviser Fee Waiver                                                 (195)            (219) (A)             (414)
 Distribution Fee Waiver                                                       (318)                                  (318)
 Expenses Voluntarily Reduced                                   (978)                            (61) (E)           (1,039)
                                                       --------------------------------------------------------------------
           Total Net Expenses                                   2,213          2,286            (597)                 3,902

 Net Investment Income                                         13,980         19,161              597                33,738

 REALIZED GAINS ON INVESTMENTS:
 Net Realized Gain/(Loss) on Investments                         (51)              5                                   (46)
                                                       --------------------------------------------------------------------
 Change in net assets resulting from operations             $  13,929       $ 19,166         $    597              $ 33,692
                                                       ====================================================================


 (A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .30% of the 100% U.S. Treasury Money Market Fund (the "Fund") average daily net assets. The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

(B) To support the provision of Shareholder Services to both classes of Shares, HighMark has adopted a Shareholder Service Plan. In consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, the Fund may pay a fee at the rate of up to .25% of its average daily net assets for the period to such service provider. The service provider may voluntarily choose to waive such fees at any time at its sole discretion. Currently such fees are being waived to the rate of 0.00% of average daily net assets.

(C) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(D) The adjustment is made to reflect the expense reductions due to the combining of two portfolios into one.

(E) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than .70% for the Retail Class of Shares and .45% for the Fiduciary Class of Shares for the 100% U.S. Treasury Money Market Fund.


(See Notes to Pro Forma Financial Statements)

                 HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND
                      STEPSTONE TREASURY MONEY MARKET FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)


1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark 100% U.S. Treasury Money Market Fund and Stepstone Treasury Money Market Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark 100% U.S. Treasury Money Market Fund and Stepstone Treasury Money Market Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Treasury Money Market Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark 100% U.S. Treasury Money Market Fund. Under generally accepted accounting principles, the HighMark 100% U.S. Treasury Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 178,701 Fiduciary Class and 287,809 Retail Class shares of HighMark 100% U.S. Treasury Money Market Fund in exchange for 178,701 Institutional Class shares and 286,809 Investment Class shares, respectively.

                 HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND
                STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the HighMark California Tax-Free Money Market Fund and the Stepstone California Tax-Free Money Market Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark California Tax-Free Money Market Fund and Stepstone California Tax-Free Money Market Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


                 HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND
               STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND
      PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 JULY 31, 1996




  HIGHMARK    STEPSTONE                                                                     HIGHMARK    STEPSTONE
 CALIFORNIA   CALIFORNIA                                                                   CALIFORNIA   CALIFORNIA
    TAX-         TAX-                                                                         TAX-         TAX-
    FREE         FREE                                                                         FREE         FREE
   MONEY        MONEY                                                                        MONEY        MONEY
   MARKET       MARKET    PRO FORMA                                                          MARKET       MARKET    PRO FORMA
    FUND         FUND      COMBINED                                                           FUND         FUND      COMBINED

 PRINCIPAL    PRINCIPAL   PRINCIPAL                                                          VALUE        VALUE       VALUE
   AMOUNT       AMOUNT      AMOUNT                                                                       (000'S)
               (000'S)
                                      CALIFORNIA MUNICIPAL BONDS (95.7%)
                                      Alameda County, Multi-Family Housing, VRDN,
                      900         900 RB (A) (B) (C) 3.350%, 08/07/96                                         $ 900      $   900

                                      Anaheim Public Improvement Corporation, 1995
                                      Police Facilities Refinancing Project, COP,
                    2,500       2,500 AMBAC Insured (A) 3.400%, 08/07/96                                      2,500        2,500

                                      California Education Facilities Authority
                                      California Institute of Technology, RB
                      760         760 5.700%, 01/01/97                                                          766          766

                                      California Education Facilities Authority
                                      Carnegie Institute of Washington, TECP
                    2,000       2,000 3.450%, 09/06/96                                                        2,000        2,000

                                      California Education Facilities Authority
                                      Carnegie Institute of Washington, TECP
                    1,000       1,000 3.600%, 08/23/96                                                        1,000        1,000

                                      California Education Facilities Authority
                                      University of Southern California, Ser B, RB
                      700         700 6.450%, 10/01/96                                                          703          703

                                      California Health Facilities Finance
                                      Authority St. Francis Medical, Ser F, RB,
                    3,000       3,000 MBIA Insured  (A) 3.350%, 08/07/96                                      3,000        3,000

                                      California Health Facilities Financing
                                      Authority, Adventist Health Systems, VRDN,
                    1,500       1,500 RB (A) (B) (C) 3.250%, 08/07/96                                         1,500        1,500


                                         California Health Facilities Financing
                                         Authority, Catholic Health Care, Ser A,
                    1,000       1,000    VRDN, RB, MBIA Insured (A) (B) 3.350%, 08/07/96                      1,000       1,000

                                         California Health Facilities Financing
                                         Authority, Kaiser Permanente, Ser A, 1989,
                      500         500    RB (A) (B) 6.500%, 10/01/96                                            502         502

                                         California Health Facilities Financing
                                         Authority, Kaiser Permanente, Ser A, 1993,
                    5,000       5,000    VRDN, RB (A) (B) 3.250%, 08/07/96                                    5,000       5,000

                                         California Health Facilities Financing
                                         Authority, Memorial Health Services, VRDN,
                    5,040       5,040    RB (A) (B) 3.250%, 08/07/96                                          5,040       5,040

                                         California Health Facilities Financing
                                         Authority, Pooled Loan Program, Ser B, VRDN,
                      500         500    RB, FGIC Insured (A) (B) 3.400%, 08/07/96                              500         500

                                         California Health Facilities Financing
                                         Authority, Santa Barbara Cottage Hospital,
                    2,900       2,900    VRDN, RB (A) (B) (C) 3.250%, 08/07/96                                2,900       2,900

                                         California Health Facilities Financing
                                         Authority, Sutter Health, Ser A, VRDN, RB
                    1,300       1,300    (A) (B) 3.550%, 08/07/96                                             1,300       1,300

                                         California Pollution Control Finance
                                         Authority Chevron U.S.A. Inc. Project,
                    1,460       1,460    3.700%, 05/15/97                                                     1,460       1,460

                                         California Pollution Control Finance
                                         Authority, Exxon Project, VRDN, RB (A) (B)
                    5,000       5,000    (C) 3.400%, 08/07/96                                                 5,000       5,000

                                         California Pollution Control Finance
                                         Authority, Ser A, Shell Oil, VRDN, RB (A)
                    3,200       3,200    (B) 3.500%, 08/07/96                                                 3,200       3,200

                                         California Pollution Control Finance
                                         Authority, Ser B, Shell Oil, VRDN, RB (A)
                      300         300    (B) (C) 3.500%, 08/07/96                                               300         300

                                         California Pollution Control Finance, GO
                                         Authority, Southern California Edison, Ser
                    1,600       1,600    C, VRDN, RB (A) (B) 3.400%, 08/07/96                                 1,600       1,600

                                         California Pollution Control Financing
                    1,000       1,000    Authority TECP (C) 3.600%, 08/15/96                                  1,000       1,000

                                         California State, GO TECP (C) 3.300%,
                    2,000       2,000    08/22/96                                                             2,000       2,000

                                         California Statewide Communities Development
                    1,007       1,007    Authority, Ser A, GO FSA Insured 4.750%, 06/30/97                    1,007       1,007

                                         California Statewide Community Development
                                         Authority, St. Joseph Health System, COP,
                    1,600       1,600    VRDN, RB (A) (B) 3.250%, 08/07/96                                    1,600       1,600

                                         Contra Costa County, Park Regency Apartment,
       5,025                    5,025    Series 1992, 3.70%, 8/1/32, AMT (A)                     5,025                    5,025

                                         Del Mar Racetrack Authority TECP (C) 3.450%,
                    1,000       1,000    08/15/96                                                             1,000       1,000

                                         Department of Water Resources, 3.35%,
       2,500                    2,500    11/29/96                                                2,500                    2,500

                                         Downey Civic Center Project COP, MBIA
                      500         500    Insured 4.000%, 02/01/97                                               500         500

                                         East Bay, Municipal Utility District, Water
                                         System Revenue AMBAC Insured, Escrowed To
                      500         500    Maturity 8.875%, 06/01/97                                              521         521

                                         Eastern Municipal Water District, COP, Ser B
                      100         100    VRDN, RB, FGIC Insured (A) (B) 3.250%, 08/07/96                        100         100

                                         Escondido Unified School District, Ser A,
                    1,000       1,000    GO, FGIC Insured 3.400%, 09/01/96                                    1,000       1,000

                                         Healdsburg Community Redevelopment Agency,
                    3,760       3,760    VRDN, RB (A) (B) (C) 3.500%, 08/07/96                                3,760       3,760

                                         Health Facilities Authority, Enloe Memorial
       3,300                    3,300    Hospital, 3.00%, 1/1/16 (A)                             3,300                    3,300

                                          Health Facilities Authority, Memorial Health
       6,800                    6,800     Services, 3.25%, 10/1/24 (A)                           6,800                    6,800

                                          Health Finance Authority, Catholic
         900                      900     Healthcare West, 3.25%, 7/01/09                          900                      900

                                          Health Finance Authority, Catholic
       6,600                    6,600     Healthcare West, 3.25%, 7/1/05 (A)                     6,600                    6,600

                                          Health Finance Authority, Kaiser Permanente
       6,900                    6,900     Series, 3.25%, 5/1/28 (A)                              6,900                    6,900

                                          Health Finance Authority, Pooled Program,
       1,700                    1,700     Series 1990 A, 3.40%, 9/1/20 (A)                       1,700                    1,700

                                          Health Finance Authority, Pooled Program,
       2,400                    2,400     Series B, 3.40%, 10/1/10 (A)                           2,400                    2,400

                                          Health Finance Authority, Santa Barbara
       1,200                    1,200     Cottage, 3.25%, 9/1/15 (A)                             1,200                    1,200

                                          Health Finance Authority, Santa Barbara
       1,000                    1,000     Cottage, Series B, 3.25%, 9/1/05 (A)                   1,000                    1,000

                                          Huntington Park Redevelopment Agency,
                                          Huntington Park Personal Storage I Project,
                    1,085       1,085     VRDN, RB (A) (B) (C) 3.900%, 08/07/96                               1,085       1,085

                                          Irvine Ranch Water District, Consolidated
                                          Refunding Ser 1995 B, VRDN, RB (A) (B) (C)
                    2,500       2,500     3.550%, 08/07/96                                                    2,500       2,500

                                          Irvine Ranch Water District, Consolidated
                                          Ser 1989, VRDN, GO (A) (B) (C) 3.550%,
                      700         700     08/07/96                                                              700         700

                                          Irvine Ranch Water District, Waterworks
                                          Bond, Improvement District # 182, Ser A,
                      300         300     VRDN, RB (A) (B) (C) 3.550%, 08/07/96                                 300         300

                                          Kern County Public Facilities, Project
       1,200                    1,200     Series B, 3.35%, 8/1/06 (A)                            1,200                    1,200

                                          Lancaster Multi-Family Housing, Westwood
       1,700                    1,700     Park Apartments, 3.40%, 12/1/07 (A)                    1,700                    1,700

                                          Los Angeles Community Redevelopment Agency,
                                          Multi-Family Housing Revenue, Skyline at
                                          South Park Phase II RB (A) (C) 3.550%,
                      800         800     08/07/96                                                              800         800

                                          Los Angeles County Metro Transportation
                                          Authority, Union Station Gateway Project,
       6,800                    6,800     3.25%, 7/2/25 (A)                                      6,800                    6,800

                                          Los Angeles County Pension Obligation, Ser
                    2,000       2,000     B, GO (A) (C) 3.400%, 08/07/96                                      2,000       2,000

                                          Los Angeles County Pension Obligation, Ser
                    2,000       2,000     C, RB, AMBAC Insured (A) 3.400%, 08/07/96                           2,000       2,000

                                          Los Angeles County Transportation
       4,700                    4,700     Commission, 3.40%, 7/1/12 (A)                          4,700                    4,700

                                          Los Angeles Department of Water & Power,
                    2,000       2,000     Electric Plant Revenue, TECP 3.000%, 8/13/96                        2,000       2,000

                                          Los Angeles Department of Water & Power,
                    3,000       3,000     Electric Plant Revenue, TECP 3.450%, 8/16/96                        3,000       3,000

                                          Los Angeles Multi-Family Housing, Crescent
         700                      700     Gardens, 3.40%, 7/1/14 (A)                               700                      700

                                          Los Angeles Multi-Family Housing, Series K,
       3,700                    3,700     3.25%, 7/1/10 (A)                                      3,700                    3,700

                                          Los Angeles Multi-Family Housing, Southpark
       7,500                    7,500     Apartment Project, 3.55%, 12/1/05 (A)                  7,500                    7,500

                                          Los Angeles Waste Water System, TECP (C)
                    3,000       3,000     3.500%, 08/29/96                                                    3,000       3,000

                                          Metropolitan Water District of Southern
       3,700                    3,700     California, 3.25%, 6/1/23                              3,700                    3,700

                                          Oxnard Housing Authority, Seawood Apartments
       2,800                    2,800     Project, 3.65%, 12/1/20, AMT (A)                       2,800                    2,800

                                          Pollution Control Finance Authority, Burney
       7,200                    7,200     Forest 1988, 3.70%, 9/1/20, AMT (A)                    7,200                    7,200

                                          Pollution Control Finance Authority, Delano
       1,900                    1,900     Project 1989, 3.65%, 8/1/19, AMT (A)                   1,900                    1,900

                                          Pollution Control Finance Authority, Delano
       2,310                    2,310     Project 1990, 3.65%, 8/1/19, AMT (A)                   2,310                    2,310

                                          Pollution Control Finance Authority, Delano
       3,000                    3,000     Project 1991, 3.65%, 8/1/19, AMT (A)                   3,000                    3,000

                                          Pollution Control Finance Authority, Honey
                                          Lake Power Project, Series 88, 3.65%,
       2,600                    2,600     9/1/18, AMT                                            2,600                    2,600

                                          Pollution Control Finance Authority, North
                                          County Recycling Center, Series B, 3.40%,
       1,700                    1,700     7/1/17 (A)                                             1,700                    1,700

                                          Pollution Control Finance Authority, Pacific
         500                      500     Gas & Electric, Series 88C, 3.35%, 8/15/96               500                      500

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 85C,
       1,550                    1,550     3.15%, 8/1/96                                          1,550                    1,550

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 85C,
         500                      500     3.20%, 9/10/96                                           500                      500

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 85C,
       4,000                    4,000     3.35%, 10/1/96                                         4,000                    4,000

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 85C,
       1,200                    1,200     3.45%, 11/14/96                                        1,200                    1,200

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 85C,
       3,200                    3,200     3.55%, 9/24/96                                         3,200                    3,200

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 85C,
       2,600                    2,600     3.55%, 9/6/96                                          2,600                    2,600

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 85C,
         500                      500     3.60%, 1/15/97                                           500                      500

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 85D,
       1,000                    1,000     3.35%, 9/10/96                                         1,000                    1,000

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 86A,
       1,100                    1,100     3.40%, 2/28/08 (A)                                     1,100                    1,100

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 86B,
       1,400                    1,400     3.40%, 2/28/08 (A)                                     1,400                    1,400

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 86C,
       2,000                    2,000     3.40%,  2/28/08                                        2,000                    2,000

                                          Pollution Control Finance Authority,
                                          Southern California Edison, Series 86D,
       2,200                    2,200     3.40%, 2/28/08 (A)                                     2,200                    2,200

                                          Riverside County Sales Tax Revenue, TECP (C)
                    1,000       1,000     3.350%, 8/6/96                                                      1,000       1,000

                                          Riverside County Sales Tax Revenue, TECP (C)
                      500         500     3.650%, 8/8/96                                                        500         500

                                          Sacramento County Multi-Family Housing
                                          Authority, River Oaks Apartments, 3.55%,
       2,200                    2,200     9/15/07                                                2,200                    2,200

                                          Sacramento County Multi-Family Housing,
                                          Riveroaks Apartments, VRDN, RB (A) (B) (C)
                    5,000       5,000     3.550%, 08/07/96                                                    5,000       5,000

       5,000                    5,000     San Benardino County, TRAN, 4.50%, 6/30/97             5,027                    5,027

                                          San Bernadino County Housing Authority,
                                          Victoria Terrace, Project A, VRDN, RB (A)
                    2,450       2,450     (B) (C) 3.350%, 08/07/96                                            2,450       2,450

                                          San Bernadino Multi-Family Housing, Western
                                          #3 Project, VRDN, RB (A) (B) (C) 3.400%,
                    2,500       2,500     08/07/96                                                            2,500       2,500

                                          San Bernadino Multi-Family Housing, Western
                                          #4 Project, VRDN, RB (A) (B) (C) 3.400%,
                    2,500       2,500     08/07/96                                                            2,500       2,500

                                          San Bernadino Transportation Authority,
                                          Sales Tax Revenue, VRDN, RB (A) (B) (C)
                    3,455       3,455     3.300%, 08/07/96                                                    3,455       3,455

                                          San Diego County Transportation Commission,
                    4,100       4,100     Sales Tax Revenue, TECP (C) 3.350%, 09/04/96                        4,100       4,100

                                          San Diego County Water Authority, TECP (C)
                    1,000       1,000     3.250%, 08/02/96                                                    1,000       1,000

                                          San Diego MTDB Authority, RB 4.250%,
                    1,010       1,010     09/01/96                                                            1,011       1,011

                                          San Diego Multi-Family Housing, University
                                          Town Center Apartments, 1993 Issued, VRDN,
                    1,500       1,500     RB (A) (B) 3.300%, 08/07/96                                         1,500       1,500

                                          San Jose Unified School District, County of
                    2,000       2,000     Santa Clara, TRAN 4.750%, 09/19/96                                  2,002       2,002

                                          San Jose Unified School District, Santa
                    2,000       2,000     Clara County, TRAN 4.500%, 08/05/97                                 2,011       2,011

                                          San Jose, Multi-Family Housing, Somerset
         500                      500     Park, 3.55%, 11/1/17, AMT (A)                            500                      500

                    3,000       3,000     San Mateo County, TRAN 4.500%, 07/01/97                             3,015       3,015

                                          San Mateo Union High School District, TRAN
                    1,000       1,000     4.250%, 07/10/97                                                    1,002       1,002

                                          Santa Clara Transport Authority, VRDN, RB
                    1,000       1,000     (A) (B) (C) 3.550%, 08/07/96                                        1,000       1,000

                                          SCAPPA, Revenue, 91 Refunding Series, 3.40%,
       2,900                    2,900     7/1/19 (A)                                             2,900                    2,900

                    2,500       2,500     Solano County, TRAN 4.500%, 11/01/96                                2,504       2,504

                                          Southern California Metro Water District,
                                          Water Revenue VRDN, Ser 1996-A, RB, AMBAC
                    1,300       1,300     Insured (A) 3.250%, 08/07/96                                        1,300       1,300

                                          Southern California Metro Water, TECP (C)
                    1,000       1,000     3.450%, 08/16/96                                                    1,000       1,000

                                          State of California, Tax Exempt Commercail
       3,000                    3,000     Paper, 3.10%, 8/7/96                                   3,000                    3,000

                                          State of California, Tax Exempt Commercial
       1,000                    1,000     Paper, 3.35%, 11/14/96                                 1,000                    1,000

                                          State of California, Tax Exempt Commercial
       2,000                    2,000     Paper, 3.55%, 9/13/96                                  2,000                    2,000

                                          Statewide Community Development Authority,
       6,865                    6,865     Series 95A, 3.45%, 5/15/25 (A)                         6,866                    6,866

                                          Tracy Multi-Family Housing Refunding,
                                          Sycamore Village Apartments, VRDN, RB (A)
                    2,300       2,300     (B) (C) 3.150%, 08/07/96                                            2,300       2,300

                                          Turlock Irrigation District Transmission
                    1,000       1,000     Projects, COP, Ser A (A) (C) 3.300%,
                                          08/07/96                                                            1,000       1,000

                                          Vacaville Mutli-Family Housing, The
         900                      900     Sycamores Apartments, 3.40%, 4/1/05 (A)                  900                      900

                                          Vallejo Housing Authority, Multi-Family
                                          Revenue, Crow Western Project Phase II,
                    5,200       5,200     VRDN, RB (A) (B) (C) 3.600%, 08/07/96                               5,200       5,200

                                          Vallejo Housing Authority, Multi-Family
                                          Revenue, Fountain Plaza Hills Apartments,
                                          1992 A, VRDN, RB, FNMA Insured (A) (B)
                      900         900     3.350%, 08/07/96                                                      900         900

                                          Walnut Creek Multi-Family Housing, Creekside
       1,000                    1,000     Drive Apartments, 3.40%, 4/1/07 (A)                    1,000                    1,000

                                          West Covina Redevelopment Agency, Lakes
                                          Public Parking Project, VRDN, RB (A) (B) (C)
                    2,025       2,025     4.250%, 08/07/96                                                    2,025       2,025

                                          Total California Municipal Bonds                     136,978      120,319     257,297

 Shares       Shares      Shares

                                          INVESTMENT COMPANIES (4.3%)
                                          Goldman Sachs California Tax-Exempt Money
       5,214                    5,214     Market Fund                                            5,214                    5,214

       6,312                    6,312     Provident California Money Market Fund                 6,312                    6,312

                                            Total Investment Companies                          11,526            -      11,526


                                          Total Investments  (Cost $268,823)                   148,504      120,319     268,823



(A) Floating Rate Security - The rate reflected on the Statement of Net Assets is the rate effective on July 31, 1996.

(B) Put and Demand Feature - The date reported is the lesser of the maturity or the put date.

(C) Securities are held in conjunction with a letter of credit by a major commercial bank or financial institution.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
MBIA - Municipal Bond Investors Assurance
RB - Revenue Bond
Ser - Series
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Note
VRDN - Variable Rate Demand Note


 (See Notes to Pro Forma Financial Statements which are an integral part of the
                             Financial Statements)

                 HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND
                STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                 JULY 31, 1996


(Dollars in thousands)                                    HIGHMARK      STEPSTONE
                                                         CALIFORNIA    CALIFORNIA
                                                          TAX-FREE      TAX-FREE
                                                           MONEY          MONEY          PRO FORMA               PRO FORMA
                                                        MARKET FUND    MARKET FUND     ADJUSTMENTS               COMBINED
 ASSETS:

Investments in securities                                    $148,504   $120,319                                    $268,823
Repurchase Agreements
                                                       -----------------------------                           --------------
     Total Investments                                        148,504    120,319                                     268,823

Cash                                                              897      2,437           $ 232 (A)                   3,566
Interest & Dividends Receivable                                   432        613                                       1,045
Receivable from Brokers                                         2,500                                                  2,500
Prepaid Expenses and Other Assets                                  10         11                                          21
Capital Shares Sold Receivable
                                                       ----------------------------------------------------------------------
           Total Assets                                       152,343    123,380             232                     275,955

 LIABILITIES:

 Distributions Payable                                            287        270                                         557
 Payable to Brokers                                                        2,011                                       2,011
 Accrued Expenses and Other Payables                               77        112                                         189

                                                       ----------------------------------------------------------------------
           Total Liabilities                                      364      2,393                                       2,757

 NET ASSETS:
 Capital                                                      152,028    120,988                                     273,016
 Undistributed net investment income                                                         232 (A)                     232
Accumulated undistributed net realized gain (loss) on
     investment transactions                                     (49)        (1)                                         (50)
                                                       ----------------------------------------------------------------------
           NET ASSETS                                       $ 151,979  $ 120,987           $ 232                 $  273,198
                                                       ======================================================================

                                     B-28

 Net Assets:
    Fiduciary                                                $ 98,352                         $ 37,808 (A)(B)       $136,160
    Retail                                                     53,627                           83,411               137,038
    Institutional                                                            $37,693          (37,693) (B)
    Investment                                                                83,294          (83,294) (B)
                                                       ---------------------------------------------------------------------
           TOTAL                                             $151,979       $120,987             $ 232             $ 273,198
                                                       =====================================================================

 Shares Outstanding:

    Fiduciary                                                  98,389                        37,690(B)               136,079
    Retail                                                     53,639                        83,298(B)               136,937
    Institutional                                                             37,690       (37,690)(B)
    Investment                                                                83,298       (83,298)(B)
                                                       ---------------------------------------------------------------------
           TOTAL SHARES OUTSTANDING                           152,028        120,988               (0)               273,016
                                                       =====================================================================

 Net Asset Value and Redemption Price Per Share:
    Fiduciary                                                  $ 1.00                                                 $ 1.00
    Retail                                                       1.00                                                 $ 1.00
    Institutional                                                             $ 1.00
    Investment                                                                $ 1.00



(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization (differences are due to rounding).


(See Notes to Pro Forma Financial Statements)

                 HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND
                 STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                       FOR THE YEAR ENDED JULY 31, 1996

(Dollars in thousands)                                    HIGHMARK      STEPSTONE
                                                         CALIFORNIA    CALIFORNIA
                                                          TAX-FREE      TAX-FREE
                                                           MONEY          MONEY         PRO FORMA             PRO FORMA
                                                        MARKET FUND    MARKET FUND     ADJUSTMENTS            COMBINED
 INVESTMENT INCOME:
 Interest Income                                              $ 5,301  $ 4,028                                     $ 9,329
 Dividend Income
                                                       -------------------------------------------------------------------
           Total Income                                         5,301    4,028                     -                 9,329

 EXPENSES:
 Investment Adviser Fee                                           618      350                 $(155) (A)              813
 Shareholder Services Fees                                        386                                                  386
 Administration Fees                                              309      152                   (81) (C)               42
 Custodian/Wire Agent Fee                                         111       17                   (93) (D)               35
 Professional Fees                                                 29       21                   (23) (D)               27
 Registration Fees                                                  5       12                     6  (D)               23
 Distribution Fee                                                 122      314                                         436
 Trustees Fees                                                      5        2                    (2) (D)                5
 Printing Costs                                                    23       11                   (20) (D)               14
 Other                                                             61       (1)                  (30) (D)               30
                                                       -------------------------------------------------------------------
           Total Expenses                                       1,669      878                  (235)                2,312

Investment Adviser Fee Waiver                                             (242)                 (327) (A)            (569)
 Distribution Fee Waiver                                                   (54)                                       (54)
 Expenses Voluntarily Reduced                                    (824)                           330  (E)            (494)
 Expense Reimbursements
                                                       -------------------------------------------------------------------
           Total Net Expenses                                     845      582                  (232)                1,195

 Net Investment Income                                          4,456    3,446                   232                 8,134

 REALIZED GAINS ON INVESTMENTS:
 Net Realized Gain/(Loss) on Investments
                                                                             1                                           1
                                                       -------------------------------------------------------------------
 Change in net assets resulting from operations               $ 4,456  $ 3,447                 $ 232              $  8,135
                                                       ===================================================================

 (A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .30% of the California Tax-Free Money Market Fund (the "Fund") average daily net assets. The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

(B) To support the provision of Shareholder Services to both classes of Shares, HighMark has adopted a Shareholder Service Plan. In consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, the Fund may pay a fee at the rate of up to .25% of its average daily net assets for the period to such service provider. The service provider may voluntarily choose to waive such fees at any time at its sole discretion. Currently such fees are being waived to the rate of 0.00% of average daily net assets.

(C) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(D) The adjustment is made to reflect the expense reductions due to the combining of two portfolios into one.

(E) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than .55% for the Retail Class of Shares and .30% for the Fiduciary Class of Shares for the California Tax-Free Money Market Fund.

(See Notes to Pro Forma Financial Statements)

                 HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND
                STEPSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)


1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark California Tax-Free Money Market Fund and Stepstone California Tax-Free Money Market Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark California Tax-Free Money Market Fund and Stepstone California Tax-Free Money Market Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone California Tax-Free Money Market Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark California Tax-Free Money Market Fund. Under generally accepted accounting principles, the Stepstone California Tax-Free Money Market Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 37,690 Fiduciary Class and 83,298 Retail Class shares of HighMark California Tax-Free Money Market Fund in exchange for 37,690 Institutional Class shares and 83,298 Investment Class shares, respectively.

                             HIGHMARK BALANCED FUND
                             STEPSTONE BALANCED FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                  JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the Stepstone Balanced Fund and the HighMark Balanced Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of Stepstone Balanced Fund and HighMark Balanced Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.

                             HIGHMARK BALANCED FUND
                            STEPSTONE BALANCED FUND
       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                 JULY 31, 1996



   HIGHMARK     STEPSTONE                                                                   HIGHMARK   STEPSTONE
   BALANCED     BALANCED     PRO FORMA                                                      BALANCED   BALANCED   PRO FORMA
     FUND         FUND       COMBINED                                                         FUND       FUND      COMBINED

    SHARES       SHARES       SHARES                                                         VALUE       VALUE      VALUE
                                                                                                        (000'S)
                                          COMMON STOCKS (58.3%)
                                          AEROSPACE & DEFENSE (0.8%)
                     30,000      30,000   Litton Industries(a)                                             $1,290      $1,290
                     23,600      23,600   Watkins Johnson                                                     510         510
         5,800                    5,800   B.F. Goodrich Co.                                      $ 210                    210
         5,400                    5,400   Raytheon Co.                                             262                    262
                                                                                                   472      1,800       2,272
                                          AIR TRANSPORTATION (0.4%)
                     35,000      35,000   KLM  Royal Dutch Air(a)                                           1,103       1,103
         1,300                    1,300   Federal Express Corp. (a)                                101                    101
         2,200                    2,200   Southwest Airlines Co.                                    55                     55
                                                                                                   156      1,103       1,259
                                          AIRCRAFT (1.2%)
                     25,000      25,000   Lockheed Martin                                                   2,072       2,072
                     20,000      20,000   Textron                                                           1,600       1,600
                                                                                                            3,672       3,672
                                          APPAREL/TEXTILES (0.3%)
                     20,000      20,000   Springs Industries, Cl A                                            913         913
                                                                                                              913         913
                                          AUTOMOTIVE (0.5%)
                     45,610      45,610   Chrysler                                                          1,294       1,294
         5,900                    5,900   Ford Motor Co.                                           192                    192
                                                                                                   192      1,294       1,486
                                          BANKS (2.3%)
         2,970                    2,970   Banc One Corp.                                           103                    103
                     25,000      25,000   Bank of Boston(a)                                                 1,325       1,325
                     24,000      24,000   Bank of New York                                                  1,236       1,236

         4,800                    4,800   BankAmerica Corp.                                        383                    383
         3,300                    3,300   Chase Manhattan Corp.                                    229                    229
                     10,000      10,000   First Union                                                         635         635
         8,000                    8,000   Fleet Financial Group, Inc.                              324                    324
         1,300       13,000      14,300   J.P. Morgan                                              112      1,118       1,230
         3,300                    3,300   National City Corp.                                      114                    114
         6,000       10,000      16,000   Norwest                                                  213        355         568
         2,400                    2,400   Wachovia Corp.                                           106                    106
                     19,000      19,000   Wilmington Trust                                                    589         589
                                                                                                 1,584      5,258       6,842
                                          BROADCASTING, NEWSPAPERS &
                                          ADVERTISING (0.5%)
                     40,000      40,000   Viacom,  Cl B(a)                                                  1,400       1,400
                                                                                                            1,400       1,400
                                          BUILDING MATERIALS (0.1%)
         5,600                    5,600   Masco Corp.                                              156                    156
                                                                                                   156                    156
                                          BUSINESS EQUIPMENT & SERVICES (0.1%)
         1,900                    1,900   Dun & Bradstreet Corp.                                   109                    109
         2,800                    2,800   Pitney Bowes, Inc.                                       136                    136
                                                                                                   245                    245
                                          CHEMICALS (3.6%)
                     20,000      20,000   Avery Dennison                                                    1,035       1,035
         3,000                    3,000   Betz Labs, Inc.                                          136                    136
                     66,000      66,000   Cabot                                                             1,658       1,658
         1,400                    1,400   Dow Chemical Co.                                         104                    104
         1,400       17,500      18,900   E.I. duPont De Nemours                                   113      1,413       1,526
                     40,100      40,100   First Mississippi                                                   852         852
                     33,400      33,400   Georgia Gulf                                                      1,027       1,027
         5,000       50,000      55,000   Monsanto                                                 156      1,563       1,719
                     25,000      25,000   Morton International                                                900         900
                     20,000      20,000   W.R. Grace                                                        1,275       1,275
                     33,400      33,400   Wellman                                                             651         651
                                                                                                   509     10,374      10,883
                                          COMMERCIAL GOODS & SERVICES (0.0%)
         3,000                    3,000   National Services Industries, Inc.                       114                    114
                                                                                                   114                    114
                                          COMMUNICATIONS/ELECTRONIC
                                            EQUIPMENT (2.0%)
         7,600                    7,600   AMP, Inc.                                                294                    294
         2,600                    2,600   Duracell International, Inc.                             117                    117
         2,500                    2,500   Emerson Electric Co.                                     211                    211
         7,700                    7,700   General Electric Co.                                     634                    634
                     17,600      17,600   Harris                                                            1,012       1,012
         5,600                    5,600   Intel Corp.                                              421                    421
                     15,000      15,000   ITT(a)                                                              851         851
         4,800       24,000      28,800   Motorola                                                 259      1,296       1,555
                     13,100      13,100   Sprint                                                              480         480
         4,100                    4,100   Texas Instruments, Inc.                                  177                    177
         3,300                    3,300   Thomas & Betts Corp.                                     120                    120
                                                                                                 2,233      3,639       5,872

                                          ENVIRONMENTAL SERVICES (0.0%)
         6,000                    6,000   Browning-Ferris Industries, Inc.                         134                    134
                                                                                                   134                    134
                                          COMPUTERS & SOFTWARE SERVICES (2.8%)
                     32,500      32,500   Compaq Computer (a)                                               1,779       1,779
                     46,125      46,125   Computer Associates International                                 2,347       2,347
         1,900                    1,900   Electronic Data Systems Corp. (a)                        101                    101
                     36,000      36,000   Hewlett Packard                                                   1,584       1,584
         2,000       15,000      17,000   IBM                                                      216      1,618       1,834
         1,300                    1,300   Microsoft Corp. (a)                                      153                    153
                     35,000      35,000   Network Equipment Technologies(a)                                   464         464
         2,800                    2,800   Seagate Technology, Inc. (a)                             136                    136
         2,400                    2,400   Shared Medical Systems Corp.                             132                    132
                                                                                                   738      7,792       8,530
                                          CONCRETE & MINERAL PRODUCTS (0.4%)
                     85,000      85,000   Hanson PLC, ADR                                                   1,084       1,084
         3,700                    3,700   Fleetwood Enterprises, Inc.                              112                    112
                                                                                                   112      1,084       1,196
                                          COSMETICS & TOILETRIES (0.1%)
         2,900                    2,900   Colgate-Palmolive Co.                                    228                    228
                                          International Flavors & Fragrances,
         2,600                    2,600   Inc.                                                     111                    111
                                                                                                   339                    339
                                          DRUGS (4.1%)
         2,600                    2,600   Abbott Laboratories                                      114                    114
                     30,000      30,000   American Home Products                                            1,703       1,703
                     30,000      30,000   Astra, Cl A, ADR                                                  1,268       1,268
                     15,000      15,000   Bristol-Myers Squibb                                              1,299       1,299
                     35,000      35,000   Mallinckrodt Group                                                1,308       1,308
         3,800       20,000      23,800   Merck                                                    244      1,285       1,529
         3,300                    3,300   Pfizer, Inc.                                             231                    231
                     30,000      30,000   Pharmacia & Upjohn                                                1,238       1,238
         1,800                    1,800   Schering-Plough Corp.                                     99                     99
                     28,000      28,000   SmithKline Beecham                                                1,505       1,505
         4,600       30,000      34,600   Warner Lambert                                           251      1,635       1,886
                                                                                                   939     11,241      12,180
                                          ELECTRICAL UTILITIES (0.9%)
         4,600                    4,600   FPL Group, Inc.                                          209                    209
                     15,000      15,000   Nipsco Industries                                                   561         561
                     49,000      49,000   Ohio Edison                                                       1,029       1,029
         9,500                    9,500   PacifiCorp                                               198                    198
         9,000                    9,000   Potomac Electric Power Co. (a)                           217                    217
         6,500                    6,500   Public Service Enterprise Group, Inc.                    170                    170
         5,100                    5,100   Texas Utilities Co.                                      214                    214
                                                                                                 1,008      1,590       2,598
                                          ENTERTAINMENT (0.5%)
                     25,000      25,000   Walt Disney                                                       1,391       1,391
                                                                                                            1,391       1,391
                                          FINANCIAL SERVICES (3.7%)
                     30,000      30,000   American Express                                                  1,313       1,313
         6,600                    6,600   American General Corp.                                   230                    230

                     53,600      53,600   BRE Properties,  Cl A                                             1,139       1,139
                     48,900      48,900   CBL and Associates Properties                                     1,057       1,057
                     35,000      35,000   Donaldson, Lufkin, & Jenrette                                     1,037       1,037
         7,600       60,000      67,600   FNMA                                                     241      1,905       2,146
                     25,000      25,000   ITT Hartford Group(a)                                             1,322       1,322
                     20,000      20,000   MBNA                                                                558         558
                     21,900      21,900   Post Properties                                                     758         758
                     37,099      37,099   Travelers                                                         1,567       1,567
                                                                                                   471     10,656      11,127
                                          FOOD, BEVERAGE & TOBACCO (2.9%)
         6,200                    6,200   Anheuser-Busch Co.                                       463                    463
                     67,250      67,250   Archer Daniels Midland                                            1,194       1,194
         5,600                    5,600   Coca-Cola Co.                                            263                    263
         3,700                    3,700   General Mills, Inc.                                      201                    201
         6,450                    6,450   H. J. Heinz Co.                                          213                    213
         1,500                    1,500   Hershey Foods Corp.                                      123                    123
                     60,000      60,000   IBP                                                               1,403       1,403
         8,200       30,000      38,200   Pepsico                                                  259        949       1,208
         2,500       14,400      16,900   Philip Morris                                            262      1,507       1,769
         1,700                    1,700   Ralston-Purina Co.                                       107                    107
                     25,000      25,000   Sara Lee                                                            800         800
                     26,000      26,000   Universal Foods                                                     777         777
         6,200                    6,200   UST, Inc.                                                206                    206
                                                                                                 2,097      6,630       8,727
                                          FORESTRY & PAPER PRODUCTS (1.8%)
         2,700                    2,700   Georgia Pacific Corp.                                    202                    202
         2,200                    2,200   International Paper Co.                                   83                     83
         1,500                    1,500   Kimberly Clark Corp.                                     114                    114
                     10,000               Kimberly-Clark                                                      760         760
                     19,000               Mead                                                              1,040       1,040
                     25,000      25,000   Rayonier                                                            959         959
                     20,000               Weyerhaeuser                                                        835         835
         4,000                    4,000   Weyerhaeuser Co.                                         167                    167
                     19,000               Willamette Industries                                             1,116       1,116
                                                                                                   566      4,710       5,276
                                          GAS/NATURAL GAS (1.2%)
                     30,000      30,000   Coastal                                                           1,118       1,118
                     31,100      31,100   Westcoast Energy                                                    482         482
                     38,800      38,800   Williams                                                          1,780       1,780
         2,600                    2,600   Consolidated Natural Gas Co.                             131                    131
         4,100                    4,100   Pacific Enterprises                                      121                    121
         1,900                    1,900   Tenneco, Inc.                                             94                     94
                                                                                                   346      3,380       3,726
                                          HEALTH CARE - GENERAL (0.2%)
         2,500                    2,500   Bristol-Myers Squibb Co.                                 217                    217
         5,000                    5,000   Johnson & Johnson                                        239                    239
                                                                                                   456                    456
                                          HOSPITAL SUPPLY & MANAGEMENT (0.1%)
         4,100                    4,100   Columbia/HCA Healthcare Corp.                            210                    210
                                                                                                   210                    210
                                          HOTELS & LODGING (0.3%)

                     10,000      10,000   Hilton Hotels                                                     1,020       1,020
                                                                                                            1,020       1,020
                                          HOUSEHOLD FURNITURE & FIXTURES (0.3%)
                     31,200      31,200   Leggett & Platt                                                     811         811
                                                                                                              811         811
                                          HOUSEHOLD PRODUCTS (0.3%)
                     14,100      14,100   Whirlpool                                                           694         694
         6,100                    6,100   Rubbermaid, Inc.                                         175                    175
                                                                                                   175        694         869
                                          INSURANCE (2.6%)
                     37,500      37,500   AFLAC                                                             1,200       1,200
         1,761       25,759      27,520   Allstate(a)                                               79      1,153       1,232
                     40,000      40,000   Equifax                                                           1,005       1,005
                     50,000      50,000   Equitable                                                         1,150       1,150
         1,500                    1,500   General Re Corp.                                         220                    220
                                          Hartford Steam Boiler Inspection &
         2,100                    2,100   Insurance Co.                                             92                     92
         2,250                    2,250   Jefferson Pilot Corp.                                    118                    118
                     30,000      30,000   Lincoln National                                                  1,279       1,279
         3,300                    3,300   Marsh & McLennan Cos., Inc.                              299                    299
         1,900                    1,900   St. Paul Cos., Inc.                                       98                     98
                     60,000      60,000   USF&G                                                               953         953
                                                                                                   906      6,740       7,646
                                          LEASING & RENTING (0.5%)
                     42,250      42,250   Comdisco                                                          1,003       1,003
                     15,000      15,000   Xtra                                                                634         634
                                                                                                            1,637       1,637
                                          LUMBER & WOOD PRODUCTS (0.2%)
                     32,800      32,800   Louisiana-Pacific                                                   668         668
                                                                                                              668         668
                                          MACHINERY (3.7%)
                     40,000      40,000   Applied Materials(a)                                                955         955
                     20,000      20,000   Briggs & Stratton                                                   753         753
                     50,000      50,000   Commercial Intertech                                              1,275       1,275
                     25,000      25,000   Cummins Engine                                                      934         934
                     37,500      37,500   Deere                                                             1,341       1,341
                     50,000      50,000   Dresser Industries                                                1,350       1,350
                     16,600      16,600   General Electric                                                  1,367       1,367
                     50,000      50,000   Global Industries Technologies(a)                                   850         850
                     35,000      35,000   Parker-Hannifin                                                   1,221       1,221
         4,300                    4,300   Snap-On, Inc.                                            191                    191
                     25,000      25,000   Toro                                                                759         759
                                                                                                   191     10,805      10,996
                                          MANUFACTURING (0.1%)
           500                      500   Imation Corp. (a)                                         11                     11
         2,700                    2,700   Ingersoll-Rand Co.                                       115                    115
         2,500                    2,500   Service Corp. International                              138                    138
                                                                                                   264                    264
                                          MEDICAL PRODUCTS & SERVICES (2.1%)
                     30,000      30,000   Bausch & Lomb                                                     1,065       1,065
         5,000       26,200      31,200   Baxter International                                     208      1,091       1,299

                     25,000      25,000   Columbia/HCA Healthcare(a)                                        1,281       1,281

                     60,000      60,000   Tenet Healthcare(a)                                               1,163       1,163
                     50,000      50,000   Vencor(a)                                                         1,369       1,369
                                                                                                   208      5,969       6,177
                                          MOTOR VEHICLE PARTS (0.0%)
         2,400                    2,400   Genuine Parts Co.                                        102                    102
                                                                                                   102                    102
                                          MULTIPLE INDUSTRY (0.2%)
        10,800                   10,800   Corning, Inc.                                            398                    398
         5,000                    5,000   Minnesota Mining & Manufacturing Co.                     325                    325
                                                                                                   723                    723
                                          PETROLEUM & FUEL PRODUCTS (0.7%)
                     50,000      50,000   Occidental Petroleum                                              1,119       1,119
                     38,400      38,400   Union Pacific Resources Group                                     1,013       1,013
                                                                                                            2,132       2,132
                                          PETROLEUM REFINING (4.1%)
         4,600                    4,600   Amoco Corp.                                              308                    308
                     29,000      29,000   Ashland                                                           1,062       1,062
         1,900                    1,900   Atlantic Richfield Co.                                   220                    220
         5,600       28,000      33,600   Chevron                                                  324      1,621       1,945
                     35,000      35,000   Diamond Shamrock R&M                                                971         971
         2,700                    2,700   Exxon Corp.                                              222                    222
                     36,300      36,300   Imperial Oil                                                      1,516       1,516
         2,000       15,000      17,000   Mobil                                                    221      1,656       1,877
         6,700                    6,700   Phillips Petroleum Co.                                   265                    265
                      9,800       9,800   Royal Dutch Petroleum, ADR                                        1,479       1,479
         2,400                    2,400   Texaco, Inc.                                             204                    204
                     30,000      30,000   Unocal                                                              979         979
                     62,000      62,000   USX-Marathon Group                                                1,271       1,271
                                                                                                 1,764     10,555      12,319
                                          PETROLEUM SERVICES (0.1%)
         9,300                    9,300   Baker Hughes, Inc.                                       273                    273
         2,000                    2,000   Halliburton Co.                                          104                    104
                                                                                                   377                    377
                                          PHOTOGRAPHIC EQUIPMENT & SUPPLIES
                                          (0.8%)
         1,600       15,000      16,600   Eastman Kodak                                            120      1,119       1,239
                     24,000      24,000   Xerox                                                             1,209       1,209
                                                                                                   120      2,328       2,448
                                          PRECIOUS METALS (0.2%)
                     23,636      23,636   Barrick Gold                                                        659         659
                                                                                                              659         659
                                          PRINTING & PUBLISHING (2.1%)
                     28,400      28,400   Belo, Cl A                                                        1,143       1,143
         3,500                    3,500   Gannett Co., Inc.                                        230                    230
                     25,000      25,000   Houghton Mifflin                                                  1,175       1,175
                     45,000      45,000   Lafarge                                                             821         821
                     50,000      50,000   Media General                                                     1,431       1,431
                     40,000      40,000   Time Warner                                                       1,395       1,395
                                                                                                   230      5,965       6,195
                                          RAILROADS (1.4%)
         3,100       20,000      23,100   Burlington Northern Santa Fe                             245      1,578       1,823

                     16,400      16,400   Conrail  Holding                                                  1,074       1,074
         2,100       15,000      17,100   Union Pacific                                            144      1,028       1,172
                                                                                                   389      3,680       4,069
                                          REAL ESTATE (0.6%)
                     35,000      35,000   First Industrial Realty Trust                                       823         823
                     52,000      52,000   JP Realty                                                         1,099       1,099
                                                                                                            1,922       1,922
                                          REPAIR SERVICES (0.7%)
                     21,000      21,000   PHH                                                               1,118       1,118
                     92,800      92,800   Rollins Truck Leasing                                               998         998
                                                                                                            2,116       2,116
                                          RESTAURANTS (0.0%)
         6,800                    6,800   Brinker International, Inc.                               89                     89
                                                                                                    89                     89
                                          RETAIL (1.3%)
         5,500                    5,500   Albany International, Class A                            102                    102
                     33,000      33,000   American Stores                                                   1,229       1,229
         2,200                    2,200   Home Depot, Inc.                                         111                    111
         4,400                    4,400   J.C. Penney, Inc.                                        219                    219
                     15,000      15,000   Kroger(a)                                                           566         566
         2,800       37,000      39,800   Sears Roebuck                                            115      1,517       1,632
         6,900                    6,900   Wal-Mart Stores, Inc.                                    165                    165
                                                                                                   712      3,312       4,024
                                          RUBBER & PLASTIC (0.6%)
                     40,572      40,572   Mark IV Industries                                                  852         852
                     20,000      20,000   Tupperware                                                          855         855
                                                                                                            1,707       1,707
                                          SEMI-CONDUCTORS/INSTRUMENTS (1.3%)
                     20,000      20,000   AMP                                                                 773         773
                     30,000      30,000   Intel                                                             2,254       2,254
                     70,000      70,000   National Semiconductor                                              989         989
                                                                                                            4,016       4,016
                                          STEEL & STEEL WORKS (0.4%)
                     23,900      23,900   Engelhard                                                           490         490
                      9,600       9,600   Texas Industries                                                    643         643
                                                                                                            1,133       1,133
                                          TELEPHONES & TELECOMMUNICATION  (2.2%)
        11,400       40,000      51,400   Airtouch Communications(a)                               313      1,100       1,413
         3,800                    3,800   Ameritech Corp.                                          211                    211
         4,500       17,271      21,771   AT&T                                                     235        900       1,135
                     20,000      20,000   Bell Atlantic                                                     1,183       1,183
         5,000                    5,000   BellSouth Corp.                                          205                    205
         2,100                    2,100   DSC Communications Corp.(a)                               63                     63
                     33,400      33,400   Frontier                                                            939         939
         5,700                    5,700   GTE Corp.                                                235                    235
           400                      400   Lucent Technologies, Inc.                                 15                     15
         3,500                    3,500   MCI Telecommunications Corp.                              86                     86
         4,000                    4,000   Network Equipment Technologies, Inc. (a)                  53                     53
                     20,000      20,000   NYNEX                                                               898         898
         6,100                    6,100   U.S. West, Inc.                                          185                    185
                                                                                                 1,601      5,020       6,621

                                          TOOLS (0.0%)
         3,800                    3,800   Stanley Works                                            108                    108
                                                                                                   108                    108
                                          TOYS (0.0%)
         4,250                    4,250   Mattel, Inc.                                             105                    105
                                                                                                   105                    105
                                          TRANSPORTATION SERVICES (0.4%)
                     23,400      23,400   GATX                                                              1,053       1,053
                                                                                                            1,053       1,053
                                          WHOLESALE (0.5%)
                     28,000      28,000   Arrow Electronics(a)                                              1,183       1,183
                     10,100      10,100   Hughes Supply                                                       330         330
                                                                                                            1,513       1,513
                                          Total Common Stocks                                   21,141    153,382     174,523

                                          U.S. TREASURY OBLIGATIONS (19.7%)
                                          U.S. TREASURY NOTES (18.9%)

     Principal    Principal   Principal
      Amount       Amount      Amount
                                                                                                   206                    206
       200,000                  200,000   8.130%, 02/15/98

                  1,500,000   1,500,000   6.125%, 03/31/98                                                  1,500       1,500
                  1,500,000   1,500,000   5.875%, 04/30/98                                                  1,493       1,493
                  1,300,000   1,300,000   6.000%, 05/31/98                                                  1,295       1,295
     1,000,000                1,000,000   8.250%, 07/15/98                                       1,037                  1,037
                  1,000,000   1,000,000   5.000%, 02/15/99                                                    969         969
                  1,000,000   1,000,000   7.000%, 04/15/99                                                  1,016       1,016
                  1,000,000   1,000,000   6.375%, 05/15/99                                                  1,000       1,000
                  1,000,000   1,000,000   6.375%, 07/15/99                                                  1,000       1,000
                  1,500,000   1,500,000   7.125%, 09/30/99                                                  1,529       1,529
                  1,000,000   1,000,000   7.500%, 10/31/99                                                  1,030       1,030
                  1,000,000   1,000,000   7.750%, 11/30/99                                                  1,039       1,039
                  1,500,000   1,500,000   7.125%, 02/29/00                                                  1,530       1,530
     1,000,000    2,000,000   3,000,000   5.500%, 04/15/00                                         969      1,936       2,905
                  1,500,000   1,500,000   6.125%, 09/30/00                                                  1,478       1,478
                    700,000     700,000   5.750%, 10/31/00                                                    680         680
       500,000                  500,000   8.500%, 11/15/00                                         536                    536
                  3,000,000   3,000,000   5.625%, 02/28/01                                                  2,891       2,891
                  1,000,000   1,000,000   6.250%, 04/30/01                                                    987         987
                  2,000,000   2,000,000   6.500%, 05/31/01                                                  1,994       1,994
                  1,000,000   1,000,000   6.625%, 06/30/01                                                  1,002       1,002
                  6,000,000   6,000,000   7.500%, 11/15/01                                                  6,236       6,236
                  2,000,000   2,000,000   6.375%, 08/15/02                                                  1,975       1,975

                  1,000,000   1,000,000   6.250%, 02/15/03                                                    978         978
       500,000                  500,000   5.880%, 02/15/04                                         475                    475
                  4,500,000   4,500,000   6.500%, 05/15/05                                                  4,420       4,420
                  4,500,000   4,500,000   6.500%, 08/15/05                                                  4,416       4,416
                  3,000,000   3,000,000   5.625%, 02/15/06                                                  2,765       2,765
                  1,000,000   1,000,000   6.875%, 05/15/06                                                  1,005       1,005
                  1,000,000   1,000,000   7.000%, 07/15/06                                                  1,014       1,014
                  7,000,000   7,000,000   6.000%, 02/15/26                                                  6,150       6,150

                                          U.S. TREASURY BONDS (0.8%)
     1,150,000                1,150,000   7.25%, 05/15/16                                        1,171                  1,171
       205,000                  205,000   8.75%, 08/15/20                                          244                    244
     1,125,000                1,125,000   7.13%, 02/15/23                                        1,130                  1,130
                                                                                                 2,545                  2,545

                                          Total U.S. Treasury Obligations                        5,768     53,328      59,096

                                          U.S. GOVERNMENT AGENCY (6.2%)
                                          FNMA
                  3,020,000   3,020,000   7.500%, 08/01/01                                                  3,045       3,045
                    991,000     991,000   8.000%, 08/01/24                                                    997         997
                  4,428,000   4,428,000   8.000%, 05/01/25                                                  4,454       4,454
     1,350,000                1,350,000   5.45%, 10/10/03                                        1,242                  1,242
       316,003                  316,003   6.50%, 3/1/24, Pool #276510                              297                    297

       999,999                  999,999   8.00%, 7/1/26                                          1,006                  1,006

                                          GNMA
                  3,786,000   3,786,000   6.500%, 09/15/08                                                  3,665       3,665
                  2,440,000   2,440,000   6.000%, 11/15/08                                                  2,311       2,311
        95,076                   95,076   6.50%, 2/15/24, Pool #388599                              88                     88
       484,019                  484,019   7.50%, 5/15/24, Pool #386494                             476                    476

     1,016,375                1,016,375   7.00%, 2/15/26                                           972                    972

                                              Total U.S. Government Agency
                                                  Mortgage-Backed Bonds                          4,081     14,472      18,553

                                          CORPORATE OBLIGATIONS (10.6%)

                  2,000,000   2,000,000   American General, 6.75%, 06/15/05                                 1,918       1,918

                  2,000,000   2,000,000   American Telephone & Telegraph, 7.50%,                            2,033       2,033
                                          06/01/06

                  2,000,000   2,000.000   Associates of North America, 7.875%,                              2,070       2,070
                                          09/30/01

                  2,000,000   2,000,000   Avco Financial Services, 7.375%,                                  2,023       2,023
                                          0815/01

       215,000                  215,000   Bank of America, 6.00%, 7/15/97                          214                    214

                  2,000,000   2,000,000   Bankers Trust NY, 7.50%, 11/15/15                                 1,910       1,910

        95,000                   95,000   Bass America, Inc., 6.75%, 8/1/99                         95                     95

       175,000                  175,000   Bell Atlantic Maryland, 8.00%,10/15/29                   184                    184

       205,000                  205,000   Caterpillar Tractor Co., 6.00%, 5/1/07                   184                    184

                  1,500,000   1,500,000   Chemical Banking, 6.70%, 08/15/08                                 1,397       1,397

                                          Chesapeake & Potomac Telephone of
                  1,500,000   1,500,000   Maryland, 6.00%, 05/01/03                                         1,416       1,416

       100,000                  100,000   Citicorp, 6.75%, 8/15/05                                  96                     96

                                          First National Bank of Boston, 8.0%,
                  2,000,000   2,000,000   09/15/04                                                          2,050       2,050

       300,000                  300,000   Ford Capital, 9.38%, 1/1/98                              312                    312

                                          General Motors Acceptance Corp., 8.00%,
       305,000                  305,000   10/1/99                                                  315                    315

                                          Golden West Financial Corp., 6.70%,
       100,000                  100,000   7/1/02                                                    97                     97

       100,000                  100,000   Hydro-Quebec, 8.05%, 7/7/24                              106                    106

       200,000                  200,000   IBM Corp., 8.38%,11/1/19                                 215                    215

       100,000                  100,000   J.C. Penney, Inc., 6.00%, 5/1/06                          90                     90

                  1,500,000   1,500,000   Joseph E. Seagram and Sons, 7.00%, 04/15/08                       1,451       1,451

                  2,000,000   2,000,000   Lehman Brothers Holding, 8.5%, 05/01/07                           2,098       2,098

                  2,000,000   2,000,000   Lockheed Martin, 7.70%, 06/15/08                                  2,020       2,020

                  1,000,000   1,000,000   Mobil, 7.25%, 03/15/99                                            1,014       1,014
                                          New England Telephone & Telegraph Co.,
       125,000                  125,000   7.88%, 11/15/29                                          131                    131

       215,000                  215,000   Norske Hydro, 7.75%, 6/15/23                             215                    215

                  1,000,000   1,000,000   Panhandle Eastern, 7.875%, 08/15/04                               1,024       1,024

                                          Province of British Columbia, 7.00%,
                  1,500,000   1,500,000   01/15/03                                                          1,498       1,498

                  2,000,000   2,000,000   Ralston Purina, 7.750%, 10/01/15                                  1,969       1,969

                                          Royal Bank of Scotland, 6.375%,
                  1,500,000   1,500.000   02/01/11                                                          1,337       1,337

       150,000                  150,000   Sears Roebuck Co., 9.25%, 8/1/97                         154                    154

       150,000                  150,000   U.S. Bancorp, 6.75%, 10/15/05                            143                    143

                  2,000,000   2,000,000   Wal-Mart Stores, 5.875%, 10/15/05                                 1,820       1,820

       200,000                  200,000   Wal-Mart Stores, Inc., 6.38%, 3/1/03                     193                    193

                                                 Total Corporate Bonds                           2,744     29,048      31,792

                                          ASSET BACKED SECURITIES (2.1%)
                                          American Express 1994-1A
                  1,500,000   1,500,000   7.150%, 08/15/99                                                  1,520       1,520

                                          Banc One Credit Card Master Trust,
                  2,000,000   2,000,000   Ser 1994-A, Cl A 7.150%, 12/15/98                                 2,011       2,011

                                          J.C. Penney's Master Credit Card Trust,
                  1,000,000   1,000,000   Ser C, C1 A 9,625%, 06/1500                                       1,096       1,096

                                          Carco Auto Loan Master Trust, Series
       205,000                  205,000   1994-2, 7.88%, 3/15/98                                   207                    207

                                          Carco Auto Loan Master Trust, Series
       190,000                  190,000   1991-3, 7.88%, 8/15/97                                   194                    194

                                          Contimortgage Home Equity Loan Trust,
       200,000                  200,000   8.09%, 9/15/09                                           203                    203

                                          Contimortgage Home EquityLoan Trust,
       200,000                  200,000   7.44%, 9/15/12                                           197                    197

       250,000                  250,000   Green Tree Financial Corp., 6.80%, 1/15/26               244                    244

       400,000                  400,000   Standard Credit Card MasterTrust, 4.65%, 3/7/99          395                    395

       165,324                  165,324   UFSB Grantor Trust, 5.08%, 5/15/00                       163                    163

                                                Total Asset Backed Securities                    1,603      4,627       6,230


                                          COLLATERALIZED MORTGAGE OBLIGATIONS
                                          (0.3%)
        86,516                   86,516   Country Wide Mortgage, 6.75%, 3/25/08                  84                        84

       500,000                  500,000   Federal Home Loan Mortgage Corp., 6.25%, 1/15/24      449                       449

                                          GE Capital Mortgage Service, Inc., 1994-
       250,000                  250,000   1, 6.50%, 1/25/24                                     235                       235

                                          Residential Funding Mortgage, 6.75%,
       175,000                  175,000   11/25/07                                              168                       168

                                          Total Collateralized Mortgage Obligations             936                       936

                                          REPURCHASE AGREEMENT (2.8%)
                                          Deutsche Morgan Grenfell/C.J. Lawrence,
                                          Inc. 5.65%, dated 07/31/96, matures
                                          08/01/96, repurchase price $4,649,948
                                          (collateralized by FHLB, par value
                                          $4,750,000, 0.00%, matures 08/05/96:
                  4,649,000   4,649,000   market value $4,745,811)                                          4,649       4,649

                                          C.S. First Boston Corp.
                                          5.62%, 8/1/96   (Collateralized by 3,033
                                          U.S. Treasury Bonds, 10.38%, 11/15/12 ,
     3,786,776                3,786,776   market value-$3,870 )                               3,787                     3,787

                                          Total Repurchase Agreements                         3,787         4,649       8,436

                                          Total Investments (99.34%)  (Cost $262,511)        40,060       259,506     299,566


(a) Non-income producing security
ADR -- American Depository Receipt
CL -- Class
FHLB -- Federal Home Loan Bank
GNMA -- Government National Mortgage Association
PLC -- Public Limited Company
SER -- Series


(See Notes to Pro Forma Financial Statements which are an integral part of the
                             Financial Statements)

                             HIGHMARK BALANCED FUND
                            STEPSTONE BALANCED FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                 JULY 31, 1996

  (Dollars in thousands)                  HIGHMARK          STEPSTONE
                                          BALANCED           BALANCED           PRO FORMA               PRO FORMA
                                            FUND               FUND            ADJUSTMENTS               COMBINED

  ASSETS:
  Investments in securities            $     36,273       $     254,857                                 $    291,130
  Repurchase Agreements                       3,787               4,649                                        8,436
                                     -----------------------------------                              ---------------
      Total Investments                      40,060             259,506                                      299,566

  Cash                                           -                  (36)      $    (204)(A)                     (240)
  Interest & Dividends Receivable               278               2,051                                        2,329
  Prepaid Expenses and Other Assets               9                   5                                           14
  Capital Shares Sold Receivable                                    202                                          202
                                     --------------------------------------------------------------------------------
            Total Assets                     40,347             261,728            (204)                     302,000

  LIABILITIES:
  Distributions Payable                         118                  -                                           118
  Payable for Capital Shares Redeemed            -                   86                                           86
  Accrued Expenses and Other Payables            33                 271                                          304
                                     --------------------------------------------------------------------------------
            Total Liabilities                   151                 357                                          508

  NET ASSETS:
  Capital                                    35,830             217,015                                      252,845

  Net unrealized appreciation
    (depreciation) on  investments            4,114              32,941                                       37,055
  Undistributed net investment
    income                                        1                 407            (204) (A)                     333

  Accumulated undistributed net
    realized gain (loss) on investment
    transactions                                251              11,008                                       11,259
                                     --------------------------------------------------------------------------------
            NET ASSETS                     $ 40,196          $  261,371       $    (204)                $    301,363
                                     ================================================================================

  Net Assets:
       Fiduciary                       $     39,502                           $ 253,381  (A)(B)         $    292,883
       Retail                                   694                               7,785  (A)(B)                8,479
       Institutional                                         $  253,580        (253,580) (B)                     -

       Investment                                                 7,791          (7,791) (B)                     -
                                     --------------------------------------------------------------------------------
            TOTAL                      $     40,196          $  261,371       $    (204)                $    301,363
                                     ================================================================================
  Shares Outstanding:
       Fiduciary                              3,392                              17,754  (B)                  21,146
       Retail                                    60                                 552  (B)                     612
       Institutional                                             18,308         (18,308) (B)                     -

       Investment                                                   563            (563) (B)                     -
                                     --------------------------------------------------------------------------------
            TOTAL SHARES OUTSTANDING          3,452              18,871             565                       21,758
                                     ================================================================================

  Net Asset Value and Redemption Price
      Per Share:
      Fiduciary                             $ 11.64                                                     $      13.85
      Retail                                  11.56                                                            13.85

      Institutional                                             $ 13.85                                          -
      Investment                                                  13.85                                          -


(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

                             HIGHMARK BALANCED FUND
                            STEPSTONE BALANCED FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

FOR THE YEAR ENDED JULY 31, 1996

 (Dollars in thousands)                HIGHMARK       STEPSTONE
                                       BALANCED        BALANCED       PRO FORMA             PRO FORMA
                                         FUND            FUND        ADJUSTMENTS            COMBINED
  INVESTMENT INCOME:
  Interest Income                    $      996        $    6,018                          $     7,014
  Dividend Income                           549             3,305                                3,854
                                   -------------------------------                        -------------
      Total Income                        1,545             9,323                               10,868

  EXPENSES:
  Investment Adviser Fee                    348             1,431       $  (141) (A)             1,638
  Shareholder Services Fees                  87                             159  (B)               246
  Administration Fees                        70               311           165  (C)               546
  Custodian/Wire Agent Fee                   81                25           (71) (D)                35
  Professional Fees                           6                39           (18) (D)                27
  Registration Fees                           3                34           (14) (D)                23
  Distribution Fee                            2                32                                   34
  Trustees Fees                               1                 7            (3) (D)                 5
  Printing Costs                              6                23           (14) (D)                15
  Other                                      17                38           (23) (D)                32
                                   --------------------------------------------------------------------
      Total Expenses                        621             1,940            40                  2,601
  Distribution Fee Waiver                                     (15)                                 (15)
  Expenses Voluntarily Reduced             (293)                            164  (E)              (129)
                                   --------------------------------------------------------------------
            Total Net Expenses              328             1,925       $   204                  2,457

  Net Investment Income                   1,217             7,398          (204)                 8,411

  REALIZED GAINS ON INVESTMENTS:
  Net Realized Gain/(Loss) on               446            13,467                               13,913
    Investments
  Net Realized Gain/(Loss) on
    Option Contracts                                           51                                   51
  Net change in unrealized
    appreciation (depreciation)
    on investments                        1,716             2,517                                4,233
                                   --------------------------------------------------------------------
  Net realized/unrealized
    gains/(losses) on
    investments                           2,162            16,035                               18,197
                                   --------------------------------------------------------------------
  Change in net assets resulting
    from operations                  $    3,379        $   23,433       $  (204)           $    26,608
                                   ====================================================================

(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .60% of the Balanced Fund (the "Fund") average daily net assets.

(B) To support the provision of Shareholder Services to both classes of Shares, HighMark has adopted a Shareholder Service Plan. In consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, the Fund may pay a fee at the rate of up to .25% of its average daily net assets for the period to such service provider. The service provider may voluntarily choose to waive such fees at any time at its sole discretion. Currently such fees are being waived to the rate of 0.00% of average daily net assets.

(C) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(D) The adjustment is made to reflect the expense reductions due to the combining of two portfolios into one.

(E) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than 1.15% for the Retail Class of Shares and .90% for the Fiduciary Class of Shares for the Balanced Fund.

(See Notes to Pro Forma Financial Statements)

                             HIGHMARK BALANCED FUND
                            STEPSTONE BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)


1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Balanced Fund and Stepstone Balanced Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Balanced Fund and Stepstone Balanced Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Balanced Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Balanced Fund. Under generally accepted accounting principles, the Stepstone Balanced Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes that the HighMark Balanced Fund has executed a stock split on July 31, 1996 immediately preceding the Reorganization, to allow the Net Asset Values of the HighMark Balanced Fund Fiduciary and Retail shares to match the Net Asset Values of the Stepstone Balanced Fund Institutional and Investment Class shares, respectively. Accordingly, this resulted in an adjustment to the number of shares outstanding in the HighMark Balanced Fund of 554 in the Fiduciary Class and 11 in the Retail Class shares. If the Reorganization is consummated, the actual adjustments to the number of shares outstanding in each respective class of the HighMark Fund may vary from the numbers provided due to changes in the Net Asset Values between July 31, 1996 and the Reorganization Date.

                              HIGHMARK GROWTH FUND
                          STEPSTONE GROWTH EQUITY FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the HighMark Growth Fund and the Stepstone Growth Equity Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark Growth Fund and Stepstone Growth Equity Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


                              HIGHMARK GROWTH FUND
                          STEPSTONE GROWTH EQUITY FUND
       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 JULY 31, 1996


                  STEPSTONE                                                                                STEPSTONE
    HIGHMARK        GROWTH                                                                   HIGHMARK       GROWTH
     GROWTH         EQUITY        PRO FORMA                                                   GROWTH         EQUITY      PRO FORMA
     FUND           FUND           COMBINED                                                   FUND           FUND        COMBINED

     SHARES         SHARES         SHARES                                                     VALUE          VALUE         VALUE
                                                                                                            (000'S)

                                               COMMON STOCK (94.2%)
                                               AEROSPACE (0.4%)
         24,565                         24,565 B.F. Goodrich                                 $890                         $890
                                                                                              890                          890

                                               AUTOMOTIVE ( 1.2%)
                       49,788           49,788 Chrysler                                                   $1,413         1,413
                       27,000           27,000 Magna International, Cl A                                   1,202         1,202
                                                                                                           2,615         2,615
                                               BANKS (3.9%)
         10,365                         10,365 BankAmerica Corp.                              827                          827
                       36,300           36,300 Banc One                                                    1,257         1,257
          3,280                          3,280 Barnett Banks, Inc.                            201                          201
         16,030                         16,030 Chase Manhattan                              1,114                        1,114
         16,830        16,000           32,830 Fleet Financial Group                          681            648         1,329
                       90,780           90,780 U.S. Bancorp                                                3,109         3,109
          3,825                          3,825 Wells Fargo & Co.                              891                          891
                                                                                            3,714          5,014         8,728

                                               BUSINESS EQUIPMENT & SERVCES (0.1%)
          9,080                          9,080 Office Max, Inc.(a)                            120                          120
                                                                                              120                          120

                                               CAPITAL EQUIPMENT (0.1%)
          3,240                          3,240 Illinois Tool Works                          209                          209
                                                                                            209                          209

                                               CHEMICALS (3.7%)
                        8,000            8,000 Eli Lilly                                                   448           448
                       24,000           24,000 Georgia Gulf                                                738           738
                       37,800           37,800 Great Lakes Chemical                                      2,178         2,178
          3,750                          3,750 Hercules, Inc.                               188                          188
                       60,500           60,500 IMC Fertilizer Group                                      2,390         2,390
                       35,000           35,000 Monsanto                                                  1,094         1,094
                       20,000           20,000 W.R. Grace                                                1,275         1,275
                                                                                            188          8,123         8,311

                                               COMMUNICATIONS EQUIPMENT (2.2%)
                       49,000           49,000 ADC Telecommunications(a)                                 2,070         2,070
                       55,000           55,000 DSC Communications(a)                                     1,650         1,650
          5,170        20,000           25,170 Motorola, Inc.                               279          1,080         1,359
                                                                                            279          4,800         5,079

                                               COMPUTERS & SOFTWARE SERVICES (20.1%)
          2,885                          2,885 Automatic Dataprocessing, Inc.               114                          114
          9,610                          9,610 Ceridan Corp.(a)                             418                          418
         17,005       106,200          123,205 Cisco Systems(a)                             880          5,496         6,376
                       32,000           32,000 Compaq Computer(a)                                        1,752         1,752
         11,888        54,000           65,888 Computer Associates International, Inc.      605          2,747         3,352
          3,355                          3,355 Computer Sciences (a)                        228                          228
                       48,700           48,700 Compuware(a)                                              2,051         2,051
                      161,655          161,655 CUC International(a)                                      5,618         5,618
          5,840                          5,840 Digital Equipment (a)                        207                          207
         17,770                         17,770 Electronic Data Systems Corp. (a)            940                          940
         11,588        67,683           79,271 First Data Corp.                             899          5,254         6,153
                       43,500           43,500 Fiserv(a)                                                 1,457         1,457
         14,660        75,600           90,260 Hewlett Packard                              645          3,326         3,971
          4,375                          4,375 International Business Machines              472                          472
          3,705        35,000           38,705 Microsoft Corp. (a)                          437          4,126         4,563
                       32,000           32,000 Netcom On Line Communication Services(a)                    600           600
                       95,000           95,000 Olsten                                                    2,518         2,518
         10,045                         10,045 Oracle Systems Corp.(b)                      393                          393
          5,350        16,000           21,350 Parametric Technology Corp.(b)               223            666           889
         14,390                         14,390 Seagate Technology(b)                        696                          696
          4,685       109,200          113,885 Silicon Graphics(a)                          110          2,566         2,676
          2,140                          2,140 Sun Microsystems, Inc.(a)                    117                          117
                                                                                          7,384         38,177        45,561

                                               CONTAINERS & PACKAGING (0.1%)
                       18,400           18,400 Bway                                                        317           317
                                                                                                           317           317

                                               CONSUMER GOODS & SERVICES (0.3%)
         21,715                         21,715 Xilinx, Inc. (a)                             703                          703
                                                                                            703                          703

                                               COSMETICS & TOILETRIES (0.8%)
                                               81%)
         4,720                           4,720 Avon Products                                208                           208
         5,485                           5,485 Colgate-Palmolive Co.                        430                           430
        15,360                          15,360 Gillette Co.                                 977                           977
         5,110                           5,110 Ingersoll-Rand Co.                           218                           218
                                                                                          1,833                         1,833

                                               DRUGS (4.1%)
        17,370         53,000           70,370 ALZA Corp. C1A(a)                            430           1,312         1,742
         4,900                           4,900 Astra AB, C1A (a)                            207                           207
                       45,700           45,700 Mallinckrodt Group                                         1,708         1,708
         7,240         15,000           22,240 Merck                                        465             964         1,429
        11,240         58,200          113,920 Schering Plough                              620           3,208         3,828
         4,500                           4,500 SmithKline Beecham PLC-ADR (a)               242                           242
                                                                                          1,964           7,192         9,156

                                               DURABLE GOODS (0.1%)
        15,870                          15,870 Coleman, Inc. (a)                            282                           282
                                                                                            282                           282

                                               ELECTRICAL UTILITIES (1.1%)
                       25,000           25,000 Illinova                                                     644           644
                       16,000           16,000 Ohio Edison                                                  336           336
                       56,500           56,500 Pinnacle West Capital                                      1,596         1,596
                                                                                                          2,576         2,576

                                               ELECTRICAL EQUIPMENT (1.3%)
         5,480                           5,480 AMP, Inc.                                    212                           212
        10,640                          10,640 Duracell International, Inc.                 480                           480
        11,860                          11,860 General Electric Co.                         977                           977
        13,275                          13,275 Intel Corp.                                  997                           997
        14,810                          14,810 National Semiconductor Corp. (a)             209                           209
                                                                                          2,875                         2,875

                                               ELECTRONIC COMPONENTS (0.0%)
         3,245                           3,245 Applied Materials, Inc.(a)                    77                            77
                                                                                             77                            77

                                               ELECTRONIC INSTRUMENTS (0.1%)
         4,220                           4,220 Texas Instruments, Inc.                      183                           183
                                                                                            183                           183

                                               ENTERTAINMENT (1.5%)
                       56,000           56,000 Ambassador International (a)                                 686           686
         7,080                           7,080 Circus Circus Enterprises, Inc. (a)          217                           217
         6,715                           6,715 Harrah's Entertainment  (a)                  148                           148
                       16,000           16,000 Regal Cinemas (a)                                            680           680
                       28,591           28,591 Walt Disney                                                1,590         1,590
                                                                                            365           2,956         3,321

                                               FINANCIAL SERVICES (5.3%)
        14,835                          14,835 American Express Co.                           649                           649
         5,745                           5,745 Federal Home Loan Mortgage Corp.               484                           484
        30,635        136,800          167,435 FNMA                                           973           4,343         5,316
         1,405                           1,405 Household International, Inc.                  105                           105
                      162,450          162,450 MBNA                                                         4,528         4,528
        10,926                          10,926 Mutual Risk Management Ltd.                    307                           307
        15,935                          15,935 Travelers Corp. (a)                            673                           673
                                                                                            3,191           8,871        12,062

                                               FOOD, BEVERAGE & TOBACCO (3.0%)
         8,985                           8,985 Anheuser-Busch Co.                             672                           672
        19,215                          19,215 Coca-Cola Co.                                  901                           901
         2,550                           2,550 General Mills, Inc.                            138                           138
         2,950                           2,950 Hershey Foods                                  242                           242
                       32,000           32,000 IBP                                                            748           748
        26,390         59,600           85,990 PepsiCo                                        834           1,885         2,719
         8,700                           8,700 Phillip Morris Cos., Inc.                      910                           910
         5,397                           5,397 Ralston-Purina Co.                             339                           339
         3,105                           3,105 UST                                            103                           103
                                                                                            4,139           2,633         6,772

                                               FOREST & PAPER PRODUCTS (0.2%)
         5,605                           5,605 Albany International Corp., C1A                104                           104
         1,220                           1,220 Georgia Pacific Corp.                           91                            91
         2,340                           2,340 International Paper Co.                         89                            89
         5,280                           5,280 Weyerhaeuser Co.                               220                           220
                                                                                              504                           504

                                               GAS/NATURAL GAS (1.2%)
                       32,000           32,000 Coastal                                                      1,192         1,192
         2,305                           2,305 Tenneco, Inc.                                  114                           114
                       32,000           32,000 Williams                                                     1,468         1,468
                                                                                              114           2,660         2,774

                                               HEALTHCARE-DRUGS (1.1%)
         4,962                           4,962 Abbott Laboratories                            218                           218
         3,820                           3,820 American Home Products Corp.                   217                           217
         8,501                           8,501 Amgen, Inc. (a)                                464                           464
         9,090                           9,090 Pfizer, Inc.                                   635                           635
        15,850                          15,850 Pharmacia & Upjohn Co.                         654                           654
         6,270                           6,270 Warner-Lambert Co.                             342                           342
                                                                                            2,530                         2,530

                                               HEALTHCARE-GENERAL (0.4%)
        18,230                          18,230 Johnson & Johnson                              870                           870
                                                                                              870                           870

                                               HOSPITAL SUPPLY & MANAGEMENT (0.1%)
          4,081                          4,081 Columbia/HCA Healthcare Corp.                    209                          209
                                                                                                209                          209

                                               HOTEL MANAGEMENT & RELATED SERVICES (0.1%)

          7,392                          7,392 Promus Hotel Corp. (a)                           202                          202
                                                                                                202                          202

                                               HOUSEHOLD FURNITURE & FIXTURES (0.5%)
                       40,000           40,000 Leggett & Platt                                               1,040         1,040
                                                                                                             1,040         1,040

                                               HOUSEHOLD PRODUCTS (0.6%)
                       31,200           31,200 Danaher                                                       1,244         1,244
          2,270                          2,270 Proctor & Gamble Co.                             203                          203
                                                                                                203          1,244         1,447

                                               INSURANCE (6.5%)
                       23,111           23,111 Aetna                                                         1,343         1,343
                       48,000           48,000 AFLAC                                                         1,536         1,536
          2,547                          2,547 Allstate Corp.                                   114                          114
          5,955                          5,955 American International Group, Inc.               560                          560
                       60,200           60,200 AMBAC                                                         2,875         2,875
                        8,000            8,000 CRA Managed Care (a)                                            311           311
          1,560                          1,560 General Re Corp.                                 229                          229
                       56,000           56,000 Healthcare Compare (a)                                        2,163         2,163
          1,400                          1,400 Marsh & McLennan Cos., Inc.                      127                          127
          2,985        26,600           29,585 MBIA, Inc.                                       226          2,012         2,238
                       67,000           67,000 Oxford Health Plan (a)                                        2,312         2,312
                       17,000           17,000 Progressive of Ohio                                             859           859
                                                                                              1,256         13,411        14,667

                                               LEISURE PRODUCTS (1.3%)
         17,405                         17,405 The Walt Disney Co.                              968                          968
                       78,125           78,125 Mattel                                                        1,934         1,934
                                                                                                968          1,934         2,902

                                               MACHINERY (2.3%)
                       32,000           32,000 Applied Materials (a)                                           764           764
          5,275                          5,275 Deere & Co.                                      189                          189
                       35,100           35,100 General Electric                                              2,891         2,891
                       28,000           28,000 Varity (a)                                                    1,316         1,316
                                                                                                189          4,971         5,160

                                               MANUFACTURING (0.2%)
          8,480                          8,480 Service Corp. International                      468                          468
                                                                                                468                          468

                                               MARINE TRANSPORTATION (1.4%)
                      121,000          121,000 Carnival, Cl A                                             3,252         3,252
                                                                                                          3,252         3,252
                                               MEDICAL PRODUCTS & SERVICES (2.1%)
         6,469                           6,469 Chiron Corp. (a)                              569                          569
                       99,600           99,600 Nellcor (a)                                                2,353         2,353
                       63,225           63,225 Vivra (a)                                                  1,841         1,841
                                                                                             569          4,194         4,763

                                               PAPER & PAPER PRODUCTS (0.5%)
                       20,000           20,000 Willamette Industries                                      1,175         1,175
                                                                                                          1,175         1,175

                                               PETROLEUM & FUEL PRODUCTS (0.5%)
         4,835                           4,835 Baker Hughes, Inc.                            142                          142
         3,655                           3,655 Dresser Industries Inc.                        99                           99
         4,520                           4,520 Halliburton Co.                               236                          236
         1,215          8,000            9,215 Schlumberger Ltd.                              97            640           737
                                                                                             574            640         1,214

                                               PETROLEUM REFINING (2.7%)
         7,515         16,000           23,515 Amoco Corp.                                   503          1,070         1,573
                       12,900           12,900 Ashland                                                      472           472
                       18,561           18,561 British Petroleum, ADR                                     2,039         2,039
                       16,000           16,000 Chevron                                                      926           926
         5,305          8,400           13,705 Exxon Corp.                                   436            691         1,127
                                                                                             939          5,198         6,137

                                               PROFESSIONAL SERVICES (1.2%)
                       71,800           71,800 Medaphis (a)                                               2,666         2,666
                                                                                                          2,666         2,666

                                               PUBLISHING (0.4%)
        13,535                          13,535 Gannett Co., Inc.                             888                          888
                                                                                             888                          888

                                               RAILROADS (1.7%)
                       24,000           24,000 Burlington Northern Santa Fe                               1,893         1,893
                       53,400           53,400 Kansas City Southern Industries                            2,069         2,069
                                                                                                          3,962         3,962
                                               REAL ESTATE (0.4%)
                       93,000           93,000 Innkeepers USA Trust                                         977           977
                                                                                                            977           977

                                               RETAIL (9.9%)
                       32,000           32,000 Applebee's International                                     804           804
                      134,120          134,120 Corporate Express (a)                                      5,013         5,013
         8,190                           8,190 Home Depot, Inc.                             414                           414
                       76,000           76,000 Kohls (a)                                                  2,385         2,385
                       51,800           51,800 Landry's Seafood Restaurants (a)                           1,153         1,153
        23,720         51,600           75,320 McDonald's                                 1,100           2,393         3,493
                       49,000           49,000 Orchard Supply Hardware Stores (a)                         1,390         1,390
                       61,500           61,500 Papa John's International (a)                              2,644         2,644
                       80,500           80,500 Pep Boys-Manny, Moe & Jack                                 2,435         2,435
        11,480                          11,480 Price/Costco, Inc. (a)                       235                           235
         9,425                           9,425 Safeway, Inc. (a)                            339                           339
        10,625                          10,625 Sears Roebuck & Co.                          436                           436
         7,215         39,400           46,615 Toys "R" Us (a)                              190           1,039         1,229
                       21,800           21,800 Wal-Mart Stores                                              523           523
                                                                                          2,714          19,779        22,493

                                               RUBBER & PLASTIC (0.9%)
                       24,000           24,000 Goodyear Tire & Rubber                                     1,062         1,062
                       46,305           46,305 Mark IV Industries                                           972           972
                                                                                                          2,034         2,034

                                               SEMI-CONDUCTORS/INSTRUMENTS (3.9%)
                       24,000           24,000 Aavid Thermal Technologies (a)                               165           165
                      127,400          127,400 Integrated Device Technology (a)                           1,099         1,099
                       70,200           70,200 Intel                                                      5,274         5,274
                       33,000           33,000 National Semiconductor (a)                                   466           466
                       60,000           60,000 Recoton (a)                                                1,020         1,020
                       25,000           25,000 Xilinx                                                       809           809
                                                                                                          8,833         8,833

                                               TELEPHONES & TELECOMMUNICATION (3.6%)
        12,585                          12,585 Airtouch (a)                                 346                           346
         3,550                           3,550 Ameritech Corp.                              197                           197
         5,260                           5,260 AT&T Corp.                                   274                           274
                       57,000           57,000 Cincinnati Bell                                            2,772         2,772
         4,500                           4,500 GTE Corp.                                    186                           186
         6,555                           6,555 Lucent Technologies, Inc.                    243                           243
                       78,800           78,800 MCI Communications                                         1,940         1,940
         5,115                           5,115 Network Equipment Technologies (a)            68                            68
                       43,200           43,200 SBC Communications                                         2,111         2,111
                                                                                          1,314           6,823         8,137

                                               TOYS (0.3%)
        25,040                          25,040 Mattel, Inc.                                 620                           620
                                                                                            620                           620
                                               TRUCKING (0.8%)
                       98,125           98,125 Wabash National                                            1,705         1,705
                                                                                                          1,705         1,705
                                               Total Common Stock                        43,527         169,772       213,299

                                               PREFERRED STOCKS  (0.2%)
                                               INSURANCE (0.2%)
                        7,707            7,707 Aetna (a)                                                      483           483

                                               Total Preferred Stocks                                         483           483


   PRINCIPAL      PRINCIPAL       PRINCIPAL
     AMOUNT         AMOUNT         AMOUNT
                                               REPURCHASE AGREEMENTS (5.6%)

                                               Deutsche Morgan Grenfell/C.J. Lawrence,
                                               Inc. 5.650%, dated 07/31/96, matures
                                               08/01/96, repurchase price $11,847,914
                                               (collateralized by U.S. Treasury Note,
                                               total par value $190,000, 6.000%,
                                               12/31/97: FNMA obligation total par value
                                               $3,000,000, 6.000%, 12/31/97: FHLMC
                                               obligation total par value $9,129,000,
                   11,846,000       11,846,000 0.000%, 09/12/96: total market value                          11,846        11,846
                                               $12,083,953)

                                               C.S. First Boston Corp., 5.62%, 8/1/96
                                               (Collateralized by 825,000 U.S. treasury
        899,983                        899,983 Bonds, 8.75%, 11/15/08, market value              900                          900
                                               $922)

                                               Total Repurchase Agreements                       900         11,846        12,746

                                               Total Investments (100.0%) (COST 159,287)     $44,427       $182,101      $226,528

(a)              Non-income producing security
ADR              American Depositary Receipt
C1               Class
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
PLC              Public Limited Company

(See Notes to Pro Forma Financial Statements which are an integral part of the Financial Statements)

                              HIGHMARK GROWTH FUND
                          STEPSTONE GROWTH EQUITY FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                 JULY 31, 1996


 (Dollars in Thousands)                                  HIGHMARK      STEPSTONE
                                                      GROWTH FUND   GROWTH EQUITY     PRO FORMA               PRO FORMA
                                                                        FUND         ADJUSTMENTS              COMBINED
  ASSETS:
  Investments in securities                             $   43,527     $  170,255                              $  213,782
  Repurchase Agreements                                        900         11,846                                  12,746
                                                     -----------------------------                          --------------
      Total Investments                                     44,427        182,101                                 226,528

  Cash                                                                        (41)      $    (163) (A)               (204)
  Interest & Dividends Receivable                               55            176                                     231
  Receivable from Brokers                                      216            350                                     566

  Prepaid Expenses and Other Assets                              5              4                                       9
  Capital Shares Sold Receivable                                              125                                     125
                                                     ---------------------------------------------------------------------
            Total Assets                                    44,703        182,715            (163)                227,255

  LIABILITIES:
  Distributions Payable                                         28                                                     28
  Payable for Capital Shares Redeemed                                         100                                     100
  Payable to Brokers                                           301                                                    301
  Accrued Expenses and Other Payables                           36            198                                     234
                                                     ---------------------------------------------------------------------
            Total Liabilities                                  365            298                                     663

  NET ASSETS:
  Capital                                                   38,047        106,037                                 144,084
  Net unrealized appreciation (depreciation) on
   investments                                               3,917         63,324                                  67,241
  Undistributed net investment income                                         267            (163) (A)                194

  Accumulated undistributed net realized gain (loss)         2,374         12,789                                  15,163
    on investment transactions
                                                     ---------------------------------------------------------------------
            NET ASSETS                                  $   44,338     $  182,417       $    (163)             $  226,592
                                                     =====================================================================
  Net Assets:
       Fiduciary                                        $   41,495                      $ 178,927  (A)(B)      $  220,422
       Retail                                                2,843                          3,327  (A)(B)           6,170
       Institutional                                                   $  179,086        (179,086) (B)
       Investment                                                           3,331          (3,331) (B)
                                                     ---------------------------------------------------------------------
            TOTAL                                       $   44,338     $  182,417        $   (163)             $  226,592
                                                     =====================================================================

  Shares Outstanding:
       Fiduciary                                             3,300                         14,221  (B)             17,521
       Retail                                                  226                            264  (B)                490
       Institutional                                                        9,777          (9,777) (B)
       Investment                                                                                  (B)
                                                                              182            (182)
                                                     ---------------------------------------------------------------------
            TOTAL SHARES OUTSTANDING                         3,526          9,959           4,526                  18,011
                                                     =====================================================================


  Net Asset Value and Redemption Price Per Share:
       Fiduciary                                            $ 12.58                                                $ 12.58
       Retail                                               $ 12.60                                                $ 12.60
       Institutional                                                      $ 18.32
       Investment                                                         $ 18.30

(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.


(See Notes to Pro Forma Financial Statements)

                              HIGHMARK GROWTH FUND
                          STEPSTONE GROWTH EQUITY FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

                                                         HIGHMARK       STEPSTONE
                                                       GROWTH FUND    GROWTH EQUITY    PRO FORMA              PRO FORMA
                                                                          FUND         ADJUSTMENTS             COMBINED

  INVESTMENT INCOME:
  Interest Income                                        $      82       $     584                               $     666
  Dividend Income                                              607           1,966                                   2,573
                                                      -----------------------------                           -------------
            Total Income                                       689           2,550                                   3,239


  EXPENSES:
  Investment Adviser Fee                                       362           1,079        $   (146) (A)              1,295
  Shareholder Services Fees                                     90                             104  (B)                194
  Administration Fees                                           72             234             126  (C)                432
  Custodian/Wire Agent Fee                                     101              20             (93) (D)                 28
  Professional Fees                                              6              31             (25) (D)                 12
  Registration Fees                                              4              25             (11) (D)                 18
  Distribution Fee                                               5               7                                      12
  Trustees Fees                                                  1               6              (3) (D)                  4
  Printing Costs                                                 6              19             (14) (D)                 11
  Other                                                         21              25             (15) (D)                 31
                                                      ---------------------------------------------------------------------
            Total Expenses                                     668           1,446             (77)                  2,037

  Distribution Fee Waiver                                                       (2)                                     (2)
  Expenses Voluntarily Reduced                                (333)                            240  (E)                (93)
                                                      ---------------------------------------------------------------------
            Total Net Expenses                                 335           1,444             163                    1942
  Net Investment Income                                        354           1,106            (163)                  1,297

  REALIZED GAINS ON INVESTMENTS:
  Net Realized Gain/(Loss) on Investments                                $  14,655                                  14,655
  Net Realized Gain/(Loss) on
    Investment Transactions                                  3,272                                                   3,272
  Net Realized Gain/(Loss) on Option Contracts                                 308                                     308
  Net change in unrealized
    appreciation/(depreciation) on investments                 155           3,186                                   3,341
                                                      ---------------------------------------------------------------------
 Net realized/unrealized gains/(losses)
    on investments                                           3,427          18,149                                  21,576
                                                      ---------------------------------------------------------------------
  Change in net assets resulting from operations         $   3,781       $  19,255        $   (163)              $  22,873
                                                      =====================================================================


(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .60% of the Growth Fund (the "Fund") average daily net assets.

(B) To support the provision of Shareholder Services to both classes of Shares, HighMark has adopted a Shareholder Service Plan. In consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, Fund may pay a fee at the rate of up to .25% of its average daily net assets for the period to such service provider. The service provider may voluntarily choose to waive such fees at any time at its sole discretion. Currently such fees are being waived to the rate of 0.00% of average daily net assets.

(C) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(D) The adjustment is made to reflect the expense reductions due to the combining of two portfolios into one.

(E) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than 1.15% for the Retail Class of Shares and .90% for the Fiduciary Class of Shares for the Growth Fund.

(See Notes to Pro Forma Financial Statements)

                              HIGHMARK GROWTH FUND
                          STEPSTONE GROWTH EQUITY FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Growth Fund and Stepstone Growth Equity Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Growth Fund and Stepstone Growth Equity Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Growth Equity Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Growth Fund. Under generally accepted accounting principles, the HighMark Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 14,222 Fiduciary Class and 264 Retail Class shares of HighMark Growth Fund in exchange for 9,777 Institutional Class shares and 182 Investment Class shares, respectively. These numbers are based on the net assets of each class of the Stepstone Growth Equity Fund, and the net asset values of each respective class of HighMark Growth Fund, as of July 31, 1996. If the Reorganization is consummated, the actual adjustments to the number of shares outstanding in each respective class of the HighMark Fund may vary from the numbers provided due to changes in the Net Asset Values between July 31, 1996 and the Reorganization date.

                          HIGHMARK VALUE MOMENTUM FUND
                          STEPSTONE VALUE MOMENTUM FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                  JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the HighMark Value Momentum Fund and the Stepstone Value Momentum Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark Value Momentum Fund and Stepstone Value Momentum Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


        PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                  JULY 31, 1996


    HIGHMARK       STEPSTONE                                                               HIGHMARK       STEPSTONE
 VALUE MOMENTUM  VALUE MOMENTUM   PRO FORMA                                             VALUE MOMENTUM  VALUE MOMENTUM   PRO FORMA
      FUND            FUND         COMBINED                                                  FUND            FUND         COMBINED

     SHARES          SHARES         SHARES                                                   VALUE           VALUE          VALUE
                                                                                                             (000'S)
                                                 COMMON STOCKS (92.9%)
                                                 AEROSPACE & DEFENSE (0.6%)
                          30,000        30,000   Rockwell International                                      1,575         1,575
                                                                                                             1,575         1,575
                                                 AIRCRAFT (1.0%)
                          30,000        30,000   Textron                                                     2,400         2,400
                                                                                                             2,400         2,400
                                                 APPAREL/TEXTILES (0.4%)
                          20,000        20,000   Springs Industries, Cl A                                      913           913
                                                                                                               913           913
                                                 AUTOMOTIVE (2.1%)
                          40,000        40,000   Arvin Industries                                              865           865
                          50,000        50,000   Fleetwood Enterprises                                       1,519         1,519
                          45,000        45,000   Ford Motor                                                  1,463         1,463
                          14,000        14,000   TRW                                                         1,265         1,265

                                                                                                             5,112         5,112
                                                 BANKS (4.0%)
                          30,000        30,000   BankAmerica                                                 2,393         2,393
                          15,000        15,000   Bankers Trust New York                                      1,078         1,078
                          45,000        45,000   First Union                                                 2,858         2,858
                          25,000        25,000   J.P. Morgan                                                 2,150         2,150
                          50,000        50,000   Wilmington Trust                                            1,550         1,550

                                                                                                            10,029        10,029
                                                 CHEMICALS (6.1%)
                          52,000        52,000   Avery Dennison                                              2,691         2,691

                         106,000       106,000   Cabot                                                       2,663         2,663
                          33,000        33,000   Du Pont (E.I.) de Nemours                                   2,665         2,665
                          60,000        60,000   Monsanto                                                    1,875         1,875
                          64,000        64,000   W.R. Grace                                                  4,080         4,080
                          60,000        60,000   Wellman                                                     1,170         1,170

                                                                                                            15,144        15,144
                                                 COMMUNICATIONS EQUIPMENT (1.8%)
                          60,000        60,000   CTS                                                         2,580         2,580
                          35,000        35,000   Harris                                                      2,013         2,013




                                                 COMPUTERS & SERVICES (4.1%)
                          60,000        60,000   Cisco Systems (a)                                           3,105         3,105
                         100,000       100,000   Hewlett Packard                                             4,400         4,400
                          24,000        24,000   International Business Machines                             2,589         2,589

                                                                                                            10,094        10,094
                                                 DRUGS (5.3%)
                          30,000        30,000   American Home Products                                      1,703         1,703
                          40,000        40,000   Astra AB-A, ADR                                             1,690         1,690
                          13,000        13,000   Bristol Myers Squibb                                        1,126         1,126
                          65,000        65,000   Mallinckrodt Group                                          2,429         2,429
                          50,000        50,000   Merck                                                       3,213         3,213
                          57,000        57,000   SmithKline Beecham, ADR                                     3,064         3,064

                                                                                                            13,225        13,225
                                                 ELECTRICAL UTILITIES (1.0%)
                          75,000        75,000   General Public Utilities                                    2,438         2,438

                                                                                                             2,438         2,438
                                                 FINANCIAL SERVICES (7.5%)
                         105,957       105,957   Bear Stearns                                                2,384         2,384
                         152,262       152,262   BRE Properties,  Cl A                                       3,236         3,236
                          75,000        75,000   CBL Associates Properties                                   1,622         1,622
                          45,000        45,000   Dean Witter Discover                                        2,289         2,289
                         120,000       120,000   FNMA                                                        3,810         3,810
                          65,000        65,000   Post Properties                                             2,251         2,251
                          75,001        75,001   Travelers                                                   3,169         3,169

                                                                                                            18,761        18,761
                                                 FOOD, BEVERAGE & TOBACCO (5.2%)
                          20,000        20,000   American Brands                                               910           910
                         130,000       130,000   IBP                                                         3,039         3,039
                          35,000        35,000   Philip Morris                                               3,662         3,662
                          70,000        70,000   Sara Lee                                                    2,240         2,240
                           6,000         6,000   Unilever NV, ADR                                              854           854

                          75,000        75,000   Universal Foods                                             2,241         2,241

                                                 FOOTWEAR (0.1%)
                           8,800         8,800   Payless Shoesource (a)                                        285           285

                                                                                                               285           285
                                                 GAS/NATURAL GAS (4.1%)
                          45,000        45,000   Coastal                                                     1,676         1,676
                          75,000        75,000   MCN                                                         1,763         1,763
                          42,000        42,000   Questar                                                     1,323         1,323
                          40,000        40,000   Sonat                                                       1,705         1,705
                          70,000        70,000   Westcoast Energy                                            1,085         1,085
                          55,000        55,000   Williams                                                    2,523         2,523

                                                                                                            10,075        10,075
                                                 GLASS PRODUCTS (0.5%)
                          27,000        27,000   PPG Industries                                              1,330         1,330

                                                                                                             1,330         1,330
                                                 HOTELS & LODGING (0.6%)
                          15,000        15,000   Hilton Hotels                                               1,530         1,530

                                                                                                             1,530         1,530
                                                 HOUSEHOLD FURNITURE & FIXTURES (0.9%)
                          85,000        85,000   Leggett & Platt                                             2,210         2,210
                                                                                                             2,210         2,210
                                                 HOUSEHOLD PRODUCTS (0.5%)
                          27,000        27,000   Whirlpool                                                   1,330         1,330

                                                 INSURANCE (4.4%)
                          39,467        39,467   Allstate (a)                                                1,766         1,766
                          40,000        40,000   Chubb                                                       1,670         1,670
                         100,000       100,000   Equifax                                                     2,513         2,513
                          40,000        40,000   Lincoln National                                            1,705         1,705
                          50,000        50,000   Providian                                                   1,981         1,981
                          30,000        30,000   Torchmark                                                   1,279         1,279

                                                                                                            10,914        10,914
                                                 LEASING & RENTING (2.1%)
                         135,000       135,000   Comdisco                                                    3,206         3,206
                          45,000        45,000   Xtra                                                        1,901         1,901

                                                                                                             5,107         5,107
                                                 MACHINERY (4.2%)
                          15,000        15,000   Applied Materials (a)                                         358           358
                          60,000        60,000   Deere                                                       2,145         2,145
                          90,000        90,000   Dresser Industries                                          2,430         2,430
                          45,000        45,000   General Electric                                            3,707         3,707
                          60,000        60,000   Toro                                                        1,823         1,823
                                                                                                            10,463        10,463

                                                 MEASURING DEVICES (0.7%)
                          35,000        35,000   Perkin Elmer                                                1,829         1,829
                                                                                                             1,829         1,829
                                                 MEDICAL PRODUCTS & SERVICES (1.4%)
                          25,000        25,000   Becton, Dickinson                                           1,866         1,866
                          50,000        50,000   Novacare (a)                                                  394           394
                          66,000        66,000   Tenet Healthcare (a)                                        1,279         1,279

                                                                                                             3,539         3,539



                                                 MISCELLANEOUS BUSINESS SERVICES (0.4%)


                          17,000        17,000   Electronic Data Systems                                       899           899

                                                                                                               899           899
                                                 MISCELLANEOUS TRANSPORTATION (0.7%)
                          30,000        30,000   Harsco                                                      1,778         1,778

                                                                                                             1,778         1,778
                                                 OFFICE FURNITURE & FIXTURES (0.3%)
                          27,500        27,500   Hon Industries                                                825           825

                                                                                                               825           825
                                                 PAPER & PAPER PRODUCTS (3.2%)
                          58,360        58,360   Kimberly-Clark                                              4,435         4,435
                          45,000        45,000   Weyerhaeuser                                                1,879         1,879
                          27,000        27,000   Willamette Industries                                       1,586         1,586

                                                                                                             7,900         7,900
                                                 PETROLEUM & FUEL PRODUCTS (0.3%)
                          30,000        30,000   Union Pacific Resources                                       791           791

                                                                                                               791           791
                                                 PETROLEUM REFINING (4.9%)
                          30,000        30,000   Ashland                                                     1,099         1,099
                          25,000        25,000   Chevron                                                     1,447         1,447
                          50,000        50,000   Imperial Oil                                                2,088         2,088
                          28,000        28,000   Mobil                                                       3,091         3,091
                          13,000        13,000   Royal Dutch Petroleum, ADR                                  1,961         1,961
                          48,000        48,000   Unocal                                                      1,566         1,566
                          40,000        40,000   Valero Energy                                                 825           825

                                                                                                            12,077        12,077
                                                 PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.8%)


                          35,000        35,000   Eastman Kodak                                               2,612         2,612
                          39,000        39,000   Xerox                                                       1,965         1,965


                                                 PRINTING & PUBLISHING (2.8%)
                          40,000        40,000   Houghton Mifflin                                            1,880         1,880
                         100,000       100,000   Lafarge                                                     1,825         1,825
                         110,000       110,000   Wallace Computer Services                                   3,218         3,218

                                                                                                             6,923         6,923
                                                 RAILROADS (2.3%)
                          22,000        22,000   Burlington Northern Santa Fe                                1,735         1,735
                          25,000        25,000   Florida East Coast Railway                                  1,953         1,953
                          30,000        30,000   Union Pacific                                               2,055         2,055
                                                                                                             5,743         5,743
                                                 REAL ESTATE (2.1%)
                         110,000       110,000   First Industrial Realty Trust                               2,585         2,585
                         120,000       120,000   JP Realty                                                   2,535         2,535

                                                                                                             5,120         5,120

                                                 REPAIR SERVICES (2.1%)
                          65,000        65,000   PHH                                                         3,461         3,461
                         160,000       160,000   Rollins Truck Leasing                                       1,720         1,720

                                                                                                             5,181         5,181
                                                 RETAIL (2.8%)
                          54,000        54,000   Dayton-Hudson                                               1,634         1,634
                          50,000        50,000   Kroger (a)                                                  1,888         1,888
                          55,000        55,000   May Department Stores                                       2,468         2,468
                          21,000        21,000   Sears Roebuck                                                 861           861

                                                                                                             6,851         6,851
                                                 SEMI-CONDUCTORS/INSTRUMENTS (2.5%)

                          70,000        70,000   Intel                                                       5,259         5,259
                          75,000        75,000   National Semiconductor (a)                                  1,059         1,059
                                                                                                             6,318         6,318

                                                 STEEL & STEEL WORKS (1.0%)
                          20,000        20,000   Aluminum Company of America                                 1,160         1,160
                          67,500        67,500   Engelhard                                                   1,384         1,384
                                                                                                             2,544         2,544


                                                 TELEPHONES & TELECOMMUNICATION (4.7%)


                          33,449        33,449   AT&T                                                        1,744         1,744
                          16,000        16,000   Airtouch Communications (a)                                   440           440
                          90,000        90,000   Century Telephone Enterprises                               2,869         2,869
                          60,000        60,000   Comsat                                                      1,155         1,155
                          90,000        90,000   Frontier                                                    2,531         2,531
                          60,000        60,000   GTE                                                         2,475         2,475
                          12,000        12,000   Lucent Technologies                                           446           446
                                                                                                            11,660        11,660

                       PRINCIPAL     PRINCIPAL
                          AMOUNT        AMOUNT
                                                 TRANSPORTATION SERVICES (0.9%)
                          51,000        51,000   GATX                                                        2,295         2,295
                                                                                                             2,295         2,295
                                                 WHOLESALE (1.7%)
                          50,000        50,000   Avnet                                                       2,181         2,181
                          70,000        70,000   Universal                                                   1,931         1,931
                                                                                                             4,112         4,112

                                                       Total Common Stocks                                 231,436       231,436


                                                 REPURCHASE AGREEMENT (6.9%)


                      17,145,000    17,145,000   Deutsche Morgan Grenfell/C.J. Lawrence, Inc.               17,145        17,145
                                                 5.650%, dated 07/31/96, matures 08/01/96,
                                                 repurchase price $17,147,518 (collateralized
                                                 by FHLMC obligations, total par value
                                                 $2,489,000, 0.00%, 08/19/96: U.S. Treasury Notes,
                                                 total par value $15,194,000, 05/15/98-10/31/00:
                                                 total market value $17,488,658

                                                       Total Repurchase Agreement                           17,145        17,145

                                                       Total Investments (100.0%)  (Cost $180,343)         248,581       248,581

(a) Non-income producing security
ADR -- American Depository Receipt
CL -- Class
FHLMC - Federal Home Loan Mortgage

(See Notes to Pro Forma Financial Statements which are an integral part of the Financial Statements)

                          HIGHMARK VALUE MOMENTUM FUND
                          STEPSTONE VALUE MOMENTUM FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)

                                  JULY 31, 1996


(Dollars in thousands)                                  HIGHMARK VALUE  STEPSTONE VALUE
                                                        MOMENTUM FUND    MOMENTUM FUND     PRO FORMA ADJUSTMENTS  PRO FORMA COMBINED
 ASSETS:
 Investments in securities                                                $      231,436                             $    231,436
 Repurchase Agreements                                                            17,145                                   17,145
                                                       ---------------------------------                             -------------
     Total Investments                                                           248,581                                  248,581

 Cash                                                                                (64)                  25(A)              (89)

 Interest & Dividends Receivables                                                    353                                      353
 Receivable from Brokers                                                              -                                         -
 Prepaid Expenses and Other Assets                                    -                4                                        4
 Capital Shares Sold Receivable                                                      643                                      643
                                                       ---------------------------------------------------------------------------
           Total Assets                                               -          249,517                  (25)            249,492

 LIABILITIES:
 Payable for Capital Shares Redeemed                                  -               20                                       20
 Accrued Expenses and Other Payables                                  -              258                                      258
                                                       ---------------------------------------------------------------------------
           Total Liabilities                                          -              275                    -                 278

 NET ASSETS:
 Capital                                                              -          170,701                                  170,701
 Net unrealized appreciation on investments                           -           68,238                                   68,238
 Undistributed net investment income                                  -              247                  (25) (A)            320
 Accumulated undistributed net realized gain
 (loss) on investment transactions                                    -           10,053                                   10,053
                                                       ---------------------------------------------------------------------------
           NET ASSETS                                  $              -  $       249,239                  (25)       $    249,214
                                                       ===========================================================================

 Net Assets:
    Fiduciary                                           $             -                               236,651 (A)(B) $    236,651
    Retail                                                            -                                12,564 (A)(B)       12,566
    Institutional                                                                236,674             (236,674)(B)              -
    Investment                                                                    12,565              (12,565)(B)              -

                                                       ---------------------------------------------------------------------------
           TOTAL                                       $              - $        249,239         $        (25)       $    249,214
                                                       ===========================================================================
 Shares Outstanding:
    Fiduciary                                                         -               -                12,877 (B)          12,877
    Retail                                                            -               -                   684 (B)             684
    Institutional                                                     -           12,877              (12,877)(B)              -
    Investment                                                        -              684                 (684)(B)              -

                                                       ---------------------------------------------------------------------------
           TOTAL SHARES OUTSTANDING                                   -           13,561                    0              13,561
                                                       ===========================================================================

 Net Asset Value and Redemption Price Per Share:


    Fiduciary                                                         -               -                                    $ 18.38
    Retail                                                            -               -                                      18.38
    Institutional                                                     -          $ 18.38                                         -
    Investment                                                        -            18.38



(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.


(See Notes to Pro Forma Financial Statements)

                          HIGHMARK VALUE MOMENTUM FUND
                          STEPSTONE VALUE MOMENTUM FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

(Dollars in thousands)                                  HIGHMARK VALUE  STEPSTONE VALUE
                                                        MOMENTUM FUND    MOMENTUM FUND     PRO FORMA ADJUSTMENTS  PRO FORMA COMBINED
 INVESTMENT INCOME:
 Interest Income                                              $       -        $     766                          $        766
 Dividend Income                                                      -            5,505                                 5,505

                                                       ---------------------------------                          ------------
           Total Income                                               -            6,271                                 6,271

 Expenses:
 Investment Adviser Fee                                               -            1,382                   (1)(A)        1,381
 Administration Fees                                                  -              299                  161 (B)          460
 Custodian/Wire Agent Fee                                             -               24                    6 (C)           30
 Professional Fees                                                    -               35                  (12)(C)           23
 Registration Fees                                                    -               25                   (6)(C)           19
 Distribution Fee                                                     -               48                    -               48
 Trustees Fees                                                        -                7                   (3)(C)            4
 Printing Costs                                                       -               28                  (16)(C)            2
 Other                                                                                43                  (12)(C)           31
                                                       -----------------------------------------------------------------------
           Total Expenses                                                          1,891                  118            2,009
 Investment Adviser Fee Waiver                                                        -                                     -

 Distribution Fee Waiver                                                             (22)                 (93)             (22)

 Expenses Voluntarily Reduced                                                                                              (93)
                                                       -----------------------------------------------------------------------
           Total Net Expenses                                                      1,869                   25            1,894

 Net Investment Income                                                             4,402                  (25)           4,377

 REALIZED GAINS ON INVESTMENTS:
 Net Realized Gain/(Loss) on Investments                              -           12,498                                12,498

 Net change in unrealized appreciation
     (depreciation)on foreign currency transactions                               17,418                                17,418
                                                       ------------------------------------------------------------------------
 Net realized/unrealized gains/(losses) on                                        29,916                  (25)          29,916
    investments
                                                       ------------------------------------------------------------------------
Change in net assets resulting from operations               $        -       $   34,318              $   (25)       $  34,293
                                                       =======================================================================

(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .60 % of the Value Momentum Fund (the "Fund") average daily net assets.

(B) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(C) The adjustment is made to reflect the expense reductions resulting from the lower expected costs allocated to the fund due to combining of the HighMark and Stepstone portfolios.

(D) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than 1.06% for the Retail Class of Shares and .81% for the Fiduciary Class of Shares for the Value Momentum Fund.


(See Notes to Pro Forma Financial Statements)

                          HIGHMARK VALUE MOMENTUM FUND
                          STEPSTONE VALUE MOMENTUM FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Value Momentum Fund and Stepstone Value Momentum Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Value Momentum Fund and Stepstone Value Momentum Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Value Momentum Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Value Momentum Fund. Under generally accepted accounting principles, the Stepstone Value Momentum Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 12,877 Fiduciary Class and 684 Retail Class shares of HighMark Value Momentum Fund in exchange for 12,877 Institutional Class shares and 684 Investment Class shares Stepstone Value Momentum Fund, respectively, in the reorganization as of July 31, 1996.

                         HIGHMARK BLUE CHIP GROWTH FUND
                         STEPSTONE BLUE CHIP GROWTH FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                  JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the HighMark Blue Chip Growth Fund and the Stepstone Blue Chip Growth Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark Blue Chip Growth Fund and Stepstone Blue Chip Growth Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.

        PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                  JULY 31, 1996



HIGHMARK BLUE CHIP  STEPSTONE BLUE CHIP                                           HIGHMARK     STEPSTONE
   GROWTH FUND         GROWTH FUND       PRO FORMA                                BLUE CHIP    BLUE CHIP        PRO FORMA
                                         COMBINED                                GROWTH FUND  GROWTH FUND       COMBINED

     SHARES           SHARES              SHARES                                    VALUE        VALUE            VALUE
                                                                                                (000's)
                                                        COMMON STOCKS (97.2%)
                                                        AIR TRANSPORTAION (2.7%)
                            11,000           11,000     AMR (a)                      $   -         $    868        $     868
                            10,000           10,000     Federal Express (a)                             778              778
                                                                                                      1,646            1,646
                                                        AIRCRAFT (0.9%)
                             6,000            6,000     Boeing                                          531              531
                                                                                                        531              531

                                                        APPAREL/TEXTILES (0.4%)
                             4,500            4,500     Gucci Group ADR                                 255              255
                                                                                                        255              255
                                                        AUTOMOTIVE (1.1%)
                            20,000           20,000     Ford Motor                                      650              650
                                                                                                        650              650
                                                        BANKS (7.9%)
                            14,400           14,400     Bank of Boston (a)                              763              763
                             5,000            5,000     Bankers Trust New York                          359              359
                            10,500           10,500     Citicorp                                        860              860
                            15,000           15,000     CoreStates Finance                              589              589
                            12,000           12,000     Fifth Third Bancorp                             621              621
                            11,000           11,000     First Union                                     699              699
                            15,000           15,000     Merchantile Bancorp                             688              688
                             5,000            5,000     Republic New York                               317              317
                                                                                                      4,896            4,896
                                                        BEAUTY PRODUCTS (1.0%)
                             7,000            7,000     Proctor & Gamble                                686              686
                                                                                                        686              686

                                                        BROADCASTING, NEWSPAPERS & ADVERTISING (0.9%)
                            17,000           17,000     US West Media Group (a)                         293              293
                             8,000            8,000     Viacom,  Cl B (a)                               280              280
                                                                                                        573              573
                                                        CHEMICALS (1.1%)
                             3,500            3,500     Eastman Chemical                                183              183
                            10,000           10,000     Morton International                            360              360
                             3,000            3,000     PPG Industries                                  148              148
                                                                                                        691              691
                                                        COMPUTERS & SERVICES (2.6%)
                             5,000            5,000     Digital Equipment (a)                           177              177
                            20,000           20,000     Gateway 2000 (a)                                803              803
                            14,000           14,000     Hewlett Packard                                 616              616
                                                                                                      1,596            1,596
                                                        DRUGS (6.2%)
                            13,000           13,000     Amgen (a)                                       710              710
                             9,426            9,426     Eli Lilly                                       528              528
                            30,000           30,000     Johnson & Johnson                             1,424            1,424
                             9,000            9,000     Merck                                           578              578
                            10,000           10,000     Schering Plough                                 551              551
                                                                                                      3,791            3,791
                                                        ELECTRICAL UTILITIES (5.5%)
                            10,000           10,000     American Electric Power                         415              415
                            20,000           20,000     Baltimore Gas & Electric                        515              515
                            20,000           20,000     Dominion Resources                              753              753
                            13,200           13,200     Duke Power                                      632              632
                            20,000           20,000     Houston Industries                              453              453
                            15,000           15,000     Texas Utilities                                 630              630
                                                                                                      3,398            3,398
                                                        ENTERTAINMENT (1.6%)
                             9,000            9,000     MGM Grand                                       336              336
                            11,500           11,500     Walt Disney                                     640              640
                                                                                                        976              976
                                                        ENVIRONMENTAL SERVICES (0.2%)
                             3,500            3,500     WMX Technologies                                104              104
                                                                                                        104              104
                                                        FINANCIAL SERVICES (4.2%)
                             5,000            5,000     American Express                                219              219
                            26,250           26,250     Bear Stearns                                    591              591
                            20,000           20,000     Franklin Resources                            1,120            1,120
                             5,000            5,000     Green Tree Financial                            168              168
                             2,500            2,500     Household International                         186              186
                             5,000            5,000     Merrill Lynch                                   302              302
                                                                                                      2,586            2,586
                                                        FOOD, BEVERAGE & TOBACCO (5.2%)
                            22,000           22,000     Coca Cola                                     1,031            1,031
                            11,500           11,500     Philip Morris                                 1,203            1,203
                            15,450           15,450     Tootsie Roll Industries                         645              645
                             8,000            8,000     Wm. Wrigley, Jr.                                413              413
                                                                                                      3,192            3,192

                                                        GAS/NATURAL GAS (0.3%)
                            15,000           15,000     Noram Energy                                    163              163
                                                                                                        163              163
                                                        HOTELS & LODGING (1.2%)
                             2,000            2,000     HFS (a)                                         120              120
                             5,000            5,000     ITT (a)                                         284              284
                             7,000            7,000     Marriott International                          360              360
                                                                                                        764              764
                                                        HOUSEHOLD PRODUCTS (1.6%)
                             3,750            3,750     Clorox                                          341              341
                            10,000           10,000     Gillette                                        636              636
                                                                                                        977              977
                                                        INSURANCE (3.9%)
                             5,000            5,000     American International Group                    471              471
                            15,000           15,000     ITT Hartford Group (a)                          793              793
                             8,000            8,000     Pacificare Health Systems,  Cl A (a)            538              538
                             4,000            4,000     Pacificare Health Systems,  Cl B (a)            271              271
                             5,000            5,000     Sunamerica                                      304              304
                                                                                                      2,377            2,377
                                                        LEISURE PRODUCTS (0.6%)
                            15,000           15,000     Mattel                                          371              371
                                                                                                        371              371
                                                        MACHINERY (6.5%)
                             6,000            6,000     Black & Decker                                  221              221
                            12,000           12,000     Case                                            531              531
                            12,100           12,100     Caterpillar                                     797              797
                            18,000           18,000     Deere                                           644              644
                            22,000           22,000     General Electric                              1,812            1,812
                                                                                                      4,005            4,005
                                                        MARINE TRANSPORTATION (0.4%)
                            10,000           10,000     Royal Caribbean Cruises                         245              245
                                                                                                        245              245
                                                        MEDICAL PRODUCTS & SERVICES (3.8%)
                             5,000            5,000     Boston Scientific (a)                           239              239
                            10,000           10,000     Columbia HCA Healthcare                         513              513
                             8,330            8,330     Guidant                                         423              423
                            13,000           13,000     Medtronic                                       616              616
                             9,000            9,000     St. Jude Medical                                303              303
                             6,000            6,000     Varian Associates                               269              269
                                                                                                      2,363            2,363
                                                        MISCELLANEOUS BUSINESS SERVICES (8.0%)
                            10,000           10,000     3Com (a)                                        394              394
                            10,000           10,000     Automatic Data Processing                       396              396
                             8,000            8,000     Cisco Systems (a)                               414              414
                            14,250           14,250     Computer Associates International               725              725
                             9,000            9,000     CUC International (a)                           313              313
                             9,223            9,223     Electronic Data Systems                         488              488
                            17,500           17,500     Informix (a)                                    382              382
                             8,000            8,000     Microsoft (a)                                   943              943
                             7,500            7,500     Oracle Systems                                  293              293


                            11,000           11,000     Sun Microsystems (a)                            601              601
                                                                                                      4,949            4,949
                                                        PAPER & PAPER PRODUCTS (0.4%)
                             5,800            5,800     International Paper                             220              220
                                                                                                        220              220
                                                        PETROLEUM & FUEL PRODUCTS (1.1%)
                             5,000            5,000     Burlington Resources                            214              214
                             3,000            3,000     Schlumberger                                    240              240
                             7,000            7,000     Tidewater                                       236              236
                                                                                                        690              690
                                                        PETROLEUM REFINING (7.7%)
                            10,000           10,000     Amoco                                           669              669
                                74               74     British Petroleum  ADR                            8                8
                            15,400           15,400     Exxon                                         1,267            1,267
                            13,100           13,100     Mobil                                         1,446            1,446
                             8,000            8,000     Royal Dutch Petroleum ADR                     1,207            1,207
                             2,000            2,000     Texaco                                          170              170
                                                                                                      4,767            4,767
                                                        PROFESSIONAL SERVICES (0.8%)
                            10,000           10,000     Halliburton                                     521              521
                                                                                                        521              521
                                                        RAILROADS (0.6%)
                             5,000            5,000     Burlington Northern Santa Fe                    394              394
                                                                                                        394              394
                                                        RETAIL (8.3%)
                            20,000           20,000     Alberto Culver, Cl A                            733              733
                            15,000           15,000     Borders Group (a)                               480              480
                            12,000           12,000     Federated Department Stores (a)                 363              363
                             5,000            5,000     Gap                                             149              149
                             8,000            8,000     Home Depot                                      404              404
                            15,000           15,000     McDonald's                                      696              696
                            13,000           13,000     Pep Boys-Manny, Moe & Jack                      393              393
                            20,000           20,000     PepsiCo                                         633              633
                            10,000           10,000     Safeway                                         360              360
                             5,000            5,000     Sears Roebuck                                   205              205
                             9,000            9,000     TJX                                             271              271
                            17,500           17,500     Wal-Mart Stores                                 420              420
                                                                                                      5,107            5,107
                                                        RUBBER & PLASTIC (2.0%)
                            24,000           24,000     Agrium                                          303              303
                             7,500            7,500     Dow Chemical                                    558              558
                             8,000            8,000     Goodyear Tire & Rubber                          354              354
                                                                                                      1,215            1,215
                                                        SEMI-CONDUCTORS/INSTRUMENTS (1.4%)
                            10,000           10,000     Intel                                           751              751
                             2,500            2,500     Xilinx
                                                                                                        832              832
                                                        SPECIALTY MACHINERY (0.5%)
                            15,000           15,000     U.S. Filter (a)                                 324              324
                                                                                                        324              324

                                                        STEEL & STEEL WORKS (0.8%)
                             8,400            8,400     Aluminum Company of America                     487              487
                                                                                                        487              487
                                                        TELEPHONES & TELECOMMUNICATION (5.3%)
                            27,000           27,000     AT&T                                          1,407            1,407
                            15,200           15,200     Ameritech                                       844              844
                            10,000           10,000     BellSouth                                       410              410
                             7,500            7,500     Paging Network (a)                              144              144
                            15,000           15,000     US West                                         456              456
                                                                                                      3,261            3,261
                                                        COMMUNICATIONS EQUIPMENT (0.5%)
                             6,000            6,000     Motorola                                        324              324
                                                                                                        324              324

                                                              Total Common Stocks                    59,867           59,867

                                                        CONVERTIBLE BOND (0.4%)


    PRINCIPAL        PRINCIPAL        PRINCIPAL
     AMOUNT           AMOUNT           AMOUNT
                                                        Tele Communications International
                           300,000         300,000      4.500%, 02/15/06                                244              244

                                                        Total Convertible Bond                          244              244

                                                        EQUITY OPTIONS (0.0%)
                                                        Sun Microsystems August 65 Call* 8/17/96         --               --
                                                        Sun Microsystems August 55 Put* 8/17/96          14               14

                                                        Total Equity Options                             14               14

                                                        FINANCIAL OPTION (2.4%)
                        23,000,000       23,000,000     S&P 500 Depositary Receipt                    1,473            1,473

                                                              Total Financial Option                  1,473            1,473

                                                        Total Investments (100.0%)  (Cost $59,667)  $61,598         $ 61,598




(a) Non-income producing security
ADR - American Depository Receipt
Cl - Class

 (See Notes to Pro Forma Financial Statements which are an integral part of the
                             Financial Statements)

                         HIGHMARK BLUE CHIP GROWTH FUND
                         STEPSTONE BLUE CHIP GROWTH FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)

                                  JULY 31, 1996


(DOLLARS IN THOUSANDS)                                     HIGHMARK BLUE  STEPSTONE BLUE
                                                            CHIP GROWTH      CHIP
                                                               FUND        GROWTH FUND   PRO FORMA ADJUSTMENTS   PRO FORMA COMBINED

 ASSETS:
 Investments in securities                                                     $   61,598                               $  61,598
 Repurchase Agreements                                                                 -                                       -
                                                            -----------------------------                              ----------
     Total Investments                                                             61,598                                  61,598

 Cash                                                                               7,206               $   9 (A)           7,215
 Interest & Dividends Receivable                                                       79                                      79
 Receivable from Brokers                                                              212                                     212

 Prepaid Expenses and Other Assets                                                      9                                       9

 Capital Shares Sold Receivable                                                        70                                      70
                                                            ---------------------------------------------------------------------
           Total Assets                                                            69,174                   9              69,183

 LIABILITIES:
 Accrued Expenses and Other Payables                                                  103                                     103
                                                            ---------------------------------------------------------------------
           Total Liabilities                                                          103                   -                 103
 NET ASSETS:
 Capital                                                                           57,450                                  57,450
 Net unrealized appreciation on investments                                         9,138                                   9,138
 Undistributed net investment income                                                   19                   9 (A)              28
 Accumulated undistributed net realized gain (loss)                                                                         2,464
    on investment transactions                                                      2,464
                                                            ---------------------------------------------------------------------
           NET ASSETS                                                          $   69,071               $   9         $    69,080
                                                            =====================================================================
 Net Assets:

    Fiduciary                                                                                        $ 69,080 (A)(B)   $   69,080
    Retail
    Institutional                                                              $   69,071             (69,071)(B)
    Investment
                                                            ---------------------------------------------------------------------
           TOTAL                                                               $   69,071            $      9          $   69,080
                                                            =====================================================================
 Shares Outstanding:
    Fiduciary                                                                                           5,505 (B)           5,505
    Retail
    Institutional                                                                   5,505              (5,505)(B)
    Investment
                                                            ---------------------------------------------------------------------
           TOTAL SHARES OUTSTANDING                              -                  5,505                   -               5,505
                                                            =====================================================================


 Net Asset Value and Redemption Price Per Share:
    Fiduciary                                                                                                     $ 12.55
    Retail
    Institutional                                                                 $ 12.55
    Investment



(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.


(See Notes to Pro Forma Financial Statements)

                         HIGHMARK BLUE CHIP GROWTH FUND
                         STEPSTONE BLUE CHIP GROWTH FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

(DOLLARS IN THOUSANDS)                                                     STEPSTONE BLUE
                                                       HIGHMARK BLUE CHIP     CHIP
                                                         GROWTH FUND       GROWTH FUND   PRO FORMA ADJUSTMENTS   PRO FORMA COMBINED
 INVESTMENT INCOME:
 Interest Income                                                                 $    228                              $     228
 Dividend Income                                                                    1,145                                  1,145
 Less: Foreign taxes witheld, net of reclaims
                                                       ----------------------------------                            ------------
           Total Income                                                             1,373                                  1,373

 EXPENSES:
 Investment Adviser Fee                                                               366                $  (1)(A)           365
 Administration Fees                                                                   80                   42 (B)           122
 Custodian/Wire Agent Fee                                                               8                                      8
 Professional Fees                                                                     15                   (9)(C)             6
 Registration Fees                                                                     14                   (9)(C)             5
 Trustees Fees                                                                          1                    0                 1
 Printing Costs                                                                        10                   (7)(C)             3
 Other                                                                                 14                   (9)(C)             5
                                                       --------------------------------------------------------------------------
           Total Expenses                                                             508                   (7)              515

 Investment Adviser Fee Waiver                                                                             (16)(D)          (16)
 Expenses Voluntarily Reduced
                                                       --------------------------------------------------------------------------
           Total Net Expenses                                                         508                   (9)              499

 Net Investment Income                                                                865                    9               880

 REALIZED GAINS ON INVESTMENTS:

 Net Realized Gain/(Loss) on Investments                                            4,816                                  4,816
 Net Realized Gain/(Loss) on Option Contracts                                         591                                    591
 Net change in unrealized appreciation                                              (303)                                  (303)
     (depreciation) on investments
 Net realized/unrealized gains/(losses) on                                          5,104                                  5,104
     investments
                                                       --------------------------------------------------------------------------
 Change in net assets resulting from operations                                  $  5,969                $   9         $   5,978
                                                       ==========================================================================


(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .60 % of the Blue Chip Growth Fund (the "Fund") average daily net assets.

(B) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(C) The adjustment is made to reflect the expense reductions resulting from the lower expected costs allocated to the fund due to combining of the HighMark and Stepstone portfolios.

(D) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than .82% for the Fiduciary Class of Shares for the Blue Chip Growth Fund.

(See Notes to Pro Forma Financial Statements)

                         HIGHMARK BLUE CHIP GROWTH FUND
                        STEPSTONE BLUE CHIP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Blue Chip Growth Fund and Stepstone Blue Chip Growth Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Blue Chip Growth Fund and Stepstone Blue Chip Growth Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Blue Chip Growth Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Blue Chip Growth Fund. Under generally accepted accounting principles, the Stepstone Blue Chip Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 5,505 Fiduciary Class shares of HighMark Blue Chip Growth Fund in exchange for 5,505 Institutional Class shares of Stepstone Blue Chip Growth Fund in the reorganization as of July 31, 1996.

                         HIGHMARK EMERGING GROWTH FUND
                         STEPSTONE EMERGING GROWTH FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Statement of Assets and Liabilities and Pro Forma Statement of Operations reflect the accounts of the HighMark Emerging Growth Fund and the Stepstone Emerging Growth Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark Emerging Growth Fund and Stepstone Emerging Growth Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.

                         HIGHMARK EMERGING GROWTH FUND
                         STEPSTONE EMERGING GROWTH FUND
       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 JULY 31, 1996


   HIGHMARK     STEPSTONE                                                                HIGHMARK       STEPSTONE
   EMERGING     EMERGING                                                                 EMERGING       EMERGING
    GROWTH       GROWTH      PRO FORMA                                                    GROWTH         GROWTH       PRO FORMA
    FUND          FUND        COMBINED                                                     FUND          FUND         COMBINED


    SHARES       SHARES        SHARES                                                      VALUE         VALUE          VALUE
                                                                                                         (000's)
                                            COMMON STOCKS (76.8%)
                                            AIR TRANSPORTATION (0.6%)
                   2,250          2,250     Comair Holdings                                               $    55        $    55
                  10,000         10,000     Mesaba Holdings                                                   104            104
                  15,000         15,000     Vanguard Airlines (a)                                              94             94

                                                                                                              253            253

                                            APPAREL/TEXTILES (0.7%)
                  15,000         15,000     Mohawk Industries (a)                                             266            266

                                                                                                              266            266
                                            AUTOMOTIVE (1.3%)
                                            Kaydon                                                          5,000          5,000

                                            BANKS (6.0%)
                  10,000         10,000     Astoria Financial (a)                                             268            268
                   3,000          3,000     Cal Fed Bancorp (a)                                                68             68
                   5,000          5,000     Carolina First                                                     81             81
                   5,000          5,000     Crestar Financial                                                 288            288
                   7,400          7,400     Cullen/Frost Bankers                                              202            202
                   3,500          3,500     Deposit Guaranty                                                  160            160
                   3,750          3,750     First Security                                                     96             96
                  12,500         12,500     Hibernia, Cl A                                                    134            134
                   5,000          5,000     Imperial Bancorp (a)                                              115            115
                   5,000          5,000     Merchantile Bancorp                                               229            229

                    3,858         3,858     Old Kent Financial                                                143            143
                   10,000        10,000     Roosevelt Financial Group                                         160            160
                    3,500         3,500     Summit Bancorp                                                    123            123
                    8,000         8,000     Union Planters                                                    236            236

                                                                                                            2,303          2,303
                                            BROADCASTING, NEWSPAPERS & ADVERTISING (2.3%)
                    4,000         4,000     CKS Group (a)                                                     107            107
                    6,250         6,250     Infinity Broadcasting (a)                                         172            172
                    6,000         6,000     HBO                                                               368            368
                    7,500         7,500     TCA Cable Television                                              196            196
                    1,000         1,000     Young Broadcasting, Cl A (a)                                       31             31
                                                                                                              874            874
                                            BUILDING & CONSTRUCTION (0.3%)
                    9,375         9,375     Southern Energy Homes (a)                                         113            113

                                                                                                              113            113
                                            CHEMICALS (1.4%)
                    7,500         7,500     Cambrex                                                           231            231
                   10,500        10,500     Cytec Industries (a)                                              315            315

                                                                                                              546            546

                                            COMMERCIAL SERVICES (1.4%)
                    6,000         6,000     Aames Financial                                                   236            236
                    7,500         7,500     Isocor (a)                                                         59             59
                   12,500        12,500     New World Communications, Cl A (a)                                269            269

                                                                                                              564            564

                                            COMMUNICATIONS EQUIPMENT (4.7%)
                    2,800         2,800     ADC Telecommunications (a)                                        118            118
                    7,500         7,500     Aseco                                                              73             73
                    5,000         5,000     Dionex                                                            174            174
                    9,000         9,000     DSP Communications (a)                                            420            420
                    9,000         9,000     Network Express (a)                                                70             70
                    5,000         5,000     Pairgain Technologies (a)                                         278            278
                    7,500         7,500     Tellabs (a)                                                       448            448
                    6,000         6,000     Teltrend (a)                                                      215            215

                                                                                                            1,796          1,796

                                            COMPUTERS & SERVICES (0.3%)
                    2,500         2,500     Atria Software(a)                                                  96             96
                                                                                                               96             96

                                            COMPUTERS & SOFTWARE SERVICES (15.0%)
                   23,415        23,415     3Com (a)                                                          922            922
                    3,500         3,500     America Online                                                    107            107

                   10,000        10,000     Baan NV (a)                                                       298            298
                    3,000         3,000     Brooktrout Tech (a)                                                54             54
                   12,500        12,500     Cadence Design Systems (a)                                        381            381
                   16,000        16,000     Ciber (a)                                                         304            304
                   20,000        20,000     Cisco Systems (a)                                               1,035          1,035
                   32,437        32,437     CUC International (a)                                           1,127          1,127
                    5,000         5,000     Infonautics (a)
                    2,500         2,500     Mentor Graphics (a)                                                31             31
                   10,000        10,000     Norrell                                                           278            278
                    5,000         5,000     Oracle Systems                                                    196            196
                   15,000        15,000     Physician Computer Networks (a)                                   152            152
                    5,000         5,000     Proxim (a)                                                        125            125
                    5,000         5,000     Sterling Software                                                 344            344
                    5,000         5,000     Sun Microsystems (a)                                              273            273
                    7,100         7,100     Symantec (a)                                                       69             69
                    2,000         2,000     Sync Research (a)                                                  20             20

                                                                                                            5,743          5,743

                                            CONSUMER PRODUCTS (1.1%)
                    2,000         2,000     USA Detergents (a)                                                 73             73
                    9,750         9,750     Wolverine World Wide                                              336            336

                                                                                                              409            409

                                            DRUGS (4.3%)
                    4,000         4,000     Agouron Pharmecutical (a)                                         124            124
                    2,500         2,500     Alpha Beta Tech (a)                                                22             22
                    3,750         3,750     Alpharma Cl A                                                      68             68
                    5,000         5,000     Autoimmune (a)                                                     41             41
                    3,200         3,200     Boston Scientific (a)                                             153            153
                   15,000        15,000     Cell Genesys (a)                                                   98             98
                    2,500         2,500     Centocor (a)                                                       62             62
                    5,000         5,000     Creative Biomolecules (a)                                          29             29
                   12,500        12,500     Cypros Pharmaceutical (a)                                          56             56
                    7,500         7,500     Depotech                                                          139            139
                   10,000        10,000     IDEC Pharmaceuticals Corp (a)                                     155            155
                    5,000         5,000     Insite Vision (a)                                                  24             24
                   12,500        12,500     Interneuron Pharmeceutical (a)                                    338            338
                   24,000        24,000     Liposome  (a)                                                     290            290
                   10,000        10,000     Royce Labs (a)                                                     46             46

                                                                                                            1,645          1,645

                                            ELECTRICAL UTILITIES (0.4%)
                    5,000         5,000     Belden                                                            138            138

                                                                                                              138            138

                                            ENTERTAINMENT (1.0%)
                    5,000         5,000     Carmike Cinemas,  Cl A                                            128            128
                   11,000        11,000     Mirage Resorts (a)                                                248            248

                                                                                                              376            376

                                            ENVIRONMENTAL SERVICES (0.8%)
                   25,000        25,000     International Technology (a)                                       50             50
                    4,000         4,000     Sanifill (a)                                                      170            170
                    3,000         3,000     United Waste Systems (a)                                           78             78
                    1,000         1,000     USA Waste Services (a)                                             25             25

                                                                                                              323            323

                                            FINANCIAL SERVICES (3.7%)
                    1,750         1,750     Arbatax International (a)                                           8              8
                   12,000        12,000     Credit Acceptance (a)                                             224            224
                   10,000        10,000     CWM Mortgage Holdings                                             173            173
                    5,000         5,000     Finova Group                                                      248            248
                    5,000         5,000     First American, Tennessee                                         208            208
                      500           500     Mercer International (a)                                            6              6
                    7,500         7,500     National Surgery Centers (a)                                      192            192
                   10,000        10,000     Waterhouse Investor Services                                      376            376

                                                                                                            1,435          1,435

                                            FOOD, BEVERAGE & TOBACCO (0.3%)
                    5,000         5,000     Boston Beer (a)                                                   111            111

                                                                                                              111            111

                                            GAS/NATURAL GAS (0.3%)
                    5,300         5,300     Atmos Energy                                                      113            113

                                                                                                              113            113

                                            HOTELS & LODGING (1.7%)
                   10,000        10,000     HFS (a)                                                           600            600
                    2,000         2,000     Interstate Hotels (a)                                              46             46

                                                                                                              646            646

                                            INSURANCE (2.2%)
                    2,500         2,500     Healthcare Compare (a)                                             97             97
                    6,000         6,000     Penncorp Financial Group                                          168            168
                    7,500         7,500     Provident (a)                                                     274            274
                    7,500         7,500     TIG Holdings                                                      208            208
                    3,200         3,200     Total Renal Care Holdings (a)                                     114            114

                                                                                                              861            861

                                            LUMBER & WOOD PRODUCTS (0.7%)
                   15,000        15,000     Cavalier Homes                                                    255            255
                                            Champion Enterprises                                            1,400          1,400

                                                                                                              283            283
                                            MACHINERY (1.1%)
                   10,000        10,000     Camco International                                               324            324
                    4,000         4,000     Central Sprinkler (a)                                              83             83

                                                                                                              407            407

                                            MEASURING DEVICES (1.7%)
                    5,000         5,000     Advanced Energy Industries (a)                                     29             29
                    3,400         3,400     Epic Design Technology (a)                                         63             63
                    8,000         8,000     Input/Output                                                      252            252
                   23,000        23,000     Laser Technology (a)                                              109            109
                   12,500        12,500     Thermoquest                                                       184            184

                                                                                                              637            637

                                            MEDICAL PRODUCTS & SERVICES (7.6%)
                   16,000        16,000     Biochem Pharma (a)                                                478            478
                    4,000         4,000     Biofield (a)                                                       39             39
                    7,500         7,500     Cardiothoracic Systems (a)                                         83             83
                    5,000         5,000     Chad Therapeutics (a)                                              86             86
                   27,843        27,843     Concord EFS (a)                                                   710            710
                    5,000         5,000     Endosonics (a)                                                     63             63
                    2,000         2,000     Heartstream (a)                                                    23             23
                    7,000         7,000     Nellcor (a)                                                       165            165
                   24,000        24,000     Renal Treatment Centers (a)                                       672            672
                   15,000        15,000     Spectranetics (a)                                                  66             66
                    7,000         7,000     St. Jude Medical                                                  235            235
                    8,000         8,000     Staar Surgical (a)                                                103            103
                   10,000        10,000     Veterinary Centers of America (a)                                 176            176

                                                                                                            2,899          2,899

                                            MISCELLANEOUS BUSINESS SERVICES (5.6%)
                    3,000         3,000     Computer Management Sciences (a)                                   58             58
                    2,500         2,500     Cybercash (a)                                                      80             80
                    2,500         2,500     Dendrite International (a)                                         71             71
                   17,000        17,000     Digital Solutions (a)                                              70             70
                    5,000         5,000     Fiserv (a)                                                        168            168
                   12,500        12,500     Fore Systems (a)                                                  342            342
                    2,500         2,500     Geoworks (a)                                                       51             51
                    5,000         5,000     Harris Computer Systems                                            76             76
                    2,500         2,500     Intuit                                                             88             88
                    3,500         3,500     Logicon                                                            98             98
                    7,500         7,500     Macromedia (a)                                                    121            121
                    2,000         2,000     Netscape Communications (a)                                        79             79

                    3,750         3,750     Object Design (a)                                                  25             25
                    2,000         2,000     Pixar (a)                                                          27             27
                   15,000        15,000     Saville Systems Ireland ADR                                       388            388
                    5,000         5,000     Systemsoft Corp (a)                                                91             91
                    7,000         7,000     Vantive                                                           303            303

                                                                                                            2,136          2,136

                                            MISCELLANEOUS CONSUMER SERVICES (2.3%)
                    9,500         9,500     Corestaff (a)                                                     382            382
                    9,000         9,000     Service International                                             496            496

                                                                                                              878            878

                                            PAPER & PAPER PRODUCTS (0.2%)
                    5,000         5,000     Gaylord Container                                                  33             33
                   12,500        12,500     Repap Enterprises (a)                                              45             45

                                                                                                               78             78

                                            PETROLEUM & FUEL PRODUCTS (2.0%)
                   10,000        10,000     Apache                                                            284            284
                    5,000         5,000     Benton Oil & Gas                                                   99             99
                   10,000        10,000     Pride Petroleum Services (a)                                      124            124
                    9,000         9,000     Reading & Bates (a)                                               183            183
                    4,000         4,000     Seagull Energy                                                     73             73

                                                                                                              763            763

                                            PETROLEUM REFINING (0.4%)
                    7,500         7,500     Valero Energy                                                     155            155

                                                                                                              155            155

                                            PRINTING & PUBLISHING (1.6%)
                   12,000        12,000     Digital Generations Systems (a)                                    99             99
                   12,000        12,000     Gartner Group, Cl A (a)                                           392            392
                    7,500         7,500     Marvel Entertainment Group                                         60             60
                    3,000         3,000     Scientific Games Holdings (a)                                      61             61

                                                                                                              612            612

                                            PROFESSIONAL SERVICES (2.0%)
                    7,800         7,800     Corrections of America (a)                                        242            242
                    5,000         5,000     Medaphis (a)                                                      186            186
                    7,500         7,500     Paychex                                                           343            343

                                                                                                              771            771

                                            RAILROADS (0.3%)
                    5,000         5,000     Hub Group (a)                                                      96             96
                                                                                                               96             96

                                            RETAIL (11.0%)
                    4,000         4,000     Alberto Culver, Cl A                                              147            147
                   10,500        10,500     Boston Chicken (a)                                                278            278
                    5,000         5,000     Corporate Express (a)                                             187            187
                    9,000         9,000     Gadzooks (a)                                                      218            218
                   12,500        12,500     Garden Ridge (a)                                                  155            155
                   10,000        10,000     Home Shopping Network, (a)                                        101            101
                   17,000        17,000     Lone Star Steakhouse & Saloon (a)                                 531            531
                    5,000         5,000     Longhorn Steaks (a)                                                78             78
                   34,000        34,000     Omnicare                                                          795            795
                    2,700         2,700     Orchard Supply Hardware Stores (a)                                 77             77
                    5,000         5,000     Ross Stores (a)                                                   148            148
                    7,500         7,500     Sports Authority (a)                                              151            151
                   30,000        30,000     Staples                                                           499            499
                    5,000         5,000     Starbucks                                                         130            130
                    6,300         6,300     Sunglass Hut International (a)                                     75             75
                   22,000        22,000     Viking Office Products (a)                                        649            649

                                                                                                            4,219          4,219

                                            RUBBER & PLASTIC (0.5%)
                    5,000         5,000     Sealed Air (a)                                                    174            174

                                                                                                              174            174

                                            SEMI-CONDUCTORS/INSTRUMENTS (3.6%)
                   36,500        36,500     Applied Magnetics (a)                                             424            424
                    7,500         7,500     Atmel                                                             207            207
                   13,500        13,500     BMC Industries (a)                                                370            370
                    5,000         5,000     Eltron International (a)                                          141            141
                    6,500         6,500     Lernout & Hauspie Speech (a)                                      124            124
                    5,000         5,000     Transwitch                                                         40             40
                    2,500         2,500     Xilinx                                                             81             81

                                                                                                            1,387          1,387

                                            SPECIALTY MACHINERY (0.8%)
                   15,000        15,000     U.S. Filter (a)                                                   324            324

                                                                                                              324            324

                                            STEEL & STEEL WORKS (0.2%)
                    7,500         7,500     Align-Rite International (a)                                       73             73

                                                                                                               73             73

                                            TELEPHONES & TELECOMMUNICATION (4.1%)
                    8,000         8,000     Cascade Communications (a)                                        492            492
                    5,000         5,000     Spectralink Corp (a)                                               29             29
                   40,780        40,780     Worldcom (a)                                                    1,055          1,055

                                                                                                            1,576          1,576

                                            TESTING LABORATORIES (0.7%)
                    5,000         5,000     Cellpro (a)                                                        67             67
                    2,500         2,500     Martek Biosciences (a)                                             63             63
                    4,500         4,500     Primark (a)                                                       122            122

                                                                                                              252            252

                                            WHOLESALE (4.7%)
                    6,500         6,500     Barrett Resources (a)                                             187            187
                   18,000        18,000     Cardinal Health                                                 1,251          1,251
                    2,000         2,000     Central Garden and Pet (a)                                         42             42
                    4,500         4,500     Chronimed (a)                                                      83             83
                    7,500         7,500     Ha Lo Industries (a)                                              169            169
                    5,000         5,000     Physician Sales and Services                                       70             70
                    1,500         1,500     Silicon Storage Technology (a)                                     11             11

                                                                                                            1,813          1,813

                                            Total Common Stocks                                            38,370         38,370

                                            EQUITY OPTIONS (0.1%)

                                            Atmel  November 30 Puts 11/16/96 (a)                               37             37
                                            Atmel  November 37.50 Calls 11/16/96 (a)                           (9)            (9)
                                            Fore Systems August 35 Calls 8/17/96 (a)                           (1)            (1)
                                            Lone Star Steak August 35 Puts 8/17/96 (a)                         18             18
                                            Lone Star Steak August 40 Calls 8/17/96 (a)                        --             --
                                            Paychex  August 50 Calls 8/17/96 (a)                               (1)            (1)
                                            Sun Microsystems August 65 Call 8/17/96 (a)                        --             --
                                            Sun Microsystems August 55 Put 8/17/96 (a)                          5              5

                                            Total Equity Options                                               49             49

                                            Total Investments (100.0%) (Cost $33,353)                    $ 38,419        $38,419

(a)  Non-income producing security

ADR -- American Depository Receipt

CL -- Class

(See Notes to Pro Forma Financial Statements which are an integral part of the Financial Statements)

                         HIGHMARK EMERGING GROWTH FUND
                         STEPSTONE EMERGING GROWTH FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                 JULY 31, 1996

 (Dollars in thousands)                         HIGHMARK         STEPSTONE
                                             EMERGING GROWTH  EMERGING GROWTH         PRO FORMA            PRO FORMA
                                                  FUND              FUND             ADJUSTMENTS            COMBINED
 ASSETS:

 Investments in securities                        -                  $38,419                              $        38,419

 Repurchase Agreements                            -
                                             --------------------------------                            -----------------
     Total Investments                            -                   38,419                -                      38,419

 Cash                                             -                   11,446                9  (A)                 11,455

 Interest & Dividend Receivable                   -                       15                                           15
 Receivable from Brokers                          -                      282                                          282
 Prepaid Expenses and Other Assets                -                        9                                            9
 Capital Shares Sold Receivable                                           66                                           66
                                              -----------------------------------------------------------------------------
           Total Assets                           -                   50,237                9                      50,246

 LIABILITIES:
 Payable for Capital Shares Redeemed              -                       22                                           22
 Payable to Brokers                               -                      212                                          212
 Accrued Expenses and Other Payables:             -                       68                                           68
                                              -----------------------------------------------------------------------------
           Total Liabilities                      -                      302                -                         302

 NET ASSETS:
 Capital                                          -                   41,618                                       41,618
 Net unrealized appreciation
 (depreciation) on investments                    -                    5,066                                        5,066

 Undistributed net investment income              -                      (14)               9  (B)                     (5)

 Accumulated undistributed net realized
      gain (loss) on investment transactions      -                    3,265                                        3,265
                                              -----------------------------------------------------------------------------
           Net Assets                             -                  $49,935       $        9                  $   49,944

                                             ==============================================================================
 Net Assets:
      Fiduciary                                   -                                $   49,944  (A)(B)          $   49,944


      Retail                                      -                                         -                           -

      Institutional                                                  $49,935          (49,935) (B)                      -

      Investment                                                           -                -                            -

                                                      ---------------------------------------------------------------------
           Total                                         -      $      49,935    $         9                  $    49,944
                                                      =====================================================================
 Shares Outstanding:
      Fiduciary                                          -                             3,995   (B)                  3,995
      Retail                                             -                                                            -
      Institutional                                                     3,995         (3,995)  (B)                    -
      Investment                                                         -                -                           -
                                                      ---------------------------------------------------------------------
            Total Shares Outstanding                     -              3,995             -                         3,995

                                                      =====================================================================
 Net Asset Value and Redemption Price Per
    Share:
      Fiduciary                                                                                               $     12.50
      Retail
      Institutional                                             $       12.50                                         -
      Investment


(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.


(See Notes to Pro Forma Financial Statements)

                         HIGHMARK EMERGING GROWTH FUND
                         STEPSTONE EMERGING GROWTH FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                        FOR THE YEAR ENDED JULY 31, 1996

(Dollars in thousands)                           HIGHMARK         STEPSTONE
                                             EMERGING GROWTH   EMERGING GROWTH     PRO FORMA               PRO FORMA
                                                   FUND             FUND          ADJUSTMENTS              COMBINED
 INVESTMENT INCOME:
 Interest Income                                    -               $    311                               $        311
 Dividend Income                                    -                    130                                        130
                                             --------------------------------                            ---------------
           Total Income                             -                    441                                        441

 EXPENSES:
 Investment Adviser Fee                             -                    345                    (A)                 345
 Administration Fees                                -                     57                29  (B)                  86
 Custodian/Wire Agent Fee                           -                      7                (1) (C)                   6
 Professional Fees                                  -                     10                (6) (C)                   4
 Registration Fees                                  -                      8                (4) (C)                   4
 Trustees Fees                                      -                      2                (1) (C)                   1
 Printing Costs                                     -                      8                (6) (C)                   2
 Other                                              -                     17                (4) (C)                  13
                                             ---------------------------------------------------------------------------
           Total Expenses                           -                    454                 6                      460

 Investment Adviser Fee Waiver                                             -                                          -
 Expenses Voluntarily Reduced                       -                                      (15) (D)                 (15)
                                             ---------------------------------------------------------------------------
           Total Net Expenses                       -                    454                (9)                     445

 Net Investment Income                              -                    (13)                9                       (4)
 Realized Gains on Investments:
 Net Realized Gain/(Loss) on Investments            -                  4,024                                      4,024
 Net Realized Gain/(Loss) on Option Contracts                            190                                        190


 Net change in unrealized
 appreciation/(depreciation)
      on investments                                -                    (26)                                       (26)
                                             ---------------------------------------------------------------------------
 Net realized/unrealized gains/(losses) on
 investments                                        -                  4,188                 -                    4,188
                                             ---------------------------------------------------------------------------
 Change in net assets resulting from
 operations                                         -               $  4,175         $       9             $      4,184
                                             ===========================================================================


(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .80% of the Emerging Growth Fund (the "Fund") average daily net assets.

(B) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(C) The adjustment is made to reflect the expense reductions resulting from the lower expected costs allocated to the fund due to combining of the HighMark and Stepstone portfolios.

(D) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than 1.28% for the Retail Class of Shares and 1.03% for the Fiduciary Class of Shares for the Emerging Growth Fund.

 (See Notes to Pro Forma Financial Statements)

                         HIGHMARK EMERGING GROWTH FUND
                         STEPSTONE EMERGING GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Emerging Growth Fund and Stepstone Emerging Growth Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Emerging Growth Fund and Stepstone Emerging Growth Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Emerging Growth Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Emerging Growth Fund. Under generally accepted accounting principles, the Stepstone Emerging Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 3,995 Fiduciary Class shares of HighMark Emerging Growth Fund in exchange for 3,995 Institutional Class shares of Stepstone Emerging Growth Fund.

                       HIGHMARK INTERNATIONAL EQUITY FUND
                      STEPSTONE INTERNATIONAL EQUITY FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996

The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Statement of Assets and Liabilities and Pro Forma Statement of Operations reflect the accounts of the HighMark International Equity Fund and the Stepstone International Equity Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark International Equity Fund and Stepstone International Equity Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 JULY 31, 1996


     HIGHMARK      STEPSTONE                                                               HIGHMARK       STEPSTONE
  INTERNATIONAL  INTERNATIONAL  PRO FORMA                                               INTERNATIONAL   INTERNATIONAL   PRO FORMA
    EQUITY FUND   EQUITY FUND    COMBINED                                                 EQUITY FUND    EQUITY FUND    COMBINED

      SHARES        SHARES         SHARES                                                    VALUE         VALUE          VALUE
                                                                                                          (000'S)
                                            FOREIGN COMMON STOCKS (97.0)
                                            FINLAND (0.2%)

                      3,000         3,000   Nokia, Cl A                                                       106            106
                                                                                                              106            106
                                            FRANCE (7.9%)
                      1,802         1,802   Accor                                                             239            239
                      2,636         2,636   Alcatel Alsthom                                                   216            216
                      3,854         3,854   Banque Nationale Paris                                            138            138
                        675           675   Carrefour                                                         370            370
                      2,118         2,118   Castorama                                                         414            414
                        770           770   Chargeurs International                                            31             31
                      2,000         2,000   Danone                                                            299            299
                      2,385         2,385   Elf Aquitaine                                                     170            170
                        750           750   Essilor International                                             206            206
                      5,800         5,800   GAN (a)                                                           151            151
                      2,927         2,927   Lafarge                                                           175            175
                      1,800         1,800   LVMH Moet Hennesey                                                399            399
                        770           770   Pathe (a)                                                         184            184
                      1,400         1,400   Peugeot                                                           169            169
                      5,000         5,000   Schneider                                                         228            228
                      1,809         1,809   Societe Generale                                                  200            200
                      3,536         3,536   Valeo                                                             181            181

                                                                                                            3,770          3,770

                                            GERMANY (7.7%)
                        214           214   Allianz                                                           393            393
                        650           650   Bankgesellschaft Berlin                                           137            137
                      8,000         8,000   BASF                                                              214            214
                      9,500         9,500   Bayer                                                             319            319
                        400           400   BMW                                                               224            224
                      4,000         4,000   Daimler-Benz (a)                                                  212            212
                        500           500   Degussa                                                           166            166
                      4,000         4,000   Deutsche Bank                                                     203            203
                        625           625   Gehe                                                              387            387
                        550           550   Karstadt                                                          198            198
                        700           700   Preussag                                                          168            168
                      7,500         7,500   RWE                                                               268            268
                      7,000         7,000   Siemens                                                           368            368
                      8,000         8,000   Veba                                                              408            408

                                                                                                            3,665          3,665

                                            HONG KONG (6.0%)
                    200,000       200,000   Amoy Properties                                                   222            222
                     85,000        85,000   Cheung Kong Holdings                                              580            580
                    150,000       150,000   Hong Kong & China Gas                                             238            238
                    170,000       170,000   Hong Kong Telecommunications                                      280            280
                     36,341        36,341   HSBC Holdings                                                     580            580
                     75,000        75,000   Hutchison Whampoa                                                 448            448
                     60,000        60,000   New World Development                                             273            273
                     30,000        30,000   Swire Pacific, Ser A                                              257            257

                                                                                                            2,878          2,878

                                            JAPAN (39.5%)
                     42,000        42,000   Amada                                                             401            401
                     30,000        30,000   Amada Metrecs                                                     405            405
                     39,000        39,000   Asahi Breweries                                                   435            435
                     51,000        51,000   Asahi Organic Chemical                                            377            377
                     33,000        33,000   Best Denki                                                        482            482
                     16,000        16,000   CSK                                                               459            459
                     36,000        36,000   Daiwa Securities                                                  435            435
                     21,000        21,000   Fuji Bank                                                         413            413
                     15,000        15,000   Fuji Photo Film                                                   448            448
                     48,000        48,000   Fujisawa Pharmaceutical                                           459            459
                     90,000        90,000   Gun-ei Chemicals                                                  412            412
                     54,000        54,000   Hitachi Cable                                                     449            449
                     17,000        17,000   Industrial Bank of Japan                                          368            368
                     70,000        70,000   Japan Synthetic Rubber                                            485            485
                     45,000        45,000   Kamigumi                                                          404            404
                     16,700        16,700   Kansai Electric Power                                             382            382
                     20,000        20,000   Katokichi                                                         472            472
                     54,000        54,000   Long Term Credit Bank Japan                                       385            385
                     46,000        46,000   Maeda                                                             435            435

                     30,000        30,000   Makita                                                             464           464
                     40,000        40,000   Matsushita Electric Works                                          416           416
                     63,000        63,000   Mitsubishi Electric                                                413           413
                     53,000        53,000   Mitsui Marine & Fire                                               393           393
                     38,000        38,000   Mitsui Trust & Banking                                             413           413
                     41,000        41,000   NGK Insulators                                                     453           453
                     21,000        21,000   Nomura Securities                                                  368           368
                     44,000        44,000   Olympus Optical                                                    429           429
                     44,000        44,000   Organo                                                             466           466
                     78,000        78,000   Ryobi Limited                                                      378           378
                     61,000        61,000   Sanden                                                             455           455
                     79,000        79,000   Sanyo Electric                                                     437           437
                     48,000        48,000   Shinmaywa Industries                                               448           448
                     37,000        37,000   Shizuoka Bank                                                      440           440
                     23,000        23,000   Sumitomo Bank                                                      422           422
                     34,000        34,000   Sumitomo Trust & Banking                                           446           446
                     43,000        43,000   Takara Standard                                                    471           471
                     34,000        34,000   Tokio Marine & Fire                                                424           424
                    112,000       112,000   Tokyo Gas                                                          399           399
                     25,000        25,000   Tokyo Style                                                        422           422
                    120,000       120,000   Tomen                                                              430           430
                     31,000        31,000   Toppan Printing                                                    427           427
                     65,000        65,000   Toshiba                                                            428           428
                     78,000        78,000   Toyo Ink                                                           429           429
                     39,000        39,000   Yamato Transportation                                              457           457

                                                                                                            18,834        18,834

                                            MALAYSIA (3.3%)
                     20,000        20,000   AMMB Holdings                                                      242           242
                     20,000        20,000   Edaran Otomobil                                                    193           193
                     12,000        12,000   Malayan Banking                                                    102           102
                     60,000        60,000   Petronas Gas                                                       234           234
                     20,000        20,000   Rothmans of Pall Mall                                              196           196
                     60,000        60,000   Sime Darby                                                         174           174
                     20,000        20,000   Telekom Malaysia                                                   162           162
                     20,000        20,000   United Engineers                                                   135           135
                     30,000        30,000   YTL                                                                139           139

                                                                                                             1,577         1,577

                                            NETHERLANDS (5.9%)
                      5,052         5,052   Aegon                                                              232           232
                      5,254         5,254   Ahold                                                              267           267
                      3,000         3,000   Akzo                                                               337           337
                     15,000        15,000   Elsevier NV                                                        228           228
                     10,000        10,000   IHC  Caland                                                        490           490
                      5,000         5,000   Phillips Electronics                                               166           166
                      1,500         1,500   Royal Dutch Petroleum                                              226           226
                      2,000         2,000   Unilever                                                           285           285

                     15,000        15,000   VNU                                                                248           248
                      3,000         3,000   Wolters Kluwer                                                     349           349

                                                                                                             2,828         2,828

                                            PHILIPPINES (0.9%)
                     25,000        25,000   Ayala, Ser B                                                        40            40
                     52,000        52,000   Ayala Land, Ser B                                                   90            90
                    127,000       127,000   JG Summit Holdings                                                  44            44
                      9,000         9,000   Manila Electric, Cl B                                               66            66
                      3,750         3,750   Metro Bank & Trust                                                  80            80
                    112,000       112,000   Petron                                                              45            45
                    185,000       185,000   SM Prime Holdings                                                   46            46

                                                                                                               411           411

                                            SINGAPORE (5.7%)
                     20,000        20,000   Cerebos Pacific                                                    160           160
                    150,000       150,000   DBS Land                                                           474           474
                     45,000        45,000   Development Bank of Singapore                                      510           510
                     30,000        30,000   Keppel                                                             227           227
                     50,000        50,000   Singapore Airlines                                                 503           503
                    100,000       100,000   Singapore Tech Industrial                                          232           232
                    100,000       100,000   Singapore Telecommunications                                       245           245
                     42,000        42,000   United Overseas Bank                                               369           369

                                                                                                             2,720         2,720

                                            SWEDEN (0.6%)
                      2,500         2,500   Astra, Ser A                                                       105           105
                      5,000         5,000   Ericsson, Ser B                                                    100           100
                      2,000         2,000   Pharmacia                                                           82            82

                                                                                                               287           287

                                            SWITZERLAND (5.6%)
                        300           300   ABB AG                                                             355           355
                        250           250   Alusuisse Lonza                                                    192           192
                        300           300   Ciba Geigy                                                         356           356
                      3,000         3,000   CS Holdings                                                        317           317
                        300           300   Nestle                                                             343           343
                         50            50   Roche Holdings                                                     369           369
                        400           400   SMH PC                                                             260           260
                        250           250   Union Bank of Switzerland                                          242           242
                        950           950   Zurich Insurance                                                   248           248

                                                                                                             2,682         2,682

                                            THAILAND (0.9%)
                      4,700         4,700   Advanced Info Service                                              57             57
                      8,700         8,700   Bangkok Bank                                                      103            103
                     26,000        26,000   Electric Generating                                                82             82
                      5,200         5,200   PTT Exploration                                                    65             65
                      8,200         8,200   Siam Commercial Bank                                              103            103
                                                                                                              410            410

                                            UNITED KINGDOM (11.0%)
                     50,000        50,000   Assocociated British Ports                                        211            211
                     50,000        50,000   British Airport Authority                                         357            357
                     75,000        75,000   BTR                                                               287            287
                     60,000        60,000   Cable & Wireless                                                  380            380
                     40,000        40,000   General Accident                                                  391            391
                     35,000        35,000   Glaxo Wellcome                                                    487            487
                     75,000        75,000   Hanson                                                            187            187
                     40,000        40,000   Hardy Oil & Gas                                                   161            161
                     50,000        50,000   Hays  PLC                                                         334            334
                     30,000        30,000   Johnson Matthey                                                   271            271
                     60,000        60,000   Marks & Spencer                                                   451            451
                     33,000        33,000   National Grid Group                                                90             90
                     51,212        51,212   Prudential                                                        345            345
                     50,000        50,000   Rexam                                                             283            283
                     20,000        20,000   RTZ                                                               289            289
                     30,000        30,000   Southern Electric                                                 307            307
                     20,000        20,000   Zeneca Group                                                      433            433

                                                                                                            5,264          5,264

                                            UNITED STATES (1.6%)
                     55,000        55,000   Latin America Equity Fund                                         770            770

                                                                                                              770            770

                                            Total Foreign Common Stocks                                    46,202         46,202

                                            FOREIGN PREFERRED STOCK (0.2%)
                                            GERMANY (0.2%)
                        700           700   Jungheinrich                                                       93             93

                                            Total Foreign Preferred Stock                                      93             93

                                            REPURCHASE AGREEMENT (2.8%)

   PRINCIPAL     PRINCIPAL     PRINCIPAL
    AMOUNT         AMOUNT        AMOUNT
                  1,345,000     1,345,000   J.P. Morgan Securities, 5.50%, dated                            1,345          1,345
                                            07/31/96, matures 08/01/96, repurchase
                                            price $1,345,006 (collateralized by U.S.
                                            Treasury Note, par value 1,395,000,
                                            5.00%, matures 2/15/99: market value
                                            $1,381,370)

                                            Total Repurchase Agreement                                      1,345          1,345

                                            Total Investments (100.0%) (Cost $45,054)                     $47,640        $47,640

(a)  Non-income producing security
Cl -- Class
Ser -- Series

(See Notes to Pro Forma Financial Statements which are an integral part of the Financial Statements)

                       HIGHMARK INTERNATIONAL EQUITY FUND
                      STEPSTONE INTERNATIONAL EQUITY FUND
     PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                JULY 31, 1996

 (Dollars in thousands)                HIGHMARK       STEPSTONE
                                    INTERNATIONAL   INTERNATIONAL
                                        EQUITY     EQUITY FUND             PRO FORMA            PRO FORMA
                                        FUND                              ADJUSTMENTS           COMBINED
ASSETS:
Investments in securities                           $    46,295                              $     46,295
Repurchase Agreements                               $     1,345                              $      1,345
                                   -----------------------------------------------------------------------
      Total Investments                                  47,640                 -                  47,640

Cash                                                        (11)        $     (56) (A)                (67)
Interest & Dividends Receivable                              47                                        47
Income/Reclaim Receivable                                   121                                       121
Prepaid Expenses and Other Assets                            16                                        16
Capital Shares Sold Receivable                                7                                         7
                                   -----------------------------------------------------------------------
      Total Assets                                       47,820               (56) (A)             47,764


LIABILITIES:
Accrued Expenses and Other Payables                          64                                        64
                                   -----------------------------------------------------------------------
      Total Liabilities                                      64                                        64

NET ASSETS:
Capital                                                  42,488                                    42,488
Net unrealized appreciation
  on investments                                          2,586                                     2,586
Undistributed net investment income
                                                            304               (56) (A)                248
Accumulated undistributed net
  realized gain (loss) on
  investment transactions                                 1,771                                     1,771
Accumulated net realized gain
  (loss) on foreign currency
  transactions                                              606                                       606
Net unrealized appreciation on
  foreign currency and translation
  of other assets and liabilities
  in foreign currency                                         1                                         1
                                   -----------------------------------------------------------------------
      NET ASSETS                                    $    47,756         $     (56)           $     47,700
                                   =======================================================================

Net Assets:
  Fiduciary                                                             $  47,700  (A)(B)    $     47,700
  Retail
  Institutional                                     $    47,756           (47,756) (B)
  Investment
                                   -----------------------------------------------------------------------
            TOTAL                                   $    47,756               (56)           $     47,700
                                   =======================================================================
Shares Outstanding:
  Fiduciary                                               1,255             1,255  (B)
  Retail
  Institutional                                           1,255            (1,255) (B)
  Investment
                                   -----------------------------------------------------------------------
            TOTAL SHARES OUTSTANDING                      1,255                                     1,255
                                   =======================================================================


  Net Asset Value and Redemption Price Per Share:

  Fiduciary                                                                                       $ 38.06
  Retail
  Institutional                                                          $  38.06
  Investment

(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statements of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.

                       HIGHMARK INTERNATIONAL EQUITY FUND
                      STEPSTONE INTERNATIONAL EQUITY FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                        FOR THE YEAR ENDED JULY 31, 1996

(Dollars in Thousands)                           HIGHMARK          STEPSTONE
                                               INTERNATIONAL     INTERNATIONAL           PRO FORMA            PRO FORMA
                                                EQUITY FUND       EQUITY FUND           ADJUSTMENTS           COMBINED
 INVESTMENT INCOME:
 Interest Income                                                       $  138                                       $    138
 Dividend Income                                                          873                                            873
 Less: Foreign taxes witheld, net of
   reclaims                                                               (85)                                           (85)
                                          -----------------------------------------------------------------------------------
           Total Income                                                   926                                            926

 EXPENSES:
 Shareholder Services Fees                                                             $      33   (B)                    33
 Administration Fees                                                       58                 32   (C)                    90
 Investment Adviser Fee                                                   425                  1   (A)                   426
 Custodian/Wire Agent Fee                                                  44                  6   (C)                    50
 Professional Fees                                                          8                 (4)  (C)                     4
 Registration Fees                                                         12                 (8)  (C)                     4
 Distribution Fee
 Trustees Fees                                                              2                 (1)  (C)                     1
 Printing Costs                                                             4                 (2)  (C)                     2
 Other                                                                     22                 (6)  (C)                    16
                                          -----------------------------------------------------------------------------------
           Total Expenses                                                 575                 51                         626
 Investment Adviser Fee Waiver                                            (66)                66   (E)
 Expenses Voluntarily Reduced                                                                (61)  (D)                   (61)
                                          -----------------------------------------------------------------------------------
           Total Net Expenses                                             509                 56                         565


 Net Investment Income                                                    417                (56)                        361

 REALIZED GAINS ON INVESTMENTS:
 Net Realized Gain/(Loss) on Investments                                1,859                                          1,859

 Net Realized Gain/(Loss) on Foreign                                      659                                            659
   Currency Transactions
 Net change in unrealized
   appreciation/(depreciation)
   on investments                                                        (968)                                          (968)

 Net change in unrealized
 appreciation/(depreciation)
    on foreign currency transactions                                       (2)                                            (2)
                                          -----------------------------------------------------------------------------------
 Net realized/unrealized gains/(losses)
   on investments                                                       1,548                                          1,548

                                          -----------------------------------------------------------------------------------

 Change in net assets resulting from
   operations                                                          $1,965                (56)                   $  1,909

                                          ===================================================================================



(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .95% of the International Equity Fund (the "Fund") average daily net assets.

(B) To support the provision of Shareholder Services to both classes of Shares, HighMark has adopted a Shareholder Service Plan. In consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, each Fund may pay a fee at the rate of up to .25% of its average daily net assets for the period to such service provider. The service provider may voluntarily choose to waive such fees at any time at its sole discretion. Currently such fees are being waived to the rate of 0.00% of average daily net assets.

(C) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(D) The adjustment is made to reflect the expense reductions resulting from the lower expected costs allocated to the fund due to combining of the HighMark and Stepstone portfolios.

(E) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than 1.26% for the Fiduciary Class of Shares for the International Equity Fund.

                       HIGHMARK INTERNATIONAL EQUITY FUND
                      STEPSTONE INTERNATIONAL EQUITY FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolio of Investments and Statement of Assets and Liabilities reflect the accounts of HighMark International Equity Fund and Stepstone International Equity Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark International Equity Fund and Stepstone International Equity Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone International Equity Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark International Equity Fund. Under generally accepted accounting principles, the Stepstone International Equity Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 1,255 Fiduciary Class of HighMark International Equity Fund in exchange for 1,255 Institutional Class shares, as of July 31, 1996.

                      HIGHMARK INTERMEDIATE-TERM BOND FUND
                     STEPSTONE INTERMEDIATE-TERM BOND FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Statement of Assets and Liabilities and Pro Forma Statement of Operations reflect the accounts of the HighMark Intermediate-Term Bond Fund and the Stepstone Intermediate-Term Bond Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark Intermediate-Term Bond Fund and Stepstone Intermediate-Term Bond Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 JULY 31, 1996


    HIGHMARK       STEPSTONE                                                           HIGHMARK          STEPSTONE
  INTERMEDIATE-  INTERMEDIATE                                                         INTERMEDIATE-     INTERMEDIATE-
    TERM BOND      TERM BOND       PRO FORMA                                           TERM BOND         TERM BOND     PRO FORMA
       FUND          FUND           COMBINED                                             FUND              FUND         COMBINED

    PRINCIPAL       PRINCIPAL      PRINCIPAL
     AMOUNT          AMOUNT         AMOUNT                                                VALUE           VALUE           VALUE
                     (000'S)                                                                             (000'S)
                                           CORPORATE OBLIGATIONS (40.2%)
                                           Arkansas Electric Cooperative
              $     2,492      $ 2,492     7.330%, 06/30/08                                         $    2,461        $  2,461

                                           Avco Financial Services
                    3,500        3,500     7.375%, 08/15/01                                              3,539           3,539

                                           Bankers Trust, NY
                    3,500        3,500     7.250%, 01/15/03                                              3,478           3,478
                    1,500        1,500     7.500%, 11/15/15                                              1,433           1,433

                                           Banponce
                    2,000        2,000     6.750%, 12/15/05                                              1,870           1,870

                                           British Petroleum
                    3,500        3,500     9.000%, 06/01/19                                              3,644           3,644

                                           Ford Motor Credit
                    4,000        4,000     8.200%, 02/15/02                                              4,185           4,185

                                           Hydro-Quebec
                    2,500        2,500     7.500%, 04/01/16                                              2,409           2,409

                                           Lehman Brothers Holdings
                    3,000        3,000     8.800%, 03/01/15                                              3,293           3,293

                                           Lockheed Martin
                    3,500        3,500     7.450%, 06/15/04                                              3,518        3,518

                                           Pacific Gas & Electric
                      780          780     8.750%, 01/01/01                                                829          829
                    2,000        2,000     6.250%, 08/01/03                                              1,888        1,888

                                           Panhandle Eastern
                    3,000        3,000     7.875%, 08/15/04                                              3,071        3,071

                                           Pepsico
                    3,500        3,500     5.875%, 06/01/00                                              3,386        3,386

                                           Province of British Columbia
                    5,000        5,000     6.500%, 01/15/26                                              4,450        4,450

                                           Province of Manitoba
                    3,000        3,000     6.125%, 01/19/04                                              2,828        2,828

                                           Province of Ontario
                    4,000        4,000     7.375%, 01/27/03                                              4,065        4,065

                                           Salomon Brothers
                    2,000        2,000     7.750%, 05/15/00                                              2,033        2,033
                    2,000        2,000     6.750%, 02/15/03                                              1,905        1,905

                                           Travellers/Aetna
                    2,000        2,000     6.750%, 04/15/01                                              1,976        1,976

                                               Total Corporate Obligations                              56,261       56,261

                                           U.S. TREASURY OBLIGATIONS (39.1%)
                                           United States Treasury Notes
                    7,000        7,000     6.125%, 03/31/98                                              6,999        6,999
                    3,000        3,000     6.375%, 05/15/99                                              2,999        2,999
                    1,000        1,000     6.375%, 07/15/99                                              1,000        1,000
                    7,000        7,000     6.250%, 05/31/00                                              6,938        6,938
                   13,100       13,100     6.125%, 07/31/00                                             12,916       12,916
                    9,000        9,000     6.125%, 09/30/00                                              8,865        8,865
                    6,500        6,500     5.875%, 02/15/04                                              6,179        6,179
                    3,500        3,500     7.250%, 08/15/04                                              3,609        3,609
                    5,000        5,000     7.250%, 08/15/22                                              5,097        5,097

                                               Total U.S. Treasury Obligations                          54,602       54,602

                                           U.S. GOVERNMENT AGENCY
                                           MORTGAGE-BACKED OBLIGATION (9.0%)
                                           FNMA
                   12,453       12,453     8.000%, 08/01/24                                             12,524       12,524

                                               Total U.S. Government Agency
                                                   Mortgage-Backed Obligation                           12,524       12,524

                                           ASSET BACKED SECURITIES (4.8%)
                                           American Express Master Trust
                    4,000        4,000     7.150%, 08/15/99                                              4,054        4,054

                                           J.C. Penney Master Credit Card Trust
                    2,500        2,500     9.625%, 06/15/00                                              2,741        2,741

                                               Total Asset Backed Securities                             6,795        6,795

                                           REPURCHASE AGREEMENT (6.9%)
                                           Deutsche Morgan Grenfell/C.J. Lawrence,
                                           Inc., 5.65%, dated 07/31/96, matures
                                           08/01/96, repurchase price $9,622,093
                                           (collateralized by various U.S. Treasury
                                           Notes, total par value $1,118,000,
                                           6.00%-7.875%, 12/31/97- 11/15/04: U.S.
                    9,621        9,621     Treasury Bill, total par value$8,8879,                        9,621        9,621
                                           01/16/97: total market value $9,813,115)

                                           Total Repurchase Agreement                                    9,621        9,621

                                           Total Investments (100.0%)  (Cost
                                           $141,199)                                                 $ 139,803    $ 139,803



FNMA - Federal National Mortgage Association

(See Notes to Pro Forma Financial Statements which are an integral part of the Financial Statements)

                                           ASSET BACKED SECURITIES (4.8%)
                                           American Express Master Trust
                    4,000        4,000     7.150%, 08/15/99                                              4,054        4,054

                                           J.C. Penney Master Credit Card Trust
                    2,500        2,500     9.625%, 06/15/00                                              2,741        2,741

                                               Total Asset Backed Securities                             6,795        6,795

                                           REPURCHASE AGREEMENT (6.9%)
                                           Deutsche Morgan Grenfell/C.J. Lawrence,
                                           Inc., 5.65%, dated 07/31/96, matures
                                           08/01/96, repurchase price $9,622,093
                                           (collateralized by various U.S. Treasury
                                           Notes, total par value $1,118,000,
                                           6.00%-7.875%, 12/31/97- 11/15/04: U.S.
                    9,621        9,621     Treasury Bill, total par value$8,8879,                        9,621        9,621
                                           01/16/97: total market value $9,813,115)

                                           Total Repurchase Agreement                                    9,621        9,621

                                           Total Investments (100.0%)  (Cost
                                           $141,199)                                                 $ 139,803    $ 139,803



FNMA - Federal National Mortgage Association

(See Notes to Pro Forma Financial Statements which are an integral part of the Financial Statements)

                      HIGHMARK INTERMEDIATE-TERM BOND FUND
                     STEPSTONE INTERMEDIATE-TERM BOND FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                                 JULY 31, 1996

 (Dollars in thousands)                        HIGHMARK       STEPSTONE
                                            INTERMEDIATE-   INTERMEDIATE-
                                              TERM BOND       TERM BOND      PRO FORMA               PRO FORMA
                                                 FUND           FUND        ADJUSTMENTS              COMBINED
 ASSETS:
 Investments in securities                                   $   130,182                              $   130,182
 Repurchase Agreements                                             9,621                                    9,621
                                        ---------------------------------                           --------------
     Total Investments                                           139,803                                  139,803

 Cash                                                                (37)     $      (95)  (A)               (132)
 Interest & Dividend Receivable                                    2,090                                    2,090
 Prepaid Expenses and Other Assets                                     3                                        3
 Capital Shares Sold Receivable                                       73                                       73
                                        --------------------------------------------------------------------------
           Total Assets                                          141,932             (95)                 141,837

 LIABILITIES:
 Payable for Capital Shares Redeemed                                   9                                        9
 Accrued Expenses and Other Payables:                                124                                      124
                                        --------------------------------------------------------------------------
           Total Liabilities                                         133                                      133

 NET ASSETS:
 Capital                                                         146,060                                  146,060
 Net unrealized appreciation
   (depreciation) on investments                                  (1,396)                                  (1,396)
 Undistributed net investment income                                 171             (95)  (A)                 76
 Accumulated undistributed net realized
   gain (loss) on investment transactions                         (3,036)                                  (3,036)
                                        --------------------------------------------------------------------------
           Net Assets                                        $   141,799      $      (95)             $   141,704
                                        ==========================================================================
 Net Assets:
      Fiduciary                                                               $  136,159   (A)(B)     $   136,159
      Retail                                                                       5,545   (A)(B)           5,545
      Institutional                                              136,250        (136,250)  (B)
      Investment                                                   5,549          (5,549)  (B)
                                        --------------------------------------------------------------------------
           Total                                             $   141,799      $      (95)             $   141,704
                                        ==========================================================================
Shares Outstanding:
      Fiduciary                                                                   13,582   (B)             13,582
      Retail                                                                         554   (B)                554
      Institutional                                               13,582         (13,582)  (B)
      Investment                                                     554            (554)  (B)
                                        --------------------------------------------------------------------------
           Total Shares Outstanding                               14,136                                   14,136
                                        ==========================================================================

 Net Asset Value and Redemption Price Per
     Share:
     Fiduciary                                                                                        $     10.03
     Retail                                                                                                 10.02

      Institutional                                          $     10.03
      Investment                                                   10.02



(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

                      HIGHMARK INTERMEDIATE-TERM BOND FUND
                     STEPSTONE INTERMEDIATE-TERM BOND FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                      FOR THE YEAR ENDED JULY 31, 1996

 (Dollars in thousands)                        HIGHMARK           STEPSTONE
                                             INTERMEDIATE-       INTERMEDIATE-       PRO FORMA             PRO FORMA
                                            TERM BOND FUND      TERM BOND FUND     ADJUSTMENTS             COMBINED
 INVESTMENT INCOME:
 Interest Income                                                 $   8,887                                $    8,887
 Dividend Income
                                                ---------------------------                              ------------
           Total Income                                              8,887                                     8,887
 EXPENSES:
 Investment Adviser Fee                                                687              (1) (A)                  686
 Shareholder Services Fees                                                              41  (B)                   41
 Administration Fees                                                   179              96  (C)                  275
 Custodian/Wire Agent Fee                                               13               5  (D)                   18
 Professional Fees                                                      23              (9) (D)                   14
 Registration Fees                                                      11               1  (D)                   12
 Distribution Fee                                                       25                                        25
 Trustees Fees                                                           3                                         3
 Printing Costs                                                          9              (2) (D)                    7
 Other                                                                  10              19  (D)                   29
                                                ---------------------------------------------------------------------
           Total Expenses                                              960             149                     1,109
 Investment Adviser Fee Waiver
 Distribution Fee Waiver                                               (25)                                      (25)
 Expenses Voluntarily Reduced                                                          (54) (E)                  (54)
                                                ---------------------------------------------------------------------
           Total Net Expenses                                          935              95                     1,030

 Net Investment Income                                               7,952             (95)                    7,857

 REALIZED GAINS ON INVESTMENTS:
 Net Realized Gain/(Loss) on Investments                              (128)                                     (128)
 Net change in unrealized appreciation
     (depreciation) on investments                                  (1,710)                                   (1,710)
                                                ---------------------------------------------------------------------
 Net realized/unrealized gains/(losses) on
     investments                                                    (1,838)            -                      (1,838)

                                                ---------------------------------------------------------------------
 Change in net assets resulting from operations                  $   6,114         $   (95)               $    6,019
                                                =====================================================================



(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .50% of the Bond Fund (the "Fund") average daily net assets.

(B) To support the provision of Shareholder Services to both classes of Shares, HighMark has adopted a Shareholder Service Plan. In consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, each Fund may pay a fee at the rate of up to .25% of its average daily net assets for the period to such service provider. The service provider may voluntarily choose to waive such fees at any time at its sole discretion. Currently such fees are being waived to the rate of 0.00% of average daily net assets.

(C) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(D) The adjustment is made to reflect the expense reductions resulting from the lower expected costs allocated to the fund due to combining of the HighMark and Stepstone portfolios.

(E) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than .75% for both the Retail Class of Shares and the Fiduciary Class of Shares for the Bond Fund.


(See Notes to Pro Forma Financial Statements)

                      HIGHMARK INTERMEDIATE-TERM BOND FUND
                     STEPSTONE INTERMEDIATE-TERM BOND FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Intermediate-Term Bond Fund and Stepstone Intermediate-Term Bond Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Intermediate-Term Bond Fund and Stepstone Intermediate-Term Bond Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Intermediate-Term Bond Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Intermediate-Term Bond Fund. Under generally accepted accounting principles, the Stepstone Intermediate-Term Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 13,582 Fiduciary Class and 554 Retail Class shares of HighMark Intermediate-Term Bond Fund in exchange for 13,582 Institutional Class shares and 554 Investment Class shares, respectively, of the Stepstone Intermediate-Term Bond Fund. These numbers are based on the net assets of each class of the Stepstone Intermediate-Term Bond Fund, and the net asset values of each respective class of HighMark Intermediate-Term Bond Fund, as of July 31, 1996. If the Reorganization is consummated, the actual exchange ratio may vary from this ratio due to changes in the market value of the portfolio securities of both the Acquiring Fund and the Acquired Fund between July 31, 1996 and the Closing Date, and changes in the amounts of undistributed net investment income and accrued liabilities of the Acquiring Fund and the Acquired Fund during that period.

                      HIGHMARK CONVERTIBLE SECURITIES FUND
                     STEPSTONE CONVERTIBLE SECURITIES FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the HighMark Convertible Securities Fund and the Stepstone Convertible Securities Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark Convertible Securities Fund and Stepstone Convertible Securities Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 JULY 31, 1996


   HIGHMARK      STEPSTONE                                                                HIGHMARK     STEPSTONE
  CONVERTIBLE    CONVERTIBLE      PRO                                                    CONVERTIBLE   CONVERTIBLE
   SECURITIES    SECURITIES      FORMA                                                    SECURITIES   SECURITIES     PRO FORMA
      FUND          FUND       COMBINED                                                     FUND          FUND        COMBINED


    SHARES         SHARES        SHARES                                                     VALUE        VALUE          VALUE
                                                                                                        (000'S)
                                            CONVERTIBLE BONDS (69.8%)
                                            3Com
                        200           200   10.250%, 11/01/01                                            $    280       $    280
                                            Airborne Freight
                        150           150   6.750%, 08/15/01                                                  147            147
                                            Alza
                        500           500   5.000%, 05/01/06                                                  460            460
                                            Bay Networks
                        350           350   5.250%, 05/15/03                                                  310            310
                                            Cetus
                        225           225   5.250%, 05/21/02                                                  214            214
                                            Chubb Capital
                        200           200   6.000%, 05/15/98                                                  213            213
                                            Columbia HCA Healthcare
                        150           150   6.750%, 10/01/06                                                  155            155
                                            Conner Peripherals
                        300           300   6.750%, 03/01/01                                                  306            306
                                            Consolidated Natural Gas
                        250           250   7.250%, 12/15/15                                                  269            269
                                            Cooper Industries
                        113           113   7.050%, 01/01/15                                                  118            118
                                            Federated Department Stores
                        400           400   5.000%, 10/01/03                                                  419            419
                                            First Data
                        225           225   5.000%, 12/15/99                                                  413            413
                                            General Instruments
                        111           111   5.000%, 06/15/00                                                  128            128

                                            Healthsource
                        400           400   5.000%, 03/01/03                                                  297            297
                                            Hexcel
                        350           350   7.000%, 08/01/03                                                  408            408
                                            HFS
                        375           375   4.750%, 03/01/03                                                  419            419
                                            Hilton Hotels
                        450           450   5.000%, 05/15/06                                                  459            459
                                            IMC Fertilizer Group
                        325           325   6.250%, 12/01/01                                                  414            414
                                            Inco Limited
                        150           150   7.750%, 03/15/16                                                  156            156
                                            Integrated Health Services
                        300           300   5.750%, 01/01/01                                                  282            282
                                            Liberty Property Trust
                        300           300   8.000%, 07/01/01                                                  300            300
                                            Magna International
                        400           400   5.000%, 10/15/02                                                  415            415
                                            Motorola
                        475           475   0.000%, 09/27/13                                                  349            349
                                            Nine West Group
                        450           450   5.500%, 07/15/03                                                  435            435
                                            Noble Affiliates
                        175           175   4.250%, 11/01/03                                                  195            195
                                            Pioneer Financial Services
                        375           375   6.500%, 04/01/03                                                  372            372
                                            Quantum Health
                        475           475   4.750%, 10/01/00                                                  431            431
                                            Softkey International
                        425           425   5.500%, 11/01/00                                                  332            332
                                            Solectron
                        375           375   6.000%, 03/01/06                                                  319            319
                                            Staples
                        425           425   4.500%, 10/01/00                                                  423            423
                                            Tele Communications International
                        400           400   4.500%, 02/15/06                                                  325            325
                                            Tenet Healthcare
                        325           325   6.000%, 12/01/05                                                  316            316
                                            Thermo Electron
                        375           375   4.250%, 01/01/03                                                  421            421
                                            Time Warner
                        500           500   0.000%, 06/22/13                                                  209            209
                                            U.S. Cellular
                        675           675   0.000%, 06/15/15                                                  225            225
                                            U.S. Filter
                        275           275   6.000%, 09/15/05                                                  335            335
                                            Veterinary Centers
                        450           450   5.250%, 05/01/06                                                  365            365
                                            WMX Technologies
                        300           300   2.000%, 01/24/05                                                  258            258

                                            Worldcom
                        200           200   5.000%, 08/15/03                                                  273            273

                                            Total Convertible Bonds  (Cost $12,253)                        12,165         12,165

                                            COMMON STOCKS (17.6%)
                                            AIR TRANSPORTATION (1.7%)
                      3,797         3,797   AMR (a)                                                           299            299

                                                                                                              299            299
                                            AUTOMOTIVE (3.2%)
                     20,000        20,000   Chrysler                                                          564            564

                                                                                                              564            564
                                            BANKS (4.7%)
                      4,430         4,430   Barnett Banks of Florida                                          272            272
                      3,000         3,000   Citicorp                                                          246            246
                      5,893         5,893   Fifth Third Bancorp                                               305            305

                                                                                                              823            823

                                            COMMUNICATIONS EQUIPMENT (0.7%)
                      4,799         4,799   General Instrument (a)                                            121            121

                                                                                                              121            121

                                            COMPUTERS & SERVICES (1.0%)
                      3,529         3,529   Seagate Technology                                                171            171

                                                                                                              171            171
                                            FINANCIAL SERVICES (0.6%)
                      3,875         3,875   Legg Mason                                                        110            110

                                                                                                              110            110
                                            MISCELLANEOUS BUSINESS SERVICES (5.6%)
                     13,000        13,000   Electronic Data Systems                                           687            687
                     10,775        10,775   Olsten                                                            286            286
                                                                                                              973            973
                                                Total Common Stocks (Cost $2,676)                           3,061          3,061

                                            PREFERRED STOCKS (12.7%)
                                            BANKS (1.8%)
                      3,000         3,000   Banc One  $3.50                                                   200            200
                      3,000         3,000   Union Planters                                                    112            112

                                                                                                              312            312

                                            FINANCIAL SERVICES (4.4%)
                      6,500         6,500   Conseco * 7.00%                                                   494            494
                      3,000         3,000   SCI Finance LLC                                                   270            270
                                                                                                              764            764

                                            PAPER & PAPER PRODUCTS (1.7%)
                      6,500         6,500   International Paper (a)                                           291            291

                                                                                                              291            291

                                            REAL ESTATE (1.5%)
                     10,000        10,000   Merry Land & Investment $2.15, Ser C                              266            266

                                                                                                              266            266
                                            RETAIL (1.3%)
                      5,000         5,000   Ann Taylor                                                        220            220

                                                                                                              220            220
                                            WHOLESALE (2.0%)
                      4,250         4,250   Alco Standard                                                     353            353

                                                                                                              353            353

                                            Total Preferred Stocks (Cost $2,127)                            2,206          2,206

                                            Total Investments (100.0%) (Cost $17,432)                    $ 17,432       $ 17,432

(a) - Non-income producing security
Ser - Series

(See Notes to Pro Forma Financial Statements which are an integral part of the
                            Financial Statements)

                      HIGHMARK CONVERTIBLE SECURITIES FUND
                     STEPSTONE CONVERTIBLE SECURITIES FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

 (Dollars in thousands)                        HIGHMARK
                                              CONVERTIBLE      STEPSTONE
                                              SECURITIES      CONVERTIBLE      PRO FORMA               PRO FORMA
                                                 FUND         SECURITIES      ADJUSTMENTS              COMBINED
 ASSETS:
 Investments in securities                                       $  17,432                             $    17,432

 Repurchase Agreements
                                             ----------------------------------------------------------------------
     Total Investments                             -                17,432             -                    17,432
 Cash                                              -                 1,015                                   1,015

 Interest & Dividend Receivable                    -                   170                                     170

 Receivable from Brokers                           -                   -                                       -

 Prepaid Expenses and Other Assets                 -                    11                                      11

 Capital Shares Sold Receivable                    -                   -                                       -
                                             ----------------------------------------------------------------------
           Total Assets                            -                18,628             -                    18,628

 LIABILITIES:
 Accrued Expenses and Other Payables:              -                    15                                      15

           Total Liabilities                       -                    15             -                        15

 NET ASSETS:
 Capital                                           -                17,788                                  17,788

 Net unrealized appreciation
   (depreciation) on investments                   -                   376                                     376
 Undistributed net investment income               -                    20                                      20

 Accumulated undistributed net realized
   gain (loss) on investment transactions          -                   429                                     429
                                             ----------------------------------------------------------------------

           NET ASSETS                              -                18,613             -                    18,613
                                             ======================================================================
 Net Assets:
      Fiduciary                                    -                   -            18,613  (A)(B)          18,613

      Retail                                       -                   -               -                       -

      Institutional                                                 18,613         (18,613) (A)(B)             -

      Investment                                                       -               -                       -
                                               ---------------------------------------------------------------------

           TOTAL                                       -          $ 18,613             -                   $ 18,613
                                               =====================================================================
 Shares Outstanding:
      Fiduciary                                        -                            1,800  (B)                1,800

      Retail                                           -                               -                       -

      Institutional                                                  1,800         (1,800) (B)                 -

      Investment                                                       -               -                       -

                                               ---------------------------------------------------------------------

           TOTAL SHARES OUSTANDING                     -             1,800             -                      1,800
                                               =====================================================================

 Net Asset Value and Redemption Price Per
   Share:
      Fiduciary                                                                                               10.34
      Retail
      Institutional                                                  10.34

(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.

                      HIGHMARK CONVERTIBLE SECURITIES FUND
                     STEPSTONE CONVERTIBLE SECURITIES FUND
                        PRO FORMA COMBINING STATEMENT OF
                              OPERATIONS (UNAUDITED)

FOR THE YEAR ENDED JULY 31, 1996

 (Dollars in thousands)                        HIGHMARK        STEPSTONE
                                              CONVERTIBLE     CONVERTIBLE      PRO FORMA              PRO FORMA
                                              SECURITIES      SECURITIES      ADJUSTMENTS             COMBINED
                                                 FUND
 INVESTMENT INCOME:
 Interest Income                                                      $545                                  $545

 Dividend Income                                   -                   193                                   193

 Less: Foreign taxes witheld, net of
   reclaims                                                            -                                     -
                                          -----------------------------------------------------------------------
           Total Income                            -                   738              -                    738

 EXPENSES:
 Administration Fees                               -                    21               11  (B)              32

 Investment Adviser Fee                            -                    98                   (A)              98

 Custodian/Wire Agent Fee                          -                     3               (1) (C)               2

 Professional Fees                                 -                     2                   (C)               2

 Registration Fees                                 -                     3               (2) (C)               1

 Distribution Fee                                  -                   -                -    (C)             -

 Trustees Fees                                     -                     1               (1) (C)               0

 Printing Costs                                    -                     2               (1) (C)               1

 Other                                             -                     9                3  (C)              12
                                          -----------------------------------------------------------------------
           Total Expenses                          -                   139               10                  149

 Investment Adviser Fee Waiver                                         -                                     -

 Distribution Fee Waiver                                               -                                     -

 Expenses Voluntarily Reduced                      -                                    (10) (D)             (10)

 Expense Reimbursements                            -                                                         -
                                          -----------------------------------------------------------------------
           Total Net Expenses                      -                   139                0                  139

 Net Investment Income                             -                   599               (0)                 599

 REALIZED GAINS ON INVESTMENTS:


 Net Realized Gain/(Loss) on Investments               -               357                                   357

 Net Realized Gain/(Loss) on Investment
   Transactions                                        -                                                     -

 Net Realized Gain/(Loss) on Option
   Contracts                                                             1                                     1

 Net change in unrealized
 appreciation/(depreciation)
   on investments                                      -              (187)                                 (187)
                                          -----------------------------------------------------------------------
 Net realized/unrealized gains/(losses) on
   investments                                         -               171             -                     171
                                          -----------------------------------------------------------------------
 Change in net assets resulting from
   operations                                          -              $770             -                    $770
                                          =======================================================================

(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .60% of the Convertible Securities Fund (the "Fund") average daily net assets.

(B) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(C) The adjustment is made to reflect the expense reductions resulting from the lower expected costs allocated to the fund due to combining of the HighMark and Stepstone portfolios.

(D) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than.85% for the Fiduciary Class of Shares for the Convertible Securities Fund.

                      HIGHMARK CONVERTIBLE SECURITIES FUND
                     STEPSTONE CONVERTIBLE SECURITIES FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Convertible Securities Fund and Stepstone Convertible Securities Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Convertible Securities Fund and Stepstone Convertible Securities Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Convertible Securities Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Convertible Securities Fund. Under generally accepted accounting principles, the Stepstone Convertible Securities Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 1,800 Fiduciary Class in exchange for 1,800 Institutional Class shares, in the reorganization as of July 31, 1996.

                      HIGHMARK GOVERNMENT SECURITIES FUND
                      STEPSTONE GOVERNMENT SECURITIES FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of the HighMark Government Securities Fund and the Stepstone Government Securities Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark Government Securities Fund and Stepstone Government Securities Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


               PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 JULY 31, 1996


   HIGHMARK     STEPSTONE                                                               HIGHMARK    STEPSTONE
  GOVERNMENT    GOVERNMENT    PRO FORMA                                                GOVERNMENT   GOVERNMENT      PRO FORMA
  SECURITIES    SECURITIES    COMBINED                                                 SECURITIES   SECURITIES       COMBINED
     FUND          FUND                                                                   FUND         FUND

  PRINCIPAL     PRINCIPAL     PRINCIPAL                                                  VALUE        VALUE           VALUE
                 (000'S)                                                                             (000'S)
                                          U.S. TREASURY OBLIGATIONS (67.0%)
                                          U.S. Treasury Notes
                $   1,750     $    1,750  5.625%, 06/30/97                                            $  1,746        $    1,746
                    2,000          2,000  7.375%, 11/15/97                                               2,032             2,032
                      750            750  6.000%, 11/30/97                                                 750               750
                    2,500          2,500  5.250%, 12/31/97                                               2,473             2,473
                    1,000          1,000  5.125%, 02/28/98                                                 985               985
                    2,500          2,500  6.000%, 05/31/98                                               2,491             2,491
                    7,250          7,250  5.500%, 11/15/98                                               7,130             7,130
                    1,000          1,000  5.000%, 02/15/99                                                 969               969
                    1,000          1,000  5.500%, 12/31/00                                                 960               960
                    1,500          1,500  7.750%, 01/31/00                                               1,559             1,559
                    2,000          2,000  6.375%, 08/15/02                                               1,975             1,975
                    1,000          1,000  6.875%, 05/15/06                                               1,005             1,005
                    8,550          8,550  6.000%, 02/15/26                                               7,512             7,512

                                              Total U.S. Treasury Obligations                           31,587            31,587

                                          U.S. GOVERNMENT AGENCY
                                          OBLIGATIONS (20.9%)
                                          Aid-Israel
                    2,000          2,000  7.125%, 08/15/99                                               2,023             2,023
                                          FHLB
                    1,000          1,000  7.060%, 08/14/01                                               1,002             1,002

                                          FNMA
                    1,000          1,000  5.900%, 07/06/00                                                 974               974
                    1,000          1,000  5.875%, 02/02/06                                                 918               918

                                          GNMA
                    1,854          1,854  7.500%, 08/15/25                                               1,830             1,830
                    2,262          2,262  7.000%, 01/15/24                                               2,173             2,173

                                          Tennessee Valley Authority
                    1,000          1,000  6.375%, 06/15/05                                                 951               951

                                          Total U.S. Government Agency  Obligations                      9,871             9,871

                                          CORPORATE OBLIGATIONS (12.1%)
                                          Fletcher Challenge
                    1,000          1,000  7.750%, 06/20/06                                               1,008             1,008

                                          GMAC
                    1,000          1,000  7.125%, 05/01/03                                                 989               989

                                          Lehman Brothers
                    1,500          1,500  7.125%, 09/15/03                                               1,462             1,462

                                          Lockheed Martin
                    1,000          1,000  6.850%, 05/15/01                                                 991               991

                                          Meditrust
                    1,250          1,250  7.250%, 08/16/99                                               1,253             1,253

                                          Total Corporate Obligations                                    5,703             5,703

                                          Total Investments (100.0%) (Cost $48,986)                    $47,161           $47,161

FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(See Notes to Pro Forma Financial Statements which are an integral part of the
                            Financial Statements)

                      HIGHMARK GOVERNMENT SECURITIES FUND
                      STEPSTONE GOVERNMENT SECURITIES FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                 JULY 31, 1996

 (Dollars in thousands)                       HIGHMARK      STEPSTONE
                                              GOVERNMENT    GOVERNMENT      PRO FORMA             PRO FORMA
                                              SECURITIES    SECURITIES     ADJUSTMENTS             COMBINED
                                                 FUND          FUND
 ASSETS:
 Investments in securities                                   $  47,161                          $     47,161
 Repurchase Agreements                                                                                    -
                                            ---------------------------                        --------------
     Total Investments                                          47,161                                47,161

 Cash                                                              759       $       1  (A)              760

 Interest & Dividends Receivable                                   806                                   806
 Receivable from Brokers                                           949                                   949
 Prepaid Expenses and Other Assets                                  37                                    37
 Capital Shares Sold Receivable                                     11                                    11
                                            -----------------------------------------------------------------
           Total Assets                                         49,723               1                49,724

 LIABILITIES:
 Payable for Capital Shares Redeemed                                14                                    14
 Payable to Brokers                                              1,000                                 1,000
 Accrued Expenses and Other Payables                                82                                    82
                                            -----------------------------------------------------------------
           Total Liabilities                                     1,096                                 1,096


 NET ASSETS:
 Capital                                                        50,635                                50,635
 Net unrealized appreciation on
   investments                                                  (1,066)                               (1,066)
 Undistributed net investment income                                89               1                    90

 Accumulated undistributed net realized
      gain (loss) on investment transactions                    (1,031)                               (1,031)
                                            -----------------------------------------------------------------
           Net Assets                                        $  48,627       $       1          $     48,628

                                            =================================================================
 Net Assets:
    Fiduciary                                                                $  48,628  (A)(B)  $     48,628

    Retail
    Institutional                                            $  48,627         (48,627) (B)

    Investment
                                            -----------------------------------------------------------------
           Total                                             $  48,627       $       1          $     48,628

                                            =================================================================
 Shares Outstanding:
    Fiduciary                                                                    5,203  (B)            5,203

    Retail
    Institutional                                                5,203          (5,203) (B)

    Investment
                                             ----------------------------------------------------------------
           Total Shares Outstanding                              5,203                                 5,203

                                             ================================================================
 Net Asset Value and Redemption Price Per
 Share:
    Fiduciary                                                                                     $     9.35

    Retail
    Institutional                                           $     9.35
    Investment

(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.


(See Notes to Pro Forma Financial Statements)

                      HIGHMARK GOVERNMENT SECURITIES FUND
                      STEPSTONE GOVERNMENT SECURITIES FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

 (Dollars in thousands)                       HIGHMARK      STEPSTONE
                                              GOVERNMENT    GOVERNMENT     PRO FORMA              PRO FORMA
                                              SECURITIES    SECURITIES    ADJUSTMENTS             COMBINED
                                                 FUND          FUND

 INVESTMENT INCOME:

 Interest Income                                             $   2,723                          $      2,723
 Dividend Income
                                         ------------------------------                       ---------------
           Total Income                                          2,723                                 2,723

 EXPENSES:
 Investment Adviser Fee                                            216          $  (1) (A)               215
 Administration Fees                                                57             29  (B)                86
 Custodian/Wire Agent Fee                                            4              2  (C)                 6

 Professional Fees                                                  10             (6) (C)                 4
 Registration Fees                                                  12             (8) (C)                 4
 Distribution Fee                                                                  12  (C)                12
 Trustees Fees                                                       1                                     1

 Printing Costs                                                      9             (7) (C)                 2
 Other                                                              15             (2) (C)                13
                                         --------------------------------------------------------------------
           Total Expenses                                          324              7                    331
 Investment Adviser Fee Waiver
 Expenses Voluntarily Reduced                                                      (8) (D)                (8)
                                         --------------------------------------------------------------------
           Total Net Expenses                                      324             (1)                   323

 Net Investment Income                                           2,399              1                  2,400
 Realized Gains on Investments:
 Net Realized Gain/(Loss) on Investments                           845                                   845
 Net change in unrealized
 appreciation/(depreciation)
      on investments                                            (1,995)                               (1,995)
                                         --------------------------------------------------------------------
 Net realized/unrealized gains/(losses)
      on investments                                            (1,150)                               (1,150)

                                         --------------------------------------------------------------------
 Change in net assets resulting from
      operations                                             $   1,249          $   1           $      1,250

                                         =====================================================================





                         (See Legend on following page)
                 (See Notes to Pro Forma Financial Statements)

                      HIGHMARK GOVERNMENT SECURITIES FUND
                      STEPSTONE GOVERNMENT SECURITIES FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .50% of the Government Securities Fund (the "Fund") average daily net assets.

(B) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(C) The adjustment is made to reflect the expense reductions resulting from the lower expected costs allocated to the fund due to combining of the HighMark and Stepstone portfolios.

(D) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than .75% for the Fiduciary Class of Shares for the Government Securities Fund.

                      HIGHMARK GOVERNMENT SECURITIES FUND
                      STEPSTONE GOVERNMENT SECURITIES FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Schedule of Portfolio of Investments and Pro Forma Combining Statement of Assets and Liabilities reflect the accounts of HighMark Government Securities Fund and Stepstone Government Securities Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark Government Securities Fund and Stepstone Government Securities Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone Government Securities Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark Government Securities Fund. Under generally accepted accounting principles, the Stepstone Government Securities Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 5,203 Fiduciary Class shares of HighMark Government Securities Fund in exchange for 5,203 Institutional Class shares in the reorganization as of July 31, 1996.

              HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
              STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                         PRO FORMA FINANCIAL STATEMENTS
                                 JULY 31, 1996


The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Pro Forma Statement of Assets and Liabilities and Pro Forma Statement of Operations reflect the accounts of the HighMark California Intermediate Tax-Free Bond Fund and the Stepstone California Intermediate Tax-Free Bond Fund as of and for the year ended July 31, 1996. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at July 31, 1996. The accompanying Pro Forma Combining Statement of Operations reflects the accounts of HighMark California Intermediate Tax-Free Bond Fund and Stepstone California Intermediate Tax-Free Bond Fund for the year ended July 31, 1996, the most recent fiscal year end of the Registrant.


              HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
              STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

                                 JULY 31, 1996


   HIGHMARK                                                                               HIGHMARK
   CALIFORNIA    STEPSTONE                                                               CALIFORNIA     STEPSTONE
  INTERMEDIATE   CALIFORNIA     PRO FORMA                                               INTERMEDIATE    CALIFORNIA    PRO FORMA
    TAX-FREE    INTERMEDIATE    COMBINED                                                  TAX-FREE     INTERMEDIATE    COMBINED
   BOND FUND      TAX-FREE                                                                BOND FUND      TAX-FREE
                  BOND FUND                                                                             BOND FUND


   PRINCIPAL     PRINCIPAL      PRINCIPAL
    AMOUNT         AMOUNT        AMOUNT                                                    VALUE          VALUE         VALUE
                  (000'S)                                                                                (000'S)
                                            CALIFORNIA MUNICIPAL BONDS (93.7%)
                    $   500       $    500  Alameda County, Santa Rita Jail Project,                       $   508        $   508
                                            COP, MBIA Insured 5.250%, 12/01/04

                        250            250  Anaheim Public Financing Authority,                                248            248
                                            Electric Utililty Projects, RB, Callable
                                            04/01/05 @ 100, MBIA Insured 5.500%,
                                            10/01/10

                        500            500  Antioch Public Finance Authority, Police                           490            490
                                            Facilities Project, Lease RB, MBIA Insured
                                            4.550%, 01/01/03

                        345            345  Berkeley Unified School District, GO, Ser                          423            423
                                            D, FGIC Insured 8.250%, 08/01/05

                        500            400  California Educational Facilities,                                 515            515
                                            Pepperdine University, RB, Callable
                                            01/15/97 @ 102 6.750%, 01/15/06

                        200            200  California Pollution Control Finance                               200            200
                                            Authority, Shell Oil, VRDN, RB (A) (B) (C)
                                            3.500%, 08/01/96

                        250            250  California State, GO 4.200%, 09/01/02                           238             238

                        250            250  Contra Costa Transportation Authority,                          264             264
                                            Sales Tax RB, Ser A, Escrowed to Maturity
                                            6.300%, 03/01/00

                        500            500  Cupertino, COP, Callable 01/01/03 @ 102                         505             505
                                            5.500%, 01/01/05

                        250            250  East Bay Municipal Utility District Water                       264             264
                                            System, RB, FGIC Insured 6.000%, 06/01/01

                        235            235  Gilroy Unified School District, COP,                            243             243
                                            Measure J Capital Projects, FSA Insured
                                            5.750%, 09/01/05

                        500            500  Los Angeles Department of Airports, RB,                         549             549
                                            Ser B, FGIC Insured 6.500%, 05/15/04

                        300            300  Los Angeles, GO, FGIC Insured Callable                          305             305
                                            09/01/03 @ 101 5.400%, 09/01/06

                        300            300  Los Angeles, Wastewater System RB, Ser B,                       299             299
                                            Callable 06/01/03 @ 102, MBIA Insured
                                            5.400%, 06/01/08

                        250            250  Midpeninsula Regional Open Space District                       251             251
                                            Finance Authority, RB, AMBAC Insured
                                            4.900%, 09/01/02

                        300            300  Moulton-Niguel Water District, COP,                             294             294
                                            Callable 09/01/03 @ 102, AMBAC Insured
                                            4.750%, 09/01/04

                        230            230  M-S-R Public Power Agency, San Juan                             240             240
                                            Project, RB, Ser F, AMBAC Insured,
                                            Callable 07/01/03 @ 102, Callable 07/01/05
                                            @ 100 6.000%, 07/01/08

                        550            550  Sacramento Municipal Utility District,                          562             562
                                            Electric Revenue, Ser C, FGIC Insured
                                            5.750%, 11/15/08

                        480            480  San Diego County Water Authority, COP, Ser                      513             513
                                            A, Callable 05/01/03 @ 100, Callable
                                            05/01/01 @ 102 6.250%, 05/01/04

                        300            300  San Francisco Building Authority,                               296             296
                                            Department General Services, Lease RB, Ser
                                            A 4.500%, 10/01/00

                        350            350  San Francisco City & County, GO, Utility                        368             368
                                            Public Safety Improvement Project, Ser F,
                                            FGIC Insured 6.500%, 06/15/08

                        150            150  San Jose Redevelopment Agency, Tax                         148             148
                                            Allocation, Merged Area Redevelopment
                                            Project, RB, MBIA Insured 4.800%, 08/01/04

                        400            400  Santa Clara, COP, AMBAC Insured 6.000%,                    405             405
                                            05/15/12

                        500            500  Santa Cruz County,  Public Facilities                      501             501
                                            Financing Authority, Tax Allocation,
                                            Callable 09/01/03 @ 102, MBIA Insured
                                            5.100%, 09/01/05

                        200            200  Tulare County Capital Improvement Program,                 201             201
                                            COP, Ser A, MBIA Insured 4.700%, 02/15/00

                        200            200  United Water Conservation District, Water                  192             192
                                            Systems Project, RB, FSA Insured 4.300%,
                                            03/01/03

                                            Total California Municipal Bonds  (Cost                  9,022           9,022
                                            $9,019)


                                            Total Investments (98.8%)  (Cost $9,512)             $   9,022           9,022





(A) Floating Rate security -- The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1996.
(B) Put and Demand Feature -- The data reported is the lesser of maturity date or the put date.
(C) Securities are held in conjunction with a letter of credit by a major commercial bank or financial institution.
AMBAC -- American Municipal Bond Insurance Corporation
COP --   Certificates of Participation
FGIC --  Financial Guaranty Insurance Corporation
FSA --   Financial Security Assurance
MBIA --  Municipal Bond Investors Assurance
RB --    Revenue Bonds
Ser --   Series
VRON --  Variable Rate Demand Note

(See Notes to Pro Forma Financial Statements which are an integral part of the
                            Financial Statements)

              HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
              STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                 JULY 31, 1996


 (Dollars in thousands)                     HIGHMARK CALIFORNIA  STEPSTONE CALIFORNIA
                                              INTERMEDIATE TAX     INTERMEDIATE TAX        PRO FORMA              PRO FORMA
                                               FREE BOND FUND       FREE BOND FUND        ADJUSTMENTS              COMBINED
 ASSETS:
 Investments in securities                                                   $  9,022                                $ 9,022
 Repurchase Agreements
                                            ---------------------------------------------------------------------------------
     Total Investments                                                          9,022                                  9,022



 Cash                                                                             493               (2)  (A)             491
 Interest & Dividends Receivable                                                  120                                    120
 Receivable from Brokers
 Prepaid Expenses and Other Assets                                                  4                                      4
 Capital Shares Sold Receivable
                                            ---------------------------------------------------------------------------------
           Total Assets                                                         9,639               (2)                9,637

 LIABILITIES:
 Distributions Payable
 Payable for Capital Shares Redeemed
 Payable to Brokers
 Accrued Expenses and Other Payables                                                6                                      6
                                            ---------------------------------------------------------------------------------
           Total Liabilities                                                        6                                      6

 NET ASSETS:
 Capital                                                                       10,924                                 10,924
 Net unrealized appreciation on
   investments                                                                      3                                      3
 Undistributed net investment income                                               14               (2)  (A)              12
 Accumulated undistributed net realized
   gain (loss) on investment transactions                                      (1,308)                                (1,308)
 Accumulated net realized gain (loss) on
   foreign currency transactions
 Net unrealized appreciation on foreign
   currency and translation of other
   assets and liabilities in foreign currency
                                            ---------------------------------------------------------------------------------
           NET ASSETS                                                        $  9,633          $    (2)              $ 9,631
                                            =================================================================================

 Net Assets:
    Fiduciary                                                                                  $ 5,158   (A)(B)      $ 5,158
    Retail                                                                                       4,473   (A)(B)        4,473
    Institutional                                                            $  5,159           (5,159)  (B)
    Investment                                                                  4,474           (4,474)  (B)
                                            ---------------------------------------------------------------------------------
           TOTAL                                                             $  9,633          $    (2)              $ 9,631
                                            =================================================================================

 Shares Outstanding:
    Fiduciary                                                                                      536   (B)             536
    Retail                                                                                         466   (B)             466
    Institutional                                                                 536             (536)  (B)
    Investment                                                                    466             (466)  (B)
                                                -----------------------------------------------------------------------------
           TOTAL SHARES OUTSTANDING                                             1,002                                  1,002
                                                =============================================================================
 Net Asset Value and Redemption Price Per
 Share:
    Fiduciary                                                                                                          $9.63
    Retail                                                                                                              9.60
    Institutional                                                               $9.63
    Investment                                                                   9.60

(A) Adjustment to reflect the cumulative effect of the pro forma adjustments on the Statement of Operations.

(B) Adjustment to reflect class share balances as a result of the reorganization.


(See Notes to Pro Forma Financial Statements)

              HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
              STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

 (Dollars in thousands)                                   HIGHMARK          STEPSTONE
                                                         CALIFORNIA         CALIFORNIA
                                                      INTERMEDIATE TAX   INTERMEDIATE TAX          PRO FORMA           PRO FORMA
                                                       FREE BOND FUND     FREE BOND FUND           ADJUSTMENTS          COMBINED
 INVESTMENT INCOME:

 Interest Income                                                                     $472                               $  472
 Dividend Income
                                                        -----------------------------------------------------------------------
           Total Income                                                               472                                  472
 EXPENSES:
 Administration Fees                                                                   12             $   1  (B)            13
 Investment Adviser Fee                                                                47                    (A)            47
 Custodian/Wire Agent Fee                                                               2                (1) (C)             1

 Professional Fees                                                                      1                    (C)             1

 Registration Fees                                                                     (1)                2  (C)             1
 Distribution Fee                                                                      18                    (C)            18
 Trustees Fees                                                                          1                (1) (C)             0

 Printing Costs                                                                         1                    (C)             1
 Other                                                                                  3                23  (C)            26
                                                        -----------------------------------------------------------------------
           Total Expenses                                                              84                24                108
 Investment Adviser Fee Waiver                                                        (47)               47  (A)           -
 Distribution Fee Waiver                                                              (18)                                 (18)
 Expenses Voluntarily Reduced                                                                           (69) (D)           (69)
 Expense Reimbursements
                                                        -----------------------------------------------------------------------
           Total Net Expenses                                                          19                 2                 21

 Net Investment Income                                                                453                (2)               451

 REALIZED GAINS ON INVESTMENTS:                                                       (39)                                 (39)

 Net change in unrealized
 appreciation/(depreciation)
   on investments                                                                     248                                  248
 Net change in unrealized
 appreciation/(depreciation)
   on foreign currency transactions
 Net realized/unrealized gains/(losses) on
   investments                                                                        209                                  209
                                                        -----------------------------------------------------------------------

 Change in net assets resulting from operations                                     $ 662             $  (2)            $  660
                                                        =======================================================================


                         (See Legend on following page)
                 (See Notes to Pro Forma Financial Statements)

              HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
              STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                        FOR THE YEAR ENDED JULY 31, 1996

(A) Pacific Alliance Capital Management (the "Adviser") receives for its services an annual investment advisory fee equal to .50% of the California Intermediate Tax-Free Bond Fund (the "Fund") average daily net assets. The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

(B) SEI Financial Services Company provides the Fund with certain administrative services. The SEI fee is based on the level of average aggregate net assets of the Fund for the period.

(C) The adjustment is made to reflect the expense reductions resulting from the lower expected costs allocated to the fund due to combining of the HighMark and Stepstone portfolios.

(D) The Adviser has voluntarily agreed to waive fees to the extent necessary in order to limit total operating expenses to not more than .22% for the Retail Class of Shares and the Fiduciary Class of Shares for the California Intermediate Tax-Free Bond Fund.

              HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
              STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolio of Investments and Statement of Assets and Liabilities reflect the accounts of HighMark California Intermediate Tax-Free Bond Fund and Stepstone California Intermediate Tax-Free Bond Fund, collectively (the "Funds") as of July 31, 1996. These statements have been derived from the books and records utilized in calculating daily net assets values at July 31, 1996. The Pro Forma Combining Statement of Operations reflects the accounts of HighMark California Intermediate Tax-Free Bond Fund and Stepstone California Intermediate Tax-Free Bond Fund for the twelve months ended July 31, 1996, the most recent fiscal year of the Registrant.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed transfer of the assets of Stepstone California Intermediate Tax-Free Bond Fund in exchange for Retail and Fiduciary Class of Shares of the HighMark California Intermediate Tax-Free Bond Fund. Under generally accepted accounting principles, the Stepstone California Intermediate Tax-Free Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administration fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect the anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently indeterminable.


2.  SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of 536 Fiduciary Class and 466 Retail Class shares of HighMark California Intermediate Tax-Free Bond Fund in exchange for 536 Institutional Class shares and 466 Investment Class shares, respectively. These numbers are based on the net assets of each class of the Stepstone California Intermediate Tax-Free Bond Fund, and the net asset values of each respective class of HighMark California Intermediate Tax-Free Bond Fund, as of July 31, 1996. If the Reorganization is consummated, the actual exchange ratio may vary from this ratio due to changes in the market value of the portfolio securities of both the Acquiring Fund and the Acquired Fund between July 31, 1996 and the Closing Date, and changes in the amounts of undistributed net investment income and accrued liabilities of the Acquiring Fund and the Acquired Fund during that period.